UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Address of principal executive offices) (Zip code)

1301 Avenue of the Americas (6th Ave.), 35th Floor

New York, NY 10019

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Report to Stockholders.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2014

1301 Avenue of the Americas (6th Ave.), 35th Floor   New York, New York 10019   www.direxioninvestments.com

Direxion All Cap Insider Sentiment Shares

Direxion S&P 500® DRRC Index Volatility Response Shares

Direxion NASDAQ-100® Equal Weighted Index Shares

Direxion Zacks MLP High Income Shares

1X BEAR FUNDS

SECTOR FUNDS

Direxion Daily Total Market Bear 1X Shares

FIXED INCOME FUNDS

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Direxion Daily 20+ Year Treasury Bear 1X Shares

Direxion Daily Total Bond Market Bear 1X Shares

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Investments exchange traded funds (the “ETFs”) includes the Direxion All Cap Insider Sentiment Shares, Direxion S&P 500® DRRC Index Volatility Response Shares, Direxion NASDAQ-100® Equal Weighted Index Shares and the Direxion Zacks MLP High Income Shares (collectively, the “Non-Leveraged ETFs”). In addition, this report includes the Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and the Direxion Daily Total Bond Market Bear 1X Shares (collectively, the “Bear ETFs”). This report covers the period from November 1, 2013 to April 30, 2014, (the “Semi-Annual Period”).

Market Review:

The S&P 500® Index rose 8.35% on a total return basis during the Semi-Annual Period. After a brief profit-taking dip in December, the market lifted higher into year-end and remained flat through the first half of January. The market experienced a sharp sell-off in the second half of January, primarily due to volatility in Emerging Market currencies. The sizable selloff in these Emerging Market currencies was due to concerns over increased Federal Reserve tapering and its eventual effect on Emerging Market economies. This selloff caused a drag on U.S. stocks and pushed the S&P 500® Index to its lowest close during the Semi-Annual Period. Investors proved to be resilient and shrugged off these Emerging Market concerns, as by mid-February the S&P 500® Index had recovered to the pre-sell off levels, continuing even higher for the remainder of the Semi-Annual Period.

The Fixed Income market continued to fall into the close of 2013, but during the first four months of 2014, U.S. Ten-Year and Long Duration Bonds posted solid gains. Since the beginning of 2014 through April, the Barclays U.S. Aggregate Total Bond Index steadily gained 2.70%, after falling 0.94% from the end of October through year end 2013. During the first quarter of 2014, short-term rates rose slightly (before dropping back down) as long-term rates declined, causing the long-end of the yield curve to flatten significantly.

Factors Affecting Performance of Non-Leverage ETFs:

—

Benchmark Performance – The performance of each ETF’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. The market conditions that affected the benchmark indexes during the past year are described in the Market Review section above.

—

Optimized Baskets – The Direxion S&P 500® DRRC Index Volatility Response Shares holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, this ETF may hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

—

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF’s prospectus and may be larger than many traditional index funds’ fees which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF’s use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

—

Volatility – In periods of high volatility, the Direxion S&P 500® DRRC Index Volatility Response Shares will rebalance its portfolio and decrease exposure to equity securities and increase the amount of the portfolio held in U.S. Treasury Bills. This decreased exposure to equity securities means this ETF would not be expected to gain the full benefit of a rising equity market if such a market occurred during a period of high volatility.

—

Deferred Taxes – The Direxion Zacks MLP High Income Shares is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter ‘‘C’’ corporation. As a ‘‘C’’ corporation, the Fund accrues

4	DIREXION SEMI-ANNUAL REPORT

deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by this ETF on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. This ETF’s accrued deferred tax liability, if any, is reflected each day in its net asset value per share. The deferred tax liability causes a greater negative impact on this ETF’s performance.

Non-Leveraged ETFs Performance Review:

The following discussion relates to the performance of the Non-Leveraged ETFs for the Semi-Annual Period. These ETFs seek to match, after expenses, the return of a benchmark through time. For these ETFs, the benchmark performance for the period is the standard against which they should be evaluated. The performance of the ETFs for the Semi-Annual Period is important primarily for understanding whether the ETFs meet their investment goals.

The Direxion All Cap Insider Sentiment Shares seeks to match, after expenses, the return of the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index. The Sabrient Multi-Cap Insider/Analyst Quant-weighted Index is a quantitatively-weighted index comprised of 100 of the top publicly-traded companies in the S&P 1500 Index. The Index reflects positive sentiment among those “insiders” closest to a company’s financials and business prospects, such as top management, directors, large institutional holders, and the Wall Street research analysts who follow the company. For the Semi-Annual Period, the Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index returned 8.08%, while the Direxion All Cap Insider Sentiment Shares returned 10.04%.

The Direxion S&P 500® DRRC Index Volatility Response Shares seeks to match, after expenses, the return of the S&P 500® Dynamic Rebalancing Risk Control Index. The S&P 500® Dynamic Rebalancing Risk Control Index is designed to respond to the volatility of the S&P 500® Index. (the “Stock Component”). The S&P 500 Index measures the large capitalization segment of the domestic equity market, composed of stocks of the 500 domestic companies with the largest capitalization. The Index employs a sophisticated methodology designed to control the Index’s risk level by establishing a specific volatility level target that adjusts the Index’s components among an allocation to the stock component and fixed income securities, including U.S. Treasury Bills (the “Cash Component”). Through the use of an exponential volatility equation, the Index adjusts based upon realized exponentially-weighted historical volatility of the S&P 500® Index. As volatility increases, exposure to the Stock Component will decrease and exposure to the Cash Component will increase. As volatility decreases, exposure to the Stock Component will increase and exposure to the Cash Component will decrease. The Index is reviewed daily with a minimum rebalance period of one month. However, if at any time the target volatility level passes the methodologies threshold parameters, the index has the flexibility to readjust as necessary. For the Semi-Annual Period, the S&P 500® Dynamic Rebalancing Risk Control Index returned 8.36%, while the Direxion S&P 500® DRRC Index Volatility Response Shares returned 8.09%.

The Direxion NASDAQ-100® Equal Weighted Index Shares seeks to match, after expenses, the return of the NASDAQ-100® Equal Weighted Index. The NASDAQ-100® Equal Weighted Index includes 100 of the largest non-financial securities listed on NASDAQ®, but instead of being weighted by market capitalization, each of the constituents is initially set at 1.00%. The Index is reviewed and adjusted annually in December, but replacements may be made any time throughout the year. The Index is rebalanced quarterly in March, June, September and December. For the Semi-Annual Period, the NASDAQ-100® Equal Weighted Index returned 6.75%, while the Direxion NASDAQ-100® Equal Weighted Index Shares returned 6.46%.

The Direxion Zacks MLP High Income Shares seeks to match, after expenses, the return of the Zacks MLP Index. The Direxion Zacks MLP High Income Shares commenced operations on January 23, 2014. The Zacks MLP Index selects 25 Master Limited Partnerships (“MLPs”) utilizing a methodology proprietary to Zacks. The objective of the Index is to select a group of MLPs with the potential to yield and outperform on a risk adjusted basis the S&P 500 Index and other benchmark indices. The Index constituent selection methodology utilizes multi-factor proprietary selection rules to identify those MLPs that offer the greatest potential from a risk/return perspective. Index reconstitution will begin quarterly after the close of the last business day of January, April, July, and October. During the period of January 23, 2014 to April 30, 2014, the Zacks MLP Index returned 8.21%, while the Direxion Zacks MLP High Income Shares returned 4.87%.

DIREXION SEMI-ANNUAL REPORT	5

Factors Affecting Performance of Bear ETFs:

—

Benchmark Performance – The daily performance of each ETF’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described in the Market Commentary section.

—

Volatility and Compounding – The goal of the Bear ETFs is to provide the inverse of the daily returns of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide the inverse of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF’s daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF’s performance while trending, low volatility markets enhance an ETF’s performance.

—

Cost of Financing – In order to attain inverse exposure, a Bear ETF receives LIBOR minus a spread as applied to the borrowed portion of the ETF’s exposure. Because LIBOR is very low, a Bear ETF receives a negligible amount of financing, or in the case of hard-to-borrow shares, might pay to finance its short position.

—	Equity Dividends and Bond Interest – The Bear ETFs are negatively impacted by bond interest as they are obligated to pay interest, accrued on a daily basis.

—

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF’s prospectus and may be larger than many traditional index funds’ fees which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF’s use of derivatives, shorting securities, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Bear ETFs Performance Review:

The next discussion relates to the performance of the Bear ETFs for the Semi-Annual Period. The Bear ETFs seek daily investment results, before fees and expenses, of -100% of the performance of a particular benchmark, meaning that the Bear ETFs attempt to move in the opposite or inverse of the benchmark.

In seeking to achieve each Bear ETFs daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) relies upon a pre-determined investment model to generate orders resulting in repositioning each Bear ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with a Bear ETF’s objective. As a consequence, if a Bear ETF is performing as designed, the return of the benchmark will dictate the return of that ETF. Each Bear ETF pursues its investment objectives regardless of market conditions and does not take defensive positions.

The Bear ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the inverse ETFs and intend to actively monitor and mange their investments.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

6	DIREXION SEMI-ANNUAL REPORT

Because each Bear ETF seeks daily investment results of its relevant benchmark, a comparison of the annual return of the Bear ETF to the relevant benchmark tells you little about whether a Bear ETF has met its investment objective. To determine if the Bear ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant underlying index. The models and a description of how they work are available on the Direxion Shares website (www.direxioninvestments.com) under Tools/Tracking Center. The models do not take into account the size of a Bear ETF, the Bear ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining a Bear ETF’s portfolio. A brief comparison of the actual returns versus the expected returns for each of the Bear ETFs during the Semi-Annual Period is described below.

The Direxion Daily Total Market Bear 1X Shares seeks to provide -100% of the daily return of the MSCI U.S. Broad Market Index. The MSCI U.S. Broad Market Index represents the universe of companies in the US equity market, including large, mid, small and micro cap companies. This index targets for inclusion 99.5% of the capitalization of the US equity market. The MSCI U.S. Broad Market Index is the aggregation of the MSCI US Investable Market 2500 which targets for inclusion 2500 companies representing the investable universe of the US Equity market, and the MSCI US Micro Cap Index, which targets for inclusion approximately the bottom 1.5% of the US Equity market capitalization. For the Semi-Annual Period, the MSCI U.S. Broad Market Index returned 7.86%. The Direxion Daily Total Market Bear 1X Shares returned -8.09%. The model indicated an expected return of -7.91% for the Direxion Daily Total Market Bear 1X Shares.

The Direxion Daily 7-10 Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 7-10 Year Treasury Index. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 0.44%. The Direxion Daily 7-10 Year Treasury Bear 1X Shares returned -1.44%. The model indicated an expected return of -0.56% for the Direxion Daily 7-10 Year Treasury Bear 1X Shares.

The Direxion Daily 20+ Year Treasury Bear 1X Shares seeks to provide -100% of the daily return of the NYSE 20 Year Plus Treasury Index. The NYSE 20+ Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 20 plus year maturity range of the U.S. Treasury bond market. The Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 20+ Year Treasury Bond Index returned 4.72%. The Direxion Daily 20+Year Treasury Bear 1X Shares returned -5.86%. The model indicated an expected return of -5.01% for the Direxion Daily 20+ Year Treasury Bear 1X Shares.

The Direxion Daily Total Bond Market Bear 1X Shares seeks to provide -100% of the daily return of the Barclays Capital U.S. Aggregate Bond Index. The U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, and fixed-rate taxable bond market; including Treasuries, government-related securities, corporate securities, Mortgage Backed Securities, Asset Backed Securities and Commercial Mortgage Backed Securities. For the Semi-Annual Period, the Barclays Capital U.S. Aggregate Bond Index returned 1.74%. The Direxion Daily Total Bond Market Bear 1X Shares returned -2.22%. The model indicated an expected return of -0.55% for the Direxion Daily Total Bond Market Bear 1X Shares.

As always, we thank you for using the Direxion Shares ETFs and we look forward to our mutual success.

Best Regards,

Eric W. Falkeis Chief Operating Officer	Patrick Rudnick Principal Financial Officer

DIREXION SEMI-ANNUAL REPORT	7

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs’ statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1-866-476-7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified funds.

Short-term performance, in particular, is not a good indication of the ETF’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF’s prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks.

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs’ investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. Increased portfolio turnover may result in higher transaction costs and capital gains. For other risks including correlation, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the ETF Manager as of April 30, 2014 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs’ present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

Date of First Use: June 27, 2014

8	DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2014 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2013 to April 30, 2014).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period November 1, 2013 to April 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio[1]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[2]
Direxion All Cap Insider Sentiment Shares
Based on actual fund return	0.67%	$1,000.00	$1,100.40	$3.49
Based on hypothetical 5% return	0.67%	1,000.00	1,021.47	3.36
Direxion S&P 500® DRRC Index Volatility Response Shares
Based on actual fund return	0.49%	1,000.00	1,080.90	2.53
Based on hypothetical 5% return	0.49%	1,000.00	1,022.36	2.46
Direxion NASDAQ-100® Equal Weighted Index Shares
Based on actual fund return	0.36%	1,000.00	1,064.60	1.84
Based on hypothetical 5% return	0.36%	1,000.00	1,023.01	1.81
Direxion Zacks MLP High Income Shares[3]
Based on actual fund return	0.65%	1,000.00	1,048.70	3.30
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily Total Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	919.10	3.09
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	985.60	3.20
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26
Direxion Daily 20+ Year Treasury Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	941.40	3.13
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26

DIREXION SEMI-ANNUAL REPORT	9

Expense Examples

April 30, 2014 (Unaudited)

	Annualized Expense Ratio[1]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period November 1, 2013 to April 30, 2014[2]
Direxion Daily Total Bond Market Bear 1X Shares
Based on actual fund return	0.65%	1,000.00	977.80	3.19
Based on hypothetical 5% return	0.65%	1,000.00	1,021.57	3.26

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of November 1, 2013 to April 30, 2014, then divided by 365.

[3]

Expenses are equal to the Fund’s annualized expense ratio (excluding net deferred tax expense/benefit), multiplied by the average account value during the period from January 23, 2014 (commencement of operations) to April 30, 2014, multiplied by the number of days since commencement of operations to April 30, 2014, then divided by 365.

Allocation of Portfolio Holdings

April 30, 2014 (Unaudited)

	Cash*	Common Stocks	Master Limited Partnerships	Investment Companies		Swaps		Total
Direxion All Cap Insider Sentiment Shares	— **	100%	—	—		—		100%
Direxion S&P 500® DRRC Index Volatility Response Shares	— **	100%	—	0	%**	0	% **	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	— **	100%	—	—		—		100%
Direxion Zacks MLP High Income Shares	(1)%	—	101%	—		—		100%
Direxion Daily Total Market Bear 1X Shares	110%	—	—	—		(10)%		100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	100%	—	—	—		0	% **	100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	100%	—	—	—		0	% **	100%
Direxion Daily Total Bond Market Bear 1X Shares	101%	—	—	—		(1)%		100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*	Cash, cash equivalents and other assets less liabilities.
**	Percentage is less than 0.5%.

10	DIREXION SEMI-ANNUAL REPORT

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 99.9%
Administrative and Support Services - 1.9%
1,308	Baker Hughes, Inc.	$91,429
6,554	Paychex, Inc.	274,023
2,027	Robert Half International, Inc.	90,810

		456,262

Air Transportation - 2.8%
3,276	Alaska Air Group, Inc.	308,206
12,169	Southwest Airlines Co.	294,125
1,849	United Continental Holdings, Inc. (a)	75,568

		677,899

Ambulatory Health Care Services - 3.0%
3,496	Laboratory Corp. of America Holdings (a)	345,055
6,681	Quest Diagnostics, Inc.	373,669

		718,724

Amusement, Gambling, and Recreation Industries - 1.6%
3,258	Global Payments, Inc.	217,732
1,051	The Walt Disney Co.	83,386
386	Wynn Resorts Ltd.	78,702

		379,820

Apparel Manufacturing - 0.7%
927	Michael Kors Holdings Ltd. (a)	84,542
1,394	V F Corp.	85,160

		169,702

Beverage and Tobacco Product Manufacturing - 4.0%
12,024	Coca-Cola Co.	490,459
5,678	Philip Morris International, Inc.	485,072

		975,531

Broadcasting (except Internet) - 2.3%
33,704	Cablevision Systems Corp. Class A	562,857

Chemical Manufacturing - 2.2%
567	Alexion Pharmaceuticals, Inc. (a)	89,699
1,220	Cubist Pharmaceuticals, Inc. (a)	85,473
1,160	Gilead Sciences, Inc. (a)	91,049
692	Idexx Laboratories, Inc. (a)	87,497
2,243	PolyOne Corp.	84,045
1,150	The Valspar Corp.	83,996

		521,759

Clothing and Clothing Accessories Stores - 1.3%
2,190	Abercrombie & Fitch Co. Class A	80,504
3,836	Nordstrom, Inc.	235,070

		315,574

Computer and Electronic Product Manufacturing - 7.5%
3,436	Freescale Semiconductor Ltd. (a)	75,489
8,485	Garmin Ltd.	484,494
3,922	Hologic, Inc. (a)	82,303
3,204	Juniper Networks, Inc. (a)	79,107
4,682	L-3 Communications Holdings, Inc.	540,162
20,339	NVIDIA Corp.	375,661

Shares		Value

Computer and Electronic Product Manufacturing (continued)
2,279	Skyworks Solutions, Inc. (a)	$93,553
2,617	SunPower Corp. (a)	87,460

		1,818,229

Credit Intermediation and Related Activities - 6.7%
1,108	Capital One Financial Corp.	81,881
1,071	City National Corp.	77,722
9,029	First Niagara Financial Group, Inc.	80,539
49,697	Huntington Bancshares, Inc.	455,225
27,461	KeyCorp	374,568
123,368	Synovus Financial Corp.	396,011
1,320	Texas Capital Bancshares, Inc. (a)	74,171
400	Visa, Inc. Class A	81,044

		1,621,161

Data Processing, Hosting and Related Services - 1.1%
2,852	DST Systems, Inc.	262,926

Diversified Financials - 0.9%
9,843	Springleaf Holdings, Inc. (a)	226,192

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
561	Whirlpool Corp.	86,046

Food Manufacturing - 5.2%
17,120	ConAgra Foods, Inc.	522,331
12,428	Flowers Foods, Inc.	255,022
791	Keurig Green Mountain, Inc.	74,101
4,553	McCormick & Co, Inc.	324,174
3,049	The WhiteWave Foods Co. (a)	84,427

		1,260,055

Food Services and Drinking Places - 1.0%
585	Buffalo Wild Wings, Inc. (a)	85,480
151	Chipotle Mexican Grill, Inc. (a)	75,274
1,782	The Cheesecake Factory, Inc.	79,994

		240,748

Forestry and Logging - 1.4%
7,822	Plum Creek Timber Co., Inc.	341,039

Furniture and Home Furnishings Stores - 0.3%
1,201	Restoration Hardware Holdings, Inc. (a)	74,930

Gasoline Stations - 2.3%
12,266	Amerigas Partners LP	568,897

Insurance Carriers and Related Activities - 6.4%
12,884	Cincinnati Financial Corp.	627,966
8,976	Validus Holdings Ltd.	332,740
6,014	WellPoint, Inc.	605,490

		1,566,196

Machinery Manufacturing - 4.3%
6,640	AGCO Corp.	369,848
1,347	Cameron International Corp. (a)	87,501
12,039	Lexmark International, Inc. Class A	517,677
2,905	Rexnord Corp. (a)	77,680

		1,052,706

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Direxion All Cap Insider Sentiment Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Oil and Gas Extraction - 3.7%
867	Anadarko Petroleum Corp.	$85,850
3,226	Chesapeake Energy Corp.	92,748
683	Concho Resources, Inc. (a)	89,097
2,496	Helmerich & Payne, Inc.	271,190
1,002	Hess Corp.	89,338
977	Range Resources Corp.	88,370
3,046	Ultra Petroleum Corp. (a)	90,771
1,202	Whiting Petroleum Corp. (a)	88,612

		895,976

Paper Manufacturing - 1.2%
768	Domtar Corp.	71,700
3,314	Packaging Corp of America	220,812

		292,512

Petroleum and Coal Products Manufacturing - 6.4%
1,388	Murphy Oil Corp.	88,041
3,263	PBF Energy, Inc.	100,435
6,214	Phillips 66 Partners LP	333,195
8,902	Valero Energy Corp.	508,927
12,028	Western Refining, Inc.	523,218

		1,553,816

Pipeline Transportation - 9.7%
37,087	Boardwalk Pipeline Partners LP	592,279
13,119	Enbridge Energy Partners LP	393,045
5,433	Kinder Morgan Energy Partners LP	409,540
9,953	NuStar Energy LP	580,857
13,457	Plains GP Holdings LP	371,010

		2,346,731

Plastics and Rubber Products Manufacturing - 0.3%
3,303	Goodyear Tire & Rubber Co.	83,236

Professional, Scientific, and Technical Services - 0.6%
1,335	Jacobs Engineering Group, Inc. (a)	77,029
1,541	Salesforce.com, Inc. (a)	79,593

		156,622

Publishing Industries (except Internet) - 0.7%
1,375	Adobe Systems, Inc. (a)	84,824
5,269	The New York Times Co.	84,725

		169,549

Real Estate - 8.3%
29,497	American Capital Agency Corp.	669,877
54,504	MFA Financial, Inc.	432,217
6,517	Rayonier, Inc.	293,917
1,742	Simon Property Group, Inc.	301,714
4,503	Taubman Centers, Inc.	327,998

		2,025,723

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
3,875	E*TRADE Financial Corp. (a)	86,994
9,259	Lazard Ltd. Class A	435,636

		522,630

Support Activities for Mining - 0.3%
427	Core Laboratories N.V.	80,139

Shares		Value

Transportation Equipment Manufacturing - 1.0%
2,950	Lear Corp.	$245,027

Utilities - 5.8%
5,794	American Water Works Co., Inc.	263,801
5,032	Dominion Resources, Inc.	365,021
10,436	Kinder Morgan, Inc.	340,840
11,111	Vectren Corp.	450,773

		1,420,435

Wholesale Electronic Markets and Agents and Brokers - 2.4%
19,668	KAR Auction Services, Inc.	585,713

	TOTAL COMMON STOCKS (Cost $23,627,810)	$24,275,362

	TOTAL INVESTMENTS (Cost $23,627,810) - 99.9%	$24,275,362
	Other Assets in Excess of Liabilities - 0.1%	31,175

	TOTAL NET ASSETS - 100.0%	$24,306,537

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 99.7%
Accommodation - 0.4%
1,022	Host Hotels & Resorts, Inc.	$21,922
423	Leucadia National Corp.	10,795
299	Marriott International, Inc. Class A	17,321
259	Starwood Hotels & Resorts Worldwide, Inc.	19,852
173	Wyndham Worldwide Corp.	12,342

		82,232

Administrative and Support Services - 1.1%
241	Akamai Technologies, Inc. (a)	12,790
72	Alliance Data Systems Corp. (a)	17,417
590	Baker Hughes, Inc.	41,241
51	Dun & Bradstreet Corp.	5,649
165	Equifax, Inc.	11,683
254	Moody’s Corp.	19,939
438	Paychex, Inc.	18,313
70	priceline.com, Inc. (a)	81,042
186	Robert Half International, Inc.	8,333
247	The ADT Corp.	7,469
150	TripAdvisor, Inc. (a)	12,111
584	Waste Management, Inc.	25,959

		261,946

Air Transportation - 0.3%
1,147	Delta Air Lines, Inc.	42,244
948	Southwest Airlines Co.	22,913

		65,157

Ambulatory Health Care Services - 0.2%
239	DaVita, Inc. (a)	16,563
115	Laboratory Corp. of America Holdings (a)	11,351
195	Quest Diagnostics, Inc.	10,906

		38,820

Amusement, Gambling, and Recreation Industries - 0.9%
2,200	The Walt Disney Co.	174,548
109	Wynn Resorts Ltd.	22,224

		196,772

Apparel Manufacturing - 0.4%
136	Cintas Corp.	8,015
242	Michael Kors Holdings Ltd. (a)	22,070
110	PVH Corp.	13,813
217	Under Armour, Inc. Class A (a)	10,609
476	V F Corp.	29,079

		83,586

Beverage and Tobacco Product Manufacturing - 3.6%
2,690	Altria Group, Inc.	107,896
219	Brown Forman Corp. Class B	19,649
5,115	Coca-Cola Co.	208,641
321	Coca-Cola Enterprises, Inc.	14,586
226	Constellation Brands, Inc. Class A (a)	18,044
266	Dr Pepper Snapple Group, Inc.	14,742
489	Lorillard, Inc.	29,056

Shares		Value

Beverage and Tobacco Product Manufacturing (continued)
214	Molson Coors Brewing Co. Class B	$12,833
182	Monster Beverage Corp. (a)	12,187
2,055	Pepsico, Inc.	176,504
2,140	Philip Morris International, Inc.	182,820
420	Reynolds American, Inc.	23,701

		820,659

Broadcasting (except Internet) - 1.8%
289	Cablevision Systems Corp. Class A	4,826
745	CBS Corp. Class B	43,031
3,519	Comcast Corp. Class A	182,144
640	DIRECTV Class A (a)	49,664
300	Discovery Communications, Inc. Class A (a)	22,770
148	Scripps Networks Interactive, Inc. Class A	11,110
375	Time Warner Cable, Inc.	53,048
538	Viacom, Inc. Class B	45,719

		412,312

Building Material and Garden Equipment and Supplies Dealers - 1.0%
369	Fastenal Co.	18,480
1,901	Home Depot, Inc.	151,148
1,412	Lowe’s Companies, Inc.	64,825

		234,453

Chemical Manufacturing - 11.0%
2,083	Abbott Laboratories	80,695
2,145	AbbVie, Inc.	111,712
235	Actavis PLC (a)	48,018
286	Air Products & Chemicals, Inc.	33,611
267	Alexion Pharmaceuticals, Inc. (a)	42,239
403	Allergan, Inc.	66,834
586	Avon Products, Inc.	8,954
2,220	Bristol-Myers Squibb Co.	111,200
548	Celgene Corp. (a)	80,561
75	CF Industries Holdings, Inc.	18,388
175	Clorox Co.	15,872
1,179	Colgate-Palmolive Co.	79,347
1,252	E.I. du Pont de Nemours and Co.	84,285
206	Eastman Chemical Co.	17,957
365	Ecolab, Inc.	38,194
1,330	Eli Lilly & Co.	78,603
179	FMC Corp.	13,783
322	Forest Laboratories, Inc. (a)	29,595
2,077	Gilead Sciences, Inc. (a)	163,024
225	Hospira, Inc. (a)	10,305
110	International Flavors & Fragrances, Inc.	10,837
3,819	Johnson & Johnson	386,826
583	LyondellBasell Industries N.V. Class A	53,927
272	Mead Johnson Nutrition Co.	24,007
3,970	Merck & Co., Inc.	232,483
709	Monsanto Co.	78,486

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Chemical Manufacturing (continued)
458	Mosaic Co.	$22,918
502	Mylan, Inc. (a)	25,492
181	Perrigo Company PLC	26,220
8,617	Pfizer, Inc.	269,540
187	PPG Industries, Inc.	36,207
397	Praxair, Inc.	51,828
106	Regeneron Pharmaceuticals, Inc. (a)	31,470
1,641	The Dow Chemical Co.	81,886
318	Vertex Pharmaceuticals, Inc. (a)	21,529
675	Zoetis, Inc.	20,425

		2,507,258

Clothing and Clothing Accessories Stores - 0.6%
358	Gap, Inc.	14,070
329	L Brands, Inc.	17,832
193	Nordstrom, Inc.	11,827
290	Ross Stores, Inc.	19,743
149	Tiffany & Co.	13,036
960	TJX Companies, Inc.	55,853
147	Urban Outfitters, Inc. (a)	5,241

		137,602

Computer and Electronic Product Manufacturing - 10.1%
450	Agilent Technologies, Inc.	24,318
429	Altera Corp.	13,951
214	Amphenol Corp. Class A	20,405
422	Analog Devices, Inc.	21,644
1,204	Apple, Inc.	710,468
1,635	Applied Materials, Inc.	31,163
745	Broadcom Corp. Class A	22,953
6,954	Cisco Systems, Inc.	160,707
811	Danaher Corp.	59,511
2,735	EMC Corp.	70,563
95	First Solar, Inc. (a)	6,412
190	FLIR System, Inc.	6,468
65	Fossil Group, Inc. (a)	6,932
166	Garmin Ltd.	9,479
92	Harman International Industries, Inc.	10,084
144	Harris Corp.	10,587
2,558	Hewlett-Packard Co.	84,567
6,712	Intel Corp.	179,143
253	Jabil Circuit, Inc.	4,367
639	Juniper Networks, Inc. (a)	15,777
116	L-3 Communications Holdings, Inc.	13,383
319	Linear Technology Corp.	14,195
754	LSI Corp.	8,400
1,351	Medtronic, Inc.	79,466
269	Microchip Technology, Inc.	12,788
1,432	Micron Technology, Inc. (a)	37,404
305	Motorola Solutions, Inc.	19,392
447	NetApp, Inc.	15,918
293	Northrop Grumman Corp.	35,602
748	NVIDIA Corp.	13,816
266	Pentair Ltd.	19,761
152	PerkinElmer, Inc.	6,379
2,283	QUALCOMM, Inc.	179,695

Shares		Value

Computer and Electronic Product Manufacturing (continued)
425	Raytheon Co.	$40,579
187	Rockwell Automation, Inc.	22,287
134	Roper Industries, Inc.	18,619
304	SanDisk Corp.	25,831
444	Seagate Technology PLC	23,346
383	St. Jude Medical, Inc.	24,309
215	Teradata Corp. (a)	9,774
1,464	Texas Instruments, Inc.	66,539
529	Thermo Fisher Scientific, Inc.	60,306
621	Tyco International Ltd.	25,399
140	Varian Medical Systems, Inc. (a)	11,137
284	Western Digital Corp.	25,029
360	Xilinx, Inc.	16,988

		2,295,841

Construction of Buildings - 0.1%
384	D.R. Horton, Inc.	8,555
237	Lennar Corp. Class A	9,146
463	PulteGroup, Inc.	8,515

		26,216

Couriers and Messengers - 0.6%
375	FedEx Corp.	51,094
959	United Parcel Service, Inc. Class B	94,461

		145,555

Credit Intermediation and Related Activities - 8.2%
1,234	American Express Co.	107,889
258	Ameriprise Financial, Inc.	28,801
14,267	Bank Of America Corp.	216,002
1,532	Bank Of New York Mellon Corp.	51,889
960	BB&T Corp.	35,837
773	Capital One Financial Corp.	57,125
4,099	Citigroup, Inc.	196,383
246	Comerica, Inc.	11,867
636	Discover Financial Services	35,552
1,149	Fifth Third Bancorp	23,681
370	H & R Block, Inc.	10,515
642	Hudson City Bancorp, Inc.	6,394
1,122	Huntington Bancshares, Inc.	10,277
5,112	JPMorgan Chase & Co.	286,170
1,201	KeyCorp	16,382
177	M&T Bank Corp.	21,596
301	Northern Trust Corp.	18,135
419	People’s United Financial, Inc.	5,983
721	PNC Financial Services Group, Inc.	60,593
1,916	Regions Financial Corp.	19,428
583	State Street Corp.	37,638
722	SunTrust Banks, Inc.	27,624
2,461	U.S. Bancorp	100,360
684	Visa, Inc. Class A	138,585
6,464	Wells Fargo & Co.	320,873
740	Western Union Co.	11,744
250	Zions Bancorporation	7,230

		1,864,553

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Data Processing, Hosting and Related Services - 0.6%
650	Automatic Data Processing, Inc.	$50,674
248	Citrix Systems, Inc. (a)	14,709
392	Fidelity National Information Services, Inc.	20,945
344	Fiserv, Inc. (a)	20,908
256	Red Hat, Inc. (a)	12,454
223	Total System Services, Inc.	7,085

		126,775

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
331	AMETEK Inc New	17,450
1,879	Corning, Inc.	39,290
230	Dover Corp.	19,872
949	Emerson Electric Co.	64,703
554	TE Connectivity Ltd.	32,675
105	Whirlpool Corp.	16,105

		190,095

Electronics and Appliance Stores - 0.1%
369	Best Buy Co., Inc.	9,568
156	GameStop Corp. Class A	6,190

		15,758

Fabricated Metal Product Manufacturing - 0.3%
190	Ball Corp.	10,676
201	Parker Hannifin Corp.	25,503
78	Snap-on, Inc.	9,048
210	Stanley Black & Decker, Inc.	18,037

		63,264

Food and Beverage Stores - 0.3%
697	Kroger Co.	32,090
311	Safeway, Inc.	10,593
502	Whole Foods Market, Inc.	24,949

		67,632

Food Manufacturing - 1.5%
889	Archer-Daniels Midland Co.	38,876
241	Campbell Soup Co.	10,963
568	ConAgra Foods, Inc.	17,330
843	General Mills, Inc.	44,696
182	Hormel Foods Corp.	8,680
347	Kellogg Co.	23,190
174	Keurig Green Mountain, Inc.	16,300
805	Kraft Foods Group, Inc.	45,772
177	McCormick & Co, Inc.	12,602
2,296	Mondelez International, Inc.	81,852
202	The Hershey Co.	19,441
140	The J.M. Smucker Co.	13,535
363	Tyson Foods, Inc. Class A	15,235

		348,472

Food Services and Drinking Places - 1.3%
42	Chipotle Mexican Grill, Inc. (a)	20,937
177	Darden Restaurants, Inc.	8,799
1,336	McDonald’s Corp.	135,444
1,020	Starbucks Corp.	72,032
598	Yum! Brands, Inc.	46,040

		283,252

Shares		Value

Forestry and Logging - 0.1%
239	Plum Creek Timber Co., Inc.	$10,420

Funds, Trusts, and Other Financial Vehicles - 0.1%
545	Franklin Resources, Inc.	28,531

Furniture and Home Furnishings Stores - 0.1%
287	Bed Bath & Beyond, Inc. (a)	17,831

Furniture and Related Product Manufacturing - 0.2%
896	Johnson Controls, Inc.	40,445
188	Leggett & Platt, Inc.	6,178

		46,623

General Merchandise Stores - 1.8%
594	Costco Wholesale Corp.	68,714
398	Dollar General Corp. (a)	22,463
281	Dollar Tree, Inc. (a)	14,632
129	Family Dollar Stores, Inc.	7,579
272	Kohl’s Corp.	14,903
497	Macy’s, Inc.	28,543
853	Target Corp.	52,673
188	Tractor Supply Co.	12,641
2,184	Wal-Mart Stores, Inc.	174,086

		396,234

Health and Personal Care Stores - 1.4%
1,596	CVS Caremark Corp.	116,061
1,048	Express Scripts Holding Co. (a)	69,776
311	McKesson Corp.	52,618
1,180	Walgreen Co.	80,122

		318,577

Hospitals - 0.0% (†)
131	Tenet Healthcare Corp. (a)	5,905

Insurance Carriers and Related Activities - 5.2%
454	ACE Ltd.	46,453
490	Aetna, Inc.	35,010
615	Aflac, Inc.	38,573
604	Allstate Corp.	34,398
1,977	American International Group, Inc.	105,038
406	Aon PLC	34,461
97	Assurant, Inc.	6,539
2,430	Berkshire Hathaway, Inc. Class B (a)	313,105
332	Chubb Corp.	30,571
369	CIGNA Corp.	29,535
199	Cincinnati Financial Corp.	9,699
669	Genworth Financial, Inc. Class A (a)	11,942
603	Hartford Financial Services Group, Inc.	21,630
208	Humana, Inc.	22,828
356	Lincoln National Corp.	17,270
413	Loews Corp.	18,160
740	Marsh & McLennan Companies, Inc.	36,489
1,517	MetLife, Inc.	79,415
371	Principal Financial Group, Inc.	17,378
739	Progressive Corp.	17,921
625	Prudential Financial, Inc.	50,425

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Insurance Carriers and Related Activities (continued)
120	Torchmark Corp.	$9,564
476	Travelers Companies, Inc.	43,116
1,335	UnitedHealth Group, Inc.	100,178
350	Unum Group	11,627
381	WellPoint, Inc.	38,359
373	XL Group PLC	11,693

		1,191,377

Leather and Allied Product Manufacturing - 0.3%
1,004	NIKE, Inc. Class B	73,242

Machinery Manufacturing - 3.8%
293	Cameron International Corp. (a)	19,033
861	Caterpillar, Inc.	90,750
234	Cummins, Inc.	35,299
499	Deere & Co.	46,577
186	Flowserve Corp.	13,587
319	FMC Technologies, Inc. (a)	18,087
13,545	General Electric Co.	364,225
349	Ingersoll-Rand PLC	20,870
135	Joy Global, Inc.	8,151
225	KLA-Tencor Corp.	14,398
219	Lam Research Corp. (a)	12,617
579	National Oilwell Varco, Inc.	45,469
148	Pall Corp.	12,454
273	Pitney Bowes, Inc.	7,316
1,137	United Technologies Corp.	134,541
249	Xylem, Inc.	9,360

		852,734

Management of Companies and Enterprises - 0.1%
889	AES Corp.	12,846
161	AGL Resources, Inc.	8,694

		21,540

Merchant Wholesalers, Durable Goods - 0.6%
609	Covidien PLC	43,391
376	Delphi Automotive PLC	25,132
144	O’Reilly Automotive, Inc. (a)	21,426
111	Patterson Companies, Inc	4,518
83	W.W. Grainger, Inc.	21,115
1,504	Xerox Corp.	18,183

		133,765

Merchant Wholesalers, Nondurable Goods - 1.9%
90	Airgas, Inc.	9,563
309	AmerisourceBergen Corp.	20,141
463	Cardinal Health, Inc.	32,183
3,660	Procter & Gamble Co.	302,133
80	Ralph Lauren Corp.	12,109
161	Sigma-Aldrich Corp.	15,490
790	Sysco Corp.	28,780

		420,399

Mining (except Oil and Gas) - 0.4%
309	CONSOL Energy, Inc.	13,753
1,402	Freeport-McMoRan Copper & Gold, Inc.	48,187
672	Newmont Mining Corp.	16,686
366	Peabody Energy Corp.	6,958
176	Vulcan Materials Co.	11,357

		96,941

Shares		Value

Miscellaneous Manufacturing - 1.8%
850	3M Co.	$118,226
733	Baxter International, Inc.	53,355
261	Becton, Dickinson & Co.	29,501
1,788	Boston Scientific Corp. (a)	22,547
105	C.R. Bard, Inc.	14,420
281	CareFusion Corp. (a)	10,976
375	Coach, Inc.	16,744
191	DENTSPLY International, Inc.	8,524
145	Edwards Lifesciences Corp. (a)	11,813
345	Estee Lauder Companies, Inc. Class A	25,037
157	Hasbro, Inc.	8,676
333	International Game Technology	4,179
52	Intuitive Surgical, Inc. (a)	18,808
459	Mattel, Inc.	18,000
398	Stryker Corp.	30,944
229	Zimmer Holdings, Inc.	22,167

		413,917

Miscellaneous Store Retailers - 0.1%
140	PetSmart, Inc.	9,475
878	Staples, Inc.	10,975

		20,450

Motion Picture and Sound Recording Industries - 0.5%
81	Netflix, Inc. (a)	26,085
1,205	Time Warner, Inc.	80,085

		106,170

Motor Vehicle and Parts Dealers - 0.2%
85	AutoNation, Inc. (a)	4,504
46	AutoZone, Inc. (a)	24,559
301	CarMax, Inc. (a)	13,178

		42,241

Nonmetallic Mineral Product Manufacturing - 0.1%
222	Owens-Illinois, Inc. (a)	7,055
115	The Sherwin Williams Co.	22,982

		30,037

Nonstore Retailers - 1.0%
502	Amazon.com, Inc. (a)	152,673
1,573	eBay, Inc. (a)	81,529

		234,202

Oil and Gas Extraction - 2.7%
680	Anadarko Petroleum Corp.	67,334
533	Apache Corp.	46,264
570	Cabot Oil & Gas Corp.	22,390
684	Chesapeake Energy Corp.	19,665
481	Denbury Resources, Inc.	8,090
517	Devon Energy Corp.	36,190
737	EOG Resources, Inc.	72,226
145	Helmerich & Payne, Inc.	15,754
369	Hess Corp.	32,900
184	Newfield Exploration Co. (a)	6,228
486	Noble Energy, Inc.	34,885
1,073	Occidental Petroleum Corp.	102,740
793	Phillips 66	65,994
193	Pioneer Natural Resources Co.	37,301

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Oil and Gas Extraction (continued)
242	QEP Resources, Inc.	$7,427
221	Range Resources Corp.	19,989
476	Southwestern Energy Co. (a)	22,791

		618,168

Other Information Services - 2.6%
2,306	Facebook, Inc. (a)	137,853
381	Google, Inc. (a)	200,657
381	Google, Inc. Class A (a)	203,789
170	VeriSign, Inc. (a)	8,021
1,267	Yahoo!, Inc. (a)	45,549

		595,869

Paper Manufacturing - 0.5%
137	Bemis Co., Inc.	5,513
592	International Paper Co.	27,617
512	Kimberly-Clark Corp.	57,472
236	MeadWestvaco Corp.	9,220
262	Sealed Air Corp.	8,989

		108,811

Petroleum and Coal Products Manufacturing - 4.7%
2,577	Chevron Corp.	323,465
5,834	Exxon Mobil Corp.	597,460
941	Marathon Oil Corp.	34,017
398	Marathon Petroleum Corp.	36,994
232	Murphy Oil Corp.	14,716
178	Tesoro Corp.	10,020
719	Valero Energy Corp.	41,105

		1,057,777

Pipeline Transportation - 0.2%
924	Williams Companies, Inc.	38,965

Plastics and Rubber Products Manufacturing - 0.3%
372	Goodyear Tire & Rubber Co.	9,374
528	Illinois Tool Works, Inc.	45,001
377	Newell Rubbermaid, Inc.	11,352

		65,727

Primary Metal Manufacturing - 0.5%
1,581	Alcoa, Inc.	21,296
146	Allegheny Technologies, Inc.	6,015
430	Nucor Corp.	22,252
196	Precision Castparts Corp.	49,606
195	United States Steel Corp.	5,074

		104,243

Printing and Related Support Activities - 0.0% (†)
130	Avery Dennison Corp.	6,326

Professional, Scientific, and Technical Services - 3.7%
860	Accenture PLC Class A	68,989
1,019	Amgen, Inc.	113,873
319	Biogen Idec, Inc. (a)	91,591
399	Cerner Corp. (a)	20,469
820	Cognizant Technology Solutions Corp. Class A (a)	39,282
197	Computer Sciences Corp.	11,658
91	F5 Networks, Inc. (a)	9,571
216	Fluor Corp.	16,351

Shares		Value

Professional, Scientific, and Technical Services (continued)
1,321	International Business Machines Corp.	$259,537
572	Interpublic Group of Companies, Inc.	9,964
178	Jacobs Engineering Group, Inc. (a)	10,271
1,378	MasterCard, Inc. Class A	101,352
384	Nielsen Holdings N.V.	18,029
349	Omnicom Group, Inc.	23,620
758	Salesforce.com, Inc. (a)	39,151
115	Waters Corp. (a)	11,332

		845,040

Publishing Industries (except Internet) - 3.8%
627	Adobe Systems, Inc. (a)	38,680
307	Autodesk, Inc. (a)	14,742
435	CA, Inc.	13,111
418	Electronic Arts, Inc. (a)	11,829
307	Gannett Co., Inc.	8,341
6	Graham Holdings Co. Class B	4,027
382	Intuit, Inc.	28,937
366	McGraw-Hill Companies, Inc.	27,058
10,198	Microsoft Corp.	411,999
672	News Corp. Class A (a)	11,438
4,675	Oracle Corp.	191,114
934	Symantec Corp.	18,942
2,620	Twenty-First Century Fox, Inc.	83,892

		864,110

Rail Transportation - 0.9%
1,360	CSX Corp.	38,379
149	Kansas City Southern	15,031
418	Norfolk Southern Corp.	39,514
614	Union Pacific Corp.	116,924

		209,848

Real Estate - 2.0%
533	American Tower Corp.	44,516
197	Apartment Investment & Management Co. Class A	6,073
164	AvalonBay Communities, Inc.	22,394
207	Boston Properties, Inc.	24,248
376	CBRE Group, Inc. Class A (a)	10,017
451	Crown Castle International Corp.	32,801
453	Equity Residential	26,926
83	Essex Property Trust, Inc.	14,381
704	General Growth Properties, Inc.	16,171
617	HCP, Inc.	25,828
391	Health Care REIT, Inc.	24,668
553	Kimco Realty Corp.	12,675
190	Macerich Co.	12,333
674	Prologis, Inc.	27,385
195	Public Storage	34,224
424	Simon Property Group, Inc.	73,437
397	Ventas, Inc.	26,234
235	Vornado Realty Trust	24,111

		458,422

Rental and Leasing Services - 0.0% (†)
72	Ryder System, Inc.	5,917

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.7%
121	Allegion Public Ltd. Co.	$5,971
170	BlackRock, Inc.	51,170
1,578	Charles Schwab Corp.	41,896
426	CME Group, Inc.	29,986
389	E*TRADE Financial Corp. (a)	8,733
568	Goldman Sachs Group, Inc.	90,778
155	IntercontinentalExchange, Inc.	31,688
585	Invesco Ltd. (b)	20,598
141	Legg Mason, Inc.	6,612
1,894	Morgan Stanley	58,581
158	NASDAQ OMX Group, Inc.	5,830
579	Navient Corp.	9,583
354	T. Rowe Price Group, Inc.	29,074

		390,500

Specialty Trade Contractors - 0.1%
294	Quanta Services, Inc. (a)	10,372

Support Activities for Mining - 1.9%
1,655	ConocoPhillips	122,983
94	Diamond Offshore Drilling, Inc.	5,133
315	Ensco PLC Class A	15,892
1,149	Halliburton Co.	72,467
352	Nabors Industries Ltd.	8,983
343	Noble Corp. PLC	10,568
168	Rowan Companies PLC Class A	5,195
1,765	Schlumberger Ltd.	179,236
458	Transocean Ltd.	19,726

		440,183

Support Activities for Transportation - 0.1%
200	C.H. Robinson Worldwide, Inc.	11,780
138	Expedia, Inc.	9,796
274	Expeditors International of Washington, Inc.	11,300

		32,876

Telecommunications - 2.4%
7,029	AT&T, Inc.	250,935
780	CenturyLink, Inc.	27,230
1,349	Frontier Communications Corp.	8,027
5,591	Verizon Communications, Inc.	261,267
805	Windstream Holdings, Inc.	7,301

		554,760

Textile Product Mills - 0.1%
82	Mohawk Industries, Inc. (a)	10,858

Transportation Equipment Manufacturing - 2.7%
923	Boeing Co.	119,085
308	BorgWarner, Inc.	19,139
642	Eaton Corp PLC	46,635
5,324	Ford Motor Co.	85,983
439	General Dynamics Corp.	48,049
1,760	General Motors Co.	60,685
297	Harley-Davidson, Inc.	21,960
1,059	Honeywell International, Inc.	98,381
365	Lockheed Martin Corp.	59,911
478	PACCAR, Inc.	30,582
183	Rockwell Collins, Inc.	14,210
381	Textron, Inc.	15,583

		620,203

Shares		Value

Utilities - 3.5%
328	Ameren Corp.	$13,550
659	American Electric Power Co., Inc.	35,461
579	CenterPoint Energy, Inc.	14,336
360	CMS Energy Corp.	10,912
395	Consolidated Edison, Inc.	22,922
785	Dominion Resources, Inc.	56,944
239	DTE Energy Co.	18,675
954	Duke Energy Corp.	71,063
440	Edison International	24,886
241	Entergy Corp.	17,472
204	EQT Corp.	22,234
1,158	Exelon Corp.	40,565
565	FirstEnergy Corp.	19,069
108	Integrys Energy Group, Inc.	6,618
904	Kinder Morgan, Inc.	29,525
588	NextEra Energy, Inc.	58,712
424	NiSource, Inc.	15,400
426	Northeast Utilities	20,133
439	NRG Energy, Inc.	14,364
281	ONEOK, Inc.	17,765
338	Pepco Holdings, Inc.	9,045
618	PG&E Corp.	28,168
149	Pinnacle West Capital Corp.	8,337
851	PPL Corp.	28,372
683	Public Service Enterprise Group, Inc.	27,982
191	SCANA Corp.	10,253
307	Sempra Energy	30,273
1,199	Southern Co.	54,950
905	Spectra Energy Corp.	35,938
277	TECO Energy, Inc.	4,975
305	Wisconsin Energy Corp.	14,786
673	Xcel Energy, Inc.	21,449

		805,134

Warehousing and Storage - 0.0% (†)
230	Iron Mountain, Inc.	6,541

Waste Management and Remediation Services - 0.1%
365	Republic Services, Inc.	12,808
115	Stericycle, Inc. (a)	13,390

		26,198

Water Transportation - 0.1%
592	Carnival Corp.	23,272

Wholesale Electronic Markets and Agents and Brokers - 0.1%
208	Genuine Parts Co.	18,121

Wood Product Manufacturing - 0.1%
481	Masco Corp.	9,663
789	Weyerhaeuser Co.	23,552

		33,215

	TOTAL COMMON STOCKS (Cost $20,436,181)	$22,680,802

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Direxion S&P 500® DRRC Index Volatility Response Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
33,760	Dreyfus Treasury Prime Cash Management 0.00% (††)(b)	$33,760

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,760)	$33,760

	TOTAL INVESTMENTS - 99.9% (Cost $20,469,941)	$22,714,562
	Other Assets in Excess of Liabilities - 0.1%	29,977

	TOTAL NET ASSETS - 100.0%	$22,744,539

Percentages are stated as a percent of net assets.

(†)	Less than 0.05%.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Accommodation - 1.1%
6,061	Marriott International, Inc. Class A	$351,114

Administrative and Support Services - 3.7%
5,516	Akamai Technologies, Inc. (a)	292,734
7,818	Paychex, Inc.	326,871
264	priceline.com, Inc. (a)	305,646
3,299	TripAdvisor, Inc. (a)	266,361

		1,191,612

Amusement, Gambling, and Recreation Industries - 0.9%
1,481	Wynn Resorts Ltd.	301,961

Beverage and Tobacco Product Manufacturing - 1.0%
4,865	Monster Beverage Corp. (a)	325,760

Broadcasting (except Internet) - 7.2%
2,632	Charter Communications, Inc. Class A (a)	356,715
6,698	Comcast Corp. Class A	346,689
4,529	DIRECTV Class A (a)	351,450
3,962	Discovery Communications, Inc. Class A (a)	300,716
11,536	Liberty Interactive Corp. Class A (a)	335,236
99,967	Sirius Xm Hldgs, Inc. (a)	318,895
3,848	Viacom, Inc. Class B	327,003

		2,336,704

Building Material and Garden Equipment and Supplies Dealers - 1.0%
6,818	Fastenal Co.	341,445

Chemical Manufacturing - 6.1%
2,096	Alexion Pharmaceuticals, Inc. (a)	331,587
2,320	Celgene Corp. (a)	341,063
4,647	Gilead Sciences, Inc. (a)	364,743
6,423	Mylan, Inc. (a)	326,160
1,078	Regeneron Pharmaceuticals, Inc. (a)	320,048
4,536	Vertex Pharmaceuticals, Inc. (a)	307,087

		1,990,688

Clothing and Clothing Accessories Stores - 1.0%
4,589	Ross Stores, Inc.	312,419

Computer and Electronic Product Manufacturing - 23.5%
16,116	Activision Blizzard, Inc.	322,481
9,213	Altera Corp.	299,607
6,290	Analog Devices, Inc.	322,614
628	Apple, Inc.	370,576
16,603	Applied Materials, Inc.	316,453
5,241	Avago Technologies Ltd.	332,803
10,706	Broadcom Corp. Class A	329,852
15,475	Cisco Systems, Inc.	357,627
6,077	Garmin Ltd.	346,997
2,194	Illumina, Inc. (a)	298,055
13,305	Intel Corp.	355,110
6,950	Linear Technology Corp.	309,275
10,518	Maxim Integrated Products, Inc.	341,204
14,154	Micron Technology, Inc. (a)	369,702

Shares		Value

Computer and Electronic Product Manufacturing (continued)
8,860	NetApp, Inc.	$315,505
18,063	NVIDIA Corp.	333,624
5,777	NXP Semiconductor NV (a)	344,425
4,277	QUALCOMM, Inc.	336,643
4,181	SanDisk Corp.	355,260
6,261	Seagate Technology PLC	329,203
7,103	Texas Instruments, Inc.	322,831
3,779	Western Digital Corp.	333,043
6,145	Xilinx, Inc.	289,983

		7,632,873

Data Processing, Hosting and Related Services - 3.1%
4,308	Automatic Data Processing, Inc.	335,852
5,400	Citrix Systems, Inc. (a)	320,274
5,799	Fiserv, Inc. (a)	352,463

		1,008,589

Food and Beverage Stores - 0.9%
6,084	Whole Foods Market, Inc.	302,375

Food Manufacturing - 3.0%
2,990	Keurig Green Mountain, Inc.	280,103
6,048	Kraft Foods Group, Inc.	343,889
9,812	Mondelez International, Inc.	349,798

		973,790

Food Services and Drinking Places - 1.0%
4,366	Starbucks Corp.	308,327

Furniture and Home Furnishings Stores - 1.0%
4,958	Bed Bath & Beyond, Inc. (a)	308,041

General Merchandise Stores - 3.0%
2,942	Costco Wholesale Corp.	340,331
6,349	Dollar Tree, Inc. (a)	330,592
4,503	Tractor Supply Co.	302,782

		973,705

Health and Personal Care Stores - 0.9%
4,351	Express Scripts Holding Co. (a)	289,690

Insurance Carriers and Related Activities - 1.0%
5,360	Verisk Analytics, Inc. Class A (a)	322,082

Machinery Manufacturing - 0.9%
4,782	KLA-Tencor Corp.	306,000

Merchant Wholesalers, Durable Goods - 2.0%
2,858	Henry Schein, Inc. (a)	326,469
2,249	O’Reilly Automotive, Inc. (a)	334,629

		661,098

Merchant Wholesalers, Nondurable Goods - 1.1%
3,548	Sigma-Aldrich Corp.	341,353

Miscellaneous Manufacturing - 1.9%
781	Intuitive Surgical, Inc. (a)	282,488
8,656	Mattel, Inc.	339,445

		621,933

Miscellaneous Store Retailers - 1.1%
29,248	Staples, Inc.	365,600

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Motion Picture and Sound Recording Industries - 0.8%
825	Netflix, Inc. (a)	$265,683

Nonstore Retailers - 1.8%
929	Amazon.com, Inc. (a)	282,537
5,878	eBay, Inc. (a)	304,656

		587,193

Other Information Services - 4.8%
2,116	Baidu, Inc. ADR (a)	325,547
4,981	Facebook, Inc. (a)	297,764
283	Google, Inc. (a)	149,045
283	Google, Inc. Class A (a)	151,371
7,959	Liberty Global PLC Class A (a)	316,927
8,827	Yahoo!, Inc. (a)	317,331

		1,557,985

Professional, Scientific, and Technical Services - 4.8%
2,724	Amgen, Inc.	304,407
1,052	Biogen Idec, Inc. (a)	302,050
5,746	Cerner Corp. (a)	294,770
6,873	Cognizant Technology Solutions Corp. Class A (a)	329,251
2,968	F5 Networks, Inc. (a)	312,145

		1,542,623

Publishing Industries (except Internet) - 8.9%
4,987	Adobe Systems, Inc. (a)	307,648
6,693	Autodesk, Inc. (a)	321,398
10,765	CA, Inc.	324,457
7,235	Catamaran Corp. (a)	273,121
5,009	Check Point Software Technologies Ltd. (a)	320,876
4,216	Intuit, Inc.	319,362
8,339	Microsoft Corp.	336,896
18,400	Symantec Corp.	373,152
10,232	Twenty-First Century Fox, Inc.	327,629

		2,904,539

Support Activities for Transportation - 3.3%
6,563	C.H. Robinson Worldwide, Inc.	386,561
4,513	Expedia, Inc.	320,378
8,598	Expeditors International of Washington, Inc.	354,581

		1,061,520

Telecommunications - 6.0%
5,484	Dish Network Corp. (a)	311,820
1,857	Equinix, Inc. (a)	348,763
2,443	Liberty Media Corp Delaware (a)	316,882
3,644	SBA Communications Corp. (a)	327,085
37,670	VimpelCom Ltd. ADR	316,428
8,975	Vodafone Group Plc New ADR	340,691

		1,961,669

Transportation Equipment Manufacturing - 1.9%
4,970	PACCAR, Inc.	317,981
1,463	Tesla Motors, Inc. (a)	304,143

		622,124

Shares		Value

Waste Management and Remediation Services - 1.1%
2,928	Stericycle, Inc. (a)	$340,936

	TOTAL COMMON STOCKS (Cost $32,438,813)	$32,411,431

	TOTAL INVESTMENTS - 99.8% (Cost $32,438,813)	$32,411,431
	Other Assets in Excess of Liabilities - 0.2%	68,740

	TOTAL NET ASSETS - 100.0%	$32,480,171

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Zacks MLP High Income Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

MASTER LIMITED PARTNERSHIPS - 100.8%
Chemical Manufacturing - 8.3%
43,825	CVR Partners LP	$935,225
43,121	Rentech Nitrogen Partners LP	779,628

		1,714,853

Merchant Wholesalers, Nondurable Goods - 7.9%
33,713	Crestwood Midstream Partners LP	783,490
22,257	NGL Energy Partners LP	860,678

		1,644,168

Mining (except Oil and Gas) - 4.3%
9,450	Alliance Resource Partners LP	880,079

Nonstore Retailers - 3.8%
17,579	Suburban Propane Partners LP	784,199

Oil and Gas Extraction - 18.0%
37,896	BreitBurn Energy Partners LP	768,152
16,820	Emerge Energy Services LP	1,247,203
21,669	EV Energy Partners LP	781,601
68,017	PetroLogistics LP	930,473

		3,727,429

Petroleum and Coal Products Manufacturing - 7.8%
26,789	Calumet Specialty Products Partners LP	785,186
34,812	CVR Refining LP	833,051

		1,618,237

Pipeline Transportation - 39.0%
31,632	Boardwalk Pipeline Partners LP	505,163
10,670	Buckeye Partners LP	813,161
23,735	El Paso Pipeline Partners LP	772,574
14,029	Energy Transfer Partners LP	774,260
9,798	Kinder Morgan Energy Partners LP	738,573
15,732	NuStar Energy LP	918,120
27,684	NuStar GP Holdings LLC	980,014
14,831	Targa Resources Partners LP	878,143
16,741	TC Pipelines LP	887,943
15,543	Williams Partners LP	801,708

		8,069,659

Support Activities for Mining - 7.9%
35,512	Memorial Production Partners LP	832,401
49,416	Natural Resource Partners LP	793,621

		1,626,022

Water Transportation - 3.8%
25,575	Golar LNG Partners LP	791,546

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $19,309,320)	$20,856,192

Shares		Value

SHORT TERM INVESTMENTS - 1.6%
MONEY MARKET FUNDS - 1.6%
321,459	Short Term Investments Trust Treasury Portfolio, 0.01% (a)	$321,459

	TOTAL SHORT TERM INVESTMENTS (Cost $321,459)	$321,459

	TOTAL INVESTMENTS (Cost $19,630,779) - 102.4%	$21,177,651
	Liabilities in Excess of Other Assets - (2.4)%	(494,959)

	TOTAL NET ASSETS - 100.0%	$20,682,692

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Total Market Bear 1X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 38.1%
MONEY MARKET FUNDS - 38.1%
120,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$120,000
300,276	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	300,276

	TOTAL SHORT TERM INVESTMENTS (Cost $420,276)	$420,276

	TOTAL INVESTMENTS (Cost $420,276) - 38.1% (b)	$420,276
	Other Assets in Excess of Liabilities - 61.9%	681,556

	TOTAL NET ASSETS - 100.0%	$1,101,832

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at April 30, 2014.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $420,276.

Short Equity Swap Contracts April 30, 2014 (Unaudited)
Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	8,229	$711,488	0.152%	2/18/2015	$(101,042)
Credit Suisse International	Vanguard Total Stock Market ETF	3,068	295,655	(0.348%)	3/30/2015	(4,145)

			$1,007,143			$(105,187)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Direxion Daily 7-10 Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 19.0%
MONEY MARKET FUNDS - 19.0%
312,632	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$312,632

	TOTAL SHORT TERM INVESTMENTS (Cost $312,632)	$312,632

	TOTAL INVESTMENTS (Cost $312,632) - 19.0% (b)	$312,632
	Other Assets in Excess of Liabilities - 81.0%	1,332,203

	TOTAL NET ASSETS - 100.0%	$1,644,835

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $312,632.

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	11,010	$1,157,297	(0.498%)	4/14/2015	$6,060
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	5,067	512,740	(1.698%)	9/17/2015	(12,064)

			$1,670,037			$(6,004)

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 22.9%
MONEY MARKET FUNDS - 22.9%
1,865,655	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,865,655

	TOTAL SHORT TERM INVESTMENTS (Cost $1,865,655)	$1,865,655

	TOTAL INVESTMENTS (Cost $1,865,655) - 22.9% (b)	$1,865,655
	Other Assets in Excess of Liabilities - 77.1%	6,276,666

	TOTAL NET ASSETS - 100.0%	$8,142,321

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $1,865,655.

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	73,288	$8,374,646	(0.548%)	9/17/2015	$(23,047)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Direxion Daily Total Bond Market Bear 1X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 16.2%
MONEY MARKET FUNDS - 16.2%
1,690,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,690,000
1,960,237	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,960,237

	TOTAL SHORT TERM INVESTMENTS (Cost $3,650,237)	$3,650,237

	TOTAL INVESTMENTS (Cost $3,650,237) - 16.2% (b)	$3,650,237
	Other Assets in Excess of Liabilities - 83.8% (c)	18,921,562

	TOTAL NET ASSETS - 100.0%	$22,571,799

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $3,650,237.

(c)	Includes $1,870,000 cash segregated as collateral for swap contracts.

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/ (Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	iShares Core Total U.S. Bond Market ETF	70,825	$7,639,418	(0.198%)	3/4/2015	$(81,737)
Bank of America Merrill Lynch	iShares Core Total U.S. Bond Market ETF	67,038	7,219,791	(0.498%)	8/27/2015	(92,057)
BNP Paribas	iShares Core Total U.S. Bond Market ETF	70,000	7,537,492	(0.148%)	9/17/2015	(65,899)

			$22,396,701			$(239,693)

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Zacks MLP High Income Shares
Assets:
Investments, at market value (Note 2)	$24,275,362	$22,714,562	$32,411,431	$21,177,651
Cash	34,031	—	65,662	—
Receivable for investments sold	7,498	33,618	—	—
Due from investment adviser, net	—	—	—	1,178
Dividend and interest receivable	9,329	20,999	7,846	2
Return of capital receivable	—	—	—	54,316
Prepaid expenses and other assets	26,903	25,090	29,359	14,895

Total Assets	24,353,123	22,794,269	32,514,298	21,248,042

Liabilities:
Payable for investments purchased	—	20,199	—	—
Due to investment adviser, net	4,684	2,090	2,426	—
Deferred tax liability	—	—	—	541,315
Accrued expenses and other liabilities	41,902	27,441	31,701	24,035

Total Liabilities	46,586	49,730	34,127	565,350

Net Assets	$24,306,537	$22,744,539	$32,480,171	$20,682,692

Net Assets Consist of:
Capital stock	$22,540,484	$20,409,670	$31,547,644	$19,973,000
Undistributed (Accumulated) net investment income (loss), net of income taxes	13,808	21,782	6,358	(207,354)
Undistibuted (Accumulated) net realized gain (loss), net of income taxes	1,104,693	68,466	953,551	(49,749)
Net unrealized appreciation (depreciation) net of income taxes on:
Investment securities	647,552	2,244,621	(27,382)	966,795

Net Assets	$24,306,537	$22,744,539	$32,480,171	$20,682,692

Calculation of Net Asset Value Per Share:
Net assets	$24,306,537	$22,744,539	$32,480,171	$20,682,692
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	400,001	400,001	600,001	500,000
Net assets value, redemption price and offering price per share	$60.77	$56.86	$54.13	$41.37

Cost of Investments	$23,627,810	$20,469,941	$32,438,813	$19,630,779

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Assets:
Investments, at market value (Note 2)	$420,276	$312,632	$1,865,655	$3,650,237
Cash	751,729	1,348,799	6,455,590	17,304,354
Cash collateral for swaps	—	—	—	1,870,000
Due from investment adviser, net	5,998	3,446	460	—
Dividend and interest receivable	7	—	—	48
Due from brokers for swaps	—	1,451	3,509	—
Unrealized appreciation on swaps	—	6,060	—	—
Prepaid expense and other assets	48,951	13,202	25,892	22,570

Total Assets	1,226,961	1,685,590	8,351,106	22,847,209

Liabilities:
Unrealized depreciation on swaps	105,187	12,064	23,047	239,693
Due to investment adviser, net	—	—	—	5,763
Due to brokers for swaps	53	237	160,140	1,226
Accrued expenses and other liabilities	19,889	28,454	25,598	28,728

Total Liabilities	125,129	40,755	208,785	275,410

Net Assets	$1,101,832	$1,644,835	$8,142,321	$22,571,799

Net Assets Consist of:
Capital stock	$2,867,050	$2,338,768	$9,540,330	$24,804,762
Accumulated net investment loss, net of income taxes	(13,602)	(14,405)	(61,204)	(79,990)
Accumulated net realized loss, net of income taxes	(1,646,429)	(673,524)	(1,313,758)	(1,913,280)
Net unrealized appreciation (depreciation) net of income taxes on:
Swaps	(105,187)	(6,004)	(23,047)	(239,693)

Net Assets	$1,101,832	$1,644,835	$8,142,321	$22,571,799

Calculation of Net Asset Value Per Share:
Net assets	$1,101,832	$1,644,835	$8,142,321	$22,571,799
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	50,001	50,001	300,001	650,001
Net assets value, redemption price and offering price per share	$22.04	$32.90	$27.14	$34.73

Cost of Investments	$420,276	$312,632	$1,865,655	$3,650,237

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion All Cap Insider Sentiment Shares	Direxion S&P 500® DRRC Index Volatility Response Shares	Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Zacks MLP High Income Shares[1]
Investment Income:
Dividend income	$183,325	$195,469	$233,045	$—
Interest income	—	—	—	3

Total investment income	183,325	195,469	233,045	3

Expenses:
Investment advisory fees	47,526	43,588	37,129	21,941
Licensing fees	16,898	7,749	5,212	1,643
Offering fees	7,500	—	—	10,596
Custody fees	6,793	—	3,611	1,708
Professional fees	5,876	8,047	8,136	11,736
Pricing fees	4,722	4,625	4,405	2,148
Administration fees	3,000	2,752	3,509	1,778
Accounting fees	2,451	2,250	2,879	2,093
Excise tax	2,004	3,672	1,315	—
Transfer agent fees	1,732	1,678	1,906	2,086
Reports to shareholders	1,494	1,385	1,716	1,611
Exchange listing fees	1,206	281	7,546	1,343
Insurance fees	328	304	377	46
Trustees’ fees and expenses	268	249	311	61
Compliance fees	84	78	97	30
Other	755	758	760	403

Total Expenses	102,637	77,416	78,909	59,223
Less: Reimbursement of expenses from Adviser	(31,984)	(20,467)	(34,277)	(35,453)
Less: Investment advisory fees waived	—	(9,686)	—	—

Net Expenses	70,653	47,263	44,632	23,770

Net investment income (loss), before income taxes	112,672	148,206	188,413	(23,767)
Deferred tax benefit	—	—	—	60,257

Net investment income	112,672	148,206	188,413	36,490

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	1,104,693	73,723	959,211	(79,598)
Deferred tax benefit	—	—	—	83,840

Net realized gain on investment securities and deferred tax benefit	1,104,693	73,723	959,211	4,242

Change in net unrealized appreciation (depreciation) on:
Investment securities	703,975	1,067,045	(55,955)	1,546,872
Deferred tax expense	—	—	—	(685,412)

Change in net unrealized appreciation (depreciation) on investment securities and deferred tax expense	703,975	1,067,045	(55,955)	861,460

Net realized and unrealized gain on investment securities and deferred tax expense	1,808,668	1,140,768	903,256	865,702

Net increase in net assets resulting from operations	$1,921,340	$1,288,974	$1,091,669	$902,192

[1]	Represents the period from January 23, 2014 (commencement of operations) to April 30, 2014.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Total Market Bear 1X Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares	Direxion Daily Total Bond Market Bear 1X Shares
Investment Income:
Interest income	$45	$—	$—	$185

Total investment income	45	—	—	185

Expenses:
Licensing fees	23,790	9,909	9,956	13,549
Pricing fees	8,558	7,109	5,087	5,086
Professional fees	7,719	9,071	7,900	7,909
Investment advisory fees	2,550	3,735	19,263	29,657
Exchange listing fees	2,502	2,583	2,583	2,583
Transfer agent fees	2,303	2,839	1,535	1,660
Custody fees	745	706	646	1,217
Administration fees	161	236	1,219	1,855
Accounting fees	145	200	1,032	1,560
Insurance fees	26	34	176	183
Trustees’ fees and expenses	22	28	148	153
Compliance fees	7	9	46	48
Reports to shareholders	—	145	757	788
Other	541	747	762	763

Total Expenses	49,069	37,351	51,110	67,011
Less: Reimbursement of expenses from Adviser	(45,385)	(31,956)	(23,285)	(24,174)

Net Expenses	3,684	5,395	27,825	42,837

Net investment loss, before income taxes	(3,639)	(5,395)	(27,825)	(42,652)

Net investment loss	(3,639)	(5,395)	(27,825)	(42,652)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on swaps	(53,026)	6,273	(60,878)	(196,698)

Change in net unrealized depreciation on swaps	(40,640)	(24,965)	(417,377)	(144,254)

Net realized and unrealized loss on swaps	(93,666)	(18,692)	(478,255)	(340,952)

Net decrease in net assets resulting from operations	$(97,305)	$(24,087)	$(506,080)	$(383,604)

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion All Cap Insider Sentiment Shares		Direxion S&P 500® DRRC Index Volatility Response Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment income	$112,672	$88,560	$148,206	$83,208
Net realized gain on investment securities and in-kind redemptions	1,104,693	1,495,296	73,723	52,992
Change in net unrealized appreciation (depreciation) on investment securities	703,975	(234,232)	1,067,045	1,046,682

Net increase in net assets resulting from operations	1,921,340	1,349,624	1,288,974	1,182,882

Distributions to shareholders:
Net investment income	(98,864)	(79,621)	(126,608)	(74,785)
Net realized gains	—	(154,412)	—	—

Total distributions	(98,864)	(234,033)	(126,608)	(74,785)

Capital share transactions:
Proceeds from shares sold	16,938,804	22,031,602	33,049,130	7,386,581
Cost of shares redeemed	—	(22,043,115)	(16,762,327)	(5,337,230)
Transaction fees	—	1,613	5,029	—

Net increase (decrease) in net assets resulting from capital transactions	16,938,804	(9,900)	16,291,832	2,049,351

Total increase in net assets	18,761,280	1,105,691	17,454,198	3,157,448
Net assets:
Beginning of period/year	5,545,257	4,439,566	5,290,341	2,132,893

End of period/year	$24,306,537	$5,545,257	$22,744,539	$5,290,341

Undistributed net investment income at end of period/year	$13,808	$—	$21,782	$184

Changes in shares outstanding
Shares outstanding, beginning of period/year	100,001	100,001	100,001	50,001
Shares sold	300,000	400,000	600,000	150,000
Shares repurchased	—	(400,000)	(300,000)	(100,000)

Shares outstanding, end of period/year	400,001	100,001	400,001	100,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Statements of Changes in Net Assets

	Direxion NASDAQ- 100® Equal Weighted Index Shares		Direxion Zacks MLP High Income Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	For the Period January 23, 2014^ Through April 30, 2014
Operations:
Net investment income (loss)	$188,413	$37,096	$(14,854)
Net realized gain (loss) on investment securities, in-kind redemptions and deferred tax benefit	959,211	1,095,346	(49,749)
Change in net unrealized appreciation (depreciation) on investment securities and deferred tax expense	(55,955)	288,520	966,795

Net increase in net assets resulting from operations	1,091,669	1,420,962	902,192

Distributions to shareholders:
Net investment income	(182,055)	(33,307)	(192,500)

Total distributions	(182,055)	(33,307)	(192,500)

Capital share transactions:
Proceeds from shares sold	38,127,843	9,579,022	19,973,000
Cost of shares redeemed	(14,233,654)	(5,154,434)	—
Transaction fees	4,270	—	—

Net increase in net assets resulting from capital transactions	23,898,459	4,424,588	19,973,000

Total increase in net assets	24,808,073	5,812,243	20,682,692
Net assets:
Beginning of period/year	7,672,098	1,859,855	—

End of period/year	$32,480,171	$7,672,098	$20,682,692

Undistributed (Accumulated) net investment income (loss) at end of period/year	$6,358	$—	$(207,354)

Changes in shares outstanding
Shares outstanding, beginning of period/year	150,001	50,001	—
Shares sold	700,000	200,000	500,000
Shares repurchased	(250,000)	(100,000)	—

Shares outstanding, end of period/year	600,001	150,001	500,000

^	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Total Market Bear 1X Shares		Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(3,639)	$(15,294)	$(5,395)	$(10,781)
Net realized gain (loss) on swaps	(53,026)	(776,336)	6,273	(28,104)
Net unrealized appreciation (depreciation) on swaps	(40,640)	89,215	(24,965)	67,547

Net increase (decrease) in net assets resulting from operations	(97,305)	(702,415)	(24,087)	28,662

Capital share transactions:
Proceeds from shares sold	—	2,810,895	—	—
Cost of shares redeemed	—	(5,657,633)	—	—
Transaction fees	—	1,697	—	—

Net decrease in net assets resulting from capital transactions	—	(2,845,041)	—	—

Total increase (decrease) in net assets	(97,305)	(3,547,456)	(24,087)	28,662
Net assets:
Beginning of period/year	1,199,137	4,746,593	1,668,922	1,640,260

End of period/year	$1,101,832	$1,199,137	$1,644,835	$1,668,922

Accumulated net investment loss at end of period/year	$(13,602)	$(9,963)	$(14,405)	$(9,010)

Changes in shares outstanding
Shares outstanding, beginning of period/year	50,001	150,001	50,001	50,001
Shares sold	—	100,000	—	—
Shares repurchased	—	(200,000)	—	—

Shares outstanding, end of period/year	50,001	50,001	50,001	50,001

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bear 1X Shares		Direxion Daily Total Bond Market Bear 1X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(27,825)	$(36,243)	$(42,652)	$(46,924)
Net realized gain (loss) on swaps	(60,878)	5,962	(196,698)	(306,289)
Change in net unrealized appreciation (depreciation) on swaps	(417,377)	440,952	(144,254)	267,551

Net increase (decrease) in net assets resulting from operations	(506,080)	410,671	(383,604)	(85,662)

Capital share transactions:
Proceeds from shares sold	—	5,574,177	19,369,025	7,189,034
Cost of shares redeemed	—	—	(5,294,135)	(7,095,490)
Transaction fees	—	138	1,588	2,130

Net increase in net assets resulting from capital transactions	—	5,574,315	14,076,478	95,674

Total increase (decrease) in net assets	(506,080)	5,984,986	13,692,874	10,012
Net assets:
Beginning of period/year	8,648,401	2,663,415	8,878,925	8,868,913

End of period/year	$8,142,321	$8,648,401	$22,571,799	$8,878,925

Accumulated net investment loss at end of period/year	$(61,204)	$(33,379)	$(79,990)	$(37,338)

Changes in shares outstanding
Shares outstanding, beginning of period/year	300,001	100,001	250,001	250,001
Shares sold	—	200,000	550,000	200,000
Shares repurchased	—	—	(150,000)	(200,000)

Shares outstanding, end of period/year	300,001	300,001	650,001	250,001

The accompanying notes are an integral part of these financial statements.

34	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2014

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Begin ning of Year / Pe riod	Net Inves tment Income (Loss)[1]	Net Inves tment Income (Loss)[1,4]	Net Re alized and Unr ealized Gain (Loss) on Inve stments	Net Increase (Decre ase) in Net Asset Value Resul ting from Oper ations	Divid ends from Net Inves tment Inc ome	Distrib utions from Real ized Capital Gains	Distrib utions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[2]	Net Assets, End of Year/ Period (000’s omitted)	Net Expe nses[3]	Total Expe nses[3]	Net Inve stment Income (Loss) After Expense Reimb ursement[3]	Net Expe nses[3,4,5]	Total Expe nses[3,4]	Net Inve stment Income (Loss) After Expense Reimbur sement[3,4]	Port folio Turno ver Rate[6]
Direxion All Cap Insider Sentiment Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$55.45	$0.31	$0.32	$5.26	$5.57	($0.25)	$—	$—	$(0.25)	$60.77	10.04%	$24,307	0.67%	0.97%	1.07%	0.65%	0.95%	1.09%	367%
For the Year Ended October 31, 2013	$44.40	0.88	0.88	12.51	13.39	(0.80)	(1.54)	—	(2.34)	$55.45	31.35%	$5,545	0.65%	1.69%	1.77%	0.65%	1.69%	1.77%	920%
For the Period December 8, 2011[7] through October 31, 2012	$40.00	0.28	0.28	4.48	4.76	(0.36)	—	—	(0.36)	$44.40	11.94%	$4,440	0.65%	2.20%	0.72%	0.65%	2.19%	0.72%	620%
Direxion S&P 500® DRRC Index Volatility Response Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$52.90	0.41	0.42	3.87	4.28	(0.32)	—	—	(0.32)	$56.86	8.09%	$22,745	0.49%	0.80%	1.53%	0.45%	0.76%	1.57%	17%
For the Year Ended October 31, 2013	$42.66	0.84	0.84	10.15	10.99	(0.75)	—	—	(0.75)	$52.90	25.95%	$5,290	0.45%	1.78%	1.77%	0.45%	1.78%	1.77%	133%
For the Period January 11, 2012[7] through October 31, 2012	$40.00	0.20	0.20	2.80	3.00	(0.33)	—	(0.01)	(0.34)	$42.66	7.50%	$2,133	0.45%	4.93%	0.61%	0.45%	4.93%	0.61%	238%
Direxion NASDAQ-100® Equal Weighted Index Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$51.15	0.41	0.41	2.90	3.31	(0.33)	—	—	(0.33)	$54.13	6.46%	$32,480	0.36%	0.64%	1.52%	0.35%	0.63%	1.53%	76%
For the Year Ended October 31, 2013	$37.20	0.38	0.38	13.95	14.33	(0.38)	—	—	(0.38)	$51.15	38.72%	$7,672	0.35%	1.58%	0.84%	0.35%	1.58%	0.84%	34%
For the Period March 21, 2012[7] through October 31, 2012	$40.00	0.28	0.28	(2.76)	(2.48)	(0.32)	—	—	(0.32)	$37.20	(6.24)%	$1,860	0.35%	2.88%	1.21%	0.35%	2.88%	1.21%	17%
Direxion Zacks MLP High Income Shares
For the Period January 23, 2014[7] through April 30, 2014 (Unaudited)	$40.00	0.11	(0.07)	1.81	1.92	—	—	(0.55)	(0.55)	$41.37	4.87%	$20,683	0.65%[8]	1.62%	(0.65)%	0.65%	1.62%	(0.65)%	25%
Direxion Daily Total Market Bear 1X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$23.98	(0.07)	(0.07)	(1.87)	(1.94)	—	—	—	—	$22.04	(8.09)%	$1,102	0.65%	8.66%	(0.64)%	0.65%	8.66%	(0.64)%	0%
For the Year Ended October 31, 2013	$31.64	(0.18)	(0.18)	(7.48)	(7.66)	—	—	—	—	$23.98	(24.21)%	$1,199	0.65%	4.44%	(0.65)%	0.65%	4.47%	(0.65)%	0%
For the Year Ended October 31, 2012	$39.48	(0.22)	(0.22)	(5.62)	(5.84)	—	(2.00)	—	(2.00)	$31.64	(15.64)%	$4,747	0.65%	3.04%	(0.65)%	0.65%	3.04%	(0.65)%	0%
For the Period June 15, 2011[7] through October 31, 2011	$40.00	(0.10)	(0.10)	(0.42)	(0.52)	—	—	—	—	$39.48	(1.30)%	$3,948	0.65%	3.70%	(0.64)%	0.65%	3.70%	(0.64)%	0%
Direxion Daily 7-10 Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$33.38	(0.11)	(0.11)	(0.37)	(0.48)	—	—	—	—	$32.90	(1.44)%	$1,645	0.65%	4.50%	(0.65)%	0.65%	4.50%	(0.65)%	0%
For the Year Ended October 31, 2013	$32.80	(0.22)	(0.22)	0.80	0.58	—	—	—	—	$33.38	1.77%	$1,669	0.65%	4.34%	(0.65)%	0.65%	4.34%	(0.65)%	0%
For the Year Ended October 31, 2012	$35.36	(0.22)	(0.22)	(2.34)	(2.56)	—	—	—	—	$32.80	(7.24)%	$1,640	0.65%	2.76%	(0.65)%	0.65%	2.76%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.14)	(0.14)	(4.50)	(4.64)	—	—	—	—	$35.36	(11.60)%	$3,536	0.65%	3.17%	(0.61)%	0.65%	3.17%	(0.61)%	0%
Direxion Daily 20+ Year Treasury Bear 1X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$28.83	(0.09)	(0.09)	(1.60)	(1.69)	—	—	—	—	$27.14	(5.86)%	$8,142	0.65%	1.19%	(0.65)%	0.65%	1.19%	(0.65)%	0%
For the Year Ended October 31, 2013	$26.63	(0.18)	(0.18)	2.38	2.20	—	—	—	—	$28.83	8.26%	$8,648	0.65%	1.59%	(0.65)%	0.65%	1.59%	(0.65)%	0%
For the Year Ended October 31, 2012	$30.24	(0.18)	(0.18)	(3.43)	(3.61)	—	—	—	—	$26.63	(11.94)%	$2,663	0.65%	2.55%	(0.65)%	0.65%	2.55%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.14)	(0.14)	(9.62)	(9.76)	—	—	—	—	$30.24	(24.40)%	$3,024	0.65%	3.29%	(0.61)%	0.65%	3.29%	(0.61)%	0%
Direxion Daily Total Bond Market Bear 1X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$35.52	(0.11)	(0.11)	(0.68)	(0.79)	—	—	—	—	$34.73	(2.22)%	$22,572	0.65%	1.02%	(0.65)%	0.65%	1.02%	(0.65)%	0%
For the Year Ended October 31, 2013	$35.48	(0.23)	(0.23)	0.27	0.04	—	—	—	—	$35.52	0.11%	$8,879	0.65%	1.53%	(0.65)%	0.65%	1.53%	(0.65)%	0%
For the Year Ended October 31, 2012	$37.48	(0.24)	(0.24)	(1.76)	(2.00)	—	—	—	—	$35.48	(5.34)%	$8,869	0.65%	0.92%	(0.65)%	0.65%	0.92%	(0.65)%	0%
For the Period March 23, 2011[7] through October 31, 2011	$40.00	(0.15)	(0.15)	(2.37)	(2.52)	—	—	—	—	$37.48	(6.30)%	$43,100	0.65%	1.09%	(0.64)%	0.65%	1.09%	(0.64)%	0%

[1]	Net investment income (loss) per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout each period.
[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

[3]	For periods less than one year, these ratios are annualized.
[4]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[5]	Net expenses include effects of any reimbursement or recoupment.
[6]

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.

[7]	Commencement of investment operations.
[8]	This ratio excludes deferred tax benefits/expenses for all components of the Statement of Operations. Had these amounts been included, the ratio would be 15.45%.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	35

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 55 separate series (each, a “Fund” and together the “Funds”). Eight of these Funds are included in this report:

Benchmark Funds	Bear Funds
Direxion All Cap Insider Sentiment Shares	Direxion Daily Total Market Bear 1X Shares
Direxion S&P 500® DRRC Volatility Response Shares	Direxion Daily 7-10 Year Treasury Bear 1X Shares
Direxion NASDAQ-100® Equal Weighted Index Shares	Direxion Daily 20+ Year Treasury Bear 1X Shares
Direxion Zacks MLP High Income Shares	Direxion Daily Total Bond Market Bear 1X Shares

The Benchmark Funds seek to match, after expenses, the return of a benchmark through time. For these Funds, the benchmark performance for the period is the standard against which they should be evaluated. The Benchmark Funds attempt to provide investment results that correlate positively to the return of an index or benchmark. Each Bear Fund’s investment objective is to seek daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark. The Bear Funds attempt to provide investment results that correlate negatively to the return of an index or benchmark. These Bear Funds seek -100% of the returns of their respective benchmark indices.

Funds	Index or Benchmark	Daily Target
Direxion All Cap Insider Sentiment Shares	Sabrient Multi-Cap Insider/Analyst Quant-Weighted Index	100%
Direxion S&P 500® DRRC Volatility Response Shares	S&P 500® Dynamic Rebalancing Risk Control Index	100%
Direxion NASDAQ-100® Equal Weighted Index Shares	NASDAQ-100® Equal Weighted Index	100%
Direxion Zacks MLP High Income Shares	Zacks MLP Index	100%
Direxion Daily Total Market Bear 1X Shares	MSCI U.S. Broad Market Index	-100%
Direxion Daily 7-10 Year Treasury Bear 1X Shares	NYSE 7-10 Year Treasury Bond Index	-100%
Direxion Daily 20+ Year Treasury Bear 1X Shares	NYSE 20 Year Plus Treasury Bond Index	-100%
Direxion Daily Total Bond Market Bear 1X Shares	Barclays Capital U.S. Aggregate Bond Index	-100%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)  Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares and Direxion Daily Total Bond Market Bear 1X Shares do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early, each of the Bear Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and

36	DIREXION SEMI-ANNUAL REPORT

asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swaps contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Securities or swap contracts are fair valued as determined by Rafferty Asset Management, LLC (the “Adviser”) under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Fund’s pricing service provides valuation that in the judgment of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b)  Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ Custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized appreciation or depreciation on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. The Funds do not net collateral on the Statements of Assets and Liabilities. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are collateralized daily directly to Funds while amounts expected to be owed to the counterparty are collateralized daily in a segregated account at the Custodian.

The Funds enter into master netting agreements with the counterparties. These agreements calculate the obligations of the parties on a “net basis”. Consequently, the Funds’ current obligations under a swap agreeement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by

DIREXION SEMI-ANNUAL REPORT	37

each party. The Funds’ obligations are accrued daily and offset by any amounts owed to the Funds. However, the Funds do not offset the fair value amounts of the swap contracts and the related collateral on the Statements of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements. The following presents the gross and net amounts of assets and liabilities related to the swap agreements covered by master netting agreements as of April 30, 2014.

Assets:

Description: Swap Contract

Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion All Cap Insider Sentiment Shares	$—	$—	$—	$—	$—	$—
Direxion S&P 500® DRRC Index Volatility Response Shares	—	—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Shares	—	—	—	—	—	—
Direxion Zacks MLP High Income Shares	—	—	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	6,060	(6,060)	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	—	—

Liabilities:

Description: Swap Contract

				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion All Cap Insider Sentiment Shares	$—	$—	$—	$—	$—	$—
Direxion S&P 500® DRRC Index Volatility Response Shares		—	—	—	—	—
Direxion NASDAQ-100® Equal Weighted Shares	—	—	—	—	—	—
Direxion Zacks MLP High Income Shares	—	—	—	—	—	—
Direxion Daily Total Market Bear 1X Shares	105,187	—	105,187	105,187	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	12,064	(6,060)	6,004	6,004	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	23,047	—	23,047	23,047	—	—
Direxion Daily Total Bond Market Bear 1X Shares	239,693	—	239,693	239,693	—	—

38	DIREXION SEMI-ANNUAL REPORT

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty can not meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2014 is as follows:

	Direxion Daily Total Market Bear 1X Shares			Direxion Daily 7-10 Year Treasury Bear 1X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$(4,145)	$120,000	$115,855	$—	$—	$—
Deutsche Bank AG London	—	—	—	(12,064)	52,632	40,568
Morgan Stanley Capital Services	(101,042)	300,276	199,234	—	—	—

Total	$(105,187)	$420,276	$315,089	$(12,064)	$52,632	$40,568

	Direxion Daily 20+ Year Treasury Bear 1X Shares			Direxion Daily Total Bond Market Bear 1X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$—	$—	$—	$(92,057)	$1,870,000	$1,777,943
BNP Paribas	—	—	—	(65,899)	1,620,000	1,554,101
Deutsche Bank AG London	(23,047)	1,865,655	1,842,608	—	—	—
Morgan Stanley Capital Services	—	—	—	(81,737)	1,960,237	1,878,500

Total	$(23,047)	$1,865,655	$1,842,608	$(239,693)	$5,450,237	$5,210,544

At April 30, 2014, if such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

c) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e)  Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite

DIREXION SEMI-ANNUAL REPORT	39

distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income and excise taxes. No provision for federal income taxes has been made.

f)  Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g)  Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

h)  Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the six months ended April 30, 2014 and year ended October 31, 2013, were as follows:

	Six Months Ended April 30, 2014 (Unaudited)			Year Ended October 31, 2013
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion All Cap Insider Sentiment Shares	$98,864	$—	$—	$234,033	$—	$—
Direxion S&P 500® DRRC Index Volatility Response Shares	126,608	—	—	74,785	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	182,055	—	—	33,307	—	—
Direxion Zacks MLP High Income Shares[1]	—	—	192,500	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—	—	—

[1]	Commenced operations on January 23, 2014.

At October 31, 2013, the components of accumulated earnings/loss on a tax-basis were as follows:

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion All Cap Insider Sentiment Shares	$(56,423)	$—	$—	$—	$(56,423)
Direxion S&P 500® DRRC Index Volatility Response Shares	1,133,146	46,932	—	(7,575)	1,172,503
Direxion NASDAQ-100® Equal Weighted Index Shares	22,913	—	—	—	22,913

40	DIREXION SEMI-ANNUAL REPORT

Funds	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion Daily Total Market Bear 1X Shares	$(223,745)	$—	$—	$(1,444,168)	$(1,667,913)
Direxion Daily 7-10 Year Treasury Bear 1X Shares	(157,675)	—	—	(512,171)	(669,846)
Direxion Daily 20+ Year Treasury Bear 1X Shares	(184,988)		—	(706,941)	(891,929)
Direxion Daily Total Bond Market Bear 1X Shares	(122,340)	—	—	(1,727,019)	(1,849,359)

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion All Cap Insider Sentiment Shares	$23,627,810	$647,552	$—	$647,552
Direxion S&P 500® DRRC Index Volatility Response Shares	20,514,371	2,244,621	(44,430)	2,200,191
Direxion NASDAQ-100® Equal Weighted Index Shares	32,444,473	—	(33,042)	(33,042)
Direxion Zacks MLP High Income Shares	19,641,026	1,546,872	(10,247)	1,536,625
Direxion Daily Total Market Bear 1X Shares	420,276	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	312,632	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	1,865,655	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	3,650,237	—	—	—

The difference between the book cost of investments and the tax cost of investments is primarily attributable to tax deferral of losses on wash sales, mark to market of unrealized gains on passive foreign investment companies (“PFICs”) and basis adjustments on investments in real estate trusts (“REITs”).

In order to meet certain excise tax distribution requirements, each Fund, with the exception of the Direxion Zacks MLP High Income Shares, is required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, these Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2013.

At October 31, 2013, these Funds deferred, on a tax basis, qualified late year losses of:

Funds	Ordinary Late Year Loss Deferral
Direxion All Cap Insider Sentiment Shares	$—
Direxion S&P 500® Volatility Response Shares	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—
Direxion Daily Total Market Bear 1X Shares	9,963
Direxion Daily 7-10 Year Treasury Bear 1X Shares	9,010
Direxion Daily 20+ Year Treasury Bear 1X Shares	33,379
Direxion Daily Total Bond Market Bear 1X Shares	37,338

Under current law, each Fund, with the exception of the Direxion Zacks MLP High Income Shares, may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are

DIREXION SEMI-ANNUAL REPORT	41

subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of these ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short term capital losses.

At October 31, 2013, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains:

Funds	Expiring 10/31/2019	Unlimited ST	Unlimited LT
Direxion All Cap Insider Sentiment Shares	$—	$—	$—
Direxion S&P 500® DRRC Index Volatility Response Shares	—	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	—	—	—
Direxion Daily Total Market Bear 1X Shares	—	1,434,205	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	67,332	435,829	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	282,257	391,305	—
Direxion Daily Total Bond Market Bear 1X Shares	72,234	1,617,447	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2014, open Federal and state income tax years include the tax years ended October 31, 2011, October 31, 2012 and October 31, 2013. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes. Components of the Direxion Zacks MLP High Income Shares deferred tax liability as of April 30, 2014 are as follows:

Deferred tax assets:
Net operating loss carryforward	$60,257
Capital loss carryforward	83,840

Total deferred tax assets	144,097
Less deferred tax liabilities:
Net unrealized appreciation on investments in securities	685,412

Net deferred tax liability	$541,315

The net operating loss carryforward and capital loss carryforward are available to offset future taxable income. The Direxion Zacks MLP High Income Shares has the following net operating loss and capital loss amounts:

Capital loss	Amount	Expiration
Fiscal year ended:
October 31, 2014	$223,572	October 31, 2019

Net operating loss	Amount	Expiration
Fiscal year ended:
October 31, 2014	$160,686	October 31, 2034

For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. The capital loss may be carried forward for five years and, accordingly, would begin to expire as of October 31, 2019. The net operating loss can be carried forward for 20 years and, accordingly, would begin to expire as of October 31, 2034.

42	DIREXION SEMI-ANNUAL REPORT

Total income tax benefit (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 35% to net investment income and realized and unrealized gains (losses) on investments before taxes for the period ended April 30, 2014 is as follows:

Income tax provision (benefit) at the federal statutory rate of 35%	$505,227
State income tax (benefit), net of of federal benefit	36,088

Total tax expense	$541,315

4.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A creation unit consists of 50,000 shares. Creation units of the Benchmark Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

Transaction fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction. Transaction fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the six months ended April 30, 2014. Purchases represent the aggregate purchases of investments excluding cost of in-kind purchases, short-term investment purchases and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion All Cap Insider Sentiment Shares	$90,154,899	$76,055,814	$2,835,149	$—
Direxion S&P 500® DRRC Index Volatility Response Shares	19,513,758	3,261,391	—	—
Direxion NASDAQ-100® Equal Weighted Index Shares	34,024,479	18,406,423	8,231,041	—
Direxion Zacks MLP High Income Shares	13,164,107	3,517,396	9,963,400	—
Direxion Daily Total Market Bear 1X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—
Direxion Daily Total Bond Market Bear 1X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2014.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.45% (0.30% for the Direxion NASDAQ-100® Equal Weighted Index Shares) at an annual rate based on its average daily net assets.

DIREXION SEMI-ANNUAL REPORT	43

The Adviser has agreed to waive 0.10% of its fees based on daily net assets at least until September 1, 2015 for the Direxion S&P 500® DRRC Index Volatility Response Shares.

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.35% for the Direxion NASDAQ-100® Equal Weighted Index Shares, 0.45% for the Direxion S&P 500® DRRC Index Volatility Response Shares and 0.65% for the Direxion All Cap Insider Sentiment Shares, Direxion Daily Total Market Bear 1X Shares, Direxion Daily 7-10 Year Treasury Bear 1X Shares, Direxion Daily 20+ Year Treasury Bear 1X Shares, Direxion Daily Total Bond Market Bear 1X Shares, and Direxion Zacks MLP High Income Shares of daily net assets at least until September 1, 2015. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2014	October 31, 2015	October 31, 2016	October 31, 2017
Direxion All Cap Insider Sentiment Shares	$—	$31,984	$—	$72,176	$52,022	$31,984	$156,182
Direxion S&P 500® DRRC Index Volatility Response Shares	—	20,467	—	139,868	57,589	20,467	217,924
Direxion NASDAQ-100® Equal Weighted Index Shares	—	34,277	—	60,646	54,528	34,277	149,451
Direxion Zacks MLP High Income Shares	—	35,453	—	—	—	35,453	35,453
Direxion Daily Total Market Bear 1X Shares	—	45,385	47,971	98,895	89,859	45,385	282,110
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	31,956	57,940	61,976	61,281	31,956	213,153
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	23,285	58,056	53,381	52,376	23,285	187,098
Direxion Daily Total Bond Market Bear 1X Shares	—	24,174	50,165	55,348	63,412	24,174	193,099

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

7.	FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

44	DIREXION SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments at April 30, 2014:

	Direxion All Cap Insider Sentiment Shares				Direxion S&P 500® DRRC Index Volatility Response Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$24,275,362	$—	$—	$24,275,362	$22,680,802	$—	$—	$22,680,802
Short-Term Investments	—	—	—	—	33,760	—	—	33,760

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Zacks MLP High Income Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$32,411,431	$—	$—	$32,411,431	$—	$—	$—	$—
Master Limited Partnerships*	—	—	—	—	20,856,192	—	—	20,856,192
Short-Term Investments	—	—	—	—	321,459	—	—	321,459

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$420,276	$—	$—	$420,276	$312,632	$—	$—	$312,632
Other Financial Instruments**	—	(105,187)	—	(105,187)	—	(6,004)	—	(6,004)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-Term Investments	$1,865,655	$—	$—	$1,865,655	$3,650,237	$—	$—	$3,650,237
Other Financial Instruments**	—	(23,047)	—	(23,047)	—	(239,693)	—	(239,693)

*	For further detail on each asset class, see the Schedule of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds also follow authoritative accounting standards which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2014 and year ended October 31, 2013. There were no Level 3 securities held by the Funds during the period ended April 30, 2014 and year ended October 31, 2013. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

8.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

DIREXION SEMI-ANNUAL REPORT	45

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2014, the Funds were invested in swap contracts. At April 30, 2014, the fair values of derivative instruments, by primary risk, were as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily 7-10 Year Treasury Bear 1X Shares	$—	$6,060	$6,060

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swaps.

	Liability Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Total Market Bear 1X Shares	$105,187	$—	$105,187
Direxion Daily 7-10 Year Treasury Bear 1X Shares	—	12,064	12,064
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	23,047	23,047
Direxion Daily Total Bond Market Bear 1X Shares	—	239,693	239,693

[1]	Statements of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the period ended April 30, 2014, by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Total Market Bear 1X Shares	Swap Contracts	$(53,026)	$—	$(40,640)	$—
Direxion Daily 7-10 Year Treasury Bear 1X Shares	Swap Contracts	—	6,273	—	(24,965)
Direxion Daily 20+ Year Treasury Bear 1X Shares	Swap Contracts	—	(60,878)	—	(417,377)
Direxion Daily Total Bond Market Bear 1X Shares	Swap Contracts	—	(196,698)	—	(144,254)

[1]	Statements of Operations location: Net realized gain (loss) on swaps.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the year ended April 30, 2014, the volume of the derivatives held by the Funds was as follows:

Quarterly Average Gross Notional Amounts
Short Equity Swap Contracts

Direxion Daily Total Market Bear 1X Shares	$1,086,103
Direxion Daily 7-10 Year Treasury Bear 1X Shares	1,690,500
Direxion Daily 20+ Year Treasury Bear 1X Shares	8,824,690
Direxion Daily Total Bond Market Bear 1X Shares	12,167,286

The Bear Funds utilize this volume of derivatives in order to meet the investment objectives of -100% daily performance of their respective index.

9.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any

46	DIREXION SEMI-ANNUAL REPORT

such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Correlation Risk – A number of factors may affect certain Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.	SUBSEQUENT EVENTS

The following Funds had income, capital gain and return of capital distributions with an ex-date of June 24, 2014 and a payable date of July 1, 2014. The income dividend and capital gain dividend distribution per share for each Fund was as follows:

Fund	Per Share Income Distribution	Per Share Short Term Capital Gain Distribution	Per Share Return of Capital Distribution

Direxion All Cap Insider Sentiment Shares	$0.17299	$—	$—
Direxion S&P 500® DRRC Index Volatility Response Shares	0.23256	0.11733	—
Direxion NASDAQ-100 Equal Weighted Index Shares	0.22653	—	—
Direxion Zacks MLP High Income Shares	—	—	0.76000

The Board of Trustees of the Trust, based on recommendation by the Adviser, has approved a change in name, principal investment strategy, and index of the Direxion S&P 500® DRRC Index Volatility Response Shares. Effective August 1, 2014, this Fund will be renamed the Direxion S&P 500® Volatility Response Shares and it will seek to provide investment results that correspond to the return of the S&P 500® Volatility Response Index.

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statement of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

The Trust has evaluated subsequent events through the issuance of the Funds financial statements and has determined, other than the disclosures stated, there are no other events that impacted the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT	47

Direxion Shares ETF Trust

Supplemental Information

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

48	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(3) Age: 45	Chairman of Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	125	None

Non-Interested Trustees
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	150	None

John Weisser Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	150	Director, The MainStay Funds Trust (35 Funds); The MainStay Funds (12 Funds); MainStay VP Fund Series (29 Funds); MainStay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).

DIREXION SEMI-ANNUAL REPORT	49

Direxion Shares ETF Trust

Trustees and Officers

Officers
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(3) Age: 45	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	125	N/A
	Chairman of Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

Eric Falkeis: Age: 40	Chief Operating Officer	One Year; Since 2013	President, Rafferty Asset Management, LLC, since March 2013; formerly, Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	Trustee, Professionally Managed Portfolios (45 Funds)

Patrick J. Rudnick Age: 40	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Chief Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly, Vice President, USBFS, 2006 – 2013; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

50	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 37	Chief Compliance Officer; Secretary	One Year; Since 2012 One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	The address for all trustees and officers is 1301 Avenue of the Americas (6th Ave.), 35th Floor, New York, NY 10019.
(2)

The Direxion Family of Investment Companies consists of the Direxion Funds, which currently offers for sale to the public 19 portfolios, the Direxion Insurance Trust, which currently offers for sale 3 of the 5 funds currently registerd with the SEC, and the Direxion Shares ETF Trust, which currently offers for sale to the public 55 of the 125 funds currently registered with the SEC.

(3)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.
(4)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.

DIREXION SEMI-ANNUAL REPORT	51

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2014 (Unaudited)

New Fund Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of Direxion Shares ETF Trust (“ETF Trust”) considered at its June 18, 2013 Board meeting in approving the advisory agreement between Rafferty Asset Management, LLC (“Rafferty”) and the ETF Trust (“Advisory Agreement”), on behalf of the Direxion Zacks MLP High Income Shares, a series of the ETF Trust (the “Fund”).

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Advisory Agreement, the Board considered the best interests of the Fund. The Board noted that the Fund had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Rafferty, the advisory fee rate to be paid to Rafferty and the Fund’s estimated expenses.

Nature, Extent and Quality of Services Provided.    The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the ETF Trust, as well as Direxion Funds and Direxion Insurance Trust, since their respective inception dates and has developed an expertise in managing Funds with investment strategies similar to the Fund. The Board also noted that Rafferty trades efficiently, which may help to improve the Fund’s performance. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage the Fund and to meet its contractual fee waivers and/or expense reimbursement obligations. The Board also noted that reports from both the Chief Compliance Officer and the independent compliance firm who supports Rafferty’s Chief Compliance Officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty will oversee all aspects of the operation of the Fund, including oversight of the Fund’s service providers. Because the Fund had not commenced operations, it does not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Fund under the Advisory Agreement were fair and reasonable.

Costs of Services Provided to the Fund and Profits Realized.    The Board considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. In this regard, Rafferty advised the Board that the advisory fee rate for the Fund is similar to the advisory fee rates for comparable exchange-traded funds and the advisory fee rates charged to comparable series of the ETF Trust. The Board considered that Rafferty agreed to limit the total expenses for the Fund via contractual fee waivers and/or expense limitations. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Because the Fund had not commenced operations, Rafferty did not have any prior profit data related to the Fund. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the cost of the services to be provided by Rafferty to be provided and any profits that may be realized under the Advisory Agreement were fair and reasonable.

Economies of Scale.    The Board considered whether economies of scale will be realized by Rafferty as the Fund grows larger and the extent to which any such economies are reflected in the contractual fee rate. The Board noted that the Fund had not yet commenced operations and did not have any assets, and concluded that the contractual fee waivers and/or expense limitations for the Fund may allow shareholders to benefit from potential economies of scale that may be achieved.

Other Benefits.    The Board considered Rafferty’s representation that it believes that its relationship with the Fund may help to enable Rafferty to attract business to its other fund accounts. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, such benefits to Rafferty would be fair and reasonable.

Conclusion.    Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreement for the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Advisory Agreement.

52	DIREXION SEMI-ANNUAL REPORT

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54

PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ non-public personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2014

1301 Avenue of the Americas (6th Ave.), 35th Floor   New York, New York 10019   www.direxioninvestments.com

Investment Advisor

Rafferty Asset Management, LLC

1301 Avenue of Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 01401

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.SEC.Gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Fund’s premium/discount information is available free of charge on the Funds’ website, www.direxioninvestments.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

DIREXION SHARES ETF TRUST

SEMI-ANNUAL REPORT APRIL 30, 2014

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 www.direxioninvestments.com

3X BULL FUNDS	3X BEAR FUNDS

DOMESTIC EQUITY INDEX FUNDS

Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares

INTERNATIONAL FUNDS

Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily FTSE Europe Bear 3X Shares
Direxion Daily India Bull 3X Shares
Direxion Daily Japan Bull 3X Shares	Direxion Daily Japan Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares

SECTOR FUNDS

Direxion Daily Basic Materials Bull 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
Direxion Daily Healthcare Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares

SPECIALTY FUNDS

Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares

FIXED INCOME FUNDS

Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Shares exchange traded funds (the “ETFs) covers the period from November 1, 2013 to April 30, 2014, (the “Semi-Annual Period”).

Market Review:

The S&P 500® Index rose 8.35% on a total return basis during the Semi-Annual Period. After a brief profit-taking dip in December, the market lifted higher into year-end and remained flat through the first half of January. The market experienced a sharp sell-off in the second half of January, primarily due to volatility in Emerging Market currencies. The sizable selloff in these Emerging Market currencies was due to concerns over increased Federal Reserve tapering and its eventual effect on Emerging Market economies. This selloff caused a drag on U.S. stocks and pushed the S&P 500® Index to its lowest close during the Semi-Annual Period. Investors proved to be resilient and shrugged off these Emerging Market concerns, as by mid-February the S&P 500® Index had recovered to the pre-sell off levels, continuing even higher for the remainder of the Semi-Annual Period.

European stocks were the best performing stocks during Semi-Annual Period. In unison with the Domestic Equity markets, European stocks pulled back in late January. European stocks rallied back strongly in February and finished the Semi-Annual Period at their highest point. Other strong-performing markets during the Semi-Annual Period were India and Developed Market stocks. The Developed Market index, the MSCI EAFE Index, is composed of developed market countries in Europe, Australia, Asia, Israel and the Far East. The weakest performing regions were Japan, China and Russia. Russian stocks were the worst performing group by a wide margin during the Semi-Annual Period, as the Market Vectors Russia Total Return Index declined over 20%, followed by Chinese stocks, where the FTSE China 25 Index declined nearly 7%. The crisis in Ukraine and resulting economic sanctions Russia weighed heavily on Russian stocks.

The Fixed Income market continued to fall into the close of 2013, but during the first four months of 2014, U.S. Ten-Year and Long Duration Bonds posted solid gains. Since the beginning of 2014 through April, the Barclays U.S. Aggregate Total Bond Index steadily gained 2.70%, after falling 0.94% from the end of October through year end 2013. During the first quarter of 2014, short-term rates rose slightly (before dropping back down) as long-term rates declined, causing the long-end of the yield curve to flatten significantly.

The International Debt market finished 2013 up slightly after suffering a difficult calendar year, which was especially the case for Emerging Market debt. Among all fixed income asset classes, Emerging Market debt was one of the worst performers at year-end 2013, as yields (specifically longer-duration bonds) rallied all year on Developed Market growth, especially in the United States. Political unrest in Brazil, Turkey, Thailand and Ukraine also impacted the sovereign debt market. However, in the latter months of the Semi-Annual Period, the DBIQ Emerging Markets Liquid Debt Index gained 6.14%. Some of the worst performers of last year rallied, such as Turkey and Venezuela, and investment grade Emerging Market debt actually outperformed Emerging Market high-yield debt.

Direxion Shares Operational Review:

The discussion below relates to the performance of the Direxion Shares exchanged traded funds (the “ETFs”) for the Semi-Annual Period. The ETFs are leveraged and seek daily investment results, before fees and expenses, of 300% or -300% of the performance of a particular benchmark.

The ETFs should not be held by investors for long periods and should be used as short-term trading vehicles. These products are not suitable for all investors, and should be utilized only by sophisticated investors who understand the risks associated with the use of leverage, the consequences of seeking daily leveraged investment results and intend to actively monitor and manage their investments.

The ETFs with the word “Bull” in their name attempt to provide investment results that correlate to 300% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or

4	DIREXION SEMI-ANNUAL REPORT

benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate to -300% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each ETFs daily investment results, Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) relies upon a pre-determined investment model to generate orders resulting in repositioning each ETF’s investment in accordance with its daily investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions that it believes in combination should produce daily returns consistent with an ETF’s objective. As a consequence, if an ETF is performing as designed, the return of the index or benchmark will dictate the return for that ETF. Each ETF pursues its investment objective regardless of market conditions and does not take defensive positions.

Each ETF has a clearly articulated goal which requires the ETF to seek economic exposure in excess of its net assets. To meet its objectives, each ETF invests in some combination of financial instruments so it generates economic exposure consistent with the ETF’s investment objective. These financial instruments include derivatives. Each ETF invests significantly in derivatives, including swap agreements. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of an ETF.

The ETFs may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the ETFs and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the ETFs to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Because each ETF seeks daily investment results of its relevant benchmark, a comparison of the return of the ETF to the relevant benchmark tells you little about whether an ETF has met its investment objective. To determine if the ETFs have met their daily investment goals, Direxion maintains models which indicate the expected performance of each ETF in light of the path of the relevant benchmark (the “Index”). The models and a description of how they work are available on the Direxion Shares website (www.direxioninvestments.com) under Tools/Tracking Center. The models do not take into account the size of an ETF, the ETF’s expense ratio or any transaction or trading fees associated with creating or maintaining an ETF’s portfolio.

Factors Affecting Direxion Shares Performance:

—

Benchmark Performance – The daily performance of each ETF’s benchmark index, and the factors and market conditions implicitly affecting that index, are the primary factors driving ETF performance. Given the daily goals, the series of daily index returns are most important. The market conditions that affected the benchmark indexes during the past year are described below.

—

Leverage – Each ETF seeks daily investment results (before fees and expenses) of either 300% (for the Bull ETFs) or -300% (for the Bear ETFs) of the performance of its respective underlying index. The use of leverage magnifies an ETF’s gains or losses and increases the investment’s risk and volatility. The Bear ETFs seek to achieve inverse magnified correlation to their respective underlying indexes.

—

Volatility and Compounding – The goal of leveraged ETFs is to provide a multiple of the daily returns of an underlying index. Over periods longer than a single day, an ETF should not be expected to provide its respective multiple of the return of the underlying index. Due to the effects of compounding, a universal mathematical concept that applies to all investments, returns of the ETFs over longer periods are greater or less than the ETF’s daily stated goal. Periods of high volatility that lack a clear trend hurt an ETF’s performance while trending, low volatility markets enhance an ETF’s performance.

DIREXION SEMI-ANNUAL REPORT	5

—

Cost of Financing – In order to attain leveraged exposure, a Bull ETF incurs a cost of LIBOR plus a spread and a Bear ETF receives LIBOR minus a spread as applied to the borrowed portion of the ETF’s exposure. Because LIBOR is very low, financing costs create only a small drag on a Bull ETF’s performance while a Bear ETF receives a negligible amount, or in the case of hard-to-borrow shares, might pay to finance its short position.

—

Optimized Baskets – Each Bull ETF holds a basket of equities designed to provide returns that track its underlying index. In order to decrease transaction costs, certain Bull ETFs hold only a representative sample, or optimized basket, that tracks closely over time but deviates from its underlying index in the short-term.

—

Equity Dividends and Bond Interest – Equity Bull ETFs are positively impacted by equity and index dividends as the ETFs receive those payments. Equity Bear ETFs are negatively impacted as they are obligated to pay the dividends. Treasury Bull ETFs receive interest, accrued on a daily basis, to account for the Treasury’s semi-annual coupon payments while the Treasury Bear ETFs pay interest, accrued on a daily basis.

—

Fees, Expenses, and Transaction Costs – Fees and expenses are listed in each ETF’s prospectus and may be larger than many traditional index ETFs’ fees which cause a greater negative impact on ETF performance. Transactions costs are not included in the expense ratio of the ETFs. Transaction costs can be higher due to the ETF’s use of leverage, frequent creation and redemption activity, or trading securities that are comparatively less liquid.

Direxion Shares Performance Review:

The Direxion Daily S&P 500® Bull 3X Shares and the Direxion Daily S&P 500® 3X Shares seek to provide 300% and -300% of the daily return of the S&P 500® Index, respectively. The S&P 500® Index is a capitalization-weighted index composed of 500 domestic common stocks. Standard & Poor’s® selects the 500 stocks comprising the Index on the basis of market values and industry diversification. Most of the stocks in the Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange. The companies included in the index have an average market capitalization of more than $35.43 billion dollars and a median market capitalization of $17.07 billion dollars as of March 31, 2014. For the Semi-Annual Period, the S&P 500® Index returned 8.35%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily S&P 500® Bull 3X Shares returned 23.36% and Direxion Daily S&P 500® Bear 3X Shares returned –24.86%. The model indicated an expected return of 24.87% for the Direxion Daily S&P 500® Bull 3X Shares and an expected return of -24.27% for the Direxion Daily S&P 500® Bear 3X Shares.

The Direxion Daily Mid Cap Bull 3X Shares and the Direxion Daily Mid Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P Mid Cap 400® Index, respectively. The S&P Mid Cap® 400 Index measures the performance of the mid-cap segment of the U.S. equity universe. The Index is a capitalization-weighted index composed of 400 domestic common stocks. Standard & Poor’s® selects the 400 stocks comprising the Index on the basis of market values and industry diversification. The Index represents approximately 7% of the U.S. equities market. The companies included in the index have an average market capitalization of more than $4.11 billion dollars and a median market capitalization of $3.78 billion dollars as of March 31, 2014. For the Semi-Annual Period, the S&P Mid Cap 400® Index returned 5.93%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Mid Cap Bull 3X Shares returned 14.34% and the Direxion Daily Mid Cap Bear 3X Shares returned -21.01%. The model indicated an expected return of 15.63% for the Direxion Daily Mid Cap Bull 3X Shares and an expected return of -20.34% for the Direxion Daily Mid Cap Bear 3X Shares.

The Direxion Daily Small Cap Bull 3X Shares and the Direxion Daily Small Cap Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 2000® Index, respectively. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and is comprised of the smallest 2000 companies in the Russell 3000® Index, representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The companies

6	DIREXION SEMI-ANNUAL REPORT

included in the index have an average market capitalization of more than $1.04 billion dollars and a median market capitalization of $735.97 million dollars as of March 31, 2014. For the Semi-Annual Period, the Russell 2000® Index returned 3.09%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Small Cap Bull 3X Shares returned 4.64% and the Direxion Daily Small Cap Bear 3X Shares returned -17.16%. The model indicated an expected return of 5.35% for the Direxion Daily Small Cap Bull 3X Shares and an expected return of -15.42% for the Direxion Daily Small Cap Bear 3X Shares.

The Direxion Daily Brazil Bull 3X Shares and the Direxion Daily Brazil Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Brazil 25/50 Index, respectively. The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid cap segments of the Brazil equity market, covering approximately 85% of the free float-adjusted market capitalization in Brazil. The companies included in the index have an average market capitalization of more than $14.75 billion dollars and a median market capitalization of $4.86 billion dollars as of December 31, 2013. Additionally, as of December 31, 2013, the Index is concentrated in the financial sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of Brazil’s economy. For the Semi-Annual Period, the MSCI Brazil 25/50 Index returned -4.97%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Brazil Bull 3X Shares returned -22.41% and the Direxion Daily Brazil Bear 3X Shares returned -3.46%. The model indicated an expected return of -21.22% for the Direxion Daily Brazil Bull 3X Shares and an expected return of -1.92% for the Direxion Daily Brazil Bear 3X Shares.

From November 1, 2013 to December 11, 2013 the Direxion Daily China Bull 3X Shares and the Direxion Daily China Bear 3X Shares sought to provide 300% and -300% of the daily return of The Bank of New York Mellon China Select ADR Index®, respectively. The BNY Mellon China Select ADR Index® is a free float-adjusted modified capitalization weighted index designed by BNY Mellon that tracks the performance of depositary receipts in ADR form that are listed for trading on the NYSE, NYSE Amex and Nasdaq Stock Market (“NASDAQ”) of companies from China which meet certain criteria. For the stated Period, The Bank of New York Mellon China Select ADR Index® returned 0.96%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily China Bull 3X Shares returned 0.99% and the Direxion Daily China Bear 3X Shares returned -6.48%. The model indicated an expected return of 1.28% for the Direxion Daily China Bull 3X Shares and an expected return of -5.78% for the Direxion Daily China Bear 3X Shares.

From December 12, 2013 to April 30, 2014 the Direxion Daily FTSE China Bull 3X Shares and the Direxion Daily FTSE China Bear 3X Shares sought to provide 300% and -300% of the daily return of FTSE China 25 Index, respectively. The FTSE China 25 Index (TXINOUU) consists of 25 of the largest and most liquid companies available to international investors traded on the Hong Kong Stock Exchange. The Index is weighted based on the total market value of each company so that companies with higher total market values generally have a higher representation in the Index. For the stated Period, The Bank of New York Mellon China Select ADR Index® returned -8.92%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily China Bull 3X Shares returned -29.34% and the Direxion Daily China Bear 3X Shares returned 16.97%. The model indicated an expected return of -28.63% for the Direxion Daily China Bull 3X Shares and an expected return of 18.44% for the Direxion Daily China Bear 3X Shares.

The Direxion Daily Developed Markets Bull 3X Shares and the Direxion Daily Developed Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI EAFE® Index, respectively. The MSCI EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index consisted of 30 developed market country indices. The companies included in the index have an average market capitalization of more than $20.12 billion dollars and a median market capitalization of $9.33 billion dollars as of March 31, 2014. For the Semi-Annual Period, the MSCI EAFE® Index (Net) returned 4.59%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The

DIREXION SEMI-ANNUAL REPORT	7

Direxion Daily Developed Markets Bull 3X Shares returned 10.30% and the Direxion Daily Developed Markets Bear 3X Shares returned -17.45%. The model indicated an expected return of 11.62% for the Direxion Daily Developed Markets Bull 3X Shares and an expected return of -16.83% for the Direxion Daily Developed Markets Bear 3X Shares.

The Direxion Daily Emerging Markets Bull 3X Shares and the Direxion Daily Emerging Markets Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Emerging Markets IndexSM, respectively. The MSCI Emerging Markets IndexSM is a free float adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of March 31, 2014 the Index consisted of the following 25 emerging market country indices: Australia, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine and United States. For the Semi-Annual Period, the MSCI Emerging Market IndexSM (Net) returned -1.80%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Emerging Markets Bull 3X Shares returned -11.01% and the Direxion Daily Emerging Markets Bear 3X Shares returned -5.64%. The model indicated an expected return of -9.90% for the Direxion Daily Emerging Markets Bull 3X Shares and an expected return of -4.34% for the Direxion Daily Emerging Markets Bear 3X Shares.

The Direxion Daily FTSE Europe Bull 3X Shares and the Direxion Daily FTSE Europe Bear 3X Shares seek to provide 300% and -300% of the daily return of the FTSE Developed Europe Index, respectively. Direxion Daily FTSE Europe Bull 3X Shares and the Direxion Daily FTSE Europe Bear 3X Shares commenced operations on January 22, 2014. The FTSE Developed Europe Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of the large- and mid-cap segments of the developed markets in Europe. As of December 31, 2013, the Index consisted of the following 17 developed market countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. As of December 31, 2013, the Index has an average market capitalization of $17.88 billion and a median market capitalization of $7.14 billion and included companies with capitalizations between $344 million and $236.78 billion. For the period of January 22, 2014 to April 30, 2014, the FTSE Developed Europe Index returned 3.97%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily FTSE Europe Bull 3X Shares returned 9.40% and the Direxion Daily FTSE Europe Bear 3X Shares returned -15.20% since their commencement of operations. The model indicated an expected return of 10.15% for the Direxion Daily Brazil Bull 3X Shares and an expected return of -14.57% for the Direxion Daily Brazil Bear 3X Shares.

The Direxion Daily India Bull 3X Shares seeks to provide 300% of the daily return of the Indus India Index. The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The Index utilizes a proprietary measure called IndusCap, which takes into account restrictions on foreign ownership of Indian securities imposed by Indian regulators; and has thus been created specifically for use by funds managed on behalf of foreign investors (i.e. investors outside of India). The India Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The India Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets. For the Semi-Annual Period, the Indus India Index returned 8.46%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily India Bull 3X Shares returned 15.63%. The model indicated an expected return of 16.39% for the Direxion Daily India Bull 3X Shares.

The Direxion Daily Japan Bull 3X Shares and the Direxion Daily Japan Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Japan Index, respectively. The MSCI Japan Index is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. The MSCI Japan Total Return Index takes into account both price performance and income from dividend payments. For the stated period, the MSCI Japan Index returned -6.20%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer

8	DIREXION SEMI-ANNUAL REPORT

periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Japan Bull 3X Shares returned -21.57% and the Direxion Daily Japan Bear 3X Shares returned 11.12% for the stated period. The model indicated an expected return of -20.57% for the Direxion Daily Japan Bull 3X Shares and an expected return of 12.22% for the Direxion Daily Japan Bear 3X Shares.

The Direxion Daily Latin America Bull 3X Shares seek to provide 300% of the daily return of the S&P® Latin America 40 Index. The S&P Latin America 40 Index is an equity index drawn from four major Latin American markets: Brazil, Mexico, Chile, and Peru. It is designed for investors seeking broad market exposure through an index that is efficient to replicate. The index constituents are leading, large, liquid, blue chip companies from the Latin American markets, and capturing 70% of their total market capitalization. The index constituents are leading, large, liquid companies from the Latin American markets with an average market capitalization of $26.27 billion and a median market capitalization of $14.02 billion as of March 31, 2014. For the Semi-Annual Period, the S&P® Latin America 40 Index returned -3.14%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Latin America Bull 3X Shares returned -15.76%. The model indicated an expected return of -13.86% for the Direxion Daily Latin America Bull 3X Shares.

The Direxion Daily Russia Bull 3X Shares and the Direxion Daily Russia Bear 3X Shares seek to provide 300% and -300% of the daily return of the Market Vectors Russia Index, respectively. The Market Vectors Russia Index is a rules-based, modified capitalization weighted, float adjusted index, intended to represent the overall performance of publicly-traded companies that are domiciled and primarily listed on an exchange in Russia or that generate at least 50% of their revenues in Russia. In exceptional cases, companies with less than 50% of their revenues derived from Russia may be eligible for inclusion in the index. Components of the index must have a market capitalization of greater than $150 million on a rebalancing date to be eligible for the index. Stocks whose market capitalizations fall below $75 million as of any rebalancing date will no longer be eligible for the Index. Stocks must have a three-month average daily trading volume value of at least $1 million to be eligible for the index and issuers of such stocks must have traded at least 250,000 shares each month over the previous six months. For the Semi-Annual Period, the Market Vectors Russia Index returned -20.11%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Russia Bull 3X Shares returned -55.73% and the Direxion Daily Russia Bear 3X Shares returned 45.88%. The model indicated an expected return of -55.33% for the Direxion Daily Russia Bull 3X Shares and an expected return of 50.41% for the Direxion Daily Russia Bear 3X Shares.

The Direxion Daily South Korea Bull 3X Shares and the Direxion Daily South Korea Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI Korea 25/50 Index, respectively. The MSCI Korea 25/50 Index is designed to measure the performance of the large and mid cap segments of the South Korea equity market, covering approximately 85% of the free float-adjusted market capitalization in South Korea. The companies included in the index have an average market capitalization of more than $9.00 billion dollars and a median market capitalization of $4.63 billion dollars as of December 31, 2013. Additionally, as of December 31, 2013, the Index is concentrated in the information technology sector, but this concentration may change in the future based on the Index’s methodology and the varying nature of South Korea’s economy. For the Semi-Annual Period, the MSCI Korea 25/50 Index returned -0.73%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily South Korea Bull 3X Shares returned -7.94% and the Direxion Daily South Korea Bear 3X Shares returned -8.14%. The model indicated an expected return of -6.50% for the Direxion Daily South Korea Bull 3X Shares and an expected return of -6.53% for the Direxion Daily South Korea Bear 3X Shares.

The Direxion Daily Basic Materials Bull 3X Shares seeks to provide 300% of the daily return of the S&P® Materials Select Sector Index. The S&P® Materials Select Sector Index includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the S&P® Materials Select Sector Index, divide the companies that make up the S&P 500® Index. One cannot invest directly in an index. For the Semi-Annual Period, the

DIREXION SEMI-ANNUAL REPORT	9

S&P® Materials Select Sector Index returned 10.16%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Basic Materials Bull 3X Shares returned 28.75%. The model indicated an expected return of 30.25% for the Direxion Daily Basic Materials Bull 3X Shares.

The Direxion Daily Gold Miners Bull 3X Shares and the Direxion Daily Gold Miners Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE Arca Gold Miners Index, respectively. The NYSE Arca Gold Miners Index is comprised of publicly traded companies that operate globally in both developed and emerging markets, and are involved primarily in the mining for gold and silver. The companies included in the index have an average market capitalization of more than $3.98 billion dollars and a median market capitalization of $1.81 billion dollars as of March 31, 2014. For the Semi-Annual Period, the NYSE Arca Gold Miners Index returned -3.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Gold Miners Bull 3X Shares returned -24.67% and the Direxion Daily Gold Miners Bear 3X Shares returned -23.28%. The model indicated an expected return of -23.68% for the Direxion Daily Gold Miners Bull 3X Shares and an expected return of -22.43% for the Direxion Daily Gold Miners Bear 3X Shares.

The Direxion Daily Healthcare Bull 3X Shares seeks to provide 300% of the daily return of the S&P® Health Care Select Sector Index. The S&P® Health Care Select Sector Index includes companies from the following industries: pharmaceuticals; health care providers & services; health care equipment & supplies; biotechnology; life sciences tools & services; and health care technology. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P® 500 Index. Nine Select Sector Indexes, including the Health Care Select Sector Index, divide the companies that make up the S&P® 500 Index. For the Semi-Annual Period, the Health Care Select Sector Index returned 11.20%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Healthcare Bull 3X Shares returned 31.43%. The model indicated an expected return of 33.57% for the Direxion Daily Healthcare Bull 3X Shares.

The Direxion Daily Junior Gold Miners Index Bull 3X Shares and the Direxion Daily Junior Gold Miners Index Bear 3X Shares seek to provide 300% and -300% of the daily return of the Market VectorsTM Junior Gold Miners Index, respectively. The Market VectorsTM Junior Gold Miners index is a MCap-weighted total return Index. It covers the largest & most liquid small-cap companies that derive 50%+ from Gold or Silver mining or have properties to do so. Companies must have $1m ADTV, $250k shares/mth and $150+ m market cap. The cap weight is limited to a maximum of 8% per company; the index is reviewed quarterly. As of March 31, 2014 the Average Market Cap of the index was $350.60 million and the Median Market Cap was $280.03 million. For the Semi-Annual period, the Market VectorsTM Junior Gold Miners Index returned -2.93%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Junior Gold Miners Index Bull 3X Shares returned -36.50% and the Direxion Daily Junior Gold Miners Index Bear 3X Shares returned -46.83%. The model indicated an expected return of -35.60% for the Direxion Daily Junior Gold Miners Index Bull 3X Shares and an expected return of -45.78% for the Direxion Daily Junior Gold Miners Index Bear 3X Shares.

The Direxion Daily Natural Gas Related Bull 3X Shares and the Direxion Daily Natural Gas Related Bear 3X Shares seek to provide 300% and -300% of the daily return of the ISE-Revere Natural Gas IndexTM, respectively. The ISE-REVERE Natural Gas Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long term trends in the Natural Gas industry. The securities selected for the index derive a substantial portion of their revenues from the exploration and production of natural gas. Eligible candidates are also screened by stock performance variables (such as P/E and ROE) as well as statistical factors. This is done to optimize the performance of the index and to ensure that the index has significant correlation to the price of natural gas. The Index uses an equal-weighted methodology due to the diversity in market capitalization size among the component stocks. For this Semi-Annual Period, the ISE-Revere Natural Gas IndexTM returned 16.01%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Natural Gas Related Bull 3X Shares

10	DIREXION SEMI-ANNUAL REPORT

returned 45.63% and the Direxion Daily Natural Gas Related Bear 3X Shares returned -44.34%. The model indicated an expected return of 46.69% for the Direxion Daily Natural Gas Related Bull 3X Shares and an expected return of -43.49% for the Direxion Daily Natural Gas Related Bear 3X Shares.

The Direxion Daily Retail Bull 3X Shares seeks to provide 300% of the daily return of the Russell 1000® Retail Index. The Russell 1000® Retail Index is an index comprised of companies that sell to consumers those discretionary products supplied by manufacturers. These companies include specialty retailers as well as diversified retailers such as department stores, discount stores, and superstores. The Retail Index does not include retailers selling consumer staples, such as supermarkets, drugstores, and liquor stores. For the Semi-Annual Period, the Russell 1000® Retail Index returned -3.08%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Retail Bull 3X Shares returned -12.16%. The model indicated an expected return of -11.25% for the Direxion Daily Retail Bull 3X Shares.

The Direxion Daily Semiconductor Bull 3X Shares and the Direxion Daily Semiconductor Bear 3X Shares seek to provide 300% and -300% of the daily return of the PHLX Semiconductor Sector Index, respectively. The Semiconductor Index measures the performance of the semiconductor sub-sector of the U.S. equity market. Component companies are engaged in the design, distribution, manufacture and sale of semiconductors. As of March 31, 2014, the Semiconductor Index included companies with a median market capitalization of $11.51 billion. The average capitalization of the companies comprising the Semiconductor Index was approximately $25.08 billion. For the Semi-Annual Period, the PHLX Semiconductor Index returned 14.55%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Semiconductor Bull 3X Shares returned 43.27% and the Direxion Daily Semiconductor Bear 3X Shares returned -39.07%. The model indicated an expected return of 44.44% for the Direxion Daily Semiconductor Bull 3X Shares and an expected return of -38.47% for the Direxion Daily Semiconductor Bear 3X Shares.

The Direxion Daily Energy Bull 3X Shares and the Direxion Daily Energy Bear 3X Shares seek to provide 300% and -300% of the daily return of the Energy Select Sector Index, respectively. The Energy Select Sector Index is provided by Standard & Poor’s and includes domestic companies from the following industries: oil, gas & consumable fuels; and energy equipment & services. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Energy Select Sector Index, divide the companies that make up the S&P 500® Index. For the Semi-Annual Period, the Energy Select Sector Index returned 9.76%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Energy Bull 3X Shares returned 27.60% and the Direxion Daily Energy Bear 3X Shares returned -28.61%. The model indicated an expected return of 29.05% for the Direxion Daily Energy Bull 3X Shares and an expected return of -28.02% for the Direxion Daily Energy Bear 3X Shares.

The Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares seek to provide 300% and -300% of the daily return of the Russell 1000® Financial Services Index, respectively. The Russell 1000® Financial Services Index is a subset of the Russell 1000 Index that measures the performance of the securities classified in the financial services sector of the large cap U.S. equity market. As of March 31, 2014, the Index had an average market capitalization of over $17.11 billion dollars and a median market capitalization of $5.84 billion dollars. For the Semi-Annual Period, the Russell 1000® Financial Services Index returned 7.11%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Financial Bull 3X Shares returned 18.45% and the Direxion Daily Financial Bear 3X Shares returned -23.57%. The model indicated an expected return of 19.88% for the Direxion Daily Financial Bull 3X Shares and an expected return of -22.54% for the Direxion Daily Financial Bear 3X Shares.

The Direxion Daily Real Estate Bull 3X Shares and the Direxion Daily Real Estate Bear 3X Shares seek to provide 300% and -300% of the daily return of the MSCI U.S. REIT IndexSM, respectively. The Real Estate Index is a free float market capitalization weighted index that is comprised of Equity REIT securities that belong to the MSCI U.S. Investable Market

DIREXION SEMI-ANNUAL REPORT	11

2500 Index. The MSCI U.S. REIT IndexSM includes only REIT securities that are of reasonable size in terms of full and free float adjusted market capitalization to ensure that the performance of the Equity REIT universe can be captured and replicated in actual institutional and retail portfolios of different sizes. For the Semi-Annual Period, the MSCI U.S. REIT IndexSM returned 8.03%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Real Estate Bull 3X Shares returned 22.06% and the Direxion Daily Real Estate Bear 3X Shares returned -25.13%. The model indicated an expected return of 23.48% for the Direxion Daily Real Estate Bull 3X Shares and an expected return of -23.85% for the Direxion Daily Real Estate Bear 3X Shares.

The Direxion Daily Technology Bull 3X Shares and the Direxion Daily Technology Bear 3X Shares seek to provide 300% and -300% of the daily return of the S&P® Technology Select Sector Index, respectively. The S&P® Technology Select Sector Index is provided by Standard & Poor’s and includes domestic companies from the following industries: computers & peripherals; software; diversified telecommunications services; communications equipment; semiconductors & semiconductor equipment; internet software & services; IT services; electronic equipment, instruments & components; wireless telecommunication services; and office electronics. The companies included in each Select Sector Index are selected on the basis of general industry classification from a universe of companies defined by the S&P 500® Index. Nine Select Sector Indexes, including the Technology Select Sector Index, divide the companies that make up the S&P 500® Index. For the Semi-Annual Period, the S&P® Technology Select Sector Index returned 9.58%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily Technology Bull 3X Shares returned 26.83% and the Direxion Daily Technology Bear 3X Shares returned -28.17%. The model indicated an expected return of 28.52% for the Direxion Daily Technology Bull 3X Shares and an expected return of -27.50% for the Direxion Daily Technology Bear 3X Shares.

The Direxion Daily 7-10 Year Treasury Bull 3X Shares and the Direxion Daily 7-10 Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE 7-10 Year Treasury Bond Index, respectively. The NYSE 7-10 Year Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the intermediate 7 to 10 year maturity range of the U.S. Treasury bond market. The index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 7-10 Year Treasury Bond Index returned 0.44%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily 7-10 Year Treasury Bull 3X Shares returned 0.29% and Direxion Daily 7-10 Year Treasury Bear 3X Shares returned -4.68%. The model indicated an expected return of 0.93% for the Direxion Daily 7-10 Year Treasury Bull 3X Shares and an expected return of -2.04% for the Direxion Daily 7-10 Year Treasury Bear 3X Shares.

The Direxion Daily 20+ Year Treasury Bull 3X Shares and the Direxion Daily 20+ Year Treasury Bear 3X Shares seek to provide 300% and -300% of the daily return of the NYSE 20 Year Plus Treasury Bond Index, respectively. The NYSE 20 Year Plus Treasury Bond Index is a multiple-security fixed income index that aims to track the total returns of the long-term 20 year and greater maturity range of the U.S. Treasury bond market. The NYSE 20 Year Plus Treasury Bond Index constituent bonds are weighted by their relative amounts outstanding. For the Semi-Annual Period, the NYSE 20 Year Plus Treasury Bond Index returned 4.72%. Given the daily investment objectives of the ETFs and the path dependency of returns for longer periods, the Semi-Annual return of the index alone should not generate expectations of Semi-Annual performance of the ETFs. The Direxion Daily 20+ Year Treasury Bull 3X Shares returned 13.01% and the Direxion Daily 20+ Year Treasury Bear 3X Shares returned -17.78%. The model indicated an expected return of 12.98% for the Direxion Daily 20+ Year Treasury Bull 3X Shares and an expected return of -15.66% for the Direxion Daily 20+ Year Treasury Bear 3X Shares.

12	DIREXION SEMI-ANNUAL REPORT

As always, we thank you for using the Direxion Shares and we look forward to our mutual success.

Best Regards,

Eric Falkeis	Patrick Rudnick
Chief Operating Officer	Principal Financial Officer

Past performance is not indicative of future results. One cannot invest directly in an index. Recent growth rate in the stock market has helped to produce short-term returns that are not typical, and may not continue in the future. Carefully consider the investment objectives, risks, and charges and expenses of the ETFs before investing. This and other information can be found in the ETFs’ statutory and summary prospectus. To obtain a prospectus, please visit www.direxioninvestments.com or call 1-866-476-7523.

There is no guarantee the ETFs will achieve their intended objective. Investing in the ETFs may be more volatile than investing in broadly diversified ETFs. The use of leverage by an ETF means the ETFs are riskier than alternatives which do not use leverage.

Short-term performance, in particular, is not a good indication of the ETF’s future performance, and an investment should not be made based solely on returns. Because of ongoing market volatility, ETF performance may be subject to substantial short-term changes. For additional information, see the ETF’s prospectus.

The ETFs are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the ETFs should (a) understand the consequences of seeking daily investment results, (b) understand the risk of shorting, and (c) intend to actively monitor and manage their investments.

ADR (American Depository Receipt) is a negotiable certificate issued by a U.S. bank representing a specified number of shares (or one share) in a foreign stock that is traded on a U.S. exchange. GDR (Global Depository Receipt) is a bank certificate issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. LIBOR (London Interbank Offered Rate) is the average interest rate estimated by leading banks in London that they would be charged if borrowing from other banks. REIT (Real Estate Investment Trust).

An investment in the ETFs involves risk, including the possible loss of principal. The ETFs are non-diversified and include risks associated with concentration risk that results from the ETFs’ investments in a particular industry or sector which can increase volatility. The use of derivatives such as futures contracts, forward contracts, options and swaps are subject to market risks that may cause their price to fluctuate over time. The ETF does not attempt to, and should not be expected to; provide returns which are a multiple of the return of the Index for periods other than a single day. For other risks including correlation, leverage, compounding, market volatility and specific risks regarding each sector, please read the prospectus.

The views of this letter were those of the Adviser as of April 30, 2014 and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to help shareholders in understanding the ETFs’ present investment methodology and do not constitute investment advice.

Distributed by: Foreside Fund Services, LLC

Date of First Use: June 27, 2014

DIREXION SEMI-ANNUAL REPORT	13

Expense Example

April 30, 2014 (Unaudited)

As a shareholder of the Direxion Shares ETF Trust, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exhange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (November 1, 2013 to April 30, 2014).

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period November 1, 2013 to April 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio[1]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period[2]
Direxion Daily S&P 500® Bull 3X Shares
Based on actual fund return	0.97%	$1,000.00	$1,233.60	$5.37
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily S&P 500® Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	751.40	4.13
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Mid Cap Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,143.40	5.21
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Mid Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	789.90	4.22
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Small Cap Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	1,046.40	4.97
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Small Cap Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	828.40	4.31
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

14	DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2014 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period[2]
Direxion Daily Brazil Bull 3X Shares
Based on actual fund return	0.96%	$1,000.00	$775.90	$4.23
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Brazil Bear 3X Shares
Based on actual fund return	1.18%	1,000.00	965.40	5.75
Based on hypothetical 5% return	1.18%	1,000.00	1,018.94	5.91
Direxion Daily Developed Markets Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,103.00	5.06
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Developed Markets Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	825.50	4.35
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Emerging Markets Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	889.90	4.45
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Emerging Markets Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	943.60	4.58
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily FTSE China Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	713.90	4.08
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily FTSE China Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,093.70	4.98
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily FTSE Europe Bull 3X Shares[3]
Based on actual fund return	0.95%	1,000.00	1,094.00	2.70
Based on hypothetical 5% return	0.95%	1,000.00	1,022.22	2.61
Direxion Daily FTSE Europe Bear 3X Shares[3]
Based on actual fund return	0.95%	1,000.00	848.00	2.38
Based on hypothetical 5% return	0.95%	1,000.00	1,022.22	2.61
Direxion Daily India Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,156.30	5.19
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Japan Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	784.30	4.25
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Japan Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	1,111.20	5.03
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Latin America Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	842.40	4.34
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Russia Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	442.70	3.43
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Russia Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	1,458.80	5.79
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily South Korea Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	920.60	4.62
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily South Korea Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	918.60	4.52
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76

DIREXION SEMI-ANNUAL REPORT	15

Expense Example

April 30, 2014 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period[2]
Direxion Daily Basic Materials Bull 3X Shares
Based on actual fund return	0.95%	$1,000.00	$1,287.50	$5.39
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Gold Miners Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	753.30	4.17
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Gold Miners Bear 3X Shares
Based on actual fund return	0.98%	1,000.00	767.20	4.29
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Healthcare Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,314.30	5.57
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86
Direxion Daily Junior Gold Miners Index Bull 3X Shares
Based on actual fund return	0.96%	1,000.00	635.00	3.89
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Junior Gold Miners Index Bear 3X Shares
Based on actual fund return	0.96%	1,000.00	531.70	3.65
Based on hypothetical 5% return	0.96%	1,000.00	1,020.03	4.81
Direxion Daily Natural Gas Related Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,456.30	6.03
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Natural Gas Related Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	556.60	3.67
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Retail Bull 3X Shares
Based on actual fund return	0.98%	1,000.00	878.40	4.56
Based on hypothetical 5% return	0.98%	1,000.00	1,019.93	4.91
Direxion Daily Semiconductor Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	1,432.70	6.09
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Semiconductor Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	609.30	3.79
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Energy Bull 3X Shares
Based on actual fund return	1.01%	1,000.00	1,276.00	5.70
Based on hypothetical 5% return	1.01%	1,000.00	1,019.79	5.06
Direxion Daily Energy Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	713.90	4.04
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Financial Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,184.50	5.36
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Financial Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	764.30	4.16
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Real Estate Bull 3X Shares
Based on actual fund return	0.99%	1,000.00	1,220.60	5.45
Based on hypothetical 5% return	0.99%	1,000.00	1,019.89	4.96
Direxion Daily Real Estate Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	748.70	4.12
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily Technology Bull 3X Shares
Based on actual fund return	0.97%	1,000.00	1,268.30	5.46
Based on hypothetical 5% return	0.97%	1,000.00	1,019.98	4.86

16	DIREXION SEMI-ANNUAL REPORT

Expense Example

April 30, 2014 (Unaudited)

	Expense Ratio[1]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period[2]
Direxion Daily Technology Bear 3X Shares
Based on actual fund return	0.95%	$1,000.00	$718.30	$4.05
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1,002.90	4.72
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Based on actual fund return	0.95%	1,000.00	953.20	4.60
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 20+ Year Treasury Bull 3X Shares
Based on actual fund return	0.95%	1,000.00	1130.10	5.02
Based on hypothetical 5% return	0.95%	1,000.00	1,020.08	4.76
Direxion Daily 20+ Year Treasury Bear 3X Shares
Based on actual fund return	0.91%	1,000.00	822.20	4.11
Based on hypothetical 5% return	0.91%	1,000.00	1,020.28	4.56

[1]	Annualized.
[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period of November 1, 2013 to April 30, 2014, then divided by 365.

[3]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value during the period from January 22, 2014 (commencement of operations) to April 30, 2014, multiplied by the number of days since commencement of operations, then divided by 365.

DIREXION SEMI-ANNUAL REPORT	17

Allocation of Portfolio Holdings

April 30, 2014 (Unaudited)

	Cash*	Common Stocks	Investment Companies	Swaps	Total
Direxion Daily S&P 500 Bull 3X Shares	69%	—	2%	29%	100%
Direxion Daily S&P 500 Bear 3X Shares	128%	—	—	(28)%	100%
Direxion Daily Mid Cap Bull 3X Shares	64%	—	0%**	36%	100%
Direxion Daily Mid Cap Bear 3X Shares	113%	—	—	(13)%	100%
Direxion Daily Small Cap Bull 3X Shares	74%	—	4%	22%	100%
Direxion Daily Small Cap Bear 3X Shares	106%	—	—	(6)%	100%
Direxion Daily Brazil Bull 3X Shares	56%	—	9%	35%	100%
Direxion Daily Brazil Bear 3X Shares	85%	—	—	15%	100%
Direxion Daily FTSE China Bull 3X Shares	103%	—	11%	(14)%	100%
Direxion Daily FTSE China Bear 3X Shares	92%	—	—	8%	100%
Direxion Daily FTSE Europe Bull 3X Shares	45%	—	48%	7%	100%
Direxion Daily FTSE Europe Bear 3X Shares	110%	—	—	(10)%	100%
Direxion Daily Developed Markets Bull 3X Shares	68%	—	8%	24%	100%
Direxion Daily Developed Markets Bear 3X Shares	123%	—	—	(23)%	100%
Direxion Daily Emerging Markets Bull 3X Shares	83%	—	6%	11%	100%
Direxion Daily Emerging Markets Bear 3X Shares	108%	—	—	(8)%	100%
Direxion Daily India Bull 3X Shares	56%	—	11%	33%	100%
Direxion Daily Japan Bull 3X Shares	77%	—	35%	(12)%	100%
Direxion Daily Japan Bear 3X Shares	103%	—	—	(3)%	100%
Direxion Daily Latin America Bull 3X Shares	61%	—	21%	18%	100%
Direxion Daily Russia Bull 3X Shares	60%	—	43%	(3)%	100%
Direxion Daily Russia Bear 3X Shares	97%	—	—	3%	100%
Direxion Daily South Korea Bull 3X Shares	56%	—	20%	24%	100%
Direxion Daily South Korea Bear 3X Shares	107%	—	—	(7)%	100%
Direxion Daily Basic Materials Bull 3X Shares	7%	—	47%	46%	100%
Direxion Daily Gold Miners Bull 3X Shares	65%	—	22%	13%	100%
Direxion Daily Gold Miners Bear 3X Shares	80%	—	—	20%	100%
Direxion Daily Healthcare Bull 3X Shares	44%	—	35%	21%	100%
Direxion Daily Junior Gold Miners Index Bull 3X Shares	94%	—	30%	(24)%	100%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	75%	—	—	25%	100%
Direxion Daily Natural Gas Related Bull 3X Shares	24%	4%	—	72%	100%
Direxion Daily Natural Gas Related Bear 3X Shares	142%	—	—	(42)%	100%
Direxion Daily Retail Bull 3X Shares	40%	8%	—	52%	100%
Direxion Daily Semiconductor Bull 3X Shares	3%	28%	—	69%	100%
Direxion Daily Semiconductor Bear 3X Shares	138%	—	—	(38)%	100%
Direxion Daily Energy Bull 3X Shares	2%	—	1%	97%	100%
Direxion Daily Energy Bear 3X Shares	127%	—	—	(27)%	100%
Direxion Daily Financial Bull 3X Shares	41%	13%	—	46%	100%
Direxion Daily Financial Bear 3X Shares	113%	—	—	(13)%	100%
Direxion Daily Real Estate Bull 3X Shares	18%	—	3%	79%	100%
Direxion Daily Real Estate Bear 3X Shares	120%	—	—	(20)%	100%
Direxion Daily Technology Bull 3X Shares	65%	—	5%	30%	100%
Direxion Daily Technology Bear 3X Shares	137%	—	—	(37)%	100%
Direxion Daily 7-10 Year Treasury Bull 3X Shares	98%	—	—	2%	100%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	101%	—	—	(1)%	100%
Direxion Daily 20+ Year Treasury Bull 3X Shares	91%	—	—	9%	100%
Direxion Daily 20+ Year Treasury Bear 3X Shares	106%	—	—	(6)%	100%

Allocation of Portfolio Holdings reflects percentages of net assets.

*	Cash, cash equivalents and other assets less liabilities.
**	Less than 0.05%.

18	DIREXION SEMI-ANNUAL REPORT

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 2.2%
38,246	SPDR S&P 500 ETF Trust	$7,206,694

	TOTAL INVESTMENT COMPANIES (Cost $7,168,266)	$7,206,694

SHORT TERM INVESTMENTS - 58.8%
Money Market Funds - 58.8%
134,884,147	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$134,884,147
29,200,676	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	29,200,676
29,402,227	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	29,402,227

	TOTAL SHORT TERM INVESTMENTS (Cost $193,487,050)	$193,487,050

	TOTAL INVESTMENTS (Cost $200,655,316) - 61.0% (b)	$200,693,744
	Other Assets in Excess of Liabilities - 39.0%	128,499,477

	TOTAL NET ASSETS - 100.0%	$329,193,221

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $193,487,051.

Direxion Daily S&P 500® Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	152,811	$242,082,108	(0.452)%	5/19/2014	$50,229,874
BNP Paribas	S&P 500® Index	24,481	34,241,576	(0.402)%	6/19/2014	12,882,129
BNP Paribas	S&P 500® Index	6,310	8,919,715	(0.402)%	7/17/2014	3,213,506
BNP Paribas	S&P 500® Index	11,250	17,058,299	(0.402)%	9/18/2014	4,507,053
BNP Paribas	S&P 500® Index	24,580	38,210,612	(0.402)%	11/20/2014	8,866,751
Morgan Stanley Capital Services	S&P 500® Index	71,759	132,969,286	(0.552)%	1/21/2015	2,266,002
Citibank N.A.	S&P 500® Index	60,812	112,314,230	(0.452)%	1/29/2015	2,519,822
Bank of America Merrill Lynch	S&P 500® Index	64,259	116,807,138	(0.402)%	7/29/2015	4,567,703
BNP Paribas	S&P 500® Index	12,922	23,884,766	(0.402)%	8/20/2015	563,381
Deutsche Bank AG London	S&P 500® Index	91,197	165,996,171	(0.502)%	5/10/2016	6,568,920

			$892,483,901			$96,185,141

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 88.8%
Money Market Funds - 88.8%
122,939,866	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$122,939,866
22,745,740	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	22,745,740
19,235,280	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	19,235,280

	TOTAL SHORT TERM INVESTMENTS (Cost $164,920,886)	$164,920,886

	TOTAL INVESTMENTS (Cost $164,920,886) - 88.8% (b)	$164,920,886
	Other Assets in Excess of Liabilities - 11.2% (c)	20,775,263

	TOTAL NET ASSETS - 100.0%	$185,696,149

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $164,920,886.

(c)	Includes $390,000 cash segregated as collateral for swap contracts at April 30, 2014.

Direxion Daily S&P 500® Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	S&P 500® Index	4,690	$6,523,931	(0.098)%	6/19/2014	$(2,553,126)
Deutsche Bank AG London	S&P 500® Index	45,820	84,204,614	(0.198)%	6/30/2014	(2,283,516)
BNP Paribas	S&P 500® Index	6,220	8,792,468	(0.098)%	7/17/2014	(3,228,759)
BNP Paribas	S&P 500® Index	8,020	12,346,646	(0.098)%	9/18/2014	(3,099,247)
BNP Paribas	S&P 500® Index	31,480	49,218,567	(0.098)%	11/20/2014	(11,318,816)
Morgan Stanley Capital Services	S&P 500® Index	43,630	80,286,727	0.152%	11/24/2014	(1,934,234)
BNP Paribas	S&P 500® Index	750	1,236,952	(0.098)%	12/18/2014	(201,704)
Citibank N.A.	S&P 500® Index	38,170	70,318,723	(0.198)%	1/29/2015	(1,839,645)
Credit Suisse International	S&P 500® Index	67,455	108,232,506	(0.198)%	5/1/2015	(21,268,293)
Bank of America Merrill Lynch	S&P 500® Index	43,467	78,481,835	(0.248)%	7/29/2015	(3,758,812)
BNP Paribas	S&P 500® Index	6,000	11,143,491	(0.098)%	11/19/2015	(174,854)

			$510,786,460			$(51,661,006)

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 0.3%
776	SPDR S&P MidCap 400® ETF Trust	$191,455

	TOTAL INVESTMENT COMPANIES (Cost $190,934)	$191,455

SHORT TERM INVESTMENTS - 57.5%
Money Market Funds - 57.5%
22,896,901	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$22,896,901
14,307,243	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	14,307,243

	TOTAL SHORT TERM INVESTMENTS (Cost $37,204,144)	$37,204,144

	TOTAL INVESTMENTS (Cost $37,395,078) - 57.8% (b)	$37,395,599
	Other Assets in Excess of Liabilities - 42.2%	27,319,610

	TOTAL NET ASSETS - 100.0%	$64,715,209

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,204,144.

Direxion Daily Mid Cap Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	45,532	$42,186,725	(0.302)%	12/11/2014	$20,697,014
Morgan Stanley Capital Services	S&P MidCap 400® Index	49,727	65,735,069	(0.402)%	1/21/2015	1,816,192
BNP Paribas	S&P MidCap 400® Index	20,000	25,921,233	(0.402)%	5/21/2015	1,340,346
Deutsche Bank AG London	S&P MidCap 400® Index	27,782	38,342,389	(0.402)%	7/24/2018	(655,215)

			$172,185,416			$23,198,337

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Daily Mid Cap Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 76.2%
Money Market Funds - 76.2%
3,412,106	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,412,106
3,053,502	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,053,502

	TOTAL SHORT TERM INVESTMENTS (Cost $6,465,608)	$6,465,608

	TOTAL INVESTMENTS (Cost $6,465,608) -76.2% (b)	$6,465,608
	Other Assets in Excess of Liabilities - 23.8%	2,015,955

	TOTAL NET ASSETS - 100.0%	$8,481,563

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,465,608.

Direxion Daily Mid Cap Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	S&P MidCap 400® Index	8,542	$11,389,872	(0.048)%	1/30/2015	$(213,240)
Credit Suisse International	S&P MidCap 400® Index	7,126	8,848,799	(0.248)%	5/1/2015	(886,092)
Deutsche Bank AG London	S&P MidCap 400® Index	3,097	4,186,338	(0.098)%	7/24/2018	(15,706)

			$13,035,137			$(1,115,038)

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 3.3%
334,698	iShares Russell 2000 Index Fund	$37,479,482

	TOTAL INVESTMENT COMPANIES (Cost $37,611,879)	$37,479,482

SHORT TERM INVESTMENTS - 63.9%
Money Market Funds - 63.9%
409,711,726	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$409,711,726
173,401,971	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	173,401,971
135,329,340	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	135,329,340

	TOTAL SHORT TERM INVESTMENTS (Cost $718,443,037)	$718,443,037

	TOTAL INVESTMENTS (Cost $756,054,916) - 67.2% (b)	$755,922,519
	Other Assets in Excess of Liabilities - 32.8%	368,346,072

	TOTAL NET ASSETS - 100.0%	$1,124,268,591

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $718,443,037.

Direxion Daily Small Cap Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell 2000® Index	586,024	$637,390,433	(0.002)%	5/9/2014	$26,141,209
BNP Paribas	Russell 2000® Index	121,315	103,361,163	(0.402)%	7/17/2014	34,881,009
Deutsche Bank AG London	Russell 2000® Index	514,100	591,362,301	0.098%	8/22/2014	(11,628,545)
BNP Paribas	Russell 2000® Index	48,233	44,196,967	(0.402)%	9/18/2014	10,721,994
BNP Paribas	Russell 2000® Index	119,493	109,644,196	(0.402)%	11/20/2014	26,239,119
BNP Paribas	Russell 2000® Index	70,000	66,893,176	(0.402)%	1/22/2015	12,586,228
Citibank N.A.	Russell 2000® Index	605,795	689,152,345	(0.002)%	1/23/2015	(5,637,796)
Credit Suisse International	Russell 2000® Index	327,165	213,338,251	0.018%	1/23/2015	166,791,544
Bank of America Merrill Lynch	Russell 2000® Index	567,743	648,425,231	(0.052)%	1/28/2015	(7,845,292)

			$3,103,764,063			$252,249,470

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 75.9%
Money Market Funds - 75.9%
322,657,659	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$322,657,659
83,909,612	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	83,909,612
62,112,854	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	62,112,854

	TOTAL SHORT TERM INVESTMENTS (Cost $468,680,125)	$468,680,125

	TOTAL INVESTMENTS (Cost $468,680,125) - 75.9% (b)	$468,680,125
	Other Assets in Excess of Liabilities - 24.1%	149,009,080

	TOTAL NET ASSETS - 100.0%	$617,689,205

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $468,680,125.

Direxion Daily Small Cap Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 2000® Index	178,732	$201,416,776	(1.348)%	6/30/2014	$(189,416)
BNP Paribas	Russell 2000® Index	31,811	30,542,217	(1.098)%	11/20/2014	(6,075,224)
Bank of America Merrill Lynch	Russell 2000® Index	289,382	335,640,394	(0.948)%	11/25/2014	8,801,403
BNP Paribas	Russell 2000® Index	80,000	78,540,789	(1.098)%	12/18/2014	(13,442,453)
Citibank N.A.	Russell 2000® Index	203,392	238,690,262	(1.098)%	2/3/2015	8,938,660
BNP Paribas	Russell 2000® Index	45,000	47,336,831	(1.098)%	3/19/2015	(4,227,767)
Morgan Stanley Capital Services	Russell 2000® Index	176,330	205,496,983	(0.698)%	3/31/2015	6,250,554
BNP Paribas	Russell 2000® Index	25,000	26,176,264	(1.098)%	4/16/2015	(2,350,533)
Credit Suisse International	Russell 2000® Index	451,526	483,849,075	(1.098)%	5/7/2015	(30,929,866)
BNP Paribas	Russell 2000® Index	93,306	101,056,156	(1.098)%	5/21/2015	(5,271,034)
BNP Paribas	Russell 2000® Index	70,000	83,243,372	(1.098)%	11/19/2015	4,200,202

			$1,831,989,119			$(34,295,474)

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Brazil Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 8.8%
22,812	iShares MSCI Brazil Capped ETF	$1,073,076

	TOTAL INVESTMENT COMPANIES (Cost $1,078,995)	$1,073,076

SHORT TERM INVESTMENTS - 53.1%
Money Market Funds - 53.1%
2,970,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,970,000
3,470,008	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	3,470,008

	TOTAL SHORT TERM INVESTMENTS (Cost $6,440,008)	$6,440,008

	TOTAL INVESTMENTS (Cost $7,519,003) - 61.9% (b)	$7,513,084
	Assets in Excess of Other Liabilities - 38.1%	4,617,687

	TOTAL NET ASSETS - 100.0%	$12,130,771

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $6,440,008.

Direxion Daily Brazil Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	396,630	$16,739,439	(0.452)%	5/12/2014	$1,963,715
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	343,773	13,839,207	(0.802)%	6/26/2015	2,310,636
BNP Paribas	iShares MSCI Brazil Capped ETF	10,440	492,935	(0.402)%	11/19/2015	(1,844)

			$31,071,581			$4,272,507

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Direxion Daily Brazil Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 82.8%
Money Market Funds - 82.8%
1,930,276	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,930,276
1,210,004	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	1,210,004

	TOTAL SHORT TERM INVESTMENTS (Cost $3,140,280)	$3,140,280

	TOTAL INVESTMENTS (Cost $3,140,280) - 82.8% (b)	$3,140,280
	Other Assets in Excess of Liabilities - 17.2%	654,348

	TOTAL NET ASSETS - 100.0%	$3,794,628

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $3,140,280.

Direxion Daily Brazil Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	111,510	$6,126,549	(0.598)%	6/2/2014	$685,308
Bank of America Merrill Lynch	iShares MSCI Brazil Capped ETF	93,990	4,326,419	(0.298)%	6/26/2015	(95,367)
BNP Paribas	iShares MSCI Brazil Capped ETF	36,505	1,691,919	(0.098)%	11/19/2015	(25,337)

			$12,144,887			$564,604

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Developed Markets Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 7.5%
58,893	iShares MSCI EAFE ETF	$4,023,570

	TOTAL INVESTMENT COMPANIES (Cost $3,948,187)	$4,023,570

SHORT TERM INVESTMENTS - 54.4%
Money Market Funds - 54.4%
19,691,162	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$19,691,162
3,810,026	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	3,810,026
5,633,376	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,633,376

	TOTAL SHORT TERM INVESTMENTS (Cost $29,134,564)	$29,134,564

	TOTAL INVESTMENTS (Cost $33,082,751) - 61.9% (b)	$33,158,134
	Other Assets in Excess of Liabilities - 38.1%	20,425,640

	TOTAL NET ASSETS - 100.0%	$53,583,774

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $29,134,564.

Direxion Daily Developed Markets Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	233,134	$15,247,122	(0.552)%	3/26/2015	$686,792
Credit Suisse International	iShares MSCI EAFE ETF	678,940	40,643,976	(0.352)%	4/21/2015	6,251,099
Citibank N.A.	iShares MSCI EAFE ETF	22,649	1,492,415	(0.452)%	4/23/2015	64,085
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	415,637	28,124,083	(0.402)%	5/22/2015	269,610
BNP Paribas	iShares MSCI EAFE ETF	190,043	12,651,110	(0.402)%	8/20/2015	319,434
BNP Paribas	iShares MSCI EAFE ETF	133,313	9,006,167	(0.402)%	9/17/2015	95,369
BNP Paribas	iShares MSCI EAFE ETF	267,236	17,830,983	(0.402)%	11/19/2015	420,888
Deutsche Bank AG London	iShares MSCI EAFE ETF	353,084	20,022,720	(0.352)%	4/29/2016	4,710,475

			$145,018,576			$12,817,752

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Direxion Daily Developed Markets Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 81.5%
Money Market Funds - 81.5%
2,902,120	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,902,120
630,002	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	630,002
987,499	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	987,499

	TOTAL SHORT TERM INVESTMENTS (Cost $4,519,621)	$4,519,621

	TOTAL INVESTMENTS (Cost $4,519,621) - 81.5% (b)	$4,519,621
	Other Assets in Excess of Liabilities - 18.5%	1,026,670

	TOTAL NET ASSETS - 100.0%	$5,546,291

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,519,621.

Direxion Daily Developed Markets Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares MSCI EAFE ETF	64,087	$4,261,475	(0.098)%	12/19/2014	$(117,184)
BNP Paribas	iShares MSCI EAFE ETF	21,305	1,281,703	(0.098)%	3/19/2015	(174,582)
Credit Suisse International	iShares MSCI EAFE ETF	30,089	1,818,516	(0.098)%	4/8/2015	(254,822)
BNP Paribas	iShares MSCI EAFE ETF	13,937	919,989	(0.098)%	5/21/2015	(32,596)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	33,117	2,178,421	0.252%	6/25/2015	(83,559)
BNP Paribas	iShares MSCI EAFE ETF	23,813	1,598,100	(0.098)%	9/17/2015	(29,068)
BNP Paribas	iShares MSCI EAFE ETF	3,594	234,366	(0.098)%	11/19/2015	(11,203)
Deutsche Bank AG London	iShares MSCI EAFE ETF	53,604	3,166,850	(0.148)%	4/29/2016	(590,803)

			$15,459,420			$(1,293,817)

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Emerging Markets Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 6.3%
429,868	iShares MSCI Emerging Markets ETF	$17,766,444

	TOTAL INVESTMENT COMPANIES (Cost $17,896,172)	$17,766,444

SHORT TERM INVESTMENTS - 62.3%
Money Market Funds - 62.3%
122,089,840	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$122,089,840
35,328,558	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	35,328,558
17,748,970	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	17,748,970

	TOTAL SHORT TERM INVESTMENTS (Cost $175,167,368)	$175,167,368

	TOTAL INVESTMENTS (Cost $193,063,540) - 68.6% (b)	$192,933,812
	Other Assets in Excess of Liabilities - 31.4%	88,271,568

	TOTAL NET ASSETS - 100.0%	$281,205,380

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $175,167,368.

Direxion Daily Emerging Markets Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	4,428,623	$178,939,240	(0.352)%	5/19/2014	$4,409,583
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	2,757,488	108,862,949	(0.352)%	6/30/2014	5,062,253
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	3,568,740	141,330,311	(0.502)%	1/15/2015	6,127,412
Citibank N.A.	iShares MSCI Emerging Markets ETF	3,262,672	132,228,114	(0.402)%	2/3/2015	3,281,013
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	2,088,556	78,845,293	(0.402)%	3/6/2015	7,400,785
BNP Paribas	iShares MSCI Emerging Markets ETF	508,285	20,472,729	(0.402)%	7/16/2015	509,713
BNP Paribas	iShares MSCI Emerging Markets ETF	1,060,885	42,706,186	(0.402)%	8/20/2015	1,092,101
BNP Paribas	iShares MSCI Emerging Markets ETF	400,470	15,857,481	(0.402)%	9/17/2015	682,877
BNP Paribas	iShares MSCI Emerging Markets ETF	1,906,195	77,464,852	(0.402)%	11/19/2015	1,302,132

			$796,707,155			$29,867,869

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Direxion Daily Emerging Markets Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 76.1%
Money Market Funds - 76.1%
60,983,631	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$60,983,631
13,304,545	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	13,304,545
18,047,405	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	18,047,405

	TOTAL SHORT TERM INVESTMENTS (Cost $92,335,581)	$92,335,581

	TOTAL INVESTMENTS (Cost $92,335,581) - 76.1% (b)	$92,335,581
	Other Assets in Excess of Liabilities - 23.9%	28,964,086

	TOTAL NET ASSETS - 100.0%	$121,299,667

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $92,335,581.

Direxion Daily Emerging Markets Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation / (Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	998,447	$39,889,253	(0.198)%	12/22/2014	$(1,382,363)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	1,094,341	42,759,165	(0.548)%	1/15/2015	(2,517,155)
Citibank N.A.	iShares MSCI Emerging Markets ETF	2,009,108	79,036,373	(0.498)%	2/3/2015	(4,067,074)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets ETF	1,739,415	72,171,815	0.002%	5/22/2015	281,827
Deutsche Bank AG London	iShares MSCI Emerging Markets ETF	1,670,500	67,236,981	(0.848)%	9/23/2015	(1,855,659)
BNP Paribas	iShares MSCI Emerging Markets ETF	1,292,908	53,427,501	(0.748)%	11/19/2015	(22,139)

			$354,521,088			$(9,562,563)

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 11.2%
290,471	iShares China Large-Cap ETF	$10,146,152

	TOTAL INVESTMENT COMPANIES (Cost $10,796,672)	$10,146,152

SHORT TERM INVESTMENTS - 74.3%
Money Market Funds - 74.3%
52,916,620	Dreyfus Treasury Prime Cash Management Fund, 0.00% (††)(a)	$52,916,620
14,770,588	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	14,770,588

	TOTAL SHORT TERM INVESTMENTS (Cost $67,687,208)	$67,687,208

	TOTAL INVESTMENTS (Cost $78,483,880) - 85.5% (b)	$77,833,360
	Other Assets in Excess of Liabilities - 14.5%	13,231,071

	TOTAL NET ASSETS - 100.0%	$91,064,431

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $67,687,208.

Direxion Daily FTSE China Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares China Large-Cap ETF	1,453,242	$50,062,612	(0.152)%	12/18/2014	$688,080
Credit Suisse International	iShares China Large-Cap ETF	3,394,372	130,795,553	(0.502)%	6/12/2015	(12,489,083)
Morgan Stanley Capital Services	iShares China Large-Cap ETF	1,744,974	61,974,961	(0.552)%	8/5/2015	(1,063,747)
BNP Paribas	iShares China Large-Cap ETF	41,344	1,463,044	(0.402)%	9/17/2015	(21,203)
BNP Paribas	iShares China Large-Cap ETF	896,800	30,923,978	(0.402)%	11/19/2015	391,853

			$275,220,148			$(12,494,100)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 71.8%
Money Market Funds - 71.8%
9,941,119	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$9,941,119
4,700,203	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,700,203

	TOTAL SHORT TERM INVESTMENTS (Cost $14,641,322)	$14,641,322

	TOTAL INVESTMENTS (Cost $14,641,322) - 71.8% (b)	$14,641,322
	Other Assets in Excess of Liabilities - 28.2%	5,754,246

	TOTAL NET ASSETS - 100.0%	$20,395,568

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,641,322.

Direxion Daily FTSE China Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares China Large-Cap ETF	371,434	$12,613,515	(0.848)%	12/18/2014	$(368,953)
Credit Suisse International	iShares China Large-Cap ETF	554,858	21,378,565	(0.498)%	6/12/2015	1,956,566
Morgan Stanley Capital Services	iShares China Large-Cap ETF	529,281	18,786,357	(0.348)%	8/4/2015	292,256
BNP Paribas	iShares China Large-Cap ETF	127,429	4,318,979	(0.598)%	9/17/2015	(135,682)
BNP Paribas	iShares China Large-Cap ETF	21,755	797,814	(0.598)%	10/22/2015	37,648
BNP Paribas	iShares China Large-Cap ETF	146,954	5,079,751	(0.598)%	11/19/2015	(59,582)

			$62,974,981			$1,722,253

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 48.2%
52,254	Vanguard FTSE Europe ETF	$3,161,890

	TOTAL INVESTMENT COMPANIES (Cost $3,103,008)	$3,161,890

SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
1,543,924	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,543,924

	TOTAL SHORT TERM INVESTMENTS (Cost $1,543,924)	$1,543,924

	TOTAL INVESTMENTS (Cost $4,646,932) - 71.7% (b)	$4,705,814
	Other Assets in Excess of Liabilities - 28.3% (c)	1,857,500

	TOTAL NET ASSETS - 100.0%	$6,563,314

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,543,924.

(c)	Includes $61,100 cash segregated as collateral for swap contracts at April 30, 2014.

Direxion Daily FTSE Europe Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Europe ETF	183,516	$10,853,267	(0.402)%	7/22/2015	$338,782
Citibank N.A.	Vanguard FTSE Europe ETF	89,633	5,311,454	(0.352)%	8/6/2015	151,832

			$16,164,721			$490,614

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	33

Direxion Daily FTSE Europe Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.0%
Money Market Funds - 67.0%
2,273,986	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$2,273,986

	TOTAL SHORT TERM INVESTMENTS (Cost $2,273,986)	$2,273,986

	TOTAL INVESTMENTS (Cost $2,273,986) - 67.0% (b)	$2,273,986
	Other Assets in Excess of Liabilities - 33.0%	1,118,032

	TOTAL NET ASSETS - 100.0%	$3,392,018

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,273,986.

Direxion Daily FTSE Europe Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Vanguard FTSE Europe ETF	86,245	$5,090,150	(0.298)%	7/22/2015	$(131,741)
Citibank N.A.	Vanguard FTSE Europe ETF	81,930	4,802,946	(1.048)%	7/27/2015	(221,665)

			$9,893,096			$(353,406)

The accompanying notes are an integral part of these financial statements.

34	DIREXION SEMI-ANNUAL REPORT

Direxion Daily India Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 10.8%
222,801	PowerShares India Portfolio	$4,159,695

	TOTAL INVESTMENT COMPANIES (Cost $4,142,917)	$4,159,695

SHORT TERM INVESTMENTS - 53.8%
Money Market Funds - 53.8%
14,392,331	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$14,392,331
3,110,061	Goldman Sachs Financial Square Treasury Instruments Fund 0.00% (††)(a)	3,110,061
3,320,762	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	3,320,762

	TOTAL SHORT TERM INVESTMENTS (Cost $20,823,154)	$20,823,154

	TOTAL INVESTMENTS (Cost $24,966,071) - 64.6% (b)	$24,982,849
	Other Assets in Excess of Liabilities - 35.4%	13,715,816

	TOTAL NET ASSETS - 100.0%	$38,698,665

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,823,154.

Direxion Daily India Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	PowerShares India Portfolio	732,941	$12,448,658	(0.652)%	1/16/2015	$1,263,271
Deutsche Bank AG London	PowerShares India Portfolio	1,194,604	21,181,969	0.098%	3/11/2015	1,174,899
Credit Suisse International	PowerShares India Portfolio	2,645,796	39,700,510	(0.402)%	4/21/2015	10,105,426
Morgan Stanley Capital Services	PowerShares India Portfolio	736,457	13,771,746	(0.652)%	5/29/2015	(22,592)
BNP Paribas	PowerShares India Portfolio	685,834	12,523,046	(0.402)%	11/19/2015	277,552

			$99,625,929			$12,798,556

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	35

Direxion Daily Japan Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 34.9%
243,501	iShares MSCI Japan ETF	$2,697,991

	TOTAL INVESTMENT COMPANIES (Cost $2,890,696)	$2,697,991

SHORT TERM INVESTMENTS - 49.3%
Money Market Funds - 49.3%
3,813,378	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,813,378

	TOTAL SHORT TERM INVESTMENTS (Cost $3,813,378)	$3,813,378

	TOTAL INVESTMENTS (Cost $6,704,074) - 84.2% (b)	$6,511,369
	Other Assets in Excess of Liabilities - 15.8%	1,227,748

	TOTAL NET ASSETS - 100.0%	$7,739,117

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,813,378.

Direxion Daily Japan Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	943,417	$10,860,493	(0.452)%	7/28/2014	$(414,785)
BNP Paribas	iShares MSCI Japan ETF	341,409	4,083,357	(0.402)%	7/16/2015	(258,066)
BNP Paribas	iShares MSCI Japan ETF	133,070	1,591,027	(0.402)%	8/20/2015	(118,453)
BNP Paribas	iShares MSCI Japan ETF	146,470	1,696,849	(0.402)%	9/17/2015	(75,344)
BNP Paribas	iShares MSCI Japan ETF	154,988	1,740,072	(0.402)%	10/22/2015	(23,443)
BNP Paribas	iShares MSCI Japan ETF	132,580	1,476,655	(0.402)%	11/19/2015	(7,833)

			$21,448,453			$(897,924)

The accompanying notes are an integral part of these financial statements.

36	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Japan Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 63.9%
Money Market Funds - 63.9%
2,010,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$2,010,000

	TOTAL SHORT TERM INVESTMENTS (Cost $2,010,000)	$2,010,000

	TOTAL INVESTMENTS (Cost $2,010,000) - 63.9% (b)	$2,010,000
	Other Assets in Excess of Liabilities - 36.1%	1,136,695

	TOTAL NET ASSETS - 100.0%	$3,146,695

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,010,000.

Direxion Daily Japan Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Japan ETF	611,118	$6,715,035	(0.148)%	7/28/2014	$(57,101)
BNP Paribas	iShares MSCI Japan ETF	171,387	1,880,343	(0.398)%	10/22/2015	(28,443)
BNP Paribas	iShares MSCI Japan ETF	69,498	768,741	(0.398)%	11/19/2015	(1,343)

			$9,364,119			$(86,887)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	37

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 20.5%
122,552	iShares Latin America 40 ETF	$4,643,496

	TOTAL INVESTMENT COMPANIES (Cost $4,528,929)	$4,643,496

SHORT TERM INVESTMENTS - 50.2%
Money Market Funds - 50.2%
11,342,661	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$11,342,661

	TOTAL SHORT TERM INVESTMENTS (Cost $11,342,661)	$11,342,661

	TOTAL INVESTMENTS (Cost $15,871,590) - 70.7% (b)	$15,986,157
	Other Assets in Excess of Liabilities - 29.3%	6,636,258

	TOTAL NET ASSETS - 100.0%	$22,622,415

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $11,342,661.

Direxion Daily Latin America Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares Latin America 40 ETF	677,424	$24,016,404	(0.352)%	5/19/2014	$1,700,156
Deutsche Bank AG London	iShares Latin America 40 ETF	613,708	21,305,579	(0.402)%	12/18/2014	1,945,238
BNP Paribas	iShares Latin America 40 ETF	940	35,802	(0.402)%	10/22/2015	(194)
BNP Paribas	iShares Latin America 40 ETF	376,547	14,192,828	(0.402)%	11/19/2015	364,375

			$59,550,613			$4,009,575

The accompanying notes are an integral part of these financial statements.

38	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Russia Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 42.9%
1,497,210	Market Vectors® Russia ETF	$34,001,639

	TOTAL INVESTMENT COMPANIES (Cost $34,065,046)	$34,001,639

SHORT TERM INVESTMENTS - 50.4%
Money Market Funds - 50.4%
25,053,157	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$25,053,157
12,120,040	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	12,120,040
2,770,165	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,770,165

	TOTAL SHORT TERM INVESTMENTS (Cost $39,943,362)	$39,943,362

	TOTAL INVESTMENTS (Cost $74,008,408) - 93.3% (b)	$73,945,001
	Other Assets in Excess of Liabilities - 6.7%	5,328,617

	TOTAL NET ASSETS - 100.0%	$79,273,618

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $39,943,362.

Direxion Daily Russia Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	1,857,528	$43,294,889	(0.452)%	8/27/2014	$(1,122,012)
Credit Suisse International	Market Vectors® Russia ETF	1,555,912	37,780,413	0.298%	1/23/2015	(1,192,139)
Morgan Stanley Capital Services	Market Vectors® Russia ETF	545,364	12,308,674	(0.652)%	3/19/2015	69,448
BNP Paribas	Market Vectors® Russia ETF	177,447	4,637,983	(0.402)%	9/14/2015	(612,431)
Citibank N.A.	Market Vectors® Russia ETF	1,715,215	39,583,381	0.098%	9/18/2015	(628,158)
BNP Paribas	Market Vectors® Russia ETF	68,719	1,786,362	(0.402)%	10/9/2015	(227,137)
BNP Paribas	Market Vectors® Russia ETF	700,000	15,270,053	(0.402)%	11/12/2015	619,206
BNP Paribas	Market Vectors® Russia ETF	814,934	18,116,600	(0.402)%	11/19/2015	390,044
Deutsche Bank AG London	Market Vectors® Russia ETF	1,539,902	34,940,496	(0.152)%	5/18/2016	28,061

			$207,718,851			$(2,675,118)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	39

Direxion Daily Russia Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 71.9%
Money Market Funds - 71.9%
9,812,758	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$9,812,758
3,170,034	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	3,170,034
3,570,050	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,570,050

	TOTAL SHORT TERM INVESTMENTS (Cost $16,552,842)	$16,552,842

	TOTAL INVESTMENTS (Cost $16,552,842) - 71.9% (b)	$16,552,842
	Other Assets in Excess of Liabilities - 28.1%	6,468,580

	TOTAL NET ASSETS - 100.0%	$23,021,422

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $16,552,842.

Direxion Daily Russia Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Market Vectors® Russia ETF	554,300	$12,683,168	(1.598)%	8/26/2014	$83,243
Morgan Stanley Capital Services	Market Vectors® Russia ETF	632,552	14,142,925	(0.348)%	4/8/2015	(229,262)
Credit Suisse International	Market Vectors® Russia ETF	303,054	8,586,999	(1.398)%	4/21/2015	1,410,841
Citibank N.A.	Market Vectors® Russia ETF	545,089	12,289,984	(2.348)%	9/18/2015	(91,361)
BNP Paribas	Market Vectors® Russia ETF	349,211	7,591,847	(1.598)%	11/19/2015	(339,746)
Deutsche Bank AG London	Market Vectors® Russia ETF	656,948	14,841,152	(1.848)%	5/18/2016	(95,909)

			$70,136,075			$737,806

The accompanying notes are an integral part of these financial statements.

40	DIREXION SEMI-ANNUAL REPORT

Direxion Daily South Korea Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 20.1%
7,881	iShares MSCI South Korea Capped ETF	$492,957

	TOTAL INVESTMENT COMPANIES (Cost $447,870)	$492,957

SHORT TERM INVESTMENTS - 58.6%
Money Market Funds - 58.6%
737,077	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$737,077
250,001	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	250,001
450,096	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	450,096

	TOTAL SHORT TERM INVESTMENTS (Cost $1,437,174)	$1,437,174

	TOTAL INVESTMENTS (Cost $1,885,044) - 78.7% (b)	$1,930,131
	Other Assets in Excess of Liabilities- 21.3%	523,011

	TOTAL NET ASSETS - 100.0%	$2,453,142

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,437,174.

Direxion Daily South Korea Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	34,976	$2,181,109	(0.452)%	5/27/2014	$4,774
BNP Paribas	iShares MSCI South Korea Capped ETF	31,546	1,615,567	(0.402)%	1/22/2015	380,130
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	15,258	945,047	(0.752)%	3/27/2015	8,864
Morgan Stanley Capital Services	iShares MSCI South Korea Capped ETF	27,997	1,576,600	(0.702)%	4/13/2015	191,714

			$6,318,323			$585,482

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	41

Direxion Daily South Korea Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 91.1%
Money Market Funds - 91.1%
780,000	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$780,000
100,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	100,000
220,070	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	220,070

	TOTAL SHORT TERM INVESTMENTS (Cost $1,100,070)	$1,100,070

	TOTAL INVESTMENTS (Cost $1,100,070) - 91.1% (b)	$1,100,070
	Other Assets in Excess of Liabilities - 8.9%	107,705

	TOTAL NET ASSETS - 100.0%	$1,207,775

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,100,070.

Direxion Daily South Korea Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	11,905	$727,805	(1.098)%	6/2/2014	$(17,303)
Morgan Stanley Capital Services	iShares MSCI South Korea Capped ETF	12,148	713,974	(0.748)%	6/11/2014	(50,529)
BNP Paribas	iShares MSCI South Korea Capped ETF	5,758	356,005	(0.498)%	4/16/2015	(10,329)
BNP Paribas	iShares MSCI South Korea Capped ETF	19,363	1,232,307	(0.498)%	5/21/2015	739
Bank of America Merrill Lynch	iShares MSCI South Korea Capped ETF	8,754	538,396	(0.798)%	5/27/2015	(9,432)

			$3,568,487			$(86,854)

The accompanying notes are an integral part of these financial statements.

42	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Basic Materials Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 46.9%
58,050	Materials Select Sector SPDR® Fund	$2,768,985

	TOTAL INVESTMENT COMPANIES (Cost $2,672,622)	$2,768,985

SHORT TERM INVESTMENTS - 34.5%
Money Market Funds - 34.5%
1,543,005	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$1,543,005
490,001	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% ††(a)	490,001

	TOTAL SHORT TERM INVESTMENTS (Cost $2,033,006)	$2,033,006

	TOTAL INVESTMENTS - (Cost $4,705,628) - 81.4% (b)	$4,801,991
	Other Assets in Excess of Liabilities - 18.6%	1,100,356

	TOTAL NET ASSETS - 100.0%	$5,902,347

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,033,006.

Direxion Daily Basic Materials Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Materials Select Sector SPDR® Fund	94,978	$4,301,888	(0.402)%	9/14/2015	$224,065
Bank of America Merrill Lynch	Materials Select Sector SPDR® Fund	52,399	2,479,857	(0.452)%	9/28/2015	19,135
BNP Paribas	Materials Select Sector SPDR® Fund	28,663	1,332,758	(0.402)%	10/9/2015	33,479
BNP Paribas	Materials Select Sector SPDR® Fund	2,240	106,466	(0.402)%	11/19/2015	370
Deutsche Bank AG London	Materials Select Sector SPDR® Fund	134,891	4,238,527	(0.252)%	6/17/2016	2,462,554

			$12,459,496			$2,739,603

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	43

Direxion Daily Gold Miners Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 21.9%
6,633,637	Market Vectors® Gold Miners ETF	$159,936,988

	TOTAL INVESTMENT COMPANIES (Cost $165,827,339)	$159,936,988

SHORT TERM INVESTMENTS - 54.4%
Money Market Funds - 54.4%
350,776,182	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$350,776,182
47,462,473	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	47,462,473

	TOTAL SHORT TERM INVESTMENTS (Cost $398,238,655)	$398,238,655

	TOTAL INVESTMENTS (Cost $564,065,994) - 76.3% (b)	$558,175,643
	Other Assets in Excess of Liabilities - 23.7%	173,189,673

	TOTAL NET ASSETS - 100.0%	$731,365,316

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $398,238,655.

Direxion Daily Gold Miners Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Market Vectors® Gold Miners ETF	8,784,838	$218,720,018	(0.552)%	3/18/2015	$(7,030,686)
Credit Suisse International	Market Vectors® Gold Miners ETF	16,864,682	433,565,309	(0.502)%	5/7/2015	(27,177,499)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	9,227,097	210,922,634	(0.402)%	7/9/2015	11,381,048
BNP Paribas	Market Vectors® Gold Miners ETF	3,023,485	73,859,603	(0.402)%	11/19/2015	(965,443)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	46,470,891	1,002,125,375	(0.452)%	12/10/2015	121,861,229

			$1,939,192,939			$98,068,649

The accompanying notes are an integral part of these financial statements.

44	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Gold Miners Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 73.7%
Money Market Funds - 73.7%
76,419,282	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$76,419,282
53,151,530	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	53,151,530

	TOTAL SHORT TERM INVESTMENTS (Cost $129,570,812)	$129,570,812

	TOTAL INVESTMENTS (Cost $129,570,812) - 73.7% (b)	$129,570,812
	Other Assets in Excess of Liabilities - 26.3%	46,205,489

	TOTAL NET ASSETS - 100.0%	$175,776,301

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $129,570,812.

Direxion Daily Gold Miners Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Gold Miners ETF	3,534,204	$91,050,014	(0.198)%	12/22/2014	$5,822,578
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	7,500,139	212,534,040	(0.098)%	1/16/2015	30,153,333
Citibank N.A.	Market Vectors® Gold Miners ETF	3,584,114	86,926,366	(0.248)%	5/4/2015	497,672
BNP Paribas	Market Vectors® Gold Miners ETF	4,350,838	104,148,556	(0.348)%	11/19/2015	(756,317)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	2,902,918	69,721,248	0.002%	12/10/2015	(267,752)

			$564,380,224			$35,449,514

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	45

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 35.2%
635,567	Health Care Select Sector SPDR® Fund	$36,939,154

	TOTAL INVESTMENT COMPANIES (Cost $35,926,934)	$36,939,154

SHORT TERM INVESTMENTS - 36.1%
Money Market Funds - 36.1%
5,080,898	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$5,080,898
19,780,129	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	19,780,129
13,111,255	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	13,111,255

	TOTAL SHORT TERM INVESTMENTS (Cost $37,972,282)	$37,972,282

	TOTAL INVESTMENTS (Cost $73,899,216) - 71.3% (b)	$74,911,436
	Other Assets in Excess of Liabilities - 28.7% (c)	30,211,241

	TOTAL NET ASSETS - 100.0%	$105,122,677

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $37,972,282.

(c)	Includes $14,720,000 cash segregated as collateral for swap contracts.

Direxion Daily Healthcare Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Health Care Select Sector SPDR® Fund	1,393,611	$79,114,969	(0.452)%	11/25/2014	$2,140,404
Morgan Stanley Capital Services	Health Care Select Sector SPDR® Fund	1,057,356	58,249,567	(0.402)%	4/15/2015	3,455,467
Credit Suisse International	Health Care Select Sector SPDR® Fund	718,384	32,292,968	(0.452)%	4/21/2015	9,977,552
BNP Paribas	Health Care Select Sector SPDR® Fund	56,602	3,403,592	(0.402)%	10/9/2015	(116,069)
BNP Paribas	Health Care Select Sector SPDR® Fund	228,223	13,280,671	(0.402)%	10/22/2015	(19,479)
BNP Paribas	Health Care Select Sector SPDR® Fund	378,705	22,307,499	(0.402)%	11/12/2015	(305,858)
BNP Paribas	Health Care Select Sector SPDR® Fund	538,942	30,958,037	(0.402)%	11/19/2015	362,210
Deutsche Bank AG London	Health Care Select Sector SPDR® Fund	418,769	17,808,420	(0.252)%	10/3/2017	6,923,002

			$257,415,723			$22,417,229

The accompanying notes are an integral part of these financial statements.

46	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 29.8%
848,362	Market Vectors® Junior Gold Miners ETF	$30,965,213

	TOTAL INVESTMENT COMPANIES (Cost $31,000,243)	$30,965,213

SHORT TERM INVESTMENTS - 77.4%
Money Market Funds - 77.4%
70,525,557	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$70,525,557
9,890,273	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.03% (a)	9,890,273

	TOTAL SHORT TERM INVESTMENTS (Cost $80,415,830)	$80,415,830

	TOTAL INVESTMENTS - 107.2% (Cost $111,416,073) (b)	$111,381,043
	Liabilities in Excess of Other Assets - (7.2)%	(7,454,021)

	TOTAL NET ASSETS - 100.0%	$103,927,022

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $80,415,830.

Direxion Daily Junior Gold Miners Index Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	1,222,150	45,592,095	(0.352)%	4/7/2015	(991,932)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	2,820,154	121,078,186	(0.352)%	4/16/2015	(18,215,763)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	1,220,380	44,839,190	(0.402)%	6/18/2015	(299,179)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	213,835	7,937,004	(0.402)%	10/22/2015	(135,064)
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	1,199,406	43,921,130	(0.402)%	12/1/2015	(145,702)
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	1,017,852	42,332,710	(0.652)%	10/8/2018	(5,208,710)

			$305,700,315			$(24,996,350)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	47

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 67.2%
Money Market Funds - 67.2%
14,528,544	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,528,544
3,010,319	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,010,319

	TOTAL SHORT TERM INVESTMENTS (Cost $17,538,863)	$17,538,863

	TOTAL INVESTMENTS (Cost $17,538,863) - 67.2% (b)	$17,538,863
	Other Assets in Excess of Liabilities - 32.8%	8,561,967

	TOTAL NET ASSETS - 100.0%	$26,100,830

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,538,863.

Direxion Daily Junior Gold Miners Index Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Market Vectors® Junior Gold Miners ETF	329,371	$11,710,660	(0.198)%	4/7/2015	$(311,820)
Citibank N.A.	Market Vectors® Junior Gold Miners ETF	851,277	35,484,375	(0.848)%	4/16/2015	4,364,411
Morgan Stanley Capital Services	Market Vectors® Junior Gold Miners ETF	285,406	10,317,448	(1.048)%	5/27/2015	(100,552)
BNP Paribas	Market Vectors® Junior Gold Miners ETF	225,874	8,165,540	(0.448)%	6/18/2015	(79,400)
Deutsche Bank AG London	Market Vectors® Junior Gold Miners ETF	453,427	19,132,714	(0.248)%	10/8/2018	2,576,965

			$84,810,737			$6,449,604

The accompanying notes are an integral part of these financial statements.

48	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Natural Gas Related Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 4.5%
Oil and Gas Extraction - 4.2%
296	Anadarko Petroleum Corp.	$29,310
306	Apache Corp.	26,561
998	Bill Barrett Corp. (a)	23,633
695	Cabot Oil & Gas Corp.	27,300
956	Chesapeake Energy Corp.	27,485
220	Cimarex Energy Co.	26,206
1,272	Comstock Resources, Inc.	35,362
385	Devon Energy Corp.	26,950
1,202	Encana Corp.	27,898
4,745	EXCO Resources, Inc.	30,131
13,931	Forest Oil Corp. (a)	25,912
1,687	Goodrich Petroleum Corp. (a)	42,428
3,253	Magnum Hunter Resources Corp. (a)	27,650
875	Newfield Exploration Co. (a)	29,619
360	Noble Energy, Inc.	25,841
849	QEP Resources, Inc.	26,056
1,029	Questar Corp.	24,984
8,701	Quicksilver Resources, Inc. (a)	28,365
279	Range Resources Corp.	25,235
346	SM Energy Co.	25,649
561	Southwestern Energy Co. (a)	26,861
888	Statoil ASA ADR	27,057
714	Stone Energy Corp. (a)	35,022
2,506	Swift Energy Co. (a)	30,899
2,437	Talisman Energy, Inc.	25,174
1,005	Ultra Petroleum Corp. (a)	29,949

		737,537

Real Estate - 0.2%
1,798	Penn Virginia Corp. (a)	29,919

Utilities - 0.1%
238	EQT Corp.	25,940

	TOTAL COMMON STOCKS (Cost $819,938)	$793,396

Shares		Value

SHORT TERM INVESTMENTS - 45.1%
Money Market Funds - 45.1%
6,090,841	Dreyfus Treasury Prime Cash Management, 0.00% (††) (b)	$6,090,841
1,910,017	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	1,910,017

	TOTAL SHORT TERM INVESTMENTS (Cost $8,000,858)	$8,000,858

	TOTAL INVESTMENTS (Cost $8,820,796) - 49.6% (c)	$8,794,254
	Other Assets in Excess of Liabilities - 50.4%	8,944,030

	TOTAL NET ASSETS - 100.0%	$17,738,284

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2014.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $8,000,858.

ADR — American Depository Receipt

Direxion Daily Natural Gas Related Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	64,736	$8,693,131	0.148%	12/1/2014	$190,216
Credit Suisse International	ISE-Revere Natural Gas IndexTM	264,082	25,667,895	(0.302)%	4/14/2015	10,818,759
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	53,236	5,576,249	(0.302)%	7/17/2015	1,748,672

			$39,937,275			$12,757,647

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	49

Direxion Daily Natural Gas Related Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 102.7%
Money Market Funds - 102.7%
8,220,172	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$8,220,172
1,090,478	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	1,090,478

	TOTAL SHORT TERM INVESTMENTS (Cost $9,310,650)	$9,310,650

	TOTAL INVESTMENTS (Cost $9,310,650) - 102.7% (b)	$9,310,650
	Liabilities in Excess of Other Assets - (2.7%)	(246,444)

	TOTAL NET ASSETS - 100.0%	$9,064,206

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,310,650.

Direxion Daily Natural Gas Related Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	90,870	$10,796,845	(0.298)%	4/14/2015	$(1,710,256)
Morgan Stanley Capital Services	ISE-Revere Natural Gas IndexTM	26,120	3,525,334	(0.548)%	4/22/2015	(58,717)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	81,194	9,118,146	(0.298)%	12/5/2015	(2,055,975)

			$23,440,325			$(3,824,948)

The accompanying notes are an integral part of these financial statements.

50	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Retail Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 7.6%
Broadcasting (except Internet) - 0.1%
556	Liberty Interactive Corp. Class A (a)	$16,157

Building Material and Garden Equipment and Supplies Dealers - 1.5%
1,632	Home Depot, Inc.	129,760
1,150	Lowe’s Companies, Inc.	52,797

		182,557

Clothing and Clothing Accessories Stores - 1.0%
88	Abercrombie & Fitch Co. Class A	3,235
215	American Eagle Outfitters, Inc.	2,485
142	Ascena Retail Group, Inc. (a)	2,442
171	Chicos FAS, Inc.	2,715
30	Dillard’s, Inc. Class A	2,938
79	DSW, Inc. Class A	2,638
168	Foot Locker, Inc.	7,817
312	Gap, Inc.	12,262
268	L Brands, Inc.	14,526
162	Nordstrom, Inc.	9,927
246	Ross Stores, Inc.	16,748
804	TJX Companies, Inc.	46,777
120	Urban Outfitters, Inc. (a)	4,279

		128,789

Electronics and Appliance Stores - 0.1%
81	Aaron’s, Inc.	2,387
305	Best Buy Co., Inc.	7,909
132	GameStop Corp. Class A	5,238

		15,534

Furniture and Home Furnishings Stores - 0.2%
244	Bed Bath & Beyond, Inc. (a)	15,160
109	Williams-Sonoma, Inc.	6,847

		22,007

General Merchandise Stores - 2.7%
65	Big Lots, Inc. (a)	2,568
487	Costco Wholesale Corp.	56,336
366	Dollar General Corp. (a)	20,657
232	Dollar Tree, Inc. (a)	12,080
107	Family Dollar Stores, Inc.	6,286
265	J.C. Penney Co., Inc. (a)	2,258
233	Kohl’s Corp.	12,766
428	Macy’s, Inc.	24,580
49	Sears Holdings Corp. (a)	2,147
716	Target Corp.	44,213
156	Tractor Supply Co.	10,489
1,798	Wal-Mart Stores, Inc.	143,319

		337,699

Health and Personal Care Stores - 0.1%
189	Sally Beauty Holdings, Inc. (a)	5,181
71	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,227

		11,408

Merchant Wholesalers, Durable Goods - 0.1%
124	O’Reilly Automotive, Inc. (a)	18,450

Shares		Value

Merchant Wholesalers, Nondurable Goods - 0.1%
67	CST Brands, Inc.	$2,186
65	Nu Skin Enterprises, Inc. Class A	5,655

		7,841

Miscellaneous Store Retailers - 0.1%
116	PetSmart, Inc.	7,851
742	Staples, Inc.	9,275

		17,126

Motion Picture and Sound Recording Industries - 0.1%
57	Netflix, Inc. (a)	18,356

Motor Vehicle and Parts Dealers - 0.4%
81	Advance Auto Parts, Inc.	9,825
56	AutoNation, Inc. (a)	2,967
37	AutoZone, Inc. (a)	19,754
250	CarMax, Inc. (a)	10,945

		43,491

Nonstore Retailers - 1.0%
411	Amazon.com, Inc. (a)	124,997
14	Lands’ End, Inc. (a)	387
15	zulily, inc. (a)	638

		126,022

Petroleum and Coal Products Manufacturing - 0.0%
54	Murphy USA, Inc. (a)	2,295

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.1%
53	Cabela’s, Inc. (a)	3,477
110	Dick’s Sporting Goods, Inc.	5,793

		9,270

	TOTAL COMMON STOCKS (Cost $1,046,635)	$957,002

SHORT TERM INVESTMENTS - 40.2%
Money Market Funds - 40.2%
4,013,189	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$4,013,189
1,000,386	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	1,000,386

	TOTAL SHORT TERM INVESTMENTS (Cost $5,013,575)	$5,013,575

	TOTAL INVESTMENTS - (Cost $6,060,210) - 47.8% (c)	$5,970,577
	Other Assets in Excess of Liabilities - 52.2%	6,509,824

	TOTAL NET ASSETS - 100.0%	$12,480,401

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2014.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,013,575.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	51

Direxion Daily Retail Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Russell Retail 1000® Index	1,979	$4,088,966	(0.452)%	1/21/2015	$(5,973)
Credit Suisse International	Russell Retail 1000® Index	13,272	23,448,394	(0.302)%	4/14/2015	4,279,152
Deutsche Bank AG London	Russell Retail 1000® Index	2,433	2,866,569	(0.302)%	8/7/2015	2,284,902

			$30,403,929			$6,558,081

The accompanying notes are an integral part of these financial statements.

52	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 27.9%
Computer and Electronic Product Manufacturing -24.2%
42,593	Advanced Micro Devices, Inc. (a)	$174,205
18,628	Altera Corp.	605,783
17,194	Analog Devices, Inc.	881,880
7,476	Arm Holdings Plc ADR	340,308
24,957	Atmel Corp. (a)	193,916
14,162	Avago Technologies Ltd.	899,287
29,400	Broadcom Corp. Class A	905,814
7,137	Cree, Inc. (a)	336,652
17,289	Freescale Semiconductor Ltd (a)	379,839
70,579	Intel Corp.	1,883,754
9,771	KLA-Tencor Corp.	625,246
13,839	Linear Technology Corp.	615,836
28,854	Marvell Technology Group Ltd.	457,624
16,545	Maxim Integrated Products, Inc.	536,720
11,681	Microchip Technology, Inc.	555,315
59,967	Micron Technology, Inc. (a)	1,566,338
14,768	NXP Semiconductor NV (a)	880,468
25,835	On Semiconductor Corp. (a)	243,107
23,211	QUALCOMM, Inc.	1,826,938
11,760	SanDisk Corp.	999,247
11,083	Skyworks Solutions, Inc. (a)	454,957
12,266	SunEdison, Inc. (a)	235,875
48,355	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	971,936
11,379	Teradyne, Inc. (a)	201,067
38,869	Texas Instruments, Inc.	1,766,596
15,654	Xilinx, Inc.	738,712

		19,277,420

Machinery Manufacturing - 2.9%
68,456	Applied Materials, Inc.	1,304,771
5,353	ASML Holding NV ADR	435,681
9,521	Lam Research Corp. (a)	548,505

		2,288,957

Shares		Value

Publishing Industries (except Internet) - 0.8%
33,350	NVIDIA Corp.	$615,975

	TOTAL COMMON STOCKS (Cost $22,139,423)	$22,182,352

SHORT TERM INVESTMENTS - 29.9%
Money Market Funds - 29.9%
13,605,398	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	$13,605,398
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	1
10,216,604	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	10,216,604

	TOTAL SHORT TERM INVESTMENTS (Cost $23,822,003)	$23,822,003

	TOTAL INVESTMENTS (Cost $45,961,426) - 57.8% (c)	$46,004,355
	Other Assets in Excess of Liabilities - 42.2%	33,631,534

	TOTAL NET ASSETS - 100.0%	$79,635,889

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2014.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,822,003.

ADR	— American Depository Receipt

Direxion Daily Semiconductor Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	71,313	$41,577,338	(0.352)%	1/21/2015	$(479,617)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	58,625	33,780,109	(0.152)%	3/11/2015	28,499
Credit Suisse International	PHLX Semiconductor Sector Index	246,343	89,068,215	(0.152)%	4/16/2015	55,840,530

			$164,425,662			$55,389,412

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	53

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 95.7%
Money Market Funds - 95.7%
15,102,043	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$15,102,043
1	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1
3,463,787	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	3,463,787

	TOTAL SHORT TERM INVESTMENTS (Cost $18,565,831)	$18,565,831

	TOTAL INVESTMENTS (Cost $18,565,831) - 95.7% (b)	$18,565,831
	Other Assets in Excess of Liabilities - 4.3%(c)	826,151

	TOTAL NET ASSETS - 100.0%	$19,391,982

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,565,831.

Direxion Daily Semiconductor Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	23,953	$13,815,630	0.002%	11/24/2014	$11,390
Deutsche Bank AG London	PHLX Semiconductor Sector Index	15,640	8,938,711	(0.248)%	3/11/2015	(73,689)
Credit Suisse International	PHLX Semiconductor Sector Index	61,413	28,594,331	(0.248)%	5/1/2015	(7,266,169)

			$51,348,672			$(7,328,468)

The accompanying notes are an integral part of these financial statements.

54	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Energy Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 0.7%
10,319	Energy Select Sector SPDR® Fund	$967,303

	TOTAL INVESTMENT COMPANIES (Cost $919,103)	$967,303

SHORT TERM INVESTMENTS - 41.8%
Money Market Funds - 41.8%
57,768,196	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$57,768,196

	TOTAL SHORT TERM INVESTMENTS (Cost $57,768,196)	$57,768,196

	TOTAL INVESTMENTS (Cost $58,687,299) - 42.5% (b)	$58,735,499
	Other Assets in Excess of Liabilities - 57.5%	79,342,152

	TOTAL NET ASSETS - 100.0%	$138,077,651

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $57,768,196.

Direxion Daily Energy Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Energy Select Sector Index	433,751	$285,024,288	(0.452)%	12/11/2014	$133,353,856
BNP Paribas	Energy Select Sector Index	5,179	4,876,849	(0.402)%	11/19/2015	(730)

			$289,901,137			$133,353,126

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	55

Direxion Daily Energy Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 82.0%
Money Market Funds - 82.0%
35,811,627	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$35,811,627
5,796,107	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	5,796,107

	TOTAL SHORT TERM INVESTMENTS (Cost $41,607,734)	$41,607,734

	TOTAL INVESTMENTS (Cost $41,607,734) - 82.0% (b)	$41,607,734
	Other Assets in Excess of Liabilities - 18.0% (c)	9,128,641

	TOTAL NET ASSETS - 100.0%	$50,736,375

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,607,734.

(c)	Includes $790,000 cash segregated as collateral for swap contracts.

Direxion Daily Energy Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	102,048	$87,009,159	(0.048)%	5/1/2015	$(9,746,172)
Citibank N.A.	Energy Select Sector Index	16,643	14,855,971	(0.298)%	1/29/2015	(823,793)
Morgan Stanley Capital Services	Energy Select Sector Index	17,984	14,927,921	(0.098)%	1/30/2015	(2,235,398)
Deutsche Bank AG London	Energy Select Sector Index	7,390	6,468,924	(0.098)%	9/23/2015	(519,152)
BNP Paribas	Energy Select Sector Index	17,597	16,307,715	(0.548)%	11/19/2015	(267,642)

			$139,569,690			$(13,592,157)

The accompanying notes are an integral part of these financial statements.

56	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 12.6%
Accommodation - 0.0%
33,927	Host Hotels & Resorts, Inc.	$727,734

Administrative and Support Services - 0.1%
1,713	Dun & Bradstreet Corp.	189,732
5,491	Equifax, Inc.	388,818
8,859	Moody’s Corp.	695,431

		1,273,981

Amusement, Gambling, and Recreation Industries - 0.0%
3,276	Global Payments, Inc.	218,935

Computer and Electronic Product Manufacturing - 0.0%
4,350	CoreLogic, Inc. (a)	121,931

Credit Intermediation and Related Activities - 5.3%
43,164	American Express Co.	3,773,829
8,683	Ameriprise Financial, Inc.	969,283
491,115	Bank Of America Corp.	7,435,481
2,043	Bank of Hawaii Corp.	112,712
52,875	Bank Of New York Mellon Corp.	1,790,876
2,933	BankUnited, Inc.	96,760
31,967	BB&T Corp.	1,193,328
1,206	BOK Financial Corp.	78,897
26,612	Capital One Financial Corp.	1,966,627
9,168	CIT Group, Inc.	394,682
138,623	Citigroup, Inc.	6,641,428
8,503	Comerica, Inc.	410,185
3,680	Commerce Bancshares, Inc.	160,006
2,371	Cullen/Frost Bankers, Inc.	181,168
22,342	Discover Financial Services	1,248,918
6,420	East West Bancorp, Inc.	221,554
39,846	Fifth Third Bancorp	821,226
344	First Citizens BancShares, Inc. Class A	77,362
10,989	First Horizon National Corp.	126,264
16,125	First Niagara Financial Group, Inc.	143,835
5,303	First Republic Bank	269,180
3,093	FleetCor Technologies, Inc. (a)	353,004
8,890	Fulton Financial Corp.	108,369
24,073	Hudson City Bancorp, Inc.	239,767
172,188	JPMorgan Chase & Co.	9,639,084
41,935	KeyCorp	571,993
5,877	M&T Bank Corp.	717,053
976	Nationstar Mortgage Holdings, Inc. (a)	31,945
20,084	New York Community Bancorp, Inc.	309,494
10,899	Northern Trust Corp.	656,665
4,721	Ocwen Financial Corp. (a)	178,926
14,104	People’s United Financial, Inc.	201,405
24,119	PNC Financial Services Group, Inc.	2,026,961
4,704	Popular, Inc. (a)	145,354
64,388	Regions Financial Corp.	652,894
3,944	Santander Consumer Usa Hdg Inc Com (a)	89,687

Shares		Value

Credit Intermediation and Related Activities (continued)
2,153	Signature Bank (a)	$255,819
20,238	SLM Corp.	521,129
19,664	State Street Corp.	1,269,508
24,608	SunTrust Banks, Inc.	941,502
2,054	SVB Financial Group (a)	219,141
44,567	Synovus Financial Corp.	143,060
7,465	TCF Financial Corp.	117,201
3,590	TFS Financial Corp. (a)	48,070
84,263	U.S. Bancorp	3,436,245
9,077	Valley National Bancorp	90,952
23,801	Visa, Inc. Class A	4,822,321
4,747	Washington Federal, Inc.	102,440
219,946	Wells Fargo & Co.	10,918,119
25,380	Western Union Co.	402,781
8,394	Zions Bancorporation	242,754

		67,567,244

Data Processing, Hosting and Related Services - 0.1%
11,455	Fiserv, Inc. (a)	696,235
7,443	Total System Services, Inc.	236,464

		932,699

Forestry and Logging - 0.1%
8,059	Plum Creek Timber Co., Inc.	351,372
26,526	Weyerhaeuser Co.	791,801

		1,143,173

Funds, Trusts, and Other Financial Vehicles - 0.0%
12,869	American Capital Ltd. (a)	192,906
13,464	Ares Capital Corp.	231,177

		424,083

Insurance Carriers and Related Activities - 3.0%
15,497	ACE Ltd.	1,585,653
21,240	Aflac, Inc.	1,332,173
765	Alleghany Corp. (a)	312,105
1,497	Allied World Assurance Co. Holdings AG	161,212
21,350	Allstate Corp.	1,215,882
3,540	American Financial Group, Inc.	206,842
67,257	American International Group, Inc.	3,573,364
331	American National Insurance Co.	37,208
14,083	Aon PLC	1,195,365
6,063	Arch Capital Group Ltd. (a)	347,531
6,778	Arthur J. Gallagher & Co.	305,146
3,019	Aspen Insurance Holdings Ltd.	138,210
3,313	Assurant, Inc.	223,329
7,680	Assured Guaranty Ltd.	183,629
5,105	Axis Capital Holdings Ltd.	233,554
81,986	Berkshire Hathaway, Inc. Class B (a)	10,563,896
5,371	Brown & Brown, Inc.	159,948
11,169	Chubb Corp.	1,028,441
7,446	Cincinnati Financial Corp.	362,918
1,202	CNA Financial Corp.	49,222

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	57

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Insurance Carriers and Related Activities (continued)
1,963	Endurance Specialty Holdings Ltd.	$99,760
1,131	Erie Indemnity Co. Class A	81,036
2,158	Everest Re Group Ltd.	341,029
12,515	Fidelity National Financial, Inc. Class A	402,733
22,464	Genworth Financial, Inc. Class A (a)	400,982
2,005	Hanover Insurance Group, Inc.	117,192
20,769	Hartford Financial Services Group, Inc.	744,984
4,574	HCC Insurance Holdings, Inc.	210,130
2,168	Kemper Corp.	85,441
12,230	Lincoln National Corp.	593,277
13,991	Loews Corp.	615,184
628	Markel Corp. (a)	393,078
25,115	Marsh & McLennan Companies, Inc.	1,238,421
6,455	MBIA, Inc. (a)	78,235
1,223	Mercury General Corp.	58,533
40,729	MetLife, Inc.	2,132,163
11,825	Old Republic International Corp.	195,822
2,332	PartnerRE Ltd.	245,793
13,367	Principal Financial Group, Inc.	626,110
2,816	ProAssurance Corp.	127,903
27,478	Progressive Corp.	666,341
3,574	Protective Life Corp.	182,810
21,138	Prudential Financial, Inc.	1,705,414
3,303	Reinsurance Group of America, Inc.	253,373
1,898	RenaissanceRe Holdings Ltd.	192,097
2,017	StanCorp Financial Group, Inc.	123,239
4,213	Torchmark Corp.	335,776
16,104	Travelers Companies, Inc.	1,458,700
12,160	Unum Group	403,955
4,253	Validus Holdings Ltd.	157,659
3,415	Voya Financial, Inc.	120,857
4,667	W.R. Berkley Corp.	206,468
281	White Mountains Insurance Group Ltd.	167,549
12,606	XL Group PLC	395,198

		38,372,870

Management of Companies and Enterprises - 0.5%
7,640	Associated Banc-Corp	134,082
2,127	City National Corp.	154,356
20,888	Goldman Sachs Group, Inc.	3,338,320
38,211	Huntington Bancshares, Inc.	350,013
69,370	Morgan Stanley	2,145,614

		6,122,385

Professional, Scientific, and Technical Services - 0.4%
2,370	Alliance Data Systems Corp. (a)	573,303

Shares		Value

Professional, Scientific, and Technical Services (continued)
5,523	Broadridge Financial Solutions, Inc.	$211,752
2,004	FactSet Research System, Inc.	213,426
3,923	Jack Henry & Associates, Inc.	216,393
2,423	LPL Investment Holdings, Inc.	114,729
53,237	MasterCard, Inc. Class A	3,915,581

		5,245,184

Publishing Industries (except Internet) - 0.1%
5,500	MSCI, Inc. Class A (a)	222,970
17,008	Thomson Reuters Corp.	615,349

		838,319

Real Estate - 1.9%
3,254	Alexandria Real Estate Equities, Inc.	240,210
4,773	American Campus Communities, Inc.	182,329
16,227	American Capital Agency Corp.	368,515
2,311	American Homes 4 Rent	37,092
43,159	Annaly Capital Management, Inc.	498,486
6,647	Apartment Investment & Management Co. Class A	204,927
5,894	AvalonBay Communities, Inc.	804,826
8,488	Biomed Realty Trust, Inc.	177,399
6,913	Boston Properties, Inc.	809,789
7,132	Brandywine Realty Trust	103,771
2,162	Brixmor Property Group, Inc.	47,478
3,865	Camden Property Trust	264,714
7,430	CBL & Associates Properties, Inc.	135,003
12,712	CBRE Group, Inc. Class A (a)	338,648
46,814	Chimera Investment Corp.	144,655
5,390	CommonWealth REIT	136,960
3,907	Corporate Office Properties Trust	104,512
5,248	Corrections Corporation of America	172,134
15,219	Crown Castle International Corp.	1,106,878
13,503	DDR Corp.	231,847
5,850	Digital Realty Trust, Inc.	312,390
6,495	Douglas Emmett, Inc.	179,262
14,654	Duke Realty Corp.	256,738
3,796	Equity Lifestyle Properties, Inc.	158,939
16,407	Equity Residential	975,232
2,774	Essex Property Trust, Inc.	480,623
5,056	Extra Space Storage, Inc.	264,580
2,972	Federal Realty Investment Trust	349,329
7,193	Forest City Enterprises, Inc. Class A (a)	136,020

The accompanying notes are an integral part of these financial statements.

58	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

Real Estate (continued)
4,375	Gaming & Leisure Properties, Inc.	$160,781
25,525	General Growth Properties, Inc.	586,309
4,502	Hatteras Financial Corp.	88,104
20,705	HCP, Inc.	866,711
12,963	Health Care REIT, Inc.	817,836
5,330	Healthcare Trust of America, Inc. Class A	62,308
2,590	Home Properties, Inc.	159,544
6,816	Hospitality Properties Trust	204,821
1,799	Howard Hughes Corp. (a)	256,825
2,009	Jones Lang LaSalle, Inc.	232,823
3,710	Kilroy Realty Corp.	221,005
18,621	Kimco Realty Corp.	426,793
5,901	Liberty Property Trust	221,287
6,264	Macerich Co.	406,596
4,006	Mack-Cali Realty Corp.	81,602
16,459	MFA Financial, Inc.	130,520
3,400	Mid-America Apartment Communities, Inc.	236,810
5,392	National Retail Properties, Inc.	184,029
5,565	Omega Healthcare Investors, Inc.	193,551
7,173	Piedmont Office Realty Trust, Inc. Class A	126,317
2,487	Post Properties, Inc.	124,872
22,697	Prologis, Inc.	922,179
6,523	Public Storage	1,144,852
5,741	Rayonier, Inc.	258,919
5,472	Realogy Holdings Corp. (a)	230,098
10,087	Realty Income Corp.	438,280
4,173	Regency Centers Corp.	218,790
6,101	Retail Properties of America, Inc. Class A	87,366
9,281	Senior Housing Properties Trust	217,825
14,125	Simon Property Group, Inc.	2,446,450
4,173	SL Green Realty Corp.	436,955
16,864	Spirit Reality Capital, Inc.	181,625
3,037	St Joe Co. (a)	54,210
10,086	Starwood Property Trust, Inc.	242,568
1,778	Starwood Waypoint Residentl Tr Com Shs (a)	48,308
4,301	Tanger Factory Outlet Centers, Inc.	153,460
2,905	Taubman Centers, Inc.	211,600
16,640	Two Harbors Investment Corp.	172,723
11,423	UDR, Inc.	295,399
13,356	Ventas, Inc.	882,564
8,516	Vornado Realty Trust	873,742
5,549	Weingarten Realty Investors	173,129
2,616	WP Carey Inc.	160,832

		24,864,604

Shares		Value

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.9%
2,403	Affiliated Managers Group (a)	$476,275
619	Artisan Partners Asset Management, Inc.	35,945
5,949	BlackRock, Inc.	1,790,649
3,976	CBOE Holdings, Inc.	212,159
50,016	Charles Schwab Corp.	1,327,925
14,437	CME Group, Inc.	1,016,220
13,067	E*TRADE Financial Corp. (a)	293,354
5,468	Eaton Vance Corp.	197,231
4,227	Federated Investors, Inc. Class B	120,639
18,716	Franklin Resources, Inc.	979,783
2,133	Interactive Brokers Group, Inc. Class A	50,979
5,200	IntercontinentalExchange, Inc.	1,063,088
20,257	Invesco Ltd. (b)	713,249
5,836	Lazard Ltd. Class A	274,584
5,063	Legg Mason, Inc.	237,404
942	Morningstar, Inc.	69,077
5,076	NASDAQ OMX Group, Inc.	187,304
5,554	Raymond James Financial, Inc.	276,034
6,567	SEI Investments Co.	212,639
11,815	T. Rowe Price Group, Inc.	970,366
10,609	TD Ameritrade Holding Corp.	338,427
3,984	Vantiv, Inc. Class A (a)	122,508
3,915	Waddell & Reed Financial, Inc. Class A	264,067

		11,229,906

Telecommunications - 0.2%
18,017	American Tower Corp.	1,504,780
13,353	Fidelity National Information Services, Inc.	713,451

		2,218,231

Wood Product Manufacturing - 0.0%
13,477	Leucadia National Corp.	343,933

	TOTAL COMMON STOCKS (Cost $162,666,817)	$161,645,212

SHORT TERM INVESTMENTS - 49.0%
Money Market Funds - 49.0%
402,237,640	Dreyfus Treasury Prime Cash Management, 0.00% (††)(b)	402,237,640
128,862,902	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(b)	128,862,902
96,699,166	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (b)	96,699,166

	TOTAL SHORT TERM INVESTMENTS (Cost $627,799,708)	$627,799,708

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	59

Direxion Daily Financial Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

	TOTAL INVESTMENTS (Cost $790,466,525) - 61.6% (c)	$789,444,920
	Other Assets in Excess of Liabilities - 38.4% (d)	492,588,364

	TOTAL NET ASSETS - 100.0%	$1,282,033,284

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Non-income producing security.

(b)	Represents annualized seven-day yield at April 30, 2014.

(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $627,799,708.

(d)	Includes $1,261,794 cash segregated as collateral for swap contracts.

Direxion Daily Financial Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Russell 1000® Financial Services Index	284,980	$338,528,431	(0.352)%	7/17/2014	$632,616
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	391,125	457,767,285	(0.752)%	12/30/2014	8,238,293
Citibank N.A.	Russell 1000® Financial Services Index	400,291	460,008,747	(0.502)%	12/31/2014	17,945,914
Credit Suisse International	Russell 1000® Financial Services Index	1,061,790	768,256,861	(0.492)%	1/23/2015	533,923,369
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	440,135	515,458,489	(0.452)%	1/28/2015	9,148,169
BNP Paribas	Russell 1000® Financial Services Index	147,050	163,401,397	(0.402)%	4/16/2015	13,007,701
BNP Paribas	Russell 1000® Financial Services Index	75,000	85,065,259	(0.402)%	5/21/2015	4,780,871
BNP Paribas	Russell 1000® Financial Services Index	49,375	56,739,074	(0.402)%	6/18/2015	2,328,678
BNP Paribas	Russell 1000® Financial Services Index	133,674	157,224,781	(0.402)%	7/16/2015	2,545,331
BNP Paribas	Russell 1000® Financial Services Index	10,285	12,278,426	(0.402)%	8/20/2015	(637)
BNP Paribas	Russell 1000® Financial Services Index	61,325	72,688,538	(0.402)%	9/17/2015	401,079
BNP Paribas	Russell 1000® Financial Services Index	23,325	27,836,331	(0.402)%	10/22/2015	(94,778)
BNP Paribas	Russell 1000® Financial Services Index	20,000	23,443,708	(0.402)%	11/19/2015	341,518

			$3,138,697,327			$593,198,124

The accompanying notes are an integral part of these financial statements.

60	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Financial Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 78.1%
Money Market Funds - 78.1%
220,482,637	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$220,482,637
26,451,530	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	26,451,530
28,309,362	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	28,309,362

	TOTAL SHORT TERM INVESTMENTS (Cost $275,243,529)	$275,243,529

	TOTAL INVESTMENTS (Cost $275,243,529) - 78.1% (b)	$275,243,529
	Other Assets in Excess of Liabilities - 21.9% (c)	77,288,362

	TOTAL NET ASSETS - 100.0%	$352,531,891

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $275,243,529.

(c)	Includes $4,276,909 cash segregated as collateral for swap contracts.

Direxion Daily Financial Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	Russell 1000® Financial Services Index	65,828	$75,572,599	(0.598)%	12/31/2014	$(3,382,622)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	88,349	104,218,780	(0.448)%	1/16/2015	(943,019)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	78,455	92,978,140	(0.448)%	3/31/2015	(473,215)
Credit Suisse International	Russell 1000® Financial Services Index	359,045	401,239,869	(0.448)%	5/1/2015	(30,230,927)
BNP Paribas	Russell 1000® Financial Services Index	57,034	63,272,840	(0.648)%	5/21/2015	(5,309,600)
BNP Paribas	Russell 1000® Financial Services Index	10,000	11,446,510	(0.648)%	6/18/2015	(573,006)
BNP Paribas	Russell 1000® Financial Services Index	25,651	30,284,592	(0.648)%	7/16/2015	(477,325)
BNP Paribas	Russell 1000® Financial Services Index	40,000	46,042,789	(0.648)%	8/20/2015	(1,836,403)
BNP Paribas	Russell 1000® Financial Services Index	27,415	32,863,218	(0.648)%	9/17/2015	147,658
BNP Paribas	Russell 1000® Financial Services Index	77,515	92,688,128	(0.648)%	11/19/2015	365,814
Deutsche Bank AG London	Russell 1000® Financial Services Index	60,072	69,580,029	(0.348)%	8/21/2017	(1,889,046)

			$1,020,187,494			$(44,601,691)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	61

Direxion Daily Real Estate Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 2.7%
36,865	Vanguard REIT ETF	$2,688,933

	TOTAL INVESTMENT COMPANIES (Cost $2,645,764)	$2,688,933

SHORT TERM INVESTMENTS - 58.8%
Money Market Funds - 58.8%
54,823,796	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	54,823,796
4,510,068	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	4,510,068

	TOTAL SHORT TERM INVESTMENTS (Cost $59,333,864)	$59,333,864

	TOTAL INVESTMENTS (Cost $61,979,628) - 61.5% (b)	$62,022,797
	Other Assets in Excess of Liabilities - 38.5% (c)	38,897,405

	TOTAL NET ASSETS - 100.0%	$100,920,202

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $59,333,864.

Direxion Daily Real Estate Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	MSCI US REIT IndexSM	118,551	$85,293,981	(0.352)%	7/17/2014	$42,873,073
Credit Suisse International	MSCI US REIT IndexSM	93,410	69,106,340	(0.402)%	1/23/2015	31,659,095
Bank of America Merrill Lynch	MSCI US REIT IndexSM	20,644	20,467,954	(0.502)%	3/26/2015	234,907
BNP Paribas	MSCI US REIT IndexSM	10,585	9,587,556	(0.402)%	7/16/2015	1,126,075
BNP Paribas	MSCI US REIT IndexSM	32,741	30,226,489	(0.402)%	8/20/2015	2,880,208
BNP Paribas	MSCI US REIT IndexSM	5,357	5,206,599	(0.402)%	9/17/2015	196,648
BNP Paribas	MSCI US REIT IndexSM	18,019	17,608,956	(0.402)%	11/19/2015	492,448

			$237,497,875			$79,462,454

The accompanying notes are an integral part of these financial statements.

62	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Real Estate Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 86.0%
Money Market Funds - 86.0%
3,192,360	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$3,192,360
3,570,073	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	3,570,073
2,633,060	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	2,633,060

	TOTAL SHORT TERM INVESTMENTS (Cost $9,395,493)	$9,395,493

	TOTAL INVESTMENTS (Cost $9,395,493) - 86.0% (b)	$9,395,493
	Other Assets in Excess of Liabilities- 14.0%	1,530,001

	TOTAL NET ASSETS - 100.0%	$10,925,494

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $9,395,493.

Direxion Daily Real Estate Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	MSCI US REIT IndexSM	2,125	$1,990,317	(0.748)%	7/17/2014	$(221,937)
Bank of America Merrill Lynch	MSCI US REIT IndexSM	12,303	11,920,181	(0.548)%	1/15/2015	(452,456)
Morgan Stanley Capital Services	MSCI US REIT IndexSM	8,768	8,145,333	(0.598)%	1/21/2015	(848,383)
Credit Suisse International	MSCI US REIT IndexSM	4,909	4,563,392	(0.798)%	4/8/2015	(575,736)
BNP Paribas	MSCI US REIT IndexSM	1,691	1,651,219	(0.798)%	10/22/2015	(46,412)
BNP Paribas	MSCI US REIT IndexSM	2,897	2,820,661	(0.798)%	11/19/2015	(88,826)

			$31,091,103			$(2,233,750)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	63

Direxion Daily Technology Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 5.4%
191,948	Technology Select Sector SPDR Fund	$6,996,505

	TOTAL INVESTMENT COMPANIES (Cost $6,971,026)	6,996,505

SHORT TERM INVESTMENTS - 54.8%
Money Market Funds - 54.8%
51,670,841	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	51,670,841
19,160,978	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	19,160,978

	TOTAL SHORT TERM INVESTMENTS (Cost $70,831,819)	$70,831,819

	TOTAL INVESTMENTS - 60.2% (Cost $77,802,845) (b)	$77,828,324
	Other Assets in Excess of Liabilities - 39.8%	51,454,379

	TOTAL NET ASSETS - 100.0%	$129,282,703

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $70,831,819.

Direxion Daily Technology Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
BNP Paribas	Technology Select Sector Index	18,474	$5,378,880	(0.402)%	5/15/2014	$1,520,324
Credit Suisse International	Technology Select Sector Index	493,728	150,189,552	(0.452)%	5/19/2014	32,854,144
BNP Paribas	Technology Select Sector Index	1,385	411,358	(0.402)%	8/21/2014	103,560
BNP Paribas	Technology Select Sector Index	1,215	391,126	(0.402)%	3/19/2015	56,885
BNP Paribas	Technology Select Sector Index	7,055	2,295,309	(0.402)%	4/16/2015	305,886
BNP Paribas	Technology Select Sector Index	12,612	4,273,422	(0.402)%	5/21/2015	369,032
BNP Paribas	Technology Select Sector Index	5,501	1,920,398	(0.402)%	6/18/2015	99,546
Bank of America Merrill Lynch	Technology Select Sector Index	215,340	76,653,412	(0.602)%	7/29/2015	2,142,475
BNP Paribas	Technology Select Sector Index	960	350,278	(0.402)%	9/17/2015	925
BNP Paribas	Technology Select Sector Index	71,791	26,054,820	(0.402)%	11/19/2015	196,131
Deutsche Bank AG London	Technology Select Sector Index	214,828	77,989,497	(0.652)%	5/10/2016	519,334

			$345,908,052			$38,168,242

The accompanying notes are an integral part of these financial statements.

64	DIREXION SEMI-ANNUAL REPORT

Direxion Daily Technology Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 92.4%
Money Market Funds - 92.4%
14,212,705	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$14,212,705
1,626,324	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	1,626,324

	TOTAL SHORT TERM INVESTMENTS (Cost $15,839,029)	$15,839,029

	TOTAL INVESTMENTS (Cost $15,839,029) - 92.4% (b)	$15,839,029
	Other Assets in Excess of Liabilities - 7.6%	1,296,539

	TOTAL NET ASSETS - 100.0%	$17,135,568

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,839,029.

Direxion Daily Technology Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	38,840	$13,928,369	(0.348)%	6/30/2014	$(266,611)
Credit Suisse International	Technology Select Sector Index	85,137	25,721,025	(0.098)%	4/8/2015	(5,957,889)
Bank of America Merrill Lynch	Technology Select Sector Index	16,791	5,989,272	(0.398)%	7/29/2015	(146,527)

			$45,638,666			$(6,371,027)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	65

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 63.6%
Money Market Funds - 63.6%
1,955,356	Dreyfus Treasury Prime Cash Management 0.00% (††)(a)	$1,955,356
500,024	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	500,024

	TOTAL SHORT TERM INVESTMENTS (Cost $2,455,380)	$2,455,380

	TOTAL INVESTMENTS (Cost $2,455,380) - 63.6% (b)	$2,455,380
	Other Assets in Excess of Liabilities - 36.4%	1,406,426

	TOTAL NET ASSETS - 100.0%	$3,861,806

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.
(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,455,380.

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	31,546	$3,208,835	0.198%	4/28/2015	$33,436
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	76,069	7,829,804	(0.402)%	5/21/2015	32,322
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,135	115,210	(0.402)%	6/18/2015	1,654
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,115	111,226	(0.402)%	7/16/2015	3,295
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,353	137,853	(0.402)%	8/20/2015	1,149
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	541	55,236	(0.402)%	9/17/2015	262
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,480	150,277	(0.402)%	11/19/2015	1,101

			$11,608,441			$73,219

The accompanying notes are an integral part of these financial statements.

66	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 61.2%
Money Market Funds - 61.2%
27,206,494	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$27,206,494
9,070,266	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	9,070,266

	TOTAL SHORT TERM INVESTMENTS (Cost $36,276,760)	$36,276,760

	TOTAL INVESTMENTS (Cost $36,276,760) - 61.2% (b)	$36,276,760
	Other Assets in Excess of Liabilities - 38.8%	23,036,685

	TOTAL NET ASSETS - 100.0%	$59,313,445

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,276,760.

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	855,409	$90,761,957	(0.598)%	4/21/2015	$1,150,613
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	152,719	15,221,631	(1.598)%	7/16/2015	(765,331)
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	341,605	34,732,028	(1.098)%	8/5/2015	(337,105)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	87,874	8,860,820	(1.598)%	8/20/2015	(215,121)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	6,135	628,528	(1.598)%	9/17/2015	(2,967)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	160,731	16,296,935	(1.698)%	9/17/2015	(402,260)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	132,922	13,486,141	(1.598)%	11/19/2015	(142,049)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	1,843	187,819	(1.598)%	10/22/2015	(913)

			$180,175,859			$(715,133)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	67

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

INVESTMENT COMPANIES - 0.4%
1,642	iShares 20+ Year Treasury Bond ETF	$182,426

	TOTAL INVESTMENT COMPANIES (Cost $197,844)	$182,426

SHORT TERM INVESTMENTS - 54.7%
Money Market Funds - 54.7%
11,467,991	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	11,467,991
6,130,011	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	6,130,011
4,261,126	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	4,261,126

	TOTAL SHORT TERM INVESTMENTS (Cost $21,859,128)	$21,859,128

	TOTAL INVESTMENTS (Cost $22,056,972) - 55.1% (b)	$22,041,554
	Other Assets in Excess of Liabilities - 44.9%	17,930,881

	TOTAL NET ASSETS - 100.0%	$39,972,435

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,859,128.

Direxion Daily 20+ Year Treasury Bull 3X Shares

Long Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	175,301	$18,911,517	0.298%	4/7/2015	$621,797
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	245,466	26,622,274	0.098%	4/8/2015	988,945
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	219,192	23,872,180	(0.152)%	1/12/2015	535,312
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	307,909	33,709,584	0.048%	1/28/2015	563,636
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	129,905	13,521,217	0.148%	9/17/2015	1,030,651

			$116,636,772			$3,740,341

The accompanying notes are an integral part of these financial statements.

68	DIREXION SEMI-ANNUAL REPORT

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments

April 30, 2014 (Unaudited)

Shares		Value

SHORT TERM INVESTMENTS - 72.8%
Money Market Funds - 72.8%
224,803,320	Dreyfus Treasury Prime Cash Management, 0.00% (††)(a)	$224,803,320
98,240,564	Goldman Sachs Financial Square Treasury Instruments Fund, 0.00% (††)(a)	98,240,564
71,976,401	Morgan Stanley Institutional Global Liquidity Treasury Fund, 0.03% (a)	71,976,401

	TOTAL SHORT TERM INVESTMENTS (Cost $395,020,285)	$395,020,285

	TOTAL INVESTMENTS (Cost $395,020,285) - 72.8% (b)	$395,020,285
	Other Assets in Excess of Liabilities - 27.2%	147,257,294

	TOTAL NET ASSETS - 100.0%	$542,277,579

Percentages are stated as a percent of net assets.

(††)	Less than 0.005%.

(a)	Represents annualized seven-day yield at April 30, 2014.

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $395,020,285.

Direxion Daily 20+ Year Treasury Bear 3X Shares

Short Equity Swap Contracts

April 30, 2014 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	iShares 20+ Year Treasury Bond ETF	2,389,172	$287,825,515	(0.798)%	5/9/2014	$12,705,666
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	3,132,708	331,022,654	(0.748)%	1/12/2015	(19,152,805)
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	3,133,768	341,670,233	(1.048)%	1/28/2015	(6,871,811)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	3,408,501	395,901,033	(0.598)%	5/7/2015	4,117,631
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	2,578,942	268,001,845	(0.548)%	9/17/2015	(21,498,937)

			$1,624,421,280			$(30,700,256)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	69

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$200,693,744	$164,920,886	$37,395,599	$6,465,608
Cash	132,617,454	72,412,444	27,268,016	3,160,342
Cash collateral for swaps	—	390,000	—	—
Receivable for Fund shares sold	2,015	—	—	—
Dividend and interest receivable	836	511	382	80
Due from brokers for swaps	96,093	—	—	7,559
Unrealized appreciation on swaps	96,185,141	—	23,853,552	—
Prepaid expenses and other assets	18,195	18,480	11,077	17,016

Total Assets	429,613,478	237,742,321	88,528,626	9,650,605

Liabilities:
Payable for Fund shares redeemed	6,716,503	—	—	—
Unrealized depreciation on swaps	—	51,661,006	655,215	1,115,038
Due to investment adviser, net	206,597	112,481	37,192	3,038
Due to brokers for swaps	93,306,410	147,833	23,066,797	26,012
Accrued expenses and other liabilities	190,747	124,852	54,213	24,954

Total Liabilities	100,420,257	52,046,172	23,813,417	1,169,042

Net Assets	$329,193,221	$185,696,149	$64,715,209	$8,481,563

Net Assets Consist of:
Capital stock	$151,209,340	$1,080,619,168	$39,334,901	$74,845,099
Accumulated net investment loss, net of income taxes	(1,577,524)	(2,474,034)	(285,993)	(131,931)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	83,337,836	(840,787,979)	2,467,443	(65,116,567)
Net unrealized appreciation (depreciation) on:
Investment securities	38,428	—	521	—
Swaps	96,185,141	(51,661,006)	23,198,337	(1,115,038)

Net Assets	$329,193,221	$185,696,149	$64,715,209	$8,481,563

Calculation of Net Asset Value Per Share:
Net assets	$329,193,221	$185,696,149	$64,715,209	$8,481,563
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,901,251	6,225,675	800,033	508,158
Net assets value, redemption price and offering price per share	$67.17	$29.83	$80.89	$16.69

Cost of Investments	$200,655,316	$164,920,886	$37,395,078	$6,465,608

The accompanying notes are an integral part of these financial statements.

70	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$755,922,519	$468,680,125	$7,513,084	$3,140,280
Cash	426,240,939	225,584,892	4,576,829	742,961
Receivable for Fund shares sold	6,698,266	—	—	—
Due from investment adviser, net	—	—	—	2,082
Dividend and interest receivable	2,875	1,564	—	—
Due from brokers for swaps	—	2,031,288	289	—
Unrealized appreciation on swaps	277,361,103	28,190,819	4,274,351	685,308
Prepaid expenses and other assets	38,926	41,095	10,048	10,460

Total Assets	1,466,264,628	724,529,783	16,374,601	4,581,091

Liabilities:
Payable for Fund shares redeemed	—	12,355,830	—	—
Payable for investments purchased	45,851,600	—	—	—
Unrealized depreciation on swaps	25,111,633	62,486,293	1,844	120,704
Due to investment adviser, net	638,189	355,594	5,138	—
Due to brokers for swaps	269,840,000	31,202,385	4,220,007	650,000
Accrued expenses and other liabilities	554,615	440,476	16,841	15,759

Total Liabilities	341,996,037	106,840,578	4,243,830	786,463

Net Assets	$1,124,268,591	$617,689,205	$12,130,771	$3,794,628

Net Assets Consist of:
Capital stock	$760,529,245	$3,129,789,621	$9,776,754	$3,794,805
Accumulated net investment loss, net of income taxes	(3,985,865)	(9,447,432)	(25,110)	(16,693)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	115,608,138	(2,468,357,510)	(1,887,461)	(548,088)
Net unrealized appreciation (depreciation) on:
Investment securities	(132,397)	—	(5,919)	—
Swaps	252,249,470	(34,295,474)	4,272,507	564,604

Net Assets	$1,124,268,591	$617,689,205	$12,130,771	$3,794,628

Calculation of Net Asset Value Per Share:
Net assets	$1,124,268,591	$617,689,205	$12,130,771	$3,794,628
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	16,350,034	35,948,480	550,001	100,001
Net assets value, redemption price and offering price per share	$68.76	$17.18	$22.06	$37.95

Cost of Investments	$756,054,916	$468,680,125	$7,519,003	$3,140,280

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	71

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$33,158,134	$4,519,621	$192,933,812	$92,335,581
Cash	19,455,682	2,263,482	90,180,680	42,902,943
Receivable for Fund shares sold	—	—	16,322	—
Due from investment adviser, net	—	2,052	—	—
Dividend and interest receivable	150	25	536	376
Due from brokers for swaps	—	63,239	—	—
Unrealized appreciation on swaps	12,817,752	—	29,867,869	281,827
Prepaid expenses and other assets	44,810	48,606	20,749	19,115

Total Assets	65,476,528	6,897,025	313,019,968	135,539,842

Liabilities:
Payable for Fund shares redeemed	—	—	—	3,907,263
Unrealized depreciation on swaps	—	1,293,817	—	9,844,390
Due to investment adviser, net	28,609	—	183,330	74,888
Due to brokers for swaps	11,834,183	32,717	31,459,510	340,001
Accrued expenses and other liabilities	29,962	24,200	171,748	73,633

Total Liabilities	11,892,754	1,350,734	31,814,588	14,240,175

Net Assets	$53,583,774	$5,546,291	$281,205,380	$121,299,667

Net Assets Consist of:
Capital stock	$38,562,896	$45,604,153	$406,635,776	$425,303,685
Accumulated net investment loss, net of income taxes	(225,529)	(120,379)	(2,287,525)	(1,392,708)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	2,353,272	(38,643,666)	(152,881,012)	(293,048,747)
Net unrealized appreciation (depreciation) on:
Investment securities	75,383	—	(129,728)	—
Swaps	12,817,752	(1,293,817)	29,867,869	(9,562,563)

Net Assets	$53,583,774	$5,546,291	$281,205,380	$121,299,667

Calculation of Net Asset Value Per Share:
Net assets	$53,583,774	$5,546,291	$281,205,380	$121,299,667
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	700,001	184,916	10,578,932	3,177,763
Net assets value, redemption price and offering price per share	$76.55	$29.99	$26.58	$38.17

Cost of Investments	$33,082,751	$4,519,621	$193,063,540	$92,335,581

The accompanying notes are an integral part of these financial statements.

72	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily FTSE Europe Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$77,833,360	$14,641,322	$4,705,814	$2,273,986
Cash	27,244,962	6,338,890	1,301,800	1,475,440
Cash collateral for swaps	—	—	61,100	—
Due from investment adviser, net	—	—	1,855	2,221
Dividend and interest receivable	365	129	—	—
Unrealized appreciation on swaps	1,079,933	2,286,470	490,614	—
Prepaid expenses and other assets	30,206	20,464	12,477	12,456

Total Assets	106,188,826	23,287,275	6,573,660	3,764,103

Liabilities:
Unrealized depreciation on swaps	13,574,033	564,217	—	353,406
Due to investment adviser, net	54,921	9,610	—	—
Due to brokers for swaps	1,411,019	2,291,433	—	8,413
Accrued expenses and other liabilities	84,422	26,447	10,346	10,266

Total Liabilities	15,124,395	2,891,707	10,346	372,085

Net Assets	$91,064,431	$20,395,568	$6,563,314	$3,392,018

Net Assets Consist of:
Capital stock	$106,403,275	$38,709,407	$6,084,546	$4,000,040
Undistributed (Accumulated) net investment income (loss), net of income taxes	(860,511)	(138,730)	5,093	(10,091)
Accumulated net realized loss, net of income taxes	(1,333,713)	(19,897,362)	(75,821)	(244,525)
Net unrealized appreciation (depreciation) on:
Investment securities	(650,520)	—	58,882	—
Swaps	(12,494,100)	1,722,253	490,614	(353,406)

Net Assets	$91,064,431	$20,395,568	$6,563,314	$3,392,018

Calculation of Net Asset Value Per Share:
Net assets	$91,064,431	$20,395,568	$6,563,314	$3,392,018
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	4,250,011	819,973	150,001	100,001
Net assets value, redemption price and offering price per share	$21.43	$24.87	$43.76	$33.92

Cost of Investments	$78,483,880	$14,641,322	$4,646,932	$2,273,986

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	73

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares	Direxion Daily Japan Bear 3X Shares	Direxion Daily Latin America Bull 3X Shares
Assets:
Investments, at market value (Note 2)	$24,982,849	$6,511,369	$2,010,000	$15,986,157
Cash	14,004,706	2,133,370	1,217,145	6,546,254
Due from investment adviser, net	—	—	2,631	—
Dividend and interest receivable	92	—	—	—
Due from brokers for swaps	—	—	—	208,733
Unrealized appreciation on swaps	12,821,148	—	—	4,009,769
Prepaid expenses and other assets	16,494	15,822	15,621	16,608

Total Assets	51,825,289	8,660,561	3,245,397	26,767,521

Liabilities:
Payable for Fund shares redeemed	40,516	—	—	—
Unrealized depreciation on swaps	22,592	897,924	86,887	194
Due to investment adviser, net	21,502	638	—	11,609
Due to brokers for swaps	13,003,910	9,946	—	4,100,198
Accrued expenses and other liabilities	38,104	12,936	11,815	33,105

Total Liabilities	13,126,624	921,444	98,702	4,145,106

Net Assets	$38,698,665	$7,739,117	$3,146,695	$22,622,415

Net Assets Consist of:
Capital stock	$43,591,606	$9,180,976	$3,818,963	$48,385,794
Accumulated net investment loss, net of income taxes	(355,380)	(30,055)	(7,315)	(121,991)
Accumulated net realized loss, net of income taxes	(17,352,895)	(321,175)	(578,066)	(29,765,530)
Net unrealized appreciation (depreciation) on:
Investment securities	16,778	(192,705)	—	114,567
Swaps	12,798,556	(897,924)	(86,887)	4,009,575

Net Assets	$38,698,665	$7,739,117	$3,146,695	$22,622,415

Calculation of Net Asset Value Per Share:
Net assets	$38,698,665	$7,739,117	$3,146,695	$22,622,415
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	624,864	200,001	100,001	1,029,860
Net assets value, redemption price and offering price per share	$61.93	$38.70	$31.47	$21.97

Cost of Investments	$24,966,071	$6,704,074	$2,010,000	$15,871,590

The accompanying notes are an integral part of these financial statements.

74	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$73,945,001	$16,552,842	$1,930,131	$1,100,070
Cash	8,104,170	7,382,083	615,135	194,980
Receivable for Fund shares sold	28,147	—	—	—
Due from investment adviser, net	—	—	2,273	3,161
Dividend and interest receivable	125	70	11	5
Due from brokers for swaps	—	—	4,507	—
Unrealized appreciation on swaps	1,106,759	1,494,084	585,482	739
Prepaid expenses and other assets	14,176	12,915	9,932	9,927

Total Assets	83,198,378	25,441,994	3,147,471	1,308,882

Liabilities:
Payable for Fund shares redeemed	10,405	—	—	—
Unrealized depreciation on swaps	3,781,877	756,278	—	87,593
Due to investment adviser, net	36,271	10,540	—	—
Due to brokers for swaps	64,961	1,631,614	680,132	—
Accrued expenses and other liabilities	31,246	22,140	14,197	13,514

Total Liabilities	3,924,760	2,420,572	694,329	101,107

Net Assets	$79,273,618	$23,021,422	$2,453,142	$1,207,775

Net Assets Consist of:
Capital stock	$89,103,402	$38,917,743	$1,162,667	$1,930,496
Accumulated net investment loss, net of income taxes	(318,169)	(158,467)	(4,705)	(9,247)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	(6,773,090)	(16,475,660)	664,611	(626,620)
Net unrealized appreciation (depreciation) on:
Investment securities	(63,407)	—	45,087	—
Swaps	(2,675,118)	737,806	585,482	(86,854)

Net Assets	$79,273,618	$23,021,422	$2,453,142	$1,207,775

Calculation of Net Asset Value Per Share:
Net assets	$79,273,618	$23,021,422	$2,453,142	$1,207,775
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,949,849	1,300,001	50,001	50,001
Net assets value, redemption price and offering price per share	$13.32	$17.71	$49.06	$24.16

Cost of Investments	$74,008,408	$16,552,842	$1,885,044	$1,100,070

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	75

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares
Assets:
Investments, at market value (Note 2)	$4,801,991	$558,175,643	$129,570,812	$74,911,436
Cash	970,484	224,441,405	49,499,606	15,387,438
Cash collateral for swaps	—	—	—	14,720,000
Due from investment adviser, net	181	—	—	—
Dividend and interest receivable	—	1,008	1,307	323
Due from brokers for swaps	—	525,835	1,491,284	—
Unrealized appreciation on swaps	2,739,603	133,403,903	36,473,583	22,858,635
Prepaid expenses and other assets	11,922	26,429	29,707	14,345

Total Assets	8,524,181	916,574,223	217,066,299	127,892,177

Liabilities:
Payable for Fund shares redeemed	—	4,142,172	4,797,879	—
Unrealized depreciation on swaps	—	35,335,254	1,024,069	441,406
Due to investment adviser, net	—	449,170	109,918	62,069
Due to brokers for swaps	2,567,263	144,978,336	35,260,000	22,208,173
Accrued expenses and other liabilities	54,571	303,975	98,132	57,852

Total Liabilities	2,621,834	185,208,907	41,289,998	22,769,500

Net Assets	$5,902,347	$731,365,316	$175,776,301	$105,122,677

Net Assets Consist of:
Capital stock	$4,465,973	$1,782,950,076	$210,215,742	$77,602,279
Accumulated net investment loss, net of income taxes	(29,392)	(6,012,601)	(914,176)	(184,553)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	(1,370,200)	(1,137,750,457)	(68,974,779)	4,275,502
Net unrealized appreciation (depreciation) on:
Investment securities	96,363	(5,890,351)	—	1,012,220
Swaps	2,739,603	98,068,649	35,449,514	22,417,229

Net Assets	$5,902,347	$731,365,316	$175,776,301	$105,122,677

Calculation of Net Asset Value Per Share:
Net assets	$5,902,347	$731,365,316	$175,776,301	$105,122,677
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,001	20,124,756	7,450,002	1,350,002
Net assets value, redemption price and offering price per share	$59.02	$36.34	$23.59	$77.87

Cost of Investments	$4,705,628	$564,065,994	$129,570,812	$73,899,216

The accompanying notes are an integral part of these financial statements.

76	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$111,381,043	$17,538,863	$8,794,254	$9,310,650
Cash	16,977,461	8,199,596	8,865,087	3,656,310
Receivable for Fund shares sold	1,971,942	—	—	—
Dividend and interest receivable	198	93	128	35
Foreign tax reclaims	—	—	2,195	—
Unrealized appreciation on swaps	—	6,941,376	12,757,647	—
Prepaid expenses and other assets	14,012	12,310	14,308	13,966

Total Assets	130,344,656	32,692,238	30,433,619	12,980,961

Liabilities:
Unrealized depreciation on swaps	24,996,350	491,772	—	3,824,948
Due to investment adviser, net	54,755	13,605	7,130	3,624
Due to brokers for swaps	1,341,431	6,070,000	12,658,497	66,111
Accrued expenses and other liabilities	25,098	16,031	29,708	22,072

Total Liabilities	26,417,634	6,591,408	12,695,335	3,916,755

Net Assets	$103,927,022	$26,100,830	$17,738,284	$9,064,206

Net Assets Consist of:
Capital stock	$127,917,999	$26,693,019	$5,892,458	$18,510,613
Accumulated net investment loss, net of income taxes	(180,488)	(61,737)	(78,597)	(84,961)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	1,220,891	(6,980,056)	(806,682)	(5,536,498)
Net unrealized appreciation (depreciation) on:
Investment securities	(35,030)	—	(26,542)	—
Swaps	(24,996,350)	6,449,604	12,757,647	(3,824,948)

Net Assets	$103,927,022	$26,100,830	$17,738,284	$9,064,206

Calculation of Net Asset Value Per Share:
Net assets	$103,927,022	$26,100,830	$17,738,284	$9,064,206
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	5,350,001	1,150,001	350,001	612,458
Net assets value, redemption price and offering price per share	$19.43	$22.70	$50.68	$14.80

Cost of Investments	$111,416,073	$17,538,863	$8,820,796	$9,310,650

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	77

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$5,970,577	$46,004,355	$18,565,831
Cash	6,396,971	33,285,052	8,183,227
Dividend and interest receivable	1,270	16,918	58
Due from brokers for swaps	—	148,075	—
Unrealized appreciation on swaps	6,564,054	55,869,029	11,390
Prepaid expenses and other assets	15,187	14,103	14,071

Total Assets	18,948,059	135,337,532	26,774,577

Liabilities:
Payable for Fund shares redeemed	5,003	—	—
Unrealized depreciation on swaps	5,973	479,617	7,339,858
Due to investment adviser, net	6,372	44,015	6,921
Due to brokers for swaps	6,418,381	55,110,000	2,281
Accrued expenses and other liabilities	31,929	68,011	33,535

Total Liabilities	6,467,658	55,701,643	7,382,595

Net Assets	$12,480,401	$79,635,889	$19,391,982

Net Assets Consist of:
Capital stock	$7,409,615	$23,017,797	$84,053,229
Accumulated net investment loss, net of income taxes	(52,420)	(222,421)	(416,802)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	(1,345,242)	1,408,172	(56,915,977)
Net unrealized appreciation (depreciation) on:
Investment securities	(89,633)	42,929	—
Swaps	6,558,081	55,389,412	(7,328,468)

Net Assets	$12,480,401	$79,635,889	$19,391,982

Calculation of Net Asset Value Per Share:
Net assets	$12,480,401	$79,635,889	$19,391,982
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	200,003	950,001	699,848
Net assets value, redemption price and offering price per share	$62.40	$83.83	$27.71

Cost of Investments	$6,060,210	$45,961,426	$18,565,831

The accompanying notes are an integral part of these financial statements.

78	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$58,735,499	$41,607,734	$789,444,920	$275,243,529
Cash	79,752,247	22,063,764	479,835,690	125,465,273
Cash collateral for swaps	—	790,000	1,261,794	4,276,909
Receivable for Fund shares sold	—	—	—	302
Receivable for investments sold	—	—	152,692	—
Dividend and interest receivable	—	132	65,716	612
Due from brokers for swaps	98,031	—	—	—
Foreign tax reclaims	—	—	456	—
Unrealized appreciation on swaps	133,353,856	—	593,293,539	513,472
Prepaid expenses and other assets	24,089	15,804	63,458	50,868

Total Assets	271,963,722	64,477,434	1,864,118,265	405,550,965

Liabilities:
Payable for Fund shares redeemed	—	—	67,759	7,279,404
Payable for investments purchased	—	—	152,614	—
Unrealized depreciation on swaps	730	13,592,157	95,415	45,115,163
Due to investment adviser, net	82,171	27,727	744,625	217,767
Due to brokers for swaps	133,710,016	18,689	580,310,000	173,121
Accrued expenses and other liabilities	93,154	102,486	714,568	233,619

Total Liabilities	133,886,071	13,741,059	582,084,981	53,019,074

Net Assets	$138,077,651	$50,736,375	$1,282,033,284	$352,531,891

Net Assets Consist of:
Capital stock	$(4,627,355)	$240,595,447	$770,314,775	$4,710,241,752
Accumulated net investment loss, net of income taxes	(674,391)	(903,608)	(5,064,902)	(6,500,578)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	9,978,071	(175,363,307)	(75,393,108)	(4,306,607,592)
Net unrealized appreciation (depreciation) on:
Investment securities	48,200	—	(1,021,605)	—
Swaps	133,353,126	(13,592,157)	593,198,124	(44,601,691)

Net Assets	$138,077,651	$50,736,375	$1,282,033,284	$352,531,891

Calculation of Net Asset Value Per Share:
Net assets	$138,077,651	$50,736,375	$1,282,033,284	$352,531,891
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,300,017	3,187,220	14,274,972	17,503,453
Net assets value, redemption price and offering price per share	$106.21	$15.92	$89.81	$20.14

Cost of Investments	$58,687,299	$41,607,734	$790,466,525	$275,243,529

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	79

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$62,022,797	$9,395,493	$77,828,324	$15,839,029
Cash	37,609,462	3,772,492	50,476,274	7,688,281
Dividend and interest receivable	—	64	—	—
Due from brokers for swaps	—	—	—	17,194
Unrealized appreciation on swaps	79,462,454	—	38,168,242	—
Prepaid expenses and other assets	14,779	46,211	13,882	13,465

Total Assets	179,109,492	13,214,260	166,486,722	23,557,969

Liabilities:
Unrealized depreciation on swaps	—	2,233,750	—	6,371,027
Due to investment adviser, net	55,166	1,823	74,754	8,370
Due to brokers for swaps	78,060,305	23,071	37,041,129	5,950
Accrued expenses and other liabilities	73,819	30,122	88,136	37,054

Total Liabilities	78,189,290	2,288,766	37,204,019	6,422,401

Net Assets	$100,920,202	$10,925,494	$129,282,703	$17,135,568

Net Assets Consist of:
Capital stock	$55,481,533	$176,434,188	$76,172,782	$133,905,358
Accumulated net investment loss, net of income taxes	(509,333)	(179,078)	(572,566)	(262,497)
Undistributed (Accumulated) net realized gain (loss), net of income taxes	(33,557,621)	(163,095,866)	15,488,766	(110,136,266)
Net unrealized appreciation (depreciation) on:
Investment securities	43,169	—	25,479	—
Swaps	79,462,454	(2,233,750)	38,168,242	(6,371,027)

Net Assets	$100,920,202	$10,925,494	$129,282,703	$17,135,568

Calculation of Net Asset Value Per Share:
Net assets	$100,920,202	$10,925,494	$129,282,703	$17,135,568
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	1,850,000	258,309	1,350,000	921,873
Net assets value, redemption price and offering price per share	$54.55	$42.30	$95.76	$18.59

Cost of Investments	$61,979,628	$9,395,493	$77,802,845	$15,839,029

The accompanying notes are an integral part of these financial statements.

80	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Assets:
Investments, at market value (Note 2)	$2,455,380	$36,276,760	$22,041,554	$395,020,285
Cash	1,316,629	25,400,079	14,967,324	201,457,882
Receivable for Fund shares sold	—	—	2,855,309	—
Due from investment adviser, net	1,458	—	—	—
Dividend and interest receivable	12	204	105	1,771
Due from brokers for swaps	33,361	—	—	89,033
Unrealized appreciation on swaps	73,219	1,150,613	3,740,341	16,823,297
Prepaid expenses and other assets	11,137	11,500	12,348	27,219

Total Assets	3,891,196	62,839,156	43,616,981	613,419,487

Liabilities:
Payable for Fund shares redeemed	—	—	—	2,692,118
Unrealized depreciation on swaps	—	1,865,746	—	47,523,553
Due to investment adviser, net	—	36,270	20,039	347,748
Due to brokers for swaps	—	1,578,182	3,588,742	20,331,480
Accrued expenses and other liabilities	29,390	45,513	35,765	247,009

Total Liabilities	29,390	3,525,711	3,644,546	71,141,908

Net Assets	$3,861,806	$59,313,445	$39,972,435	$542,277,579

Net Assets Consist of:
Capital stock	$3,872,135	$112,938,735	$44,222,256	$1,140,816,622
Accumulated net investment loss, net of income taxes	(17,579)	(713,581)	(89,974)	(6,043,310)
Accumulated net realized loss, net of income taxes	(65,969)	(52,196,576)	(7,884,770)	(561,795,477)
Net unrealized appreciation (depreciation) on:
Investment securities	—	—	(15,418)	—
Swaps	73,219	(715,133)	3,740,341	(30,700,256)

Net Assets	$3,861,806	$59,313,445	$39,972,435	$542,277,579

Calculation of Net Asset Value Per Share:
Net assets	$3,861,806	$59,313,445	$39,972,435	$542,277,579
Shares outstanding (unlimited shares of beneficial interest authorized, par value)	100,000	2,600,000	700,000	10,199,789
Net assets value, redemption price and offering price per share	$38.62	$22.81	$57.10	$53.17

Cost of Investments	$2,455,380	$36,276,760	$22,056,972	$395,020,285

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	81

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares	Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Investment income:
Dividend income	$160,482	$—	$532	$—
Interest income	5,333	2,698	2,382	555

Total investment income	165,815	2,698	2,914	555

Expenses:
Investment advisory fees	1,295,464	676,611	221,487	33,996
Licensing fees	138,183	72,172	23,625	3,626
Administration fees	49,164	25,670	8,392	1,292
Accounting fees	41,374	21,847	7,101	1,102
Interest expense	40,921	134	8,357	6
Professional fees	35,449	31,519	15,428	8,913
Reports to shareholders	29,282	16,070	4,745	822
Custody fees	22,440	10,196	5,291	1,273
Transfer agent fees	21,141	13,009	4,628	1,621
Insurance fees	6,748	3,746	1,110	193
Trustees’ fees and expenses	5,646	3,162	931	163
Pricing fees	4,669	5,587	5,587	5,587
Exchange listing fees	3,606	3,813	2,745	2,949
Compliance fees	1,766	990	291	51
Other	1,376	1,156	863	766

Total Expenses	1,697,229	885,682	310,581	62,360
Recoupment of expenses to Adviser	3,090	—	—	—
Less: reimbursement of expenses from Adviser	(18,478)	(28,507)	(21,674)	(19,293)

Net Expenses	1,681,841	857,175	288,907	43,067

Net investment loss	(1,516,026)	(854,477)	(285,993)	(42,512)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	1,069	—	—	—
In-kind redemptions	1,145,386	—	166,053	—
Swaps	82,843,854	(71,701,551)	2,474,603	(2,717,218)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	83,990,309	(71,701,551)	2,640,656	(2,717,218)

Change in net unrealized appreciation (depreciation) on:
Investment securities	64,416	—	(1,537)	—
Swaps	(7,986,548)	21,198,358	5,705,949	651,627

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(7,922,132)	21,198,358	5,704,412	651,627

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	76,068,177	(50,503,193)	8,345,068	(2,065,591)

Net increase (decrease) in net assets resulting from operations	$74,552,151	$(51,357,670)	$8,059,075	$(2,108,103)

The accompanying notes are an integral part of these financial statements.

82	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares	Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Investment income:
Dividend income	$235,774	$—	$17,350	$—
Interest income	15,447	10,830	7	1

Total investment income	251,221	10,830	17,357	1

Expenses:
Investment advisory fees	3,231,433	2,294,153	28,779	10,632
Licensing fees	545,238	407,757	10,509	8,573
Interest expense	125,170	3,061	236	418
Administration fees	122,471	86,976	1,082	403
Accounting fees	102,730	73,802	923	336
Reports to shareholders	68,758	52,916	454	229
Professional fees	53,204	52,977	7,823	7,749
Custody fees	51,009	33,686	961	624
Transfer agent fees	48,527	40,075	1,480	1,136
Insurance fees	15,784	12,294	111	52
Trustees’ fees and expenses	13,202	10,363	94	43
Pricing fees	5,587	5,587	4,654	4,601
Compliance fees	4,131	3,243	29	13
Exchange listing fees	2,745	5,443	2,340	2,340
Excise tax	—	—	—	2,808
Other	2,615	3,138	760	748

Total Expenses	4,392,604	3,085,471	60,235	40,705
Less: reimbursement of expenses from Adviser	(174,286)	(176,483)	(23,545)	(24,011)

Net Expenses	4,218,318	2,908,988	36,690	16,694

Net investment loss	(3,967,097)	(2,898,158)	(19,333)	(16,693)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	528,152	(309,735)
In-kind redemptions	2,199,529	—	(212,032)	—
Swaps	116,829,652	(143,802,827)	(384,554)	—

Net Realized gain (loss) on investment securities, in-kind redemptions, and swaps	119,029,181	(143,802,827)	(68,434)	(309,735)

Change in net unrealized appreciation (depreciation) on:
Investment securities	171,473	—	(245,696)	—
Swaps	(8,469,544)	71,879,627	2,546,868	139,009

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(8,298,071)	71,879,627	2,301,172	139,009

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	110,731,110	(71,923,200)	2,232,738	(170,726)

Net increase (decrease) in net assets resulting from operations	$106,764,013	$(74,821,358)	$2,213,405	$(187,419)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	83

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares	Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $236, $-, $- and $-, respectively)	$236	$—	$401,652	$—
Interest income	1,208	96	3,931	1,850

Total investment income	1,444	96	405,583	1,850

Expenses:
Investment advisory fees	176,403	29,817	1,181,163	429,146
Licensing fees	26,033	25,938	143,074	53,530
Professional fees	11,579	10,370	36,655	26,204
Administration fees	6,688	1,133	44,828	16,258
Accounting fees	5,712	961	38,109	13,689
Pricing fees	5,587	5,587	5,587	5,587
Transfer agent fees	4,245	1,503	21,839	7,606
Custody fees	4,236	1,224	21,396	8,697
Reports to shareholders	3,921	724	27,079	9,144
Interest expense	3,528	302	5,566	1,097
Exchange listing fees	2,746	2,979	9,559	4,023
Insurance fees	932	167	6,358	2,112
Trustees’ fees and expenses	785	141	5,346	1,772
Compliance fees	246	44	1,672	554
Other	858	761	1,457	1,075

Total Expenses	253,499	81,651	1,549,688	580,494
Recoupment of expenses to Adviser	42	—	41	126
Less: reimbursement of expenses from Adviser	(26,568)	(43,581)	(48,023)	(35,937)

Net Expenses	226,973	38,070	1,501,706	544,683

Net investment loss	(225,529)	(37,974)	(1,096,123)	(542,833)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(41,532)	—	(1,885,250)	—
In-kind redemptions	158,245	—	1,204,331	—
Swaps	2,763,235	(2,017,799)	(17,244,538)	(23,068,545)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	2,879,948	(2,017,799)	(17,925,457)	(23,068,545)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(201,791)	—	(23,659)	—
Swaps	1,566,524	647,543	(2,975,834)	2,984,276

Change in net unrealized appreciation (depreciation) on investment securities and swaps	1,364,733	647,543	(2,999,493)	2,984,276

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	4,244,681	(1,370,256)	(20,924,950)	(20,084,269)

Net increase (decrease) in net assets resulting from operations	$4,019,152	$(1,408,230)	$(22,021,073)	$(20,627,102)

The accompanying notes are an integral part of these financial statements.

84	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Period Ended April 30, 2014 (Unaudited)

	Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares	Direxion Daily FTSE Europe Bull 3X Shares[1]	Direxion Daily FTSE Europe Bear 3X Shares[1]
Investment income:
Dividend income (net of foreign withholding tax of $800, $-, $- and $-, respectively)	$2,018	$—	$15,277	$—
Interest income	1,156	371	—	—

Total investment income	3,174	371	15,277	—

Expenses:
Investment advisory fees	340,109	54,993	8,040	7,957
Licensing fees	41,915	6,844	322	318
Professional fees	22,981	7,946	5,693	5,694
Administration fees	12,902	2,075	547	568
Accounting fees	10,960	1,727	326	323
Custody fees	8,211	1,637	1,141	1,140
Reports to shareholders	7,671	943	1,383	1,383
Transfer agent fees	6,917	1,678	668	667
Interest expense	5,587	490	—	13
Pricing fees	5,587	5,587	2,170	2,170
Exchange listing fees	2,922	3,135	1,356	1,356
Insurance fees	1,801	216	—	—
Trustees’ fees and expenses	1,513	179	41	44
Compliance fees	474	56	20	21
Offering fees	—	—	2,998	2,998
Other	944	761	410	410

Total Expenses	470,494	88,267	25,115	25,062
Less: reimbursement of expenses from Adviser	(34,102)	(18,120)	(14,931)	(14,971)

Net Expenses	436,392	70,147	10,184	10,091

Net investment income (loss)	(433,218)	(69,776)	5,093	(10,091)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	1,874,689	—	—	—
In-kind redemptions	443,197	—	—	—
Swaps	23,118,148	(4,046,946)	(75,821)	(244,525)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	25,436,034	(4,046,946)	(75,821)	(244,525)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(2,250,822)	—	58,882	—
Swaps	(51,326,165)	4,545,450	490,614	(353,406)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(53,576,987)	4,545,450	549,496	(353,406)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(28,140,953)	498,504	473,675	(597,931)

Net increase (decrease) in net assets resulting from operations	$(28,574,171)	$428,728	$478,768	$(608,022)

[1]	Represents the period from January 22, 2014 (commencement of operations) to April 30, 2014.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	85

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily India Bull 3X Shares	Direxion Daily Japan Bull 3X Shares	Direxion Daily Japan Bear 3X Shares	Direxion Daily Latin America Bull 3X Shares
Investment income:
Dividend income	$4,623	$3,378	$—	$64,544
Interest income	589	—	—	1

Total investment income	5,212	3,378	—	64,545

Expenses:
Investment advisory fees	136,949	26,236	6,625	72,975
Licensing fees	14,608	12,397	12,397	9,730
Professional fees	11,284	7,833	7,721	10,811
Pricing fees	5,587	3,767	3,461	5,587
Administration fees	5,191	993	250	2,767
Accounting fees	4,414	832	209	2,385
Custody fees	3,548	1,030	758	2,636
Transfer agent fees	3,386	1,369	576	2,475
Interest expense	3,291	200	—	265
Exchange listing fees	3,159	2,340	2,340	8,587
Reports to shareholders	2,988	526	121	1,706
Insurance fees	706	121	28	409
Trustees’ fees and expenses	593	101	23	346
Compliance fees	186	32	7	109
Excise tax	—	—	44	—
Other	825	755	747	798

Total Expenses	196,715	58,532	35,307	121,586
Less: reimbursement of expenses from Adviser	(19,954)	(25,099)	(26,871)	(28,886)

Net Expenses	176,761	33,433	8,436	92,700

Net investment loss	(171,549)	(30,055)	(8,436)	(28,155)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(200,239)	45,683	—	(691,529)
In-kind redemptions	304,250	32,880	—	267,534
Swaps	3,258,166	(305,288)	(75,926)	(3,781,558)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	3,362,177	(226,725)	(75,926)	(4,205,553)

Change in net unrealized appreciation (depreciation) on:
Investment securities	172,107	(279,430)	—	173,878
Swaps	3,475,207	(1,449,509)	143,216	1,438,278

Change in net unrealized appreciation (depreciation) on investment securities and swaps	3,647,314	(1,728,939)	143,216	1,612,156

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	7,009,491	(1,955,664)	67,290	(2,593,397)

Net increase (decrease) in net assets resulting from operations	$6,837,942	$(1,985,719)	$58,854	$(2,621,552)

The accompanying notes are an integral part of these financial statements.

86	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares	Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares
Investment income:
Dividend income	$1,187	$—	$7,078	$—
Interest income	291	129	68	33

Total investment income	1,478	129	7,146	33

Expenses:
Investment advisory fees	109,105	43,171	9,136	5,027
Licensing fees	19,279	6,957	9,235	7,975
Professional fees	10,672	7,887	7,750	7,719
Exchange listing fees	8,223	2,528	2,340	2,340
Pricing fees	6,198	6,198	4,654	5,495
Administration fees	4,099	1,622	347	191
Accounting fees	3,474	1,362	297	161
Custody fees	3,283	1,902	633	736
Transfer agent fees	2,667	1,576	1,166	1,072
Interest expense	1,962	272	279	13
Reports to shareholders	1,739	714	221	117
Insurance fees	415	164	52	27
Trustees’ fees and expenses	349	139	44	23
Compliance fees	109	43	14	7
Other	796	760	750	746

Total Expenses	172,370	75,295	36,918	31,649
Recoupment of expenses to Adviser	87	—	—	—
Less: reimbursement of expenses from Adviser	(32,296)	(20,340)	(25,067)	(25,269)

Net Expenses	140,161	54,955	11,851	6,380

Net investment loss	(138,683)	(54,826)	(4,705)	(6,347)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(326,179)	—	—	—
In-kind redemptions	353,359	—	—	—
Swaps	(1,821,156)	(1,422,386)	840,185	(250,358)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(1,793,976)	(1,422,386)	840,185	(250,358)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(40,658)	—	(10,718)	—
Swaps	(9,853,902)	1,665,287	(477,366)	149,652

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(9,894,560)	1,665,287	(488,084)	149,652

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(11,688,536)	242,901	352,101	(100,706)

Net increase (decrease) in net assets resulting from operations	$(11,827,219)	$188,075	$347,396	$(107,053)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	87

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Basic Materials Bull 3X Shares	Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares	Direxion Daily Healthcare Bull 3X Shares
Investment income:
Dividend income	$11,004	$1,072,466	$—	$223,163
Interest income	—	8,936	7,928	1,552

Total investment income	11,004	1,081,402	7,928	224,715

Expenses:
Investment advisory fees	15,320	2,616,271	707,471	317,521
Licensing fees	13,666	209,302	63,316	36,747
Professional fees	9,253	47,021	17,253	11,004
Pricing fees	8,558	5,267	5,267	6,109
Exchange listing fees	2,502	5,007	2,845	2,502
Transfer agent fees	2,379	48,700	10,692	4,833
Custody fees	849	37,852	13,187	5,680
Administration fees	578	99,181	26,760	12,001
Accounting fees	482	84,621	22,371	9,959
Reports to shareholders	255	57,580	14,114	5,853
Insurance fees	59	13,675	3,223	1,327
Trustees’ fees and expenses	49	11,512	2,691	1,098
Interest expense	17	32,596	25,975	7,075
Compliance fees	15	3,602	842	343
Other	749	3,696	1,018	838

Total Expenses	54,731	3,275,883	917,025	422,890
Recoupment of expenses to Adviser	—	73,469	22,263	—
Less: reimbursement of expenses from Adviser	(35,309)	(2,812)	(17,184)	(13,622)

Net Expenses	19,422	3,346,540	922,104	409,268

Net investment loss	(8,418)	(2,265,138)	(914,176)	(184,553)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	10,536	(24,794,956)	—	(282,804)
In-kind redemptions	—	9,821,506	—	498,163
Swaps	(991)	(238,506,051)	(2,537,904)	4,120,045

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	9,545	(253,479,501)	(2,537,904)	4,335,404

Change in net unrealized appreciation (depreciation) on:
Investment securities	85,829	(3,918,482)	—	1,076,321
Swaps	838,217	131,671,502	(10,185,772)	12,255,501

Change in net unrealized appreciation (depreciation) on investment securities and swaps	924,046	127,753,020	(10,185,772)	13,331,822

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	933,591	(125,726,481)	(12,723,676)	17,667,226

Net increase (decrease) in net assets resulting from operations	$925,173	$(127,991,619)	$(13,637,852)	$17,482,673

The accompanying notes are an integral part of these financial statements.

88	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares	Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $-, $-, $123 and $-, respectively)	$—	$—	$4,163	$—
Interest income	474	413	163	228

Total investment income	474	413	4,326	228

Expenses:
Investment advisory fees	146,256	53,440	62,909	25,713
Licensing fees	20,380	15,658	6,710	2,743
Professional fees	8,013	7,863	10,858	7,832
Administration fees	5,464	2,003	2,390	970
Accounting fees	4,480	1,636	2,058	830
Pricing fees	3,967	3,967	5,587	5,587
Custody fees	2,677	1,403	3,038	1,156
Exchange listing fees	2,340	2,340	2,916	3,159
Transfer agent fees	2,169	1,399	2,278	1,460
Interest expense	1,492	508	3,239	30
Reports to shareholders	1,248	663	1,563	491
Insurance fees	281	148	372	118
Excise tax	268	247	—	—
Trustees’ fees and expenses	160	90	315	100
Compliance fees	70	38	99	32
Other	788	747	791	760

Total Expenses	200,053	92,150	105,123	50,981
Recoupment of expenses to Adviser	299	—	—	—
Less: reimbursement of expenses from Adviser	(13,334)	(23,705)	(22,200)	(18,381)

Net Expenses	187,018	68,445	82,923	32,600

Net investment loss	(186,544)	(68,032)	(78,597)	(32,372)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(1,139,158)	—	8,216	—
In-kind redemptions	1,076,266	—	201,468	—
Swaps	1,682,855	(6,549,070)	1,689,169	(2,876,386)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	1,619,963	(6,549,070)	1,898,853	(2,876,386)

Change in net unrealized appreciation (depreciation) on:
Investment securities	30,421	—	(23,157)	—
Swaps	(24,276,337)	5,746,078	4,469,036	(1,621,831)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(24,245,916)	5,746,078	4,445,879	(1,621,831)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(22,625,953)	(802,992)	6,344,732	(4,498,217)

Net increase (decrease) in net assets resulting from operations	$(22,812,497)	$(871,024)	$6,266,135	$(4,530,589)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	89

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Retail Bull 3X Shares	Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $-, $670 and $-, respectively)	$47,163	$89,429	$—
Interest income	414	1,044	395

Total investment income	47,577	90,473	395

Expenses:
Investment advisory fees	76,409	233,171	84,883
Licensing fees	12,563	31,089	11,318
Professional fees	9,215	19,678	11,200
Pricing fees	5,587	5,587	5,587
Interest expense	3,212	17,544	4
Exchange listing fees	2,916	2,746	2,980
Administration fees	2,907	8,823	3,233
Custody fees	2,686	7,145	2,240
Accounting fees	2,435	7,451	2,775
Transfer agent fees	2,131	4,677	2,700
Reports to shareholders	1,966	4,740	2,333
Insurance fees	444	1,108	545
Trustees’ fees and expenses	372	928	462
Compliance fees	116	290	144
Other	778	861	807

Total Expenses	123,737	345,838	131,211
Less: reimbursement of expenses from Adviser	(23,740)	(32,944)	(23,687)

Net Expenses	99,997	312,894	107,524

Net investment loss	(52,420)	(222,421)	(107,129)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(344)	(7,910)	—
In-kind redemptions	(224,730)	1,083,531	—
Swaps	(713,718)	3,168,066	(14,474,644)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	(938,792)	4,243,687	(14,474,644)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(148,316)	(360,071)	—
Swaps	(1,680,935)	16,995,450	4,149,902

Change in net unrealized appreciation (depreciation) on investment securities and swaps	(1,829,251)	16,635,379	4,149,902

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	(2,768,043)	20,879,066	(10,324,742)

Net increase (decrease) in net assets resulting from operations	$(2,820,463)	$20,656,645	$(10,431,871)

The accompanying notes are an integral part of these financial statements.

90	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares	Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Investment income:
Dividend income (net of foreign withholding tax of $-, $-, $674 and $-, respectively)	$60,594	$—	$871,481	$—
Interest income	12	694	16,058	6,978

Total investment income	60,606	694	887,539	6,978

Expenses:
Investment advisory fees	539,992	218,922	4,499,015	1,562,245
Licensing fees	43,199	17,514	555,512	195,990
Interest expense	42,334	66	231,268	463
Professional fees	30,616	23,335	71,008	35,298
Administration fees	20,506	8,322	170,617	59,364
Accounting fees	17,441	7,063	145,187	51,569
Reports to shareholders	12,744	5,449	98,379	40,777
Transfer agent fees	10,625	4,818	80,901	35,828
Custody fees	10,449	4,227	81,542	22,897
Pricing fees	5,587	5,587	5,587	5,587
Insurance fees	2,985	1,262	23,310	9,766
Exchange listing fees	2,746	3,016	3,816	4,271
Trustees’ fees and expenses	2,512	1,063	19,573	8,313
Compliance fees	786	333	6,124	2,601
Other	1,075	874	4,337	2,503

Total Expenses	743,597	301,851	5,996,176	2,037,472
Recoupment of expenses to Adviser	137	—	357	1,453
Less: reimbursement of expenses from Adviser	(17,410)	(24,484)	(66,513)	(59,616)

Net Expenses	726,324	277,367	5,930,020	1,979,309

Net investment loss	(665,718)	(276,673)	(5,042,481)	(1,972,331)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	—	—	(24,326)	—
In-kind redemptions	456,389	—	6,514,695	—
Swaps	9,548,751	(14,991,742)	114,336,940	(108,882,230)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	10,005,140	(14,991,742)	120,827,309	(108,882,230)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(110,645)	—	(380,768)	—
Swaps	27,359,378	(1,108,450)	103,089,069	(11,285,766)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	27,248,733	(1,108,450)	102,708,301	(11,285,766)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	37,253,873	(16,100,192)	223,535,610	(120,167,996)

Net increase (decrease) in net assets resulting from operations	$36,588,155	$(16,376,865)	$218,493,129	$(122,140,327)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	91

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares	Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Investment income:
Dividend income	$56,555	$—	$30,197	$—
Interest income	70	728	123	17

Total investment income	56,625	728	30,320	17

Expenses:
Investment advisory fees	429,253	48,623	465,818	67,363
Licensing fees	50,307	24,839	37,265	5,389
Professional fees	29,186	19,032	29,085	19,854
Interest expense	24,059	85	12,853	47
Administration fees	16,315	1,849	17,672	2,557
Accounting fees	13,984	1,570	14,848	2,164
Reports to shareholders	10,436	1,262	10,285	1,617
Transfer agent fees	9,395	1,851	8,061	2,119
Custody fees	8,964	1,467	9,811	1,965
Pricing fees	5,587	5,587	5,587	5,587
Exchange listing fees	2,745	9,050	2,745	3,016
Insurance fees	2,479	291	2,368	373
Trustees’ fees and expenses	2,090	245	1,978	314
Compliance fees	654	77	619	98
Other	1,048	773	959	781

Total Expenses	606,502	116,601	619,954	113,244
Less: reimbursement of expenses from Adviser	(38,722)	(54,927)	(17,068)	(27,870)

Net Expenses	567,780	61,674	602,886	85,374

Net investment loss	(511,155)	(60,946)	(572,566)	(85,357)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investment securities	(322,435)	—	190,204	—
In-kind redemptions	408,846	—	160,704	—
Swaps	9,218,288	(1,995,098)	16,230,017	(3,919,050)

Net realized gain (loss) on investment securities, in-kind redemptions, and swaps	9,304,699	(1,995,098)	16,580,925	(3,919,050)

Change in net unrealized appreciation (depreciation) on:
Investment securities	213,586	—	(116,170)	—
Swaps	12,772,066	(944,991)	12,974,274	(1,877,543)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	12,985,652	(944,991)	12,858,104	(1,877,543)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	22,290,351	(2,940,089)	29,439,029	(5,796,593)

Net increase (decrease) in net assets resulting from operations	$21,779,196	$(3,001,035)	$28,866,463	$(5,881,950)

The accompanying notes are an integral part of these financial statements.

92	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares	Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares
Investment income:
Dividend income	$—	$—	$34,815	$—
Interest income	48	476	579	11,248

Total investment income	48	476	35,394	11,248

Expenses:
Investment advisory fees	13,916	222,447	98,753	2,242,030
Licensing fees	12,992	9,956	9,956	89,681
Professional fees	7,778	16,590	11,074	44,370
Pricing fees	7,610	5,587	5,587	5,587
Exchange listing fees	2,833	2,804	2,804	8,951
Transfer agent fees	1,232	4,658	3,108	36,078
Custody fees	822	3,891	2,671	33,747
Administration fees	528	8,441	3,734	85,119
Accounting fees	449	7,137	3,242	71,647
Reports to shareholders	319	5,127	2,072	51,697
Insurance fees	75	1,188	511	11,890
Trustees’ fees and expenses	63	997	434	9,958
Compliance fees	19	312	135	3,116
Interest expense	—	1,141	281	27,970
Other	752	864	824	2,870

Total Expenses	49,388	291,140	145,186	2,724,711
Less: reimbursement of expenses from Adviser	(31,761)	(8,234)	(19,818)	—

Net Expenses	17,627	282,906	125,368	2,724,711

Net investment loss	(17,579)	(282,430)	(89,974)	(2,713,463)

Net Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
In-kind redemptions	—	—	(393,950)	—
Swaps	(65,875)	(2,113,493)	280,782	(39,394,761)

Net realized loss on in-kind redemptions and swaps	(65,875)	(2,113,493)	(113,168)	(39,394,761)

Change in net unrealized appreciation (depreciation) on:
Investment securities	—	—	413,920	—
Swaps	94,456	(510,819)	2,573,950	(78,109,201)

Change in net unrealized appreciation (depreciation) on investment securities and swaps	94,456	(510,819)	2,987,870	(78,109,201)

Net realized and unrealized gain (loss) on investment securities, in-kind redemptions and swaps	28,581	(2,624,312)	2,874,702	(117,503,962)

Net increase (decrease) in net assets resulting from operations	$11,002	$(2,906,742)	$2,784,728	$(120,217,425)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	93

Statements of Changes in Net Assets

	Direxion Daily S&P 500® Bull 3X Shares		Direxion Daily S&P 500® Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(1,516,026)	$(2,056,661)	$(854,477)	$(1,867,905)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	83,990,309	79,045,391	(71,701,551)	(91,568,936)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(7,922,132)	90,096,336	21,198,358	(55,869,892)

Net increase (decrease) in net assets resulting from operations	74,552,151	167,085,066	(51,357,670)	(149,306,733)

Capital share transactions:
Proceeds from shares sold	168,587,990	486,758,050	114,457,486	409,692,232
Cost of shares redeemed	(213,523,569)	(524,312,604)	(76,940,309)	(268,963,960)
Transaction fees	50,947	83,764	23,082	80,685

Net increase (decrease) in net assets resulting from capital transactions	(44,884,632)	(37,470,790)	37,540,259	140,808,957

Total increase (decrease) in net assets	29,667,519	129,614,276	(13,817,411)	(8,497,776)
Net assets:
Beginning of period/year	299,525,702	169,911,426	199,513,560	208,011,336

End of period/year	$329,193,221	$299,525,702	$185,696,149	$199,513,560

Accumulated net investment loss at end of period/year	$(1,577,524)	$(61,498)	$(2,474,034)	$(1,619,557)

Changes in shares outstanding
Shares outstanding, beginning of period/year	5,501,251	6,001,251	5,025,675	2,305,949
Shares sold	2,850,000	11,300,000	3,450,000	7,430,000
Shares repurchased	(3,450,000)	(11,800,000)	(2,250,000)	(4,710,274)

Shares outstanding, end of period/year	4,901,251	5,501,251	6,225,675	5,025,675

The accompanying notes are an integral part of these financial statements.

94	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Mid Cap Bull 3X Shares		Direxion Daily Mid Cap Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(285,993)	$(401,942)	$(42,512)	$(114,215)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	2,640,656	23,442,421	(2,717,218)	(11,726,287)
Change in net unrealized appreciation on investment securities and swaps	5,704,412	13,016,702	651,627	527,895

Net increase (decrease) in net assets resulting from operations	8,059,075	36,057,181	(2,108,103)	(11,312,607)

Distributions to shareholders:
Net realized gains	(2,032,510)	—	—	—

Total distributions	(2,032,510)	—	—	—

Capital share transactions:
Proceeds from shares sold	31,163,046	149,919,752	2,904,330	22,642,993
Cost of shares redeemed	(24,210,239)	(168,044,844)	(3,051,824)	(17,383,220)
Transaction fees	6,054	29,685	916	5,213

Net increase (decrease) in net assets resulting from capital transactions	6,958,861	(18,095,407)	(146,578)	5,264,986

Total increase (decrease) in net assets	12,985,426	17,961,774	(2,254,681)	(6,047,621)
Net assets:
Beginning of period/year	51,729,783	33,768,009	10,736,244	16,783,865

End of period/year	$64,715,209	$51,729,783	$8,481,563	$10,736,244

Accumulated net investment loss at end of period/year	$(285,993)	$—	$(131,931)	$(89,419)

Changes in shares outstanding
Shares outstanding, beginning of period/year	700,033	1,000,033	508,158	291,656
Shares sold	400,000	2,550,000	150,000	650,000
Shares repurchased	(300,000)	(2,850,000)	(150,000)	(433,498)

Shares outstanding, end of period/year	800,033	700,033	508,158	508,158

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	95

Statements of Changes in Net Assets

	Direxion Daily Small Cap Bull 3X Shares		Direxion Daily Small Cap Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(3,967,097)	$(5,257,645)	$(2,898,158)	$(7,700,041)
Net realized gain (loss) on in-kind redemptions and swaps	119,029,181	392,577,908	(143,802,827)	(691,383,179)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(8,298,071)	190,665,336	71,879,627	(106,723,330)

Net increase (decrease) in net assets resulting from operations	106,764,013	577,985,599	(74,821,358)	(805,806,550)

Distributions to shareholders:
Net realized gains	(14,424,276)	—	—	—

Total distributions	(14,424,276)	—	—	—

Capital share transactions:
Proceeds from shares sold	1,921,306,590	2,514,150,032	823,658,000	2,209,579,323
Cost of shares redeemed	(1,622,192,719)	(3,121,376,187)	(797,213,437)	(1,584,298,069)
Transaction fees	365,681	592,639	239,113	420,834

Net increase (decrease) in net assets resulting from capital transactions	299,479,552	(606,633,516)	26,683,676	625,702,088

Total increase (decrease) in net assets	391,819,289	(28,647,917)	(48,137,682)	(180,104,462)
Net assets:
Beginning of period/year	732,449,302	761,097,219	665,826,887	845,931,349

End of period/year	$1,124,268,591	$732,449,302	$617,689,205	$665,826,887

Accumulated net investment loss at end of period/year	$(3,985,865)	$(18,768)	$(9,447,432)	$(6,549,274)

Changes in shares outstanding
Shares outstanding, beginning of period/year	10,950,034	26,500,034	32,098,480	13,451,496
Shares sold	26,750,000	54,400,000	48,700,000	68,137,501
Shares repurchased	(21,350,000)	(69,950,000)	(44,850,000)	(49,490,517)

Shares outstanding, end of period/year	16,350,034	10,950,034	35,948,480	32,098,480

The accompanying notes are an integral part of these financial statements.

96	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Brazil Bull 3X Shares		Direxion Daily Brazil Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	For the Period April 10, 2013[1] Through October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	For the Period May 1, 2013[1] Through October 31, 2013
Operations:
Net investment loss	$(19,333)	$(5,777)	$(16,693)	$(21,409)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(68,434)	(1,553,209)	(309,735)	825,051
Change in net unrealized appreciation on investment securities and swaps	2,301,172	1,965,416	139,009	425,595

Net increase (decrease) in net assets resulting from operations	2,213,405	406,430	(187,419)	1,229,237

Distributions to shareholders:
Net realized gains	—	—	(131,368)	—
Return of capital	—	(9,868)	—	—

Total distributions	—	(9,868)	(131,368)	—

Capital share transactions:
Proceeds from shares sold	8,521,459	6,840,742	2,052,418	17,865,043
Cost of shares redeemed	(4,290,058)	(1,552,508)	—	(17,034,256)
Transaction fees	858	311	—	973

Net increase in net assets resulting from capital transactions	4,232,259	5,288,545	2,052,418	831,760

Total increase in net assets	6,445,664	5,685,107	1,733,631	2,060,997
Net assets:
Beginning of period	5,685,107	—	2,060,997	—

End of period	$12,130,771	$5,685,107	$3,794,628	$2,060,997

Accumulated net investment loss at end of period	$(25,110)	$(5,777)	$(16,693)	$—

Changes in shares outstanding
Shares outstanding, beginning of period	200,001	—	50,001	—
Shares sold	550,000	250,001	50,000	450,001
Shares repurchased	(200,000)	(50,000)	—	(400,000)

Shares outstanding, end of period	550,001	200,001	100,001	50,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	97

Statements of Changes in Net Assets

	Direxion Daily Developed Markets Bull 3X Shares		Direxion Daily Developed Markets Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(225,529)	$(253,153)	$(37,974)	$(102,734)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	2,879,948	9,112,296	(2,017,799)	(7,554,747)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	1,364,733	10,263,019	647,543	(1,673,539)

Net increase (decrease) in net assets resulting from operations	4,019,152	19,122,162	(1,408,230)	(9,331,020)

Distributions to shareholders:
Net investment income	—	(42,187)	—	—

Total distributions	—	(42,187)	—	—

Capital share transactions:
Proceeds from shares sold	11,072,273	35,286,700	—	19,589,741
Cost of shares redeemed	(13,557,764)	(22,638,472)	(1,579,723)	(17,392,104)
Transaction fees	2,712	6,005	474	5,216

Net increase (decrease) in net assets resulting from capital transactions	(2,482,779)	12,654,233	(1,579,249)	2,202,853

Total increase (decrease) in net assets	1,536,373	31,734,208	(2,987,479)	(7,128,167)
Net assets:
Beginning of period/year	52,047,401	20,313,193	8,533,770	15,661,937

End of period/year	$53,583,774	$52,047,401	$5,546,291	$8,533,770

Accumulated net investment loss at end of period/year	$(225,529)	$—	$(120,379)	$(82,405)

Changes in shares outstanding
Shares outstanding, beginning of period/year	750,001	550,001	234,916	184,988
Shares sold	150,000	650,000	—	350,000
Shares repurchased	(200,000)	(450,000)	(50,000)	(300,072)

Shares outstanding, end of period/year	700,001	750,001	184,916	234,916

The accompanying notes are an integral part of these financial statements.

98	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Emerging Markets Bull 3X Shares		Direxion Daily Emerging Markets Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(1,096,123)	$(1,575,693)	$(542,833)	$(1,015,693)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(17,925,457)	44,030,598	(23,068,545)	(22,457,240)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(2,999,493)	6,115,976	2,984,276	(9,652,948)

Net increase (decrease) in net assets resulting from operations	(22,021,073)	48,570,881	(20,627,102)	(33,125,881)

Distributions to shareholders:
Return of capital	—	(306,516)	—	—

Total distributions	—	(306,516)	—	—

Capital share transactions:
Proceeds from shares sold	259,780,267	339,133,859	184,500,049	206,786,156
Cost of shares redeemed	(269,598,308)	(404,850,576)	(148,915,010)	(191,504,827)
Transaction fees	61,460	90,876	44,674	57,449

Net increase (decrease) in net assets resulting from capital transactions	(9,756,581)	(65,625,841)	35,629,713	15,338,778

Total increase (decrease) in net assets	(31,777,654)	(17,361,476)	15,002,611	(17,787,103)
Net assets:
Beginning of period/year	312,983,034	330,344,510	106,297,056	124,084,159

End of period/year	$281,205,380	$312,983,034	$121,299,667	$106,297,056

Accumulated net investment loss at end of period/year	$(2,287,525)	$(1,191,402)	$(1,392,708)	$(849,875)

Changes in shares outstanding
Shares outstanding, beginning of period/year	10,478,932	11,428,932	2,627,763	2,107,944
Shares sold	10,500,000	12,800,000	4,050,000	4,100,000
Shares repurchased	(10,400,000)	(13,750,000)	(3,500,000)	(3,580,181)

Shares outstanding, end of period/year	10,578,932	10,478,932	3,177,763	2,627,763

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	99

Statements of Changes in Net Assets

	Direxion Daily FTSE China Bull 3X Shares		Direxion Daily FTSE China Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(433,218)	$(534,335)	$(69,776)	$(86,707)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	25,436,034	8,648,768	(4,046,946)	(5,627,810)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(53,576,987)	35,743,710	4,545,450	(3,425,446)

Net increase (decrease) in net assets resulting from operations	(28,574,171)	43,858,143	428,728	(9,139,963)

Capital share transactions:
Proceeds from shares sold	54,999,015	30,276,905	17,462,089	9,752,561
Cost of shares redeemed	(16,429,405)	(48,179,056)	(7,046,252)	(2,958,630)
Transaction fees	3,286	14,975	2,114	887

Net increase (decrease) in net assets resulting from capital transactions	38,572,896	(17,887,176)	10,417,951	6,794,818

Total increase (decrease) in net assets	9,998,725	25,970,967	10,846,679	(2,345,145)
Net assets:
Beginning of period/year	81,065,706	55,094,739	9,548,889	11,894,034

End of period/year	$91,064,431	$81,065,706	$20,395,568	$9,548,889

Accumulated net investment loss at end of period/year	$(860,511)	$(427,293)	$(138,730)	$(68,954)

Changes in shares outstanding
Shares outstanding, beginning of period/year	2,700,011	3,350,011	419,973	190,000
Shares sold	2,250,000	1,750,000	650,000	280,000
Shares repurchased	(700,000)	(2,400,000)	(250,000)	(50,027)

Shares outstanding, end of period/year	4,250,011	2,700,011	819,973	419,973

The accompanying notes are an integral part of these financial statements.

100	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily FTSE Europe Bear 3X Shares	Direxion Daily India Bull 3X Shares
	For the Period January 22, 2014[1] Through April 30, 2014 (Unaudited)	For the Period January 22, 2014[1] Through April 30, 2014 (Unaudited)	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment income (loss)	$5,093	$(10,091)	$(171,549)	$(208,815)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(75,821)	(244,525)	3,362,177	(8,433,954)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	549,496	(353,406)	3,647,314	8,198,001

Net increase (decrease) in net assets resulting from operations	478,768	(608,022)	6,837,942	(444,768)

Distributions to shareholders:
Return of capital	—	—	—	(18,620)

Total distributions	—	—	—	(18,620)

Capital share transactions:
Proceeds from shares sold	6,084,546	4,000,040	7,872,334	36,129,335
Cost of shares redeemed	—	—	(12,158,263)	(21,686,082)
Transaction fees	—	—	2,432	5,045

Net increase (decrease) in net assets resulting from capital transactions	6,084,546	4,000,040	(4,283,497)	14,448,298

Total increase in net assets	6,563,314	3,392,018	2,554,445	13,984,910
Net assets:
Beginning of period/year	—	—	36,144,220	22,159,310

End of period/year	$6,563,314	$3,392,018	$38,698,665	$36,144,220

Undistributed (Accumulated) net investment income (loss) at end of period/year	$5,093	$(10,091)	$(355,380)	$(183,831)

Changes in shares outstanding
Shares outstanding, beginning of period/year	—	—	674,864	300,000
Shares sold	150,001	100,001	150,000	750,000
Shares repurchased	—	—	(200,000)	(375,136)

Shares outstanding, end of period/year	150,001	100,001	624,864	674,864

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	101

Statements of Changes in Net Assets

	Direxion Daily Japan Bull 3X Shares		Direxion Daily Japan Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	For the Period June 26, 2013[1] Through October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	For the Period June 26, 2013[1] Through October 31, 2013
Operations:
Net investment loss	$(30,055)	$(16,720)	$(8,436)	$(7,812)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(226,725)	437,503	(75,926)	(502,140)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(1,728,939)	638,310	143,216	(230,103)

Net increase (decrease) in net assets resulting from operations	(1,985,719)	1,059,093	58,854	(740,055)

Distributions to shareholders:
Net realized gains	(30,583)	—	—	—

Total distributions	(30,583)	—	—	—

Capital share transactions:
Proceeds from shares sold	7,068,075	11,453,429	1,671,834	4,000,040
Cost of shares redeemed	(2,278,043)	(7,548,366)	—	(1,844,531)
Transaction fees	456	775	—	553

Net increase in net assets resulting from capital transactions	4,790,488	3,905,838	1,671,834	2,156,062

Total increase in net assets	2,774,186	4,964,931	1,730,688	1,416,007
Net assets:
Beginning of period	4,964,931	—	1,416,007	—

End of period	$7,739,117	$4,964,931	$3,146,695	$1,416,007

Undistributed (Accumulated) net investment income (loss) at end of period	$(30,055)	$—	$(7,315)	$1,121

Changes in shares outstanding
Shares outstanding, beginning of period	100,001	—	50,001	—
Shares sold	150,000	250,001	50,000	100,001
Shares repurchased	(50,000)	(150,000)	—	(50,000)

Shares outstanding, end of period	200,001	100,001	100,001	50,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

102	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Latin America Bull 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(28,155)	$(118,846)
Net realized (loss) on investment securities, in-kind redemptions and swaps	(4,205,553)	(5,654,472)
Change in net unrealized appreciation on investment securities and swaps	1,612,156	3,964,495

Net decrease in net assets resulting from operations	(2,621,552)	(1,808,823)

Distributions to shareholders:
Return of capital	—	(74,779)

Total distributions	—	(74,779)

Capital share transactions:
Proceeds from shares sold	3,191,804	10,071,174
Cost of shares redeemed	(2,202,667)	(9,461,371)
Transaction fees	441	1,892

Net increase in net assets resulting from capital transactions	989,578	611,695

Total decrease in net assets	(1,631,974)	(1,271,907)
Net assets:
Beginning of period/year	24,254,389	25,526,296

End of period/year	$22,622,415	$24,254,389

Accumulated net investment loss at end of period/year	$(121,991)	$(93,836)

Changes in shares outstanding
Shares outstanding, beginning of period/year	929,860	779,860
Shares sold	200,000	400,000
Shares repurchased	(100,000)	(250,000)

Shares outstanding, end of period/year	1,029,860	929,860

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	103

Statements of Changes in Net Assets

	Direxion Daily Russia Bull 3X Shares		Direxion Daily Russia Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(138,683)	$(211,585)	$(54,826)	$(115,586)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(1,793,976)	1,331,851	(1,422,386)	(9,611,464)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(9,894,560)	5,083,537	1,665,287	(3,552,214)

Net increase (decrease) in net assets resulting from operations	(11,827,219)	6,203,803	188,075	(13,279,264)

Capital share transactions:
Proceeds from shares sold	79,572,607	36,233,515	27,213,326	127,933,544
Cost of shares redeemed	(11,035,427)	(39,505,123)	(13,487,331)	(116,074,897)
Transaction fees	2,207	9,047	4,046	136,231

Net increase (decrease) in net assets resulting from capital transactions	68,539,387	(3,262,561)	13,730,041	11,994,878

Total increase (decrease) in net assets	56,712,168	2,941,242	13,918,116	(1,284,386)
Net assets:
Beginning of period/year	22,561,450	19,620,208	9,103,306	10,387,692

End of period/year	$79,273,618	$22,561,450	$23,021,422	$9,103,306

Accumulated net investment loss at end of period/year	$(318,169)	$(179,486)	$(158,467)	$(103,641)

Changes in shares outstanding
Shares outstanding, beginning of period/year	749,849	699,849	750,001	500,001
Shares sold	5,900,000	1,400,000	1,400,000	6,850,000
Shares repurchased	(700,000)	(1,350,000)	(850,000)	(6,600,000)

Shares outstanding, end of period/year	5,949,849	749,849	1,300,001	750,001

The accompanying notes are an integral part of these financial statements.

104	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily South Korea Bull 3X Shares		Direxion Daily South Korea Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	For the Period April 10, 2013[1] Through October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	For the Period May 1, 2013[1] Through October 31, 2013
Operations:
Net investment loss	$(4,705)	$(12,629)	$(6,347)	$(11,476)
Net realized gain (loss) on in-kind redemptions and swaps	840,185	(1,446)	(250,358)	(376,262)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(488,084)	1,118,653	149,652	(236,506)

Net increase (decrease) in net assets resulting from operations	347,396	1,104,578	(107,053)	(624,244)

Distributions to shareholders:
Net realized gains	(56,741)	—	—	—

Total distributions	(56,741)	—	—	—

Capital share transactions:
Proceeds from shares sold	9,908,619	6,914,552	—	4,000,040
Cost of shares redeemed	(10,476,469)	(5,293,317)	—	(2,061,586)
Transaction fees	3,143	1,381	—	618

Net increase (decrease) in net assets resulting from capital transactions	(564,707)	1,622,616	—	1,939,072

Total increase (decrease) in net assets	(274,052)	2,727,194	(107,053)	1,314,828
Net assets:
Beginning of period	2,727,194	—	1,314,828	—

End of period	$2,453,142	$2,727,194	$1,207,775	$1,314,828

Accumulated net investment loss at end of period	$(4,705)	$—	$(9,247)	$(2,900)

Changes in shares outstanding
Shares outstanding, beginning of period	50,001	—	50,001	—
Shares sold	200,000	200,001	—	100,001
Shares repurchased	(200,000)	(150,000)	—	(50,000)

Shares outstanding, end of period	50,001	50,001	50,001	50,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	105

Statements of Changes in Net Assets

	Direxion Daily Basic Materials Bull 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(8,418)	$(24,026)
Net realized gain on investment securities, in-kind redemptions and swaps	9,545	621,798
Change in net unrealized appreciation on investment securities and swaps	924,046	1,160,550

Net increase in net assets resulting from operations	925,173	1,758,322

Capital share transactions:
Proceeds from shares sold	2,685,252	1,656,825
Cost of shares redeemed	—	(3,707,152)
Transaction fees	—	741

Net increase (decrease) in net assets resulting from capital transactions	2,685,252	(2,049,586)

Total increase (decrease) in net assets	3,610,425	(291,264)
Net assets:
Beginning of period/year	2,291,922	2,583,186

End of period/year	$5,902,347	$2,291,922

Accumulated net investment loss at end of period/year	$(29,392)	$(20,974)

Changes in shares outstanding
Shares outstanding, beginning of period/year	50,001	100,001
Shares sold	50,000	50,000
Shares repurchased	—	(100,000)

Shares outstanding, end of period/year	100,001	50,001

The accompanying notes are an integral part of these financial statements.

106	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Gold Miners Bull 3X Shares		Direxion Daily Gold Miners Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(2,265,138)	$(4,193,608)	$(914,176)	$(768,096)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(253,479,501)	(810,071,046)	(2,537,904)	4,455,883
Change in net unrealized appreciation (depreciation) on investment securities and swaps	127,753,020	(165,681,791)	(10,185,772)	48,221,406

Net increase (decrease) in net assets resulting from operations	(127,991,619)	(979,946,445)	(13,637,852)	51,909,193

Capital share transactions:
Proceeds from shares sold	881,351,159	1,858,982,781	456,230,008	702,356,792
Cost of shares redeemed	(669,757,359)	(649,567,036)	(423,775,309)	(645,202,700)
Transaction fees	136,766	143,217	124,650	193,561

Net increase in net assets resulting from capital transactions	211,730,566	1,209,558,962	32,579,349	57,347,653

Total increase in net assets	83,738,947	229,612,517	18,941,497	109,256,846
Net assets:
Beginning of period/year	647,626,369	418,013,852	156,834,804	47,577,958

End of period/year	$731,365,316	$647,626,369	$175,776,301	$156,834,804

Accumulated net investment loss at end of period/year	$(6,012,601)	$(3,747,463)	$(914,176)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	13,424,756	506,000	5,100,002	4,000,002
Shares sold	24,350,000	21,404,000	17,800,000	21,550,000
Shares repurchased	(17,650,000)	(8,485,244)	(15,450,000)	(20,450,000)

Shares outstanding, end of period/year	20,124,756	13,424,756	7,450,002	5,100,002

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	107

Statements of Changes in Net Assets

	Direxion Daily Healthcare Bull 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(184,553)	$(52,386)
Net realized gain on investment securities, in-kind redemptions and swaps	4,335,404	11,355,374
Change in net unrealized appreciation on investment securities and swaps	13,331,822	8,059,497

Net increase in net assets resulting from operations	17,482,673	19,362,485

Distributions to shareholders:
Net realized gains	(856,862)	—

Total distributions	(856,862)	—

Capital share transactions:
Proceeds from shares sold	50,884,625	96,304,635
Cost of shares redeemed	(10,436,849)	(72,944,197)
Transaction fees	2,087	5,544

Net increase in net assets resulting from capital transactions	40,449,863	23,365,982

Total increase in net assets	57,075,674	42,728,467
Net assets:
Beginning of period/year	48,047,003	5,318,536

End of period/year	$105,122,677	$48,047,003

Accumulated net investment loss at end of period/year	$(184,553)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	800,002	200,002
Shares sold	700,000	1,850,000
Shares repurchased	(150,000)	(1,250,000)

Shares outstanding, end of period/year	1,350,002	800,002

The accompanying notes are an integral part of these financial statements.

108	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Junior Gold Miners Index Bull 3X Shares		Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	For the Period October 3, 2013[1] Through October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	For the Period October 3, 2013[1] Through October 31, 2013
Operations:
Net investment loss	$(186,544)	$(3,623)	$(68,032)	$(3,384)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	1,619,963	(399,072)	(6,549,070)	(430,986)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(24,245,916)	(785,464)	5,746,078	703,526

Net increase (decrease) in net assets resulting from operations	(22,812,497)	(1,188,159)	(871,024)	269,156

Capital share transactions:
Proceeds from shares sold	129,762,554	5,777,938	36,094,828	4,000,040
Cost of shares redeemed	(7,614,337)	—	(13,396,189)	—
Transaction fees	1,523	—	4,019	—

Net increase in net assets resulting from capital transactions	122,149,740	5,777,938	22,702,658	4,000,040

Total increase in net assets	99,337,243	4,589,779	21,831,634	4,269,196
Net assets:
Beginning of period	4,589,779	—	4,269,196	—

End of period	$103,927,022	$4,589,779	$26,100,830	$4,269,196

Undistributed (Accumulated) net investment income (loss) at end of period	$(180,488)	$6,056	$(61,737)	$6,295

Changes in shares outstanding
Shares outstanding, beginning of period	150,001	—	100,001	—
Shares sold	5,500,000	150,001	1,600,000	100,001
Shares repurchased	(300,000)	—	(550,000)	—

Shares outstanding, end of period	5,350,001	150,001	1,150,001	100,001

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	109

Statements of Changes in Net Assets

	Direxion Daily Natural Gas Related Bull 3X Shares		Direxion Daily Natural Gas Related Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(78,597)	$(189,703)	$(32,372)	$(60,653)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	1,898,853	3,979,799	(2,876,386)	539,631
Change in net unrealized appreciation (depreciation) on investment securities and swaps	4,445,879	9,482,332	(1,621,831)	(3,187,750)

Net increase (decrease) in net assets resulting from operations	6,266,135	13,272,428	(4,530,589)	(2,708,772)

Capital share transactions:
Proceeds from shares sold	1,710,020	37,644,529	11,860,201	25,813,327
Cost of shares redeemed	(11,117,890)	(52,294,537)	(6,574,158)	(21,654,060)
Transaction fees	2,560	10,688	1,972	6,496

Net increase (decrease) in net assets resulting from capital transactions	(9,405,310)	(14,639,320)	5,288,015	4,165,763

Total increase (decrease) in net assets	(3,139,175)	(1,366,892)	757,426	1,456,991
Net assets:
Beginning of period/year	20,877,459	22,244,351	8,306,780	6,849,789

End of period/year	$17,738,284	$20,877,459	$9,064,206	$8,306,780

Accumulated net investment loss at end of period/year	$(78,597)	$—	$(84,961)	$(52,589)

Changes in shares outstanding
Shares outstanding, beginning of period/year	600,001	900,001	312,458	112,500
Shares sold	50,000	1,900,000	550,000	562,500
Shares repurchased	(300,000)	(2,200,000)	(250,000)	(362,542)

Shares outstanding, end of period/year	350,001	600,001	612,458	312,458

The accompanying notes are an integral part of these financial statements.

110	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Retail Bull 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(52,420)	$(84,762)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(938,792)	1,874,278
Change in net unrealized appreciation (depreciation) on investment securities and swaps	(1,829,251)	6,943,901

Net increase (decrease) in net assets resulting from operations	(2,820,463)	8,733,417

Distributions to shareholders:
Net realized gains	—	(600,893)

Total distributions	—	(600,893)

Capital share transactions:
Proceeds from shares sold	7,447,255	24,365,776
Cost of shares redeemed	(9,907,959)	(25,678,080)
Transaction fees	1,982	5,459

Net decrease in net assets resulting from capital transactions	(2,458,722)	(1,306,845)

Total increase (decrease) in net assets	(5,279,185)	6,825,679
Net assets:
Beginning of period/year	17,759,586	10,933,907

End of period/year	$12,480,401	$17,759,586

Accumulated net investment loss at end of period/year	$(52,420)	$—

Changes in shares outstanding
Shares outstanding, beginning of period/year	250,003	300,003
Shares sold	100,000	400,000
Shares repurchased	(150,000)	(450,000)

Shares outstanding, end of period/year	200,003	250,003

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	111

Statements of Changes in Net Assets

	Direxion Daily Semiconductor Bull 3X Shares		Direxion Daily Semiconductor Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(222,421)	$(489,017)	$(107,129)	$(352,455)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	4,243,687	31,672,824	(14,474,644)	(30,229,621)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	16,635,379	41,915,330	4,149,902	(15,153,966)

Net increase (decrease) in net assets resulting from operations	20,656,645	73,099,137	(10,431,871)	(45,736,042)

Capital share transactions:
Proceeds from shares sold	28,259,928	72,231,870	19,716,132	108,028,058
Cost of shares redeemed	(24,873,401)	(182,392,013)	(19,453,799)	(62,613,478)
Transaction fees	5,832	39,014	5,836	18,781

Net increase (decrease) in net assets resulting from capital transactions	3,392,359	(110,121,129)	268,169	45,433,361

Total increase (decrease) in net assets	24,049,004	(37,021,992)	(10,163,702)	(302,681)
Net assets:
Beginning of period/year	55,586,885	92,608,877	29,555,684	29,858,365

End of period/year	$79,635,889	$55,586,885	$19,391,982	$29,555,684

Accumulated net investment loss at end of period/year	$(222,421)	$—	$(416,802)	$(309,673)

Changes in shares outstanding
Shares outstanding, beginning of period/year	950,001	3,900,001	649,848	187,487
Shares sold	350,000	2,350,000	600,000	1,175,000
Shares repurchased	(350,000)	(5,300,000)	(550,000)	(712,639)

Shares outstanding, end of period/year	950,001	950,001	699,848	649,848

The accompanying notes are an integral part of these financial statements.

112	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Energy Bull 3X Shares		Direxion Daily Energy Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(665,718)	$(1,706,692)	$(276,673)	$(747,023)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	10,005,140	85,013,564	(14,991,742)	(38,856,604)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	27,248,733	43,835,878	(1,108,450)	(12,118,995)

Net increase (decrease) in net assets resulting from operations	36,588,155	127,142,750	(16,376,865)	(51,722,622)

Capital share transactions:
Proceeds from shares sold	78,757,666	239,252,743	28,712,561	130,063,139
Cost of shares redeemed	(118,808,199)	(485,849,952)	(25,998,976)	(106,339,762)
Transaction fees	30,069	108,811	7,800	31,891

Net increase (decrease) in net assets resulting from capital transactions	(40,020,464)	(246,488,398)	2,721,385	23,755,268

Total decrease in net assets	(3,432,309)	(119,345,648)	(13,655,480)	(27,967,354)
Net assets:
Beginning of period/year	141,509,960	260,855,608	64,391,855	92,359,209

End of period/year	$138,077,651	$141,509,960	$50,736,375	$64,391,855

Accumulated net investment loss at end of period/year	$(674,391)	$(8,673)	$(903,608)	$(626,935)

Changes in shares outstanding
Shares outstanding, beginning of period/year	1,700,017	5,250,017	2,887,220	1,913,323
Shares sold	950,000	4,200,000	1,500,000	3,941,667
Shares repurchased	(1,350,000)	(7,750,000)	(1,200,000)	(2,967,770)

Shares outstanding, end of period/year	1,300,017	1,700,017	3,187,220	2,887,220

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	113

Statements of Changes in Net Assets

	Direxion Daily Financial Bull 3X Shares		Direxion Daily Financial Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(5,042,481)	$(9,575,737)	$(1,972,331)	$(5,513,258)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	120,827,309	691,610,245	(108,882,230)	(578,868,095)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	102,708,301	202,896,083	(11,285,766)	57,575,871

Net increase (decrease) in net assets resulting from operations	218,493,129	884,930,591	(122,140,327)	(526,805,482)

Capital share transactions:
Proceeds from shares sold	625,628,320	2,837,491,676	306,305,505	1,375,675,494
Cost of shares redeemed	(576,249,036)	(3,723,451,247)	(440,521,068)	(915,851,971)
Transaction fees	115,650	589,977	132,158	226,518

Net increase (decrease) in net assets resulting from capital transactions	49,494,934	(885,369,594)	(134,083,405)	460,050,041

Total increase (decrease) in net assets	267,988,063	(439,003)	(256,223,732)	(66,755,441)
Net assets:
Beginning of period/year	1,014,045,221	1,014,484,224	608,755,623	675,511,064

End of period/year	$1,282,033,284	$1,014,045,221	$352,531,891	$608,755,623

Accumulated net investment loss at end of period/year	$(5,064,902)	$(22,421)	$(6,500,578)	$(4,528,247)

Changes in shares outstanding
Shares outstanding, beginning of period/year	13,374,972	27,924,972	23,103,453	9,745,411
Shares sold	7,450,000	46,600,000	13,700,000	39,200,000
Shares repurchased	(6,550,000)	(61,150,000)	(19,300,000)	(25,841,958)

Shares outstanding, end of period/year	14,274,972	13,374,972	17,503,453	23,103,453

The accompanying notes are an integral part of these financial statements.

114	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily Real Estate Bull 3X Shares		Direxion Daily Real Estate Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(511,155)	$(409,597)	$(60,946)	$(147,909)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	9,304,699	(9,306,091)	(1,995,098)	(9,493,219)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	12,985,652	31,164,143	(944,991)	945,363

Net increase (decrease) in net assets resulting from operations	21,779,196	21,448,455	(3,001,035)	(8,695,765)

Distributions to shareholders:
Net investment income	—	(11,026)	—	—

Total distributions	—	(11,026)	—	—

Capital share transactions:
Proceeds from shares sold	25,315,918	200,147,356	18,689,357	72,857,096
Cost of shares redeemed	(80,258,457)	(194,003,463)	(22,189,038)	(67,287,002)
Transaction fees	18,962	44,349	6,657	20,182

Net increase (decrease) in net assets resulting from capital transactions	(54,923,577)	6,188,242	(3,493,024)	5,590,276

Total increase (decrease) in net assets	(33,144,381)	27,625,671	(6,494,059)	(3,105,489)
Net assets:
Beginning of period/year	134,064,583	106,438,912	17,419,553	20,525,042

End of period/year	$100,920,202	$134,064,583	$10,925,494	$17,419,553

Undistributed (Accumulated) net investment income (loss) at end of period/year	$(509,333)	$1,822	$(179,078)	$(118,132)

Changes in shares outstanding
Shares outstanding, beginning of period/year	3,000,000	3,000,000	308,309	220,969
Shares sold	650,000	4,400,000	350,000	1,087,500
Shares repurchased	(1,800,000)	(4,400,000)	(400,000)	(1,000,160)

Shares outstanding, end of period/year	1,850,000	3,000,000	258,309	308,309

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	115

Statements of Changes in Net Assets

	Direxion Daily Technology Bull 3X Shares		Direxion Daily Technology Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(572,566)	$(1,051,300)	$(85,357)	$(226,054)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	16,580,925	32,726,302	(3,919,050)	(5,840,389)
Change in net unrealized appreciation (depreciation) on investment securities and swaps	12,858,104	21,394,017	(1,877,543)	(7,460,896)

Net increase (decrease) in net assets resulting from operations	28,866,463	53,069,019	(5,881,950)	(13,527,339)

Capital share transactions:
Proceeds from shares sold	17,808,847	42,374,004	14,583,482	25,679,605
Cost of shares redeemed	(23,094,846)	(113,014,628)	(10,251,110)	(35,405,220)
Transaction fees	6,456	27,411	3,076	10,620

Net increase (decrease) in net assets resulting from capital transactions	(5,279,543)	(70,613,213)	4,335,448	(9,714,995)

Total increase (decrease) in net assets	23,586,920	(17,544,194)	(1,546,502)	(23,242,334)
Net assets:
Beginning of period/year	105,695,783	123,239,977	18,682,070	41,924,404

End of period/year	$129,282,703	$105,695,783	$17,135,568	$18,682,070

Accumulated net investment loss at end of period/year	$(572,566)	$—	$(262,497)	$(177,140)

Changes in shares outstanding
Shares outstanding, beginning of period/year	1,400,000	2,550,000	721,873	851,986
Shares sold	200,000	850,000	700,000	730,000
Shares repurchased	(250,000)	(2,000,000)	(500,000)	(860,113)

Shares outstanding, end of period/year	1,350,000	1,400,000	921,873	721,873

The accompanying notes are an integral part of these financial statements.

116	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Daily 7-10 Year Treasury Bull 3X Shares		Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment loss	$(17,579)	$(52,423)	$(282,430)	$(510,874)
Net realized gain (loss) on swaps	(65,875)	274,416	(2,113,493)	(12,606,253)
Change in net unrealized appreciation (depreciation) on swaps	94,456	(673,777)	(510,819)	14,907,672

Net increase (decrease) in net assets resulting from operations	11,002	(451,784)	(2,906,742)	1,790,545

Capital share transactions:
Proceeds from shares sold	—	4,081,359	4,782,163	9,689,946
Cost of shares redeemed	—	(4,070,690)	—	(6,211,249)
Transaction fees	—	814	—	1,863

Net increase in net assets resulting from capital transactions	—	11,483	4,782,163	3,480,560

Total increase (decrease) in net assets	11,002	(440,301)	1,875,421	5,271,105
Net assets:
Beginning of period/year	3,850,804	4,291,105	57,438,024	52,166,919

End of period/year	$3,861,806	$3,850,804	$59,313,445	$57,438,024

Accumulated net investment loss at end of period/year	$(17,579)	$—	$(713,581)	$(431,151)

Changes in shares outstanding
Shares outstanding, beginning of period/year	100,000	100,000	2,400,000	2,250,000
Shares sold	—	100,000	200,000	400,000
Shares repurchased	—	(100,000)	—	(250,000)

Shares outstanding, end of period/year	100,000	100,000	2,600,000	2,400,000

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	117

Statements of Changes in Net Assets

	Direxion Daily 20+ Year Treasury Bull 3X Shares		Direxion Daily 20+ Year Treasury Bear 3X Shares
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
Operations:
Net investment income (loss)	$(89,974)	$142,361	$(2,713,463)	$(3,795,057)
Net realized gain (loss) on investment securities, in-kind redemptions and swaps	(113,168)	(6,183,656)	(39,394,761)	7,544,745
Change in net unrealized appreciation (depreciation) on investment securities and swaps	2,987,870	(1,005,134)	(78,109,201)	81,880,164

Net increase (decrease) in net assets resulting from operations	2,784,728	(7,046,429)	(120,217,425)	85,629,852

Distributions to shareholders:
Net investment income	—	(142,361)	—	—
Return of capital	—	(7,656)	—	—

Total distributions	—	(150,017)	—	—

Capital share transactions:
Proceeds from shares sold	22,990,189	108,300,949	177,860,931	322,502,840
Cost of shares redeemed	(16,123,621)	(104,585,010)	(58,581,869)	(163,737,548)
Transaction fees	3,445	25,233	17,575	49,121

Net increase in net assets resulting from capital transactions	6,870,013	3,741,172	119,296,637	158,814,413

Total increase (decrease) in net assets	9,654,741	(3,455,274)	(920,788)	244,444,265
Net assets:
Beginning of period/year	30,317,694	33,772,968	543,198,367	298,754,102

End of period/year	$39,972,435	$30,317,694	$542,277,579	$543,198,367

Accumulated net investment loss at end of period/year	$(89,974)	$—	$(6,043,310)	$(3,329,847)

Changes in shares outstanding
Shares outstanding, beginning of period/year	600,000	450,000	8,399,789	5,599,789
Shares sold	450,000	1,950,000	2,700,000	5,350,000
Shares repurchased	(350,000)	(1,800,000)	(900,000)	(2,550,000)

Shares outstanding, end of period/year	700,000	600,000	10,199,789	8,399,789

The accompanying notes are an integral part of these financial statements.

118	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily S&P 500® Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$54.45	$(0.27)	$(0.26)	$12.99	$12.72	$—	$—	$—	$—	$67.17	23.36%	$329,193	0.97%	0.98%	(0.88)%	0.95%	0.96%	(0.85)%	0%
For the Year Ended October 31, 2013	$28.31	(0.35)	(0.34)	26.49	26.14	—	—	—	—	$54.45	92.31%	$299,526	0.98%	1.00%	(0.88)%	0.95%	0.97%	(0.85)%	217%
For the Year Ended October 31, 2012	$20.70	(0.15)	(0.15)	7.76	7.61	—	—	—	—	$28.31	36.76%	$169,911	0.97%	1.03%	(0.63)%	0.95%	1.01%	(0.62)%	24%
For the Year Ended October 31, 2011	$19.63	(0.13)	(0.12)	1.20	1.07	—	—	—	—	$20.70	5.49%	$291,922	0.97%	1.05%	(0.54)%	0.95%	1.03%	(0.52)%	248%
For the Year Ended October 31, 2010	$15.76	0.10	0.10	6.49	6.59	(0.12)	(2.60)	—	(2.72)	$19.63	45.15%	$203,150	0.98%	1.08%	0.57%	0.95%	1.05%	0.60%	116%
For the Period November 5, 2008[8] through October 31, 2009	$20.00	0.13	0.13	(4.24)	(4.11)	(0.13)	—	—	(0.13)	$15.76	(20.35)%	$191,459	0.95%	1.15%	1.27%	0.95%	1.15%	1.27%	368%
Direxion Daily S&P 500® Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$39.70	(0.16)	(0.16)	(9.71)	(9.87)	—	—	—	—	$29.83	(24.86)%	$185,696	0.95%	0.98%	(0.95)%	0.95%	0.98%	(0.95)%	0%
For the Year Ended October 31, 2013	$90.20	(0.54)	(0.37)	(49.96)	(50.50)	—	—	—	—	$39.70	(55.99)%	$199,514	0.95%	1.29%	(0.95)%	0.65%	0.98%	(0.64)%	0%
For the Year Ended October 31, 2012	$160.75	(1.05)	(1.05)	(69.50)	(70.55)	—	—	—	—	$90.20	(43.89)%	$208,011	0.95%	1.03%	(0.95)%	0.95%	1.03%	(0.95)%	0%
For the Year Ended October 31, 2011	$274.75	(1.80)	(1.80)	(112.20)	(114.00)	—	—	—	—	$160.75	(41.49)%	$198,654	0.95%	1.05%	(0.90)%	0.95%	1.05%	(0.90)%	0%
For the Year Ended October 31, 2010	$557.00	(3.25)	(3.25)	(279.00)	(282.25)	—	—	—	—	$274.75	(50.67)%	$283,978	0.96%	1.04%	(0.88)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[8] through October 31, 2009	$1,500.00	(6.50)	(6.50)	(936.50)	(943.00)	—	—	—	—	$557.00	(62.87)%	$360,969	0.95%	1.10%	(0.85)%	0.95%	1.10%	(0.85)%	0%
Direxion Daily Mid Cap Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$73.90	(0.38)	(0.37)	10.50	10.12	—	(3.13)	—	(3.13)	$80.89	14.34%	$64,715	0.98%	1.05%	(0.97)%	0.95%	1.02%	(0.94)%	0%
For the Year Ended October 31, 2013	$33.77	(0.45)	(0.43)	40.58	40.13	—	—	—	—	$73.90	118.83%	$51,730	0.99%	1.11%	(0.87)%	0.95%	1.07%	(0.83)%	100%
For the Year Ended October 31, 2012	$36.09	(0.44)	(0.18)	8.94	8.50	—	(10.82)	—	(10.82)	$33.77	26.11%	$33,768	1.67%	1.81%	(1.23)%	0.95%	1.08%	(0.51)%	80%
For the Year Ended October 31, 2011	$38.20	(0.30)	(0.20)	1.84	1.54	(0.04)	(3.61)	—	(3.65)	$36.09	1.64%	$66,763	1.15%	1.31%	(0.65)%	0.95%	1.11%	(0.45)%	63%
For the Year Ended October 31, 2010	$28.00	(0.05)	0.12	18.82	18.77	(0.13)	(8.44)	—	(8.57)	$38.20	78.65%	$42,020	1.45%	1.74%	(0.14)%	0.95%	1.24%	0.36%	153%
For the Period January 8, 2009[8] through October 31, 2009	$20.00	0.11	0.11	7.98	8.09	(0.09)	—	—	(0.09)	$28.00	40.65%	$33,605	0.95%	1.37%	0.64%	0.95%	1.37%	0.64%	180%
Direxion Daily Mid Cap Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$21.13	(0.09)	(0.09)	(4.35)	(4.44)	—	—	—	—	$16.69	(21.01)%	$8,482	0.95%	1.38%	(0.94)%	0.95%	1.38%	(0.94)%	0%
For the Year Ended October 31, 2013	$57.54	(0.32)	(0.32)	(36.09)	(36.41)	—	—	—	—	$21.13	(63.28)%	$10,736	0.95%	1.32%	(0.94)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2012	$99.81	(0.66)	(0.67)	(41.61)	(42.27)	—	—	—	—	$57.54	(42.35)%	$16,784	0.95%	1.28%	(0.95)%	0.95%	1.28%	(0.95)%	0%
For the Year Ended October 31, 2011	$184.95	(1.14)	(1.14)	(84.00)	(85.14)	—	—	—	—	$99.81	(46.03)%	$17,464	0.95%	1.32%	(0.90)%	0.95%	1.32%	(0.90)%	0%
For the Year Ended October 31, 2010	$517.80	(2.40)	(2.40)	(330.45)	(332.85)	—	—	—	—	$184.95	(64.28)%	$18,192	0.95%	1.30%	(0.86)%	0.95%	1.30%	(0.86)%	0%
For the Period January 8, 2009[8] through October 31, 2009	$1,800.00	(5.10)	(5.10)	(1,277.10)	(1,282.20)	—	—	—	—	$517.80	(71.23)%	$16,396	0.95%	1.60%	(0.85)%	0.95%	1.60%	(0.85)%	0%
Direxion Daily Small Cap Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$66.89	(0.33)	(0.32)	3.39	3.06	—	(1.19)	—	(1.19)	$68.76	4.64%	$1,124,269	0.98%	1.02%	(0.92)%	0.95%	0.99%	(0.89)%	0%
For the Year Ended October 31, 2013	$28.72	(0.38)	(0.36)	38.55	38.17	—	—	—	—	$66.89	132.90%	$732,449	0.99%	1.05%	(0.90)%	0.95%	1.01%	(0.87)%	0%
For the Year Ended October 31, 2012	$23.77	(0.21)	(0.20)	5.16	4.95	—	—	—	—	$28.72	20.82%	$761,097	0.97%	1.02%	(0.79)%	0.95%	1.00%	(0.77)%	0%
For the Year Ended October 31, 2011	$26.42	(0.21)	(0.20)	(2.44)	(2.65)	—	—	—	—	$23.77	(10.01)%	$934,175	0.97%	1.03%	(0.68)%	0.95%	1.01%	(0.66)%	306%
For the Year Ended October 31, 2010	$18.06	(0.01)	(0.01)	10.76	10.75	(0.05)	(2.34)	—	(2.39)	$26.42	65.88%	$472,871	0.96%	1.07%	(0.03)%	0.95%	1.06%	(0.02)%	165%
For the Period November 5, 2008[8] through October 31, 2009	$30.00	0.07	0.07	(11.93)	(11.86)	(0.08)	—	—	(0.08)	$18.06	(39.50)%	$281,739	0.95%	1.13%	0.50%	0.95%	1.13%	0.50%	303%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	119

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily Small Cap Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$20.74	$(0.08)	$(0.08)	$(3.48)	$(3.56)	$—	$—	$—	$—	$17.18	(17.16)%	$617,689	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$62.88	(0.32)	(0.30)	(41.82)	(42.14)	—	—	—	—	$20.74	(67.02)%	$665,827	0.95%	1.07%	(0.95)%	0.89%	1.01%	(0.89)%	0%
For the Year Ended October 31, 2012	$122.20	(0.76)	(0.74)	(58.56)	(59.32)	—	—	—	—	$62.88	(48.54)%	$845,931	0.96%	1.01%	(0.95)%	0.95%	1.00%	(0.95)%	0%
For the Year Ended October 31, 2011	$270.84	(1.52)	(1.52)	(147.12)	(148.64)	—	—	—	—	$122.20	(54.88)%	$925,717	0.95%	1.02%	(0.90)%	0.95%	1.02%	(0.90)%	0%
For the Year Ended October 31, 2010	$857.40	(3.60)	(3.60)	(582.96)	(586.56)	—	—	—	—	$270.84	(68.41)%	$887,785	0.95%	1.03%	(0.87)%	0.95%	1.03%	(0.87)%	0%
For the Period November 5, 2008[8] through October 31, 2009	$3,600.00	(8.40)	(8.40)	(2,734.20)	(2,742.60)	—	—	—	—	$857.40	(76.18)%	$477,844	0.95%	1.09%	(0.86)%	0.95%	1.09%	(0.86)%	0%
Direxion Daily Brazil Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$28.43	(0.05)	(0.04)	(6.32)	(6.37)	—	—	—	—	$22.06	(22.41)%	$12,131	0.96%	1.57%	(0.50)%	0.95%	1.56%	(0.50)%	59%
For the Period April 10, 2013[8] through October 31, 2013	$40.00	(0.04)	(0.04)	(11.49)	(11.53)	—	—	(0.04)	(0.04)	$28.43	(28.81)%	$5,685	0.95%	3.22%	(0.26)%	0.95%	3.22%	(0.26)%	50%
Direxion Daily Brazil Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$41.22	(0.31)	(0.25)	(0.33)	(0.64)	—	(2.63)	—	(2.63)	$37.95	(3.46)%	$3,795	1.18%	2.87%	(1.18)%	0.95%	2.64%	(0.95)%	0%
For the Period May 1, 2013[8] through October 31, 2013	$40.00	(0.28)	(0.27)	1.50	1.22	—	—	—	—	$41.22	3.05%	$2,061	0.98%	3.21%	(0.98)%	0.95%	3.18%	(0.95)%	0%
Direxion Daily Developed Markets Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$69.40	(0.33)	(0.33)	7.48	7.15	—	—	—	—	$76.55	10.30%	$53,584	0.97%	1.08%	(0.96)%	0.95%	1.06%	(0.94)%	55%
For the Year Ended October 31, 2013	$36.93	(0.44)	(0.43)	32.98	32.54	(0.07)	—	—	(0.07)	$69.40	88.23%	$52,047	0.97%	1.25%	(0.84)%	0.95%	1.24%	(0.82)%	161%
For the Year Ended October 31, 2012	$39.57	(0.04)	(0.03)	(0.05)	(0.09)	(0.19)	(2.36)	—	(2.55)	$36.93	1.51%	$20,313	0.98%	1.42%	(0.13)%	0.95%	1.40%	(0.10)%	0%
For the Year Ended October 31, 2011	$65.30	0.63	0.68	(20.58)	(19.95)	(1.83)	(3.95)	—	(5.78)	$39.57	(33.56)%	$21,766	1.03%	1.39%	1.04%	0.95%	1.31%	1.12%	116%
For the Year Ended October 31, 2010	$75.46	0.43	0.63	6.39	6.82	(0.73)	(16.25)	—	(16.98)	$65.30	10.27%	$22,857	1.26%	1.89%	0.71%	0.95%	1.58%	1.02%	85%
For the Period December 17, 2008[8] through October 31, 2009	$60.00	0.70	0.70	15.36	16.06	(0.60)	—	—	(0.60)	$75.46	27.15%	$18,865	0.95%	2.11%	1.37%	0.95%	2.11%	1.37%	100%
Direxion Daily Developed Markets Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$36.33	(0.16)	(0.16)	(6.18)	(6.34)	—	—	—	—	$29.99	(17.45)%	$5,546	0.96%	2.05%	(0.96)%	0.95%	2.05%	(0.95)%	0%
For the Year Ended October 31, 2013	$84.68	(0.52)	(0.52)	(47.83)	(48.35)	—	—	—	—	$36.33	(57.10)%	$8,534	0.95%	1.88%	(0.94)%	0.95%	1.88%	(0.94)%	0%
For the Year Ended October 31, 2012	$135.68	(1.08)	(1.04)	(49.92)	(51.00)	—	—	—	—	$84.68	(37.59)%	$15,662	0.96%	1.55%	(0.96)%	0.95%	1.53%	(0.95)%	0%
For the Year Ended October 31, 2011	$187.80	(1.36)	(1.36)	(50.76)	(52.12)	—	—	—	—	$135.68	(27.75)%	$14,922	0.95%	1.70%	(0.91)%	0.95%	1.70%	(0.91)%	0%
For the Year Ended October 31, 2010	$365.20	(2.40)	(2.40)	(175.00)	(177.40)	—	—	—	—	$187.80	(48.58)%	$15,496	0.95%	1.88%	(0.86)%	0.95%	1.88%	(0.86)%	0%
For the Period December 17, 2008[8] through October 31, 2009	$1,200.00	(5.40)	(5.40)	(829.40)	(834.80)	—	—	—	—	$365.20	(69.57)%	$4,566	0.95%	2.91%	(0.84)%	0.95%	2.91%	(0.84)%	0%

The accompanying notes are an integral part of these financial statements.

120	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily Emerging Markets Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$29.87	$(0.09)	$(0.09)	$(3.20)	$(3.29)	$—	$—	$—	$—	$26.58	(11.01)%	$281,205	0.95%	0.98%	(0.70)%	0.95%	0.98%	(0.69)%	116%
For the Year Ended October 31, 2013	$28.90	(0.16)	(0.15)	1.16	1.00	—	—	(0.03)	(0.03)	$29.87	3.43%	$312,983	0.96%	1.03%	(0.53)%	0.95%	1.01%	(0.51)%	41%
For the Year Ended October 31, 2012	$32.45	(0.09)	(0.09)	(3.43)	(3.52)	(0.03)	—	—	(0.03)	$28.90	(10.81)%	$330,345	0.96%	0.98%	(0.34)%	0.95%	0.97%	(0.34)%	0%
For the Year Ended October 31, 2011	$62.37	(0.18)	(0.17)	(27.90)	(28.08)	(0.04)	(1.80)	—	(1.84)	$32.45	(46.33)%	$410,780	0.97%	1.01%	(0.35)%	0.95%	0.99%	(0.33)%	187%
For the Year Ended October 31, 2010	$49.00	0.32	0.32	22.70	23.02	(0.32)	(9.33)	—	(9.65)	$62.37	50.97%	$353,661	0.96%	1.02%	0.63%	0.95%	1.01%	0.64%	148%
For the Period December 17, 2008[8] through October 31, 2009	$25.00	0.42	0.42	23.86	24.28	(0.28)	—	—	(0.28)	$49.00	97.28%	$235,151	0.95%	1.05%	1.28%	0.95%	1.05%	1.28%	160%
Direxion Daily Emerging Markets Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$40.45	(0.20)	(0.20)	(2.08)	(2.28)	—	—	—	—	$38.17	(5.64)%	$121,300	0.95%	1.01%	(0.95)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2013	$58.85	(0.48)	(0.47)	(17.92)	(18.40)	—	—	—	—	$40.45	(31.27)%	$106,297	0.95%	1.08%	(0.95)%	0.95%	1.08%	(0.95)%	0%
For the Year Ended October 31, 2012	$94.35	(0.70)	(0.70)	(34.80)	(35.50)	—	—	—	—	$58.85	(37.63)%	$124,084	0.96%	1.02%	(0.96)%	0.95%	1.01%	(0.95)%	0%
For the Year Ended October 31, 2011	$120.45	(0.95)	(0.95)	(25.15)	(26.10)	—	—	—	—	$94.35	(21.67)%	$113,942	0.95%	1.05%	(0.91)%	0.95%	1.05%	(0.91)%	0%
For the Year Ended October 31, 2010	$366.50	(1.85)	(1.85)	(244.20)	(246.05)	—	—	—	—	$120.45	(67.14)%	$127,414	0.95%	1.06%	(0.87)%	0.95%	1.06%	(0.87)%	0%
For the Period December 17, 2008[8] through October 31, 2009	$3,000.00	(3.40)	(3.40)	(2,630.10)	(2,633.50)	—	—	—	—	$366.50	(87.78)%	$103,663	0.95%	1.24%	(0.87)%	0.95%	1.24%	(0.87)%	0%
Direxion Daily FTSE China Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$30.02	(0.12)	(0.12)	(8.47)	(8.59)	—	—	—	—	$21.43	(28.61)%	$91,064	0.96%	1.04%	(0.96)%	0.95%	1.03%	(0.94)%	0%
For the Year Ended October 31, 2013	$16.45	(0.14)	(0.14)	13.71	13.57	—	—	—	—	$30.02	82.49%	$81,066	0.97%	1.05%	(0.72)%	0.95%	1.03%	(0.71)%	36%
For the Year Ended October 31, 2012	$22.90	(0.09)	(0.09)	(6.36)	(6.45)	—	—	—	—	$16.45	(28.17)%	$55,095	0.96%	1.11%	(0.49)%	0.95%	1.10%	(0.48)%	34%
For the Year Ended October 31, 2011	$52.47	(0.12)	(0.11)	(28.07)	(28.19)	—	(1.38)	—	(1.38)	$22.90	(54.98)%	$45,799	0.97%	1.08%	(0.28)%	0.95%	1.06%	(0.26)%	39%
For the Period December 3, 2009[8] through October 31, 2010	$40.00	0.09	0.09	12.52	12.61	(0.14)	—	—	(0.14)	$52.47	31.71%	$52,466	0.96%	1.21%	0.27%	0.95%	1.20%	0.28%	131%
Direxion Daily FTSE China Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$22.74	(0.12)	(0.11)	2.25	2.13	—	—	—	—	$24.87	9.37%	$20,396	0.96%	1.20%	(0.95)%	0.95%	1.20%	(0.94)%	0%
For the Year Ended October 31, 2013	$62.60	(0.40)	(0.39)	(39.46)	(39.86)	—	—	—	—	$22.74	(63.67)%	$9,549	0.96%	1.39%	(0.95)%	0.95%	1.38%	(0.94)%	0%
For the Year Ended October 31, 2012	$81.35	(0.70)	(0.69)	(18.05)	(18.75)	—	—	—	—	$62.60	(23.05)%	$11,894	0.97%	1.34%	(0.97)%	0.95%	1.32%	(0.95)%	0%
For the Year Ended October 31, 2011	$84.85	(0.75)	(0.75)	(2.75)	(3.50)	—	—	—	—	$81.35	(4.12)%	$10,575	0.95%	1.34%	(0.91)%	0.95%	1.34%	(0.91)%	0%
For the Period December 3, 2009[8] through October 31, 2010	$200.00	(1.25)	(1.25)	(113.90)	(115.15)	—	—	—	—	$84.85	(57.58)%	$6,787	0.96%	1.60%	(0.88)%	0.95%	1.59%	(0.87)%	0%
Direxion Daily FTSE Europe Bull 3X Shares
For the Period January 22, 2014[8] through April 30, 2014 (Unaudited)	$40.00	0.05	0.05	3.71	3.76	—	—	—	—	$43.76	9.40%	$6,563	0.95%	2.34%	0.48%	0.95%	2.34%	0.48%	0%
Direxion Daily FTSE Europe Bear 3X Shares
For the Period January 22, 2014[8] through April 30, 2014 (Unaudited)	$40.00	(0.10)	(0.10)	(5.98)	(6.08)	—	—	—	—	$33.92	(15.20)%	$3,392	0.95%	2.36%	(0.95)%	0.95%	2.36%	(0.95)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	121

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily India Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$53.56	$(0.24)	$(0.24)	$8.61	$8.37	$—	$—	$—	$—	$61.93	15.63%	$38,699	0.97%	1.08%	(0.94)%	0.95%	1.06%	(0.92)%	52%
For the Year Ended October 31, 2013	$73.88	(0.47)	(0.47)	(19.80)	(20.27)	—	—	(0.05)	(0.05)	$53.56	(27.45)%	$36,144	0.96%	1.12%	(0.76)%	0.95%	1.11%	(0.75)%	190%
For the Year Ended October 31, 2012	$113.52	(0.60)	(0.60)	(39.04)	(39.64)	—	—	—	—	$73.88	(34.92)%	$22,159	0.96%	1.21%	(0.78)%	0.95%	1.20%	(0.77)%	65%
For the Year Ended October 31, 2011	$203.72	(1.16)	(1.12)	(87.88)	(89.04)	—	(1.16)	—	(1.16)	$113.52	(43.93)%	$14,190	0.96%	1.18%	(0.75)%	0.95%	1.17%	(0.74)%	0%
For the Period March 11, 2010[8] through October 31, 2010	$160.00	(0.96)	(0.92)	44.68	43.72	—	—	—	—	$203.72	27.33%	$10,185	0.96%	2.11%	(0.86)%	0.95%	2.10%	(0.86)%	0%
Direxion Daily Japan Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$49.65	(0.19)	(0.19)	(10.45)	(10.64)	—	(0.31)	—	(0.31)	$38.70	(21.57)%	$7,739	0.96%	1.67%	(0.86)%	0.95%	1.67%	(0.85)%	24%
For the Period June 26, 2013[8] through October 31, 2013	$40.00	(0.13)	(0.12)	9.78	9.65	—	—	—	—	$49.65	24.13%	$4,965	0.96%	2.94%	(0.76)%	0.95%	2.93%	(0.75)%	0%
Direxion Daily Japan Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$28.32	(0.14)	(0.14)	3.29	3.15	—	—	—	—	$31.47	11.12%	$3,147	0.96%	4.00%	(0.96)%	0.95%	3.99%	(0.95)%	0%
For the Period June 26, 2013[8] through October 31, 2013	$40.00	(0.11)	(0.11)	(11.57)	(11.68)	—	—	—	—	$28.32	(29.20)%	$1,416	0.95%	6.33%	(0.95)%	0.95%	6.33%	(0.95)%	0%
Direxion Daily Latin America Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$26.08	(0.03)	(0.03)	(4.08)	(4.11)	—	—	—	—	$21.97	(15.76)%	$22,622	0.95%	1.25%	(0.29)%	0.95%	1.25%	(0.29)%	0%
For the Year Ended October 31, 2013	$32.73	(0.15)	(0.15)	(6.42)	(6.57)	—	—	(0.08)	(0.08)	$26.08	(20.13)%	$24,254	0.96%	1.18%	(0.51)%	0.95%	1.17%	(0.50)%	124%
For the Year Ended October 31, 2012	$49.18	(0.02)	—	(12.50)	(12.52)	(0.36)	(3.57)	—	(3.93)	$32.73	(26.27)%	$25,526	1.02%	1.01%	(0.06)%	0.95%	0.94%	0.01%	0%
For the Year Ended October 31, 2011	$99.48	0.42	0.44	(43.49)	(43.07)	(1.71)	(5.52)	—	(7.23)	$49.18	(46.60)%	$43,276	0.98%	1.30%	0.57%	0.95%	1.27%	0.60%	102%
For the Period December 3, 2009[8] through October 31, 2010	$100.00	0.58	0.58	(0.60)	(0.02)	(0.50)	—	—	(0.50)	$99.48	0.15%	$35,811	0.97%	1.57%	0.83%	0.95%	1.55%	0.85%	54%
Direxion Daily Russia Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$30.09	(0.08)	(0.08)	(16.69)	(16.77)	—	—	—	—	$13.32	(55.73)%	$79,274	0.96%	1.19%	(0.95)%	0.95%	1.17%	(0.94)%	0%
For the Year Ended October 31, 2013	$28.03	(0.26)	(0.25)	2.32	2.06	—	—	—	—	$30.09	7.35%	$22,561	0.98%	1.27%	(0.96)%	0.95%	1.24%	(0.93)%	267%
For the Year Ended October 31, 2012	$49.53	(0.17)	(0.17)	(21.24)	(21.41)	(0.09)	—	—	(0.09)	$28.03	(43.25)%	$19,620	0.97%	1.39%	(0.54)%	0.95%	1.37%	(0.53)%	114%
For the Period May 25, 2011[8] through October 31, 2011	$120.00	(0.28)	(0.28)	(70.19)	(70.47)	—	—	—	—	$49.53	(58.73)%	$9,906	0.95%	3.29%	(0.94)%	0.95%	3.29%	(0.94)%	108%
Direxion Daily Russia Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$12.14	(0.08)	(0.08)	5.65	5.57	—	—	—	—	$17.71	45.88%	$23,021	0.95%	1.31%	(0.95)%	0.95%	1.30%	(0.95)%	0%
For the Year Ended October 31, 2013	$20.78	(0.16)	(0.16)	(8.48)	(8.64)	—	—	—	—	$12.14	(41.58)%	$9,103	0.96%	1.34%	(0.96)%	0.95%	1.33%	(0.95)%	0%
For the Year Ended October 31, 2012	$35.32	(0.25)	(0.24)	(14.29)	(14.54)	—	—	—	—	$20.78	(41.17)%	$10,388	0.99%	1.86%	(0.98)%	0.95%	1.83%	(0.95)%	0%
For the Period May 25, 2011[8] through October 31, 2011	$40.00	(0.17)	(0.17)	(4.51)	(4.68)	—	—	—	—	$35.32	(11.70)%	$3,532	0.96%	3.57%	(0.94)%	0.95%	3.56%	(0.93)%	0%

The accompanying notes are an integral part of these financial statements.

122	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily South Korea Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$54.54	$(0.09)	$(0.09)	$(4.26)	$(4.35)	$—	$(1.13)	$—	$(1.13)	$49.06	(7.94)%	$2,453	0.97%	3.03%	(0.39)%	0.95%	3.01%	(0.36)%	0%
For the Period April 10, 2013[8] through October 31, 2013	$40.00	(0.23)	(0.23)	14.77	14.54	—	—	—	—	$54.54	36.35%	$2,727	0.95%	4.72%	(0.95)%	0.95%	4.72%	(0.95)%	0%
Direxion Daily South Korea Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$26.30	(0.13)	(0.13)	(2.01)	(2.14)	—	—	—	—	$24.16	(8.14)%	$1,208	0.95%	4.72%	(0.95)%	0.95%	4.72%	(0.95)%	0%
For the Period May 1, 2013[8] through October 31, 2013	$40.00	(0.19)	(0.19)	(13.51)	(13.70)	—	—	—	—	$26.30	(34.25)%	$1,315	0.96%	5.01%	(0.95)%	0.95%	5.01%	(0.95)%	0%
Direxion Daily Basic Materials Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$45.84	(0.11)	(0.11)	13.29	13.18	—	—	—	—	$59.02	28.75%	$5,902	0.95%	2.68%	(0.41)%	0.95%	2.68%	(0.41)%	0%
For the Year Ended October 31, 2013	$25.83	(0.25)	(0.25)	20.26	20.01	—	—	—	—	$45.84	77.47%	$2,292	0.95%	3.03%	(0.76)%	0.95%	3.03%	(0.76)%	164%
For the Year Ended October 31, 2012	$24.78	(0.12)	(0.12)	1.17	1.05	—	—	—	—	$25.83	4.24%	$2,583	0.95%	2.25%	(0.46)%	0.95%	2.25%	(0.46)%	45%
For the Period June 15, 2011[8] through October 31, 2011	$40.00	(0.03)	(0.03)	(15.19)	(15.22)	—	—	—	—	$24.78	(38.05)%	$3,717	0.95%	3.81%	(0.24)%	0.95%	3.81%	(0.24)%	76%
Direxion Daily Gold Miners Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$48.24	(0.12)	(0.12)	(11.78)	(11.90)	—	—	—	—	$36.34	(24.67)%	$731,365	0.96%	0.94%	(0.65)%	0.95%	0.93%	(0.64)%	263%
For the Year Ended October 31, 2013	$826.00	(0.39)	(0.38)	(777.37)	(777.76)	—	—	—	—	$48.24	(94.16)%	$647,626	0.96%	0.94%	(0.90)%	0.95%	0.93%	(0.89)%	0%
For the Year Ended October 31, 2012	$1,628.00	(6.50)	(6.30)	(744.55)	(750.90)	—	(50.95)	—	(50.95)	$826.00	(47.00)%	$418,014	0.96%	0.97%	(0.89)%	0.95%	0.96%	(0.89)%	39%
For the Period December 8, 2010[8] through October 31, 2011	$2,000.00	(13.50)	(13.50)	(358.50)	(372.00)	—	—	—	—	$1,628.00	(18.60)%	$109,073	0.96%	1.14%	(0.91)%	0.95%	1.13%	(0.90)%	13%
Direxion Daily Gold Miners Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$30.75	(0.13)	(0.13)	(7.03)	(7.16)	—	—	—	—	$23.59	(23.28)%	$175,776	0.98%	0.97%	(0.97)%	0.95%	0.94%	(0.94)%	0%
For the Year Ended October 31, 2013	$11.90	(0.29)	(0.29)	19.14	18.85	—	—	—	—	$30.75	158.51%	$156,835	0.97%	1.00%	(0.96)%	0.95%	0.98%	(0.94)%	0%
For the Year Ended October 31, 2012	$16.61	(0.17)	(0.16)	(3.56)	(3.72)	—	(0.99)	—	(0.99)	$11.90	(24.70)%	$47,578	0.96%	1.17%	(0.96)%	0.95%	1.16%	(0.95)%	0%
For the Period December 8, 2010[8] through October 31, 2011	$20.00	(0.17)	(0.17)	(3.23)	(3.40)	—	—	—	—	$16.61	(16.98)%	$8,303	0.95%	1.83%	(0.92)%	0.95%	1.83%	(0.92)%	0%
Direxion Daily Healthcare Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$60.06	(0.16)	(0.15)	18.83	18.67	—	(0.86)	—	(0.86)	$77.87	31.43%	$105,123	0.97%	1.00%	(0.44)%	0.95%	0.98%	(0.42)%	0%
For the Year Ended October 31, 2013	$26.59	(0.09)	(0.08)	33.56	33.47	—	—	—	—	$60.06	125.87%	$48,047	0.97%	1.11%	(0.20)%	0.95%	1.10%	(0.18)%	7%
For the Year Ended October 31, 2012	$16.34	(0.13)	(0.12)	10.76	10.63	(0.01)	(0.37)	—	(0.38)	$26.59	66.77%	$5,319	0.98%	2.24%	(0.60)%	0.95%	2.21%	(0.57)%	0%
For the Period June 15, 2011[8] through October 31, 2011	$20.00	(0.00)[9]	(0.00)[9]	(3.66)	(3.66)	—	—	—	—	$16.34	(18.33)%	$4,901	0.95%	3.43%	(0.02)%	0.95%	3.43%	(0.02)%	48%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	123

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily Junior Gold Miners Index Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$30.60	$(0.11)	$(0.11)	$(11.06)	$(11.17)	$—	$—	$—	$—	$19.43	(36.50)%	$103,927	0.96%	1.03%	(0.96)%	0.95%	1.02%	(0.95)%	0%
For the Period October 3, 2013[8] through October 31, 2013	$40.00	(0.03)	(0.03)	(9.37)	(9.40)	—	—	—	—	$30.60	(23.50)%	$4,590	0.95%	8.58%	(0.95)%	0.95%	8.58%	(0.95)%	0%
Direxion Daily Junior Gold Miners Index Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$42.69	(0.04)	(0.04)	(19.95)	(19.99)	—	—	—	—	$22.70	(46.83)%	$26,101	0.96%	1.29%	(0.95)%	0.95%	1.28%	(0.94)%	0%
For the Period October 3, 2013[8] through October 31, 2013	$40.00	(0.03)	(0.03)	2.72	2.69	—	—	—	—	$42.69	6.73%	$4,269	0.95%	9.13%	(0.95)%	0.95%	9.13%	(0.95)%	0%
Direxion Daily Natural Gas Related Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$34.80	(0.25)	(0.24)	16.13	15.88	—	—	—	—	$50.68	45.63%	$17,738	0.99%	1.25%	(0.94)%	0.95%	1.21%	(0.90)%	29%
For the Year Ended October 31, 2013	$24.72	(0.18)	(0.18)	10.26	10.08	—	—	—	—	$34.80	40.78%	$20,877	0.96%	1.16%	(0.79)%	0.95%	1.15%	(0.78)%	251%
For the Year Ended October 31, 2012	$48.27	(0.16)	(0.16)	(23.31)	(23.47)	(0.08)	—	—	(0.08)	$24.72	(48.69)%	$22,244	0.96%	1.25%	(0.57)%	0.95%	1.25%	(0.57)%	141%
For the Year Ended October 31, 2011	$43.50	(0.31)	(0.30)	5.13	4.82	(0.05)	—	—	(0.05)	$48.27	11.07%	$14,481	0.97%	1.53%	(0.55)%	0.95%	1.51%	(0.53)%	40%
For the Period July 14, 2010[8] through October 31, 2010	$40.00	(0.05)	(0.05)	3.55	3.50	—	—	—	—	$43.50	8.75%	$4,350	0.95%	3.67%	(0.45)%	0.95%	3.67%	(0.45)%	30%
Direxion Daily Natural Gas Related Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$26.59	(0.10)	(0.10)	(11.69)	(11.79)	—	—	—	—	$14.80	(44.34)%	$9,064	0.95%	1.49%	(0.94)%	0.95%	1.49%	(0.94)%	0%
For the Year Ended October 31, 2013	$60.88	(0.42)	(0.42)	(33.87)	(34.29)	—	—	—	—	$26.59	(56.32)%	$8,307	0.96%	1.58%	(0.96)%	0.95%	1.56%	(0.95)%	0%
For the Year Ended October 31, 2012	$74.68	(0.64)	(0.64)	(13.16)	(13.80)	—	—	—	—	$60.88	(18.47)%	$6,850	0.96%	2.24%	(0.96)%	0.95%	2.23%	(0.94)%	0%
For the Year Ended October 31, 2011	$136.32	(0.80)	(0.76)	(60.84)	(61.64)	—	—	—	—	$74.68	(45.22)%	$2,801	0.95%	3.13%	(0.90)%	0.95%	3.13%	(0.90)%	0%
For the Period July 14, 2010[8] through October 31, 2010	$160.00	(0.40)	(0.40)	(23.28)	(23.68)	—	—	—	—	$136.32	(14.80)%	$3,408	0.95%	3.48%	(0.89)%	0.95%	3.48%	(0.89)%	0%
Direxion Daily Retail Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$71.04	(0.18)	(0.17)	(8.46)	(8.64)	—	—	—	—	$62.40	(12.16)%	$12,480	0.98%	1.21%	(0.51)%	0.95%	1.18%	(0.48)%	1%
For the Year Ended October 31, 2013	$36.44	(0.29)	(0.28)	36.89	36.60	—	(2.00)	—	(2.00)	$71.04	106.43%	$17,760	0.98%	1.38%	(0.59)%	0.95%	1.36%	(0.57)%	25%
For the Year Ended October 31, 2012	$20.62	(0.18)	(0.16)	16.97	16.79	—	(0.97)	—	(0.97)	$36.44	85.76%	$10,934	0.98%	1.87%	(0.61)%	0.95%	1.83%	(0.57)%	93%
For the Year Ended October 31, 2011	$16.65	(0.06)	(0.05)	4.25	4.19	(0.06)	(0.16)	—	(0.22)	$20.62	25.25%	$3,093	0.98%	2.17%	(0.29)%	0.95%	2.14%	(0.26)%	111%
For the Period July 14, 2010[8] through October 31, 2010	$13.33	(0.01)	(0.01)	3.34	3.33	(0.01)	—	—	(0.01)	$16.65	24.96%	$4,996	0.95%	3.76%	(0.21)%	0.95%	3.76%	(0.21)%	1%
Direxion Daily Semiconductor Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$58.51	(0.26)	(0.24)	25.58	25.32	—	—	—	—	$83.83	43.27%	$79,636	1.01%	1.11%	(0.72)%	0.95%	1.06%	(0.66)%	7%
For the Year Ended October 31, 2013	$23.75	(0.24)	(0.23)	35.00	34.76	—	—	—	—	$58.51	146.36%	$55,587	0.99%	1.09%	(0.67)%	0.95%	1.05%	(0.63)%	16%
For the Year Ended October 31, 2012	$32.89	(0.19)	(0.19)	(8.95)	(9.14)	—	—	—	—	$23.75	(27.80)%	$92,609	0.97%	1.05%	(0.62)%	0.95%	1.03%	(0.61)%	84%
For the Year Ended October 31, 2011	$37.49	(0.24)	(0.23)	(4.36)	(4.60)	—	—	—	—	$32.89	(12.27)%	$121,685	0.98%	1.06%	(0.58)%	0.95%	1.03%	(0.55)%	69%
For the Period March 11, 2010[8] through October 31, 2010	$40.00	(0.04)	(0.04)	(2.46)	(2.50)	(0.01)	—	—	(0.01)	$37.49	(6.25)%	$61,853	0.95%	1.27%	(0.20)%	0.95%	1.27%	(0.20)%	46%

The accompanying notes are an integral part of these financial statements.

124	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily Semiconductor Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$45.48	$(0.17)	$(0.17)	$(17.60)	$(17.77)	$—	$—	$—	$—	$27.71	(39.07)%	$19,392	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.95)%	0%
For the Year Ended October 31, 2013	$159.24	(0.69)	(0.69)	(113.07)	(113.76)	—	—	—	—	$45.48	(71.44)%	$29,556	0.95%	1.09%	(0.95)%	0.95%	1.08%	(0.94)%	0%
For the Year Ended October 31, 2012	$219.16	(1.44)	(1.44)	(58.48)	(59.92)	—	—	—	—	$159.24	(27.33)%	$29,858	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.94)%	0%
For the Year Ended October 31, 2011	$461.00	(2.60)	(2.44)	(222.00)	(224.60)	—	(17.24)	—	(17.24)	$219.16	(49.74)%	$19,172	1.01%	1.32%	(0.97)%	0.95%	1.26%	(0.91)%	0%
For the Period March 11, 2010[8] through October 31, 2010	$800.00	(3.60)	(3.60)	(335.40)	(339.00)	—	—	—	—	$461.00	(42.38)%	$9,219	0.96%	1.78%	(0.87)%	0.95%	1.77%	(0.86)%	0%
Direxion Daily Energy Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$83.24	(0.39)	(0.37)	23.36	22.97	—	—	—	—	$106.21	27.60%	$138,078	1.01%	1.03%	(0.92)%	0.95%	0.97%	(0.87)%	0%
For the Year Ended October 31, 2013	$49.69	(0.53)	(0.50)	34.08	33.55	—	—	—	—	$83.24	67.52%	$141,510	1.00%	1.02%	(0.88)%	0.95%	0.97%	(0.82)%	196%
For the Year Ended October 31, 2012	$48.27	(0.28)	(0.27)	1.70	1.42	—	—	—	—	$49.69	2.94%	$260,856	0.97%	0.99%	(0.59)%	0.95%	0.97%	(0.57)%	347%
For the Year Ended October 31, 2011	$38.32	(0.24)	(0.22)	10.19	9.95	—	—	—	—	$48.27	25.97%	$395,848	0.98%	0.99%	(0.40)%	0.95%	0.96%	(0.37)%	302%
For the Year Ended October 31, 2010	$41.85	0.13	0.13	1.40	1.53	(0.21)	(4.85)	—	(5.06)	$38.32	3.67%	$210,747	0.96%	1.00%	0.39%	0.95%	0.99%	0.40%	126%
For the Period November 6, 2008[8] through October 31, 2009	$60.00	0.26	0.26	(18.18)	(17.92)	(0.23)	—	—	(0.23)	$41.85	(29.75)%	$133,917	0.95%	1.05%	0.81%	0.95%	1.05%	0.81%	518%
Direxion Daily Energy Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$22.30	(0.10)	(0.10)	(6.28)	(6.38)	—	—	—	—	$15.92	(28.61)%	$50,736	0.95%	1.03%	(0.95)%	0.95%	1.03%	(0.95)%	0%
For the Year Ended October 31, 2013	$48.30	(0.31)	(0.16)	(25.69)	(26.00)	—	—	—	—	$22.30	(53.83)%	$64,392	0.95%	1.45%	(0.95)%	0.50%	1.00%	(0.50)%	0%
For the Year Ended October 31, 2012	$77.94	(0.54)	(0.56)	(29.10)	(29.64)	—	—	—	—	$48.30	(38.03)%	$92,359	0.96%	0.96%	(0.96)%	0.95%	0.95%	(0.95)%	0%
For the Year Ended October 31, 2011	$217.62	(0.96)	(0.90)	(138.72)	(139.68)	—	—	—	—	$77.94	(64.19)%	$108,847	1.02%	1.15%	(0.98)%	0.95%	1.08%	(0.91)%	0%
For the Year Ended October 31, 2010	$378.90	(2.88)	(2.76)	(158.40)	(161.28)	—	—	—	—	$217.62	(42.57)%	$64,562	0.99%	1.17%	(0.92)%	0.95%	1.13%	(0.88)%	0%
For the Period November 6, 2008[8] through October 31, 2009	$1,800.00	(4.50)	(4.50)	(1,416.60)	(1,421.10)	—	—	—	—	$378.90	(78.95)%	$71,339	0.95%	1.13%	(0.86)%	0.95%	1.13%	(0.88)%	0%
Direxion Daily Financial Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$75.82	(0.36)	(0.34)	14.35	13.99	—	—	—	—	$89.81	18.45%	$1,282,033	0.99%	1.00%	(0.84)%	0.95%	0.96%	(0.80)%	1%
For the Year Ended October 31, 2013	$36.33	(0.45)	(0.42)	39.94	39.49	—	—	—	—	$75.82	108.70%	$1,014,045	1.00%	1.02%	(0.81)%	0.95%	0.97%	(0.76)%	5%
For the Year Ended October 31, 2012	$24.42	(0.14)	(0.14)	12.05	11.91	—	—	—	—	$36.33	48.77%	$1,014,484	0.97%	0.97%	(0.56)%	0.95%	0.95%	(0.55)%	5%
For the Year Ended October 31, 2011	$36.97	(0.19)	(0.19)	(12.36)	(12.55)	—	—	—	—	$24.42	(33.94)%	$1,609,419	0.97%	0.97%	(0.53)%	0.95%	0.95%	(0.51)%	63%
For the Year Ended October 31, 2010	$37.45	0.05	0.07	(0.36)	(0.31)	(0.17)	—	—	(0.17)	$36.97	(0.97)%	$1,695,441	0.96%	0.99%	0.14%	0.95%	0.98%	0.15%	19%
For the Period November 6, 2008[8] through October 31, 2009	$166.67	0.20	0.20	(129.12)	(128.92)	(0.30)	—	—	(0.30)	$37.45	(77.36)%	$1,314,219	0.95%	0.98%	0.80%	0.95%	0.98%	0.80%	365%
Direxion Daily Financial Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$26.35	(0.11)	(0.11)	(6.10)	(6.21)	—	—	—	—	$20.14	(23.57)%	$352,532	0.95%	0.98%	(0.95)%	0.95%	0.98%	(0.95)%	0%
For the Year Ended October 31, 2013	$69.32	(0.36)	(0.31)	(42.61)	(42.97)	—	—	—	—	$26.35	(61.99)%	$608,756	0.95%	1.11%	(0.95)%	0.81%	0.97%	(0.81)%	0%
For the Year Ended October 31, 2012	$159.52	(0.96)	(0.96)	(89.24)	(90.20)	—	—	—	—	$69.32	(56.54)%	$675,511	0.95%	0.96%	(0.95)%	0.95%	0.96%	(0.95)%	0%
For the Year Ended October 31, 2011	$252.20	(1.76)	(1.76)	(90.92)	(92.68)	—	—	—	—	$159.52	(36.75)%	$1,091,990	0.96%	0.99%	(0.92)%	0.95%	0.98%	(0.91)%	0%
For the Year Ended October 31, 2010	$459.20	(2.80)	(2.60)	(204.20)	(207.00)	—	—	—	—	$252.20	(45.08)%	$1,199,646	0.96%	1.00%	(0.89)%	0.95%	0.99%	(0.88)%	0%
For the Period November 6, 2008[8] through October 31, 2009	$12,000.00	(5.80)	(5.80)	(11,535.00)	(11,540.80)	—	—	—	—	$459.20	(96.17)%	$1,216,063	0.95%	1.00%	(0.86)%	0.95%	1.00%	(0.86)%	0%

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	125

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily Real Estate Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$44.69	$(0.19)	$(0.18)	$10.05	$9.86	$—	$—	$—	$—	$54.55	22.06%	$100,920	0.99%	1.06%	(0.89)%	0.95%	1.02%	(0.85)%	136%
For the Year Ended October 31, 2013	$35.48	(0.15)	(0.13)	9.36	9.21	0.00 [9]	—	—	—	$44.69	25.97%	$134,065	1.01%	1.09%	(0.35)%	0.95%	1.04%	(0.29)%	174%
For the Year Ended October 31, 2012	$27.68	(0.08)	(0.06)	8.88	8.80	—	(1.00)	—	(1.00)	$35.48	34.26%	$106,439	1.00%	1.07%	(0.23)%	0.95%	1.02%	(0.19)%	72%
For the Year Ended October 31, 2011	$27.03	0.09	0.10	0.59	0.68	(0.03)	—	—	(0.03)	$27.68	2.51%	$141,148	0.99%	1.03%	0.29%	0.95%	0.99%	0.33%	110%
For the Year Ended October 31, 2010	$13.39	0.38	0.39	14.95	15.33	(0.51)	(1.18)	—	(1.69)	$27.03	123.46%	$110,794	0.97%	1.06%	1.93%	0.95%	1.04%	1.95%	146%
For the Period July 16, 2009[8] through October 31, 2009	$7.50	0.10	0.10	5.81	5.91	(0.02)	—	—	(0.02)	$13.39	78.71%	$107,118	0.96%	1.11%	2.43%	0.95%	1.10%	2.44%	132%
Direxion Daily Real Estate Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$56.50	(0.26)	(0.26)	(13.94)	(14.20)	—	—	—	—	$42.30	(25.13)%	$10,925	0.95%	1.80%	(0.94)%	0.95%	1.80%	(0.94)%	0%
For the Year Ended October 31, 2013	$92.88	(0.65)	(0.64)	(35.73)	(36.38)	—	—	—	—	$56.50	(39.17)%	$17,420	0.97%	1.53%	(0.96)%	0.95%	1.52%	(0.94)%	0%
For the Year Ended October 31, 2012	$175.56	(1.04)	(1.00)	(81.64)	(82.68)	—	—	—	—	$92.88	(47.10)%	$20,525	0.95%	1.32%	(0.95)%	0.95%	1.32%	(0.94)%	0%
For the Year Ended October 31, 2011	$407.60	(2.68)	(2.68)	(229.36)	(232.04)	—	—	—	—	$175.56	(56.93)%	$33,973	0.95%	1.15%	(0.90)%	0.95%	1.15%	(0.90)%	0%
For the Year Ended October 31, 2010	$2,107.00	(6.40)	(6.20)	(1,689.20)	(1,695.60)	—	(3.80)	—	(3.80)	$407.60	(80.57)%	$78,871	0.96%	1.10%	(0.88)%	0.95%	1.09%	(0.87)%	0%
For the Period July 16, 2009[8] through October 31, 2009	$6,000.00	(5.00)	(5.00)	(3,888.00)	(3,893.00)	—	—	—	—	$2,107.00	(64.88)%	$47,416	0.95%	1.65%	(0.94)%	0.95%	1.65%	(0.94)%	0%
Direxion Daily Technology Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$75.50	(0.40)	(0.39)	20.66	20.26	—	—	—	—	$95.76	26.83%	$129,283	0.97%	1.00%	(0.92)%	0.95%	0.98%	(0.90)%	52%
For the Year Ended October 31, 2013	$48.33	(0.49)	(0.49)	27.66	27.17	—	—	—	—	$75.50	56.22%	$105,696	0.96%	1.00%	(0.88)%	0.95%	0.98%	(0.87)%	324%
For the Year Ended October 31, 2012	$41.74	(0.35)	(0.34)	6.94	6.59	—	—	—	—	$48.33	15.79%	$123,240	0.97%	1.01%	(0.72)%	0.95%	0.99%	(0.70)%	137%
For the Year Ended October 31, 2011	$40.20	(0.30)	(0.28)	2.68	2.38	—	(0.84)	—	(0.84)	$41.74	5.82%	$208,712	0.98%	1.01%	(0.69)%	0.95%	0.98%	(0.66)%	12%
For the Year Ended October 31, 2010	$33.55	(0.19)	(0.12)	14.37	14.18	—	(7.53)	—	(7.53)	$40.20	47.33%	$196,994	1.15%	1.20%	(0.56)%	0.95%	1.00%	(0.36)%	106%
For the Period December 17, 2008[8] through October 31, 2009	$15.00	(0.05)	(0.05)	18.61	18.56	(0.01)	—	—	(0.01)	$33.55	123.80%	$114,065	0.95%	1.07%	(0.23)%	0.95%	1.07%	(0.23)%	206%
Direxion Daily Technology Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$25.88	(0.10)	(0.10)	(7.19)	(7.29)	—	—	—	—	$18.59	(28.17)%	$17,136	0.95%	1.26%	(0.95)%	0.95%	1.26%	(0.95)%	0%
For the Year Ended October 31, 2013	$49.20	(0.36)	(0.36)	(22.96)	(23.32)	—	—	—	—	$25.88	(47.40)%	$18,682	0.95%	1.16%	(0.95)%	0.95%	1.16%	(0.95)%	0%
For the Year Ended October 31, 2012	$80.10	(0.50)	(0.50)	(30.40)	(30.90)	—	—	—	—	$49.20	(38.58)%	$41,924	0.95%	1.13%	(0.95)%	0.95%	1.13%	(0.95)%	0%
For the Year Ended October 31, 2011	$140.15	(1.00)	(1.00)	(59.05)	(60.05)	—	—	—	—	$80.10	(42.85)%	$38,612	0.95%	1.07%	(0.90)%	0.95%	1.07%	(0.90)%	0%
For the Year Ended October 31, 2010	$314.25	(1.80)	(1.80)	(172.30)	(174.10)	—	—	—	—	$140.15	(55.40)%	$53,531	0.96%	1.11%	(0.88)%	0.95%	1.10%	(0.87)%	0%
For the Period December 17, 2008[8] through October 31, 2009	$1,500.00	(3.00)	(3.00)	(1,182.75)	(1,185.75)	—	—	—	—	$314.25	(79.05)%	$41,478	0.95%	1.21%	(0.87)%	0.95%	1.21%	(0.87)%	0%
Direxion Daily 7-10 Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$38.51	(0.18)	(0.18)	0.29	0.11	—	—	—	—	$38.62	0.29%	$3,862	0.95%	2.66%	(0.95)%	0.95%	2.66%	(0.95)%	0%
For the Year Ended October 31, 2013	$42.91	(0.39)	(0.39)	(4.01)	(4.40)	—	—	—	—	$38.51	(10.25)%	$3,851	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
For the Year Ended October 31, 2012	$37.08	(0.39)	(0.39)	7.06	6.67	—	(0.84)	—	(0.84)	$42.91	18.28%	$4,291	0.96%	2.04%	(0.96)%	0.95%	2.03%	(0.95)%	0%
For the Year Ended October 31, 2011	$32.65	(0.28)	(0.28)	6.84	6.56	(0.10)	(2.03)	—	(2.13)	$37.08	22.76%	$7,416	0.96%	1.52%	(0.92)%	0.95%	1.51%	(0.91)%	0%
For the Year Ended October 31, 2010	$25.62	0.31	0.31	7.07	7.38	(0.35)	—	—	(0.35)	$32.65	29.17%	$6,529	0.95%	1.85%	1.15%	0.95%	1.85%	1.15%	536%
For the Period April 16, 2009[8] through October 31, 2009	$30.00	0.26	0.26	(4.42)	(4.16)	(0.22)	—	—	(0.22)	$25.62	(13.85)%	$10,248	0.95%	3.14%	2.07%	0.95%	3.14%	2.07%	176%

The accompanying notes are an integral part of these financial statements.

126	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

April 30, 2014

	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[1,2]	Net Investment Income (Loss)[1,3]	Net Realized and Unrealized Gain (Loss) on Investments[10]	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[4]	Net Assets, End of Year/ Period (000’s omitted)	Net Expenses[2,5,6]	Total Expenses[2,6]	Net Investment Income (Loss) After Expense Reimbursement[2,6]	Net Expenses[3,5,6]	Total Expenses[3,6]	Net Investment Income (Loss) After Expense Reimbursement[3,6]	Portfolio Turnover Rate[7]
Direxion Daily 7-10 Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$23.93	$(0.11)	$(0.11)	$(1.01)	$(1.12)	$—	$—	$—	$—	$22.81	(4.68)%	$59,313	0.95%	0.98%	(0.95)%	0.95%	0.98%	(0.95)%	0%
For the Year Ended October 31, 2013	$23.19	(0.23)	(0.23)	0.97	0.74	—	—	—	—	$23.93	3.19%	$57,438	0.95%	0.99%	(0.95)%	0.95%	0.99%	(0.95)%	0%
For the Year Ended October 31, 2012	$29.91	(0.24)	(0.24)	(6.48)	(6.72)	—	—	—	—	$23.19	(22.47)%	$52,167	0.95%	1.00%	(0.95)%	0.95%	1.00%	(0.95)%	0%
For the Year Ended October 31, 2011	$41.08	(0.36)	(0.36)	(10.81)	(11.17)	—	—	—	—	$29.91	(27.19)%	$65,795	0.95%	0.97%	(0.91)%	0.95%	0.97%	(0.91)%	0%
For the Year Ended October 31, 2010	$64.03	(0.44)	(0.43)	(17.20)	(17.64)	—	(5.31)	—	(5.31)	$41.08	(29.95)%	$59,564	0.95%	1.20%	(0.87)%	0.95%	1.20%	(0.87)%	0%
For the Period April 16, 2009[8] through October 31, 2009	$60.00	(0.29)	(0.29)	4.32	4.03	—	—	—	—	$64.03	6.72%	$19,210	0.95%	2.21%	(0.89)%	0.95%	2.21%	(0.89)%	0%
Direxion Daily 20+ Year Treasury Bull 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$50.53	(0.17)	(0.17)	6.74	6.57	—	—	—	—	$57.10	13.01%	$39,972	0.95%	1.10%	(0.68)%	0.95%	1.10%	(0.68)%	0%
For the Year Ended October 31, 2013	$75.05	0.29	0.29	(24.49)	(24.20)	(0.30)	—	(0.02)	(0.32)	$50.53	(32.29)%	$30,318	0.96%	1.11%	0.49%	0.95%	1.10%	0.49%	0%
For the Year Ended October 31, 2012	$62.82	(0.18)	(0.17)	12.96	12.78	—	(0.55)	—	(0.55)	$75.05	20.45%	$33,773	0.96%	1.10%	(0.26)%	0.95%	1.10%	(0.25)%	0%
For the Year Ended October 31, 2011	$43.18	(0.25)	(0.25)	21.17	20.92	(0.29)	(0.99)	—	(1.28)	$62.82	51.23%	$18,847	0.95%	1.14%	(0.64)%	0.95%	1.14%	(0.64)%	128%
For the Year Ended October 31, 2010	$42.56	0.56	0.57	5.03	5.59	(0.77)	(4.20)	—	(4.97)	$43.18	15.27%	$15,114	0.95%	1.61%	1.42%	0.95%	1.61%	1.42%	658%
For the Period April 16, 2009[8] through October 31, 2009	$60.00	0.64	0.64	(17.70)	(17.06)	(0.38)	—	—	(0.38)	$42.56	(28.43)%	$12,768	0.95%	1.98%	2.84%	0.95%	1.98%	2.84%	215%
Direxion Daily 20+ Year Treasury Bear 3X Shares
For the Six Months Ended April 30, 2014 (Unaudited)	$64.67	(0.29)	(0.28)	(11.21)	(11.50)	—	—	—	—	$53.17	(17.78)%	$542,278	0.91%	0.91%	(0.91)%	0.90%	0.90%	(0.90)%	0%
For the Year Ended October 31, 2013	$53.35	(0.56)	(0.55)	11.88	11.32	—	—	—	—	$64.67	21.22%	$543,198	0.92%	0.92%	(0.91)%	0.91%	0.91%	(0.91)%	0%
For the Year Ended October 31, 2012	$83.34	(0.55)	(0.55)	(29.44)	(29.99)	—	—	—	—	$53.35	(35.99)%	$298,754	0.93%	0.92%	(0.93)%	0.93%	0.92%	(0.93)%	0%
For the Year Ended October 31, 2011	$191.75	(1.50)	(1.48)	(106.91)	(108.41)	—	—	—	—	$83.34	(56.54)%	$295,029	0.93%	0.94%	(0.89)%	0.92%	0.93%	(0.88)%	0%
For the Year Ended October 31, 2010	$324.45	(2.10)	(2.05)	(93.85)	(95.95)	—	(35.00)	(1.75)	(36.75)	$191.75	(33.48)%	$222,430	0.95%	0.95%	(0.87)%	0.95%	0.95%	(0.87)%	0%
For the Period April 16, 2009[8] through October 31, 2009	$300.00	(1.60)	(1.60)	26.05	24.45	—	—	—	—	$324.45	8.15%	$90,852	0.95%	1.10%	(0.89)%	0.95%	1.10%	(0.89)%	0%

[1]	Based on average shares outstanding.
[2]	Includes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[3]	Excludes interest expense and extraordinary expenses which comprise of excise tax and litigation expenses.
[4]	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
[5]	Net expenses include effects of any reimbursement or recoupment.
[6]	For periods less than a year, these ratios are annualized.
[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Portfolio turnover rate does not include effects of turnover of the swap portfolio.
[8]	Commencement of investment operations.
[9]	Between $(0.005) and $0.005.
[10]	Due to the timing of sales and redemptions of capital shares, the net realized and unrealized gain(loss) per share is not in accordance with the Fund’s changes in net realized and unrealized gain(loss) on investments, in-kind redemptions and swaps for the period.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	127

Direxion Shares ETF Trust

NOTES TO THE FINANCIAL STATEMENTS

April 30, 2014 (Unaudited)

1.	ORGANIZATION

The Direxion Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has 55 separate series (each, a “Fund” and together the “Funds”). 47 of these are included in this report:

Direxion Daily S&P 500® Bull 3X Shares	Direxion Daily S&P 500® Bear 3X Shares
Direxion Daily Mid Cap Bull 3X Shares	Direxion Daily Mid Cap Bear 3X Shares
Direxion Daily Small Cap Bull 3X Shares	Direxion Daily Small Cap Bear 3X Shares
Direxion Daily Brazil Bull 3X Shares	Direxion Daily Brazil Bear 3X Shares
Direxion Daily Developed Markets Bull 3X Shares	Direxion Daily Developed Markets Bear 3X Shares
Direxion Daily Emerging Markets Bull 3X Shares	Direxion Daily Emerging Markets Bear 3X Shares
Direxion Daily FTSE China Bull 3X Shares	Direxion Daily FTSE China Bear 3X Shares
Direxion Daily FTSE Europe Bull 3X Shares	Direxion Daily FTSE Europe Bear 3X Shares
Direxion Daily India Bull 3X Shares
Direxion Daily Japan Bull 3X Shares	Direxion Daily Japan Bear 3X Shares
Direxion Daily Latin America Bull 3X Shares
Direxion Daily Russia Bull 3X Shares	Direxion Daily Russia Bear 3X Shares
Direxion Daily South Korea Bull 3X Shares	Direxion Daily South Korea Bear 3X Shares
Direxion Daily Basic Materials Bull 3X Shares
Direxion Daily Gold Miners Bull 3X Shares	Direxion Daily Gold Miners Bear 3X Shares
Direxion Daily Heathcare Bull 3X Shares
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Direxion Daily Junior Gold Miners Index Bear 3X Shares
Direxion Daily Natural Gas Related Bull 3X Shares	Direxion Daily Natural Gas Related Bear 3X Shares
Direxion Daily Retail Bull 3X Shares
Direxion Daily Semiconductor Bull 3X Shares	Direxion Daily Semiconductor Bear 3X Shares
Direxion Daily Energy Bull 3X Shares	Direxion Daily Energy Bear 3X Shares
Direxion Daily Financial Bull 3X Shares	Direxion Daily Financial Bear 3X Shares
Direxion Daily Real Estate Bull 3X Shares	Direxion Daily Real Estate Bear 3X Shares
Direxion Daily Technology Bull 3X Shares	Direxion Daily Technology Bear 3X Shares
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Direxion Daily 7-10 Year Treasury Bear 3X Shares
Direxion Daily 20+ Year Treasury Bull 3X Shares	Direxion Daily 20+ Year Treasury Bear 3X Shares

Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark. The correlations sought by the Bull Funds are a multiple of 300% of the return of the target index or benchmark and a multiple of -300% of the return of the target index or benchmark for the Bear Funds.

Funds	Index or Benchmark	Daily Target
Direxion Daily S&P 500® Bull 3X Shares		300%
Direxion Daily S&P 500® Bear 3X Shares	S&P 500® Index	-300%
Direxion Daily Mid Cap Bull 3X Shares		300%
Direxion Daily Mid Cap Bear 3X Shares	S&P Mid Cap 400® Index	-300%
Direxion Daily Small Cap Bull 3X Shares		300%
Direxion Daily Small Cap Bear 3X Shares	Russell 2000® Index	-300%

128	DIREXION SEMI-ANNUAL REPORT

Funds	Index or Benchmark	Daily Target
Direxion Daily Brazil Bull 3X Shares		300%
Direxion Daily Brazil Bear 3X Shares	MSCI Brazil 25/50 Index	-300%
Direxion Daily Developed Markets Bull 3X Shares		300%
Direxion Daily Developed Markets Bear 3X Shares	MSCI EAFE® Index	-300%
Direxion Daily Emerging Markets Bull 3X Shares		300%
Direxion Daily Emerging Markets Bear 3X Shares	MSCI Emerging Market IndexSM	-300%
Direxion Daily FTSE China Bull 3X Shares		300%
Direxion Daily FTSE China Bear 3X Shares	FTSE China 25 Index	-300%
Direxion Daily FTSE Europe Bull 3X Shares		300%
Direxion Daily FTSE Europe Bear 3X Shares	FTSE Developed Europe Index	-300%
Direxion Daily India Bull 3X Shares	Indus India Index	300%
Direxion Daily Japan Bull 3X Shares		300%
Direxion Daily Japan Bear 3X Shares	MSCI Daily TR Net Japan USD Index	-300%
Direxion Daily Latin America Bull 3X Shares	S&P® Latin America 40 Index	300%
Direxion Daily Russia Bull 3X Shares		300%
Direxion Daily Russia Bear 3X Shares	Market VectorsTM Russia Index	-300%
Direxion Daily South Korea Bull 3X Shares		300%
Direxion Daily South Korea Bear 3X Shares	MSCI Korea 25/50 Index	-300%
Direxion Daily Basic Materials Bull 3X Shares	The S&P® Materials Select Sector Index	300%
Direxion Daily Gold Miners Bull 3X Shares		300%
Direxion Daily Gold Miners Bear 3X Shares	NYSE Arca Gold Miners Index	-300%
Direxion Daily Healthcare Bull 3X Shares	The S&P® Health Care Select Sector Index	300%
Direxion Daily Junior Gold Miners Index Bull 3X Shares		300%
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Market VectorsTM Junior Gold Miners Index	-300%
Direxion Daily Natural Gas Related Bull 3X Shares		300%
Direxion Daily Natural Gas Related Bear 3X Shares	ISE-Revere Natural Gas IndexTM	-300%
Direxion Daily Retail Bull 3X Shares	Russell 1000® Retail Index	300%
Direxion Daily Semiconductor Bull 3X Shares		300%
Direxion Daily Semiconductor Bear 3X Shares	PHLX Semiconductor Sector Index	-300%
Direxion Daily Energy Bull 3X Shares		300%
Direxion Daily Energy Bear 3X Shares	Energy Select Sector Index	-300%
Direxion Daily Financial Bull 3X Shares		300%
Direxion Daily Financial Bear 3X Shares	Russell 1000® Financial Services Index	-300%
Direxion Daily Real Estate Bull 3X Shares		300%
Direxion Daily Real Estate Bear 3X Shares	MSCI US REIT IndexSM	-300%
Direxion Daily Technology Bull 3X Shares		300%
Direxion Daily Technology Bear 3X Shares	Technology Select Sector Index	-300%
Direxion Daily 7-10 Year Treasury Bull 3X Shares		300%
Direxion Daily 7-10 Year Treasury Bear 3X Shares	NYSE 7-10 Year Treasury Bond Index	-300%
Direxion Daily 20+ Year Treasury Bull 3X Shares		300%
Direxion Daily 20+ Year Treasury Bear 3X Shares	NYSE 20 Year Plus Treasury Bond Index	-300%

DIREXION SEMI-ANNUAL REPORT	129

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a)  Investment Valuation – The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE is open for business. On days that the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets close all day, the Direxion Daily 7-10 Year Treasury Bull 3X Shares, Direxion Daily 7-10 Year Treasury Bear 3X Shares, Direxion Daily 20+ Year Treasury Bull 3X Shares and Direxion Daily 20+ Year Treasury Bear 3X Shares (the “Fixed Income Funds”) do not calculate their NAVs, even if the NYSE is open for business. Similarly, on days that SIFMA recommends that the bond markets close early each of the Fixed Income Funds calculate its NAV as of the time of the recommended close, usually 2:00pm Eastern time, rather than the close of regular trading on the NYSE. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQ® Global Market (“NASDAQ”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the Counter securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Swaps contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Securities or swap contracts are fair valued as determined by Rafferty Asset Management, LLC (the “Adviser”) under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides valuation that in the judgement of the Adviser does not represent fair value; or d) the Fund or Adviser believes the market price is stale.

b)  Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Each Fund enters into master netting agreements with counterparties to mitigate counterparty credit risk in derivatives contracts. A Fund does not offset fair value amounts for derivatives contracts and related cash collateral on the Statement of Assets and Liabilities arising from derivative contracts executed with the same counterparties under such master netting agreements. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. These swap contracts do not include the delivery of securities by the Funds to the counterparty. The net amount of the excess, if any, of the Fund’s obligations owed over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds’ custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

130	DIREXION SEMI-ANNUAL REPORT

Each Fund may enter into swap contracts that provide the opposite return of the underlying benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as interest rate environment and the demand to borrow the securities underlining the swap agreement can cause a scenario in which the Fund will pay the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. The Funds do not net collateral on the Statements of Assets and Liabilities. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

The Funds enter into master netting agreements with the counterparties. These agreements calculate the obligations of the parties on a “net basis”. Consequently, the Funds’ current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Funds’ obligations are accrued daily and offset by any amounts owed to the Funds. However, the Funds do not offset the fair value amounts of the swap contracts and the related collateral on the Statements of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements as of April 30, 2014.

Assets:
Description: Swap Contract				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$96,185,141	$—	$96,185,141	$96,185,141	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	23,853,552	(655,215)	23,198,337	23,198,337	—	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	277,361,103	(25,111,633)	252,249,470	252,249,470	—	—
Direxion Daily Small Cap Bear 3X Shares	28,190,819	(28,190,819)	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	4,274,351	(1,844)	4,272,507	4,272,507	—	—
Direxion Daily Brazil Bear 3X Shares	685,308	(120,704)	564,604	564,604	—	—
Direxion Daily Developed Markets Bull 3X Shares	12,817,752	—	12,817,752	12,817,752	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	29,867,869	—	29,867,869	29,867,869	—	—
Direxion Daily Emerging Markets Bear 3X Shares	281,827	(281,827)	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	1,079,933	(1,079,933)	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	2,286,470	(564,217)	1,722,253	1,722,253	—	—
Direxion Daily FTSE Europe Bull 3X Shares	490,614	—	490,614	490,614	—	—
Direxion Daily FTSE Europe Bear 3X Shares	—	—	—	—	—	—
Direxion Daily India Bull 3X Shares	12,821,148	(22,592)	12,798,556	12,798,556	—	—
Direxion Daily Japan Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Japan Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	4,009,769	(194)	4,009,575	4,009,575	—	—
Direxion Daily Russia Bull 3X Shares	1,106,759	(1,106,759)	—	—	—	—
Direxion Daily Russia Bear 3X Shares	1,494,084	(756,278)	737,806	737,806	—	—
Direxion Daily South Korea Bull 3X Shares	585,482	—	585,482	585,482	—	—
Direxion Daily South Korea Bear 3X Shares	739	(739)	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	2,739,603	—	2,739,603	2,739,603	—	—
Direxion Daily Gold Miners Bull 3X Shares	133,403,903	(35,335,254)	98,068,649	98,068,649	—	—

DIREXION SEMI-ANNUAL REPORT	131

				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion Daily Gold Miners Bear 3X Shares	$36,473,583	$(1,024,069)	$35,449,514	$35,449,514	$—	$—
Direxion Daily Healthcare Bull 3X Shares	22,858,635	(441,406)	22,417,229	22,417,229	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	6,941,376	(491,772)	6,449,604	6,449,604	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	12,757,647	—	12,757,647	12,757,647	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	6,564,054	(5,973)	6,558,081	6,558,081	—	—
Direxion Daily Semiconductor Bull 3X Shares	55,869,029	(479,617)	55,389,412	55,389,412	—	—
Direxion Daily Semiconductor Bear 3X Shares	11,390	(11,390)	—	—	—	—
Direxion Daily Energy Bull 3X Shares	133,353,856	(730)	133,353,126	133,353,126	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	593,293,539	(95,415)	593,198,124	593,198,124	—	—
Direxion Daily Financial Bear 3X Shares	513,472	(513,472)	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	79,462,454	—	79,462,454	79,462,454	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	38,168,242	—	38,168,242	38,168,242	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	73,219	—	73,219	73,219	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	1,150,613	(1,150,613)	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	3,740,341	—	3,740,341	3,740,341	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	16,823,297	(16,823,297)	—	—	—	—

Liabilities:

Description: Swap Contract				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	51,661,006	—	51,661,006	51,661,006	—	—
Direxion Daily Mid Cap Bull 3X Shares	655,215	(655,215)	—	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	1,115,038	—	1,115,038	1,115,038	—	—
Direxion Daily Small Cap Bull 3X Shares	25,111,633	(25,111,633)	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	62,486,293	(28,190,819)	34,295,474	34,295,474	—	—
Direxion Daily Brazil Bull 3X Shares	1,844	(1,844)	—	—	—	—
Direxion Daily Brazil Bear 3X Shares	120,704	(120,704)	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	1,293,817	—	1,293,817	1,293,817	—	—

132	DIREXION SEMI-ANNUAL REPORT

				Gross Amounts not offset in the Statement of Asset and Liabilities
Fund Name	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts Presented in the Statement of Asset and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Direxion Daily Emerging Markets Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily Emerging Markets Bear 3X Shares	9,844,390	(281,827)	9,562,563	9,562,563	—	—
Direxion Daily FTSE China Bull 3X Shares	13,574,033	(1,079,933)	12,494,100	12,494,100	—	—
Direxion Daily FTSE China Bear 3X Shares	564,217	(564,217)	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE Europe Bear 3X Shares	353,406	—	353,406	353,406	—	—
Direxion Daily India Bull 3X Shares	22,592	(22,592)	—	—	—	—
Direxion Daily Japan Bull 3X Shares	897,924	—	897,924	897,924	—	—
Direxion Daily Japan Bear 3X Shares	86,887	—	86,887	86,887	—	—
Direxion Daily Latin America Bull 3X Shares	194	(194)	—	—	—	—
Direxion Daily Russia Bull 3X Shares	3,781,877	(1,106,759)	2,675,118	2,675,118	—	—
Direxion Daily Russia Bear 3X Shares	756,278	(756,278)	—	—	—	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	—	—	—
Direxion Daily South Korea Bear 3X Shares	87,593	(739)	86,854	86,854	—	—
Direxion Daily Basic Materials Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	35,335,254	(35,335,254)	—	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	1,024,069	(1,024,069)	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	441,406	(441,406)	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	24,996,350	—	24,996,350	24,996,350	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	491,772	(491,772)	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	3,824,948	—	3,824,948	3,824,948	—	—
Direxion Daily Retail Bull 3X Shares	5,973	(5,973)	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	479,617	(479,617)	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	7,339,858	(11,390)	7,328,468	7,328,468	—	—
Direxion Daily Energy Bull 3X Shares	730	(730)	—	—	—	—
Direxion Daily Energy Bear 3X Shares	13,592,157	—	13,592,157	13,592,157	—	—
Direxion Daily Financial Bull 3X Shares	95,415	(95,415)	—	—	—	—
Direxion Daily Financial Bear 3X Shares	45,115,163	(513,472)	44,601,691	44,601,691	—	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	2,233,750	—	2,233,750	2,233,750	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	6,371,027	—	6,371,027	6,371,027	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	1,865,746	(1,150,613)	715,133	715,133	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	47,523,553	(16,823,297)	30,700,256	30,700,256	—	—

In the event of the counterparty’s default, bankruptcy or any other event for which the counterparty can not meet its obligations, a Fund bears the risk of loss equal to the amount of the daily appreciation owed to the Fund. This obligation represents the daily gain accrued to the Fund from the close of business day prior to this event to the day on which this event occurs and the counterparty can no longer meet its obligations. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is a party to a swap agreement is monitored by the Adviser. Shareholders may obtain swap counterparty financial statements at www.sec.gov. Swap contracts are subject to credit risk. Credit risk occurs when the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain

DIREXION SEMI-ANNUAL REPORT	133

counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value and performance-based thresholds. The maximum exposure to the Funds in regard to potential counterparty default and credit-risk related contingent features at April 30, 2014 is as follows:

	Direxion Daily S&P 500® Bull 3X Shares			Direxion Daily S&P 500® Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(20,576,506)	$43,878,952	$23,302,446
Citibank N.A.	—	—	—	(1,839,645)	16,269,135	14,429,490
Credit Suisse International	—	—	—	(21,268,293)	42,540,015	21,271,722
Deutsche Bank AG London	—	—	—	(2,283,516)	20,251,764	17,968,248
Bank of America Merrill Lynch	—	—	—	(3,758,812)	23,135,740	19,376,928
Morgan Stanley Capital Services	—	—	—	(1,934,234)	19,235,280	17,301,046

Total	$—	$—	$—	$(51,661,006)	$165,310,886	$113,649,880

	Direxion Daily Mid Cap Bull 3X Shares			Direxion Daily Mid Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$—	$—
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	(886,092)	2,570,001	1,683,909
Deutsche Bank AG London	(655,215)	8,885,222	8,230,007	(15,706)	842,105	826,399
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	—	—	—	(213,240)	3,053,502	2,840,262

Total	$(655,215)	$8,885,222	$8,230,007	$(1,115,038)	$6,465,608	$5,350,570

	Direxion Daily Small Cap Bull 3X Shares			Direxion Daily Small Cap Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(27,166,809)	$107,734,595	$80,567,786
Citibank N.A.	(5,637,796)	147,142,041	141,504,245	—	—	—
Credit Suisse International	—	—	—	(30,929,866)	124,970,070	94,040,204
Deutsche Bank AG London	(11,628,545)	136,967,786	125,339,241	(189,416)	42,211,251	42,021,835
Bank of America Merrill Lynch	(7,845,292)	173,401,971	165,556,679	—	—	—
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$(25,111,633)	$457,511,798	$432,400,165	$(58,286,091)	$274,915,916	$216,629,825

	Direxion Daily Brazil Bull 3X Shares			Direxion Daily Brazil Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(1,844)	$160,000	$158,156	$(25,337)	$520,726	$495,389
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	—	—	—
Deutsche Bank AG London	—	—	—	—	—	—
Bank of America Merrill Lynch	—	—	—	(95,367)	1,210,004	1,114,637
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$(1,844)	$160,000	$158,156	$(120,704)	$1,730,730	$1,610,026

134	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Developed Markets Bull 3X Shares			Direxion Daily Developed Markets Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(247,449)	$1,279,835	$1,032,386
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	(254,822)	450,000	195,178
Deutsche Bank AG London	—	—	—	(590,803)	1,172,285	581,482
Bank of America Merrill Lynch	—	—	—	(83,559)	630,002	546,443
Morgan Stanley Capital Services	—	—	—	(117,184)	987,499	870,315

Total	$—	$—	$—	$(1,293,817)	$4,519,621	$3,225,804

	Direxion Daily Emerging Markets Bull 3X Shares			Direxion Daily Emerging Markets Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(22,139)	$14,821,977	$14,799,838
Citibank N.A.	—	—	—	(4,067,074)	20,036,890	15,969,816
Credit Suisse International	—	—	—	(1,382,363)	9,450,006	8,067,643
Deutsche Bank AG London	—	—	—	(1,855,659)	16,674,759	14,819,100
Bank of America Merrill Lynch	—	—	—	(2,517,155)	13,304,545	10,787,390
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$—	$—	$—	$(9,844,390)	$74,288,177	$64,443,787

	Direxion Daily FTSE China Bull 3X Shares			Direxion Daily FTSE China Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(157,616)	$2,670,000	$2,512,384
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	(12,489,083)	33,083,179	20,594,096	—	—	—
Deutsche Bank AG London	—	—	—	(368,953)	2,991,118	2,622,165
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	(1,063,747)	14,770,588	13,706,841	—	—	—

Total	$(13,552,830)	$47,853,767	$34,300,937	$(526,569)	$5,661,118	$5,134,549

	Direxion Daily FTSE Europe Bull 3X Shares			Direxion Daily FTSE Europe Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$—	$—
Citibank N.A.	—	—	—	(221,665)	1,093,986	872,321
Credit Suisse International	—	—	—	(131,741)	1,180,000	1,048,259
Deutsche Bank AG London	—	—	—	—	—	—
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$—	$—	$—	$(353,406)	$2,273,986	$1,920,580

	Direxion Daily India Bull 3X Shares			Direxion Daily Japan Bull 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(483,139)	$2,650,000	$2,166,861
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	(414,785)	1,163,378	748,593
Deutsche Bank AG London	—	—	—	—	—	—
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	(22,592)	3,320,762	3,298,170	—	—	—

Total	$(22,592)	$3,320,762	$3,298,170	$(897,924)	$3,813,378	$2,915,454

DIREXION SEMI-ANNUAL REPORT	135

	Direxion Daily Japan Bear 3X Shares			Direxion Daily Latin America Bull 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(29,786)	$570,000	$540,214	$—	$—	$—
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	(57,101)	1,440,000	1,382,899	—	—	—
Deutsche Bank AG London	—	—	—	—	—	—
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$(86,887)	$2,010,000	$1,923,113	$—	$—	$—

	Direxion Daily Russia Bull 3X Shares			Direxion Daily Russia Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(339,746)	$2,360,000	$2,020,254
Citibank N.A.	(628,158)	7,128,517	6,500,359	(91,361)	2,457,997	2,366,636
Credit Suisse International	(1,192,139)	—	(1,192,139)	—	—	—
Deutsche Bank AG London	—	—	—	(95,909)	3,276,760	3,180,851
Bank of America Merrill Lynch	(1,122,012)	12,120,040	10,998,028	—	—	—
Morgan Stanley Capital Services	—	—	—	(229,262)	3,570,050	3,340,788

Total	$(2,942,309)	$19,248,557	$16,306,248	$(756,278)	$11,664,807	$10,908,529

	Direxion Daily South Korea Bull 3X Shares			Direxion Daily South Korea Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(9,590)	$470,000	$460,410
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	(17,303)	310,000	292,697
Deutsche Bank AG London	—	—	—	—	—	—
Bank of America Merrill Lynch	—	—	—	(9,432)	100,001	90,569
Morgan Stanley Capital Services	—	—	—	(50,529)	220,069	169,540

Total	$—	$—	$—	$(86,854)	$1,100,070	$1,013,216

	Direxion Daily Basic Materials Bull 3X Shares			Direxion Daily Gold Miners Bull 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(965,443)	$32,000,042	$31,034,599
Citibank N.A.	—	—	—	(7,030,686)	49,022,808	41,992,122
Credit Suisse International	—	—	—	(27,177,499)	31,872,472	4,694,973
Deutsche Bank AG London	—	—	—	—	—	—
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$—	$—	$—	$(35,173,628)	$112,895,322	$77,721,694

	Direxion Daily Gold Miners Bear 3X Shares			Direxion Daily Healthcare Bull 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(756,317)	$25,010,010	$24,253,693	$(79,196)	$14,720,000	$14,640,804
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	—	—	—
Deutsche Bank AG London	(267,752)	15,796,455	15,528,703	—	—	—
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$(1,024,069)	$40,806,465	$39,782,396	$(79,196)	$14,720,000	$14,640,804

136	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Junior Gold Miners Index Bull 3X Shares			Direxion Daily Junior Gold Miners Index Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(434,243)	$17,159,986	$16,725,743	$(79,400)	$980,000	$900,600
Citibank N.A.	(18,215,763)	40,606,087	22,390,324	—	—	—
Credit Suisse International	(991,932)	—	(991,932)	(311,820)	2,874,131	2,562,311
Deutsche Bank AG London	(5,208,710)	12,759,484	7,550,774	—	—	—
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	(145,702)	9,890,273	9,744,571	(100,552)	3,010,320	2,909,768

Total	$(24,996,350)	$80,415,830	$55,419,480	$(491,772)	$6,864,451	$6,372,679

	Direxion Daily Natural Gas Related Bull 3X Shares			Direxion Daily Natural Gas Related Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$—	$—
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	(1,710,256)	3,760,000	2,049,744
Deutsche Bank AG London	—	—	—	(2,055,975)	4,460,171	2,404,196
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	—	—	—	(58,717)	1,090,479	1,031,762

Total	$—	$—	$—	$(3,824,948)	$9,310,650	$5,485,702

	Direxion Daily Retail Bull 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—
Citibank N.A.	—	—	—
Credit Suisse International	—	—	—
Deutsche Bank AG London	—	—	—
Bank of America Merrill Lynch	—	—	—
Morgan Stanley Capital Services	(5,973)	1,000,386	994,413

Total	$(5,973)	$1,000,386	$994,413

	Direxion Daily Semiconductor Bull 3X Shares			Direxion Daily Semiconductor Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$—	$—
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	(7,266,169)	12,740,007	5,473,838
Deutsche Bank AG London	—	—	—	(73,689)	2,362,036	2,288,347
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	(479,617)	10,216,604	9,736,987	—	—	—

Total	$(479,617)	$10,216,604	$9,736,987	$(7,339,858)	$15,102,043	$7,762,185

DIREXION SEMI-ANNUAL REPORT	137

	Direxion Daily Energy Bull 3X Shares			Direxion Daily Energy Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$(730)	$1,132,500	$1,131,770	$(267,642)	$3,790,002	$3,522,360
Citibank N.A.	—	—	—	(823,793)	3,633,812	2,810,019
Credit Suisse International	—	—	—	(9,746,172)	26,450,011	16,703,839
Deutsche Bank AG London	—	—	—	(519,152)	1,937,802	1,418,650
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	—	—	—	(2,235,398)	5,796,107	3,560,709

Total	$(730)	$1,132,500	$1,131,770	$(13,592,157)	$41,607,734	$28,015,577

	Direxion Daily Financial Bull 3X Shares			Direxion Daily Financial Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(7,682,862)	$80,913,989	$73,231,127
Citibank N.A.	—	—	—	(3,382,622)	18,204,537	14,821,915
Credit Suisse International	—	—	—	(30,230,927)	108,920,046	78,689,119
Deutsche Bank AG London	—	—	—	(1,889,046)	16,720,974	14,831,928
Bank of America Merrill Lynch	—	—	—	(943,019)	26,451,530	25,508,511
Morgan Stanley Capital Services	—	—	—	(473,215)	28,309,362	27,836,147

Total	$—	$—	$—	$(44,601,691)	$279,520,438	$234,918,747

	Direxion Daily Real Estate Bull 3X Shares			Direxion Daily Real Estate Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(135,238)	$1,335,376	$1,200,138
Credit Suisse International	—	—	—	(575,736)	1,300,000	724,264
Deutsche Bank AG London	—	—	—	(221,937)	556,983	335,046
Bank of America Merrill Lynch	—	—	—	(452,456)	3,570,073	3,117,617
Morgan Stanley Capital Services	—	—	—	(848,383)	2,633,060	1,784,677

Total	$—	$—	$—	(2,233,750)	9,395,492	$7,161,742

	Direxion Daily Technology Bull 3X Shares			Direxion Daily Technology Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$—	$—	$—	$(5,957,889)	$10,790,004	$4,832,115
Deutsche Bank AG London	—	—	—	(266,611)	3,422,701	3,156,090
Bank of America Merrill Lynch	—	—	—	(146,527)	1,626,324	1,479,797

Total	$—	$—	$—	$(6,371,027)	$15,839,029	$9,468,002

	Direxion Daily 7-10 Year Treasury Bull 3X Shares			Direxion Daily 7-10 Year Treasury Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$(1,126,381)	$9,710,001	$8,583,620
Citibank N.A.	—	—	—	—	—	—
Credit Suisse International	—	—	—	—	—	—
Deutsche Bank AG London	—	—	—	(402,260)	3,876,488	3,474,228
Bank of America Merrill Lynch	—	—	—	—	—	—
Morgan Stanley Capital Services	—	—	—	(337,105)	9,070,267	8,733,162

Total	$—	$—	$—	$(1,865,746)	$22,656,756	$20,791,010

138	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily 20+ Year Treasury Bull 3X Shares			Direxion Daily 20+ Year Treasury Bear 3X Shares
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
BNP Paribas	$—	$—	$—	$—	$—	$—
Citibank N.A.	—	—	—	(19,152,805)	83,926,637	64,773,832
Credit Suisse International	—	—	—	—	—	—
Deutsche Bank AG London	—	—	—	(21,498,937)	81,476,658	59,977,721
Bank of America Merrill Lynch	—	—	—	(6,871,811)	98,240,564	91,368,753
Morgan Stanley Capital Services	—	—	—	—	—	—

Total	$—	$—	$—	$(47,523,553)	$263,643,859	$216,120,306

At April 30, 2014, if such credit risk-related contingencies were triggered the counterparties would have the option to terminate any positions open under the master netting agreement.

c) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries may require less disclosure as required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

d) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

e) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of net investment income and net realized capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes. No provision for federal income taxes has been made.

f) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective net assets.

g) Distributions to Shareholders – Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

h) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

i) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DIREXION SEMI-ANNUAL REPORT	139

3.	INCOME TAX AND DISTRIBUTION INFORMATION

The tax character of distributions paid during the six-months ended April 30, 2014 and period ended October 31, 2013, were as follows:

	Six Months Ended April 30, 2014 (Unaudited)			Year Ended October 31, 2013
	Distributions Paid From:			Distributions Paid From:
Funds	Ordinary Income	Long Term Capital Gains	Return of Capital	Ordinary Income	Long Term Capital Gains	Return of Capital
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	2,032,510	—	—	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	14,424,276	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Brazil Bull 3X Shares[1]	—	—	—	—	—	9,868
Direxion Daily Brazil Bear 3X Shares[2]	131,368	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	42,187	—	—
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	—	—	306,516
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares[5]	—	—	—	—	—	—
Direxion Daily FTSE Europe Bear 3X Shares[5]	—	—	—	—	—	—
Direxion Daily India Bull 3X Shares	—	—	—	—	—	18,620
Direxion Daily Japan Bull 3X Shares[3]	30,583	—	—	—	—	—
Direxion Daily Japan Bear 3X Shares[3]	—	—	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	—	74,779
Direxion Daily Russia Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Russia Bear 3X Shares	—	—	—	—	—	—
Direxion Daily South Korea Bull 3X Shares[1]	56,741	—	—	—	—	—
Direxion Daily South Korea Bear 3X Shares[2]	—	—	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	856,862	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares[4]	—	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares[4]	—	—	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Retail Bull 3X Shares	—	—	—	600,893	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	11,026	—	—
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	142,361	—	7,656
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—

140	DIREXION SEMI-ANNUAL REPORT

At October 31, 2013, the components of accumulated earnings/loss of the Funds on a tax-basis were as follows:

Funds	Net Unrealized Appreciation/ (Depreciation)	Undistributed Ordinary Income (Loss)	Undistributed Capital Gain (Loss)	Other Accumulated Earnings (Losses)	Total Accumulated Earnings (Losses)
Direxion Daily S&P 500® Bull 3X Shares	$103,493,228	$—	$—	$(61,498)	$103,431,730
Direxion Daily S&P 500® Bear 3X Shares	(140,381,700)	—	—	(703,183,649)	(843,565,349)
Direxion Daily Mid Cap Bull 3X Shares	17,321,236	2,032,507	—	—	19,353,743
Direxion Daily Mid Cap Bear 3X Shares	(6,905,076)	—	—	(57,350,357)	(64,255,433)
Direxion Daily Small Cap Bull 3X Shares	256,994,201	14,424,177	—	(18,769)	271,399,609
Direxion Daily Small Cap Bear 3X Shares	(664,012,592)	—	—	(1,773,266,466)	(2,437,279,058)
Direxion Daily Brazil Bull 3X Shares	245,896	—	—	(105,284)	140,612
Direxion Daily Brazil Bear 3X Shares	112,910	205,700	—	—	318,610
Direxion Daily Developed Markets Bull 3X Shares	11,001,726	—	—	—	11,001,726
Direxion Daily Developed Markets Bear 3X Shares	(4,478,240)	—	—	(34,171,392)	(38,649,632)
Direxion Daily Emerging Markets Bull 3X Shares	(63,562,077)	—	—	(39,847,246)	(103,409,323)
Direxion Daily Emerging Markets Bear 3X Shares	(58,349,897)	—	—	(225,027,019)	(283,376,916)
Direxion Daily FTSE China Bull 3X Shares	28,003,323	—	—	(14,767,996)	13,235,327
Direxion Daily FTSE China Bear 3X Shares	(7,543,876)	—	—	(11,198,691)	(18,742,567)
Direxion Daily India Bull 3X Shares	(7,998,463)	—	—	(3,732,420)	(11,730,883)
Direxion Daily Japan Bull 3X Shares	556,863	30,583	—	(13,003)	574,443
Direxion Daily Japan Bear 3X Shares	(384,344)	1,121	—	(347,899)	(731,122)
Direxion Daily Latin America Bull 3X Shares	(5,549,183)	—	—	(17,592,644)	(23,141,827)
Direxion Daily Russia Bull 3X Shares	2,575,734	—	—	(57,299)	2,518,435
Direxion Daily Russia Bear 3X Shares	(3,574,072)	—	—	(12,510,324)	(16,084,396)
Direxion Daily South Korea Bull 3X Shares	943,079	56,741	—	—	999,820
Direxion Daily South Korea Bear 3X Shares	(384,829)	—	—	(230,839)	(615,668)
Direxion Daily Basic Materials Bull 3X Shares	1,285,175	—	—	(773,974)	511,201
Direxion Daily Gold Miners Bull 3X Shares	(770,118,691)	—	—	(153,474,450)	(923,593,141)
Direxion Daily Gold Miners Bear 3X Shares	(10,650,262)	—	—	(10,151,327)	(20,801,589)
Direxion Daily Healthcare Bull 3X Shares	10,037,730	856,857	—	—	10,894,587
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(1,087,959)	6,056	—	(96,577)	(1,178,480)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	664,785	6,295	—	(392,245)	278,835
Direxion Daily Natural Gas Related Bull 3X Shares	5,579,691	—	—	—	5,579,691
Direxion Daily Natural Gas Related Bear 3X Shares	(4,367,554)	—	—	(548,264)	(4,915,818)
Direxion Daily Retail Bull 3X Shares	7,891,249	—	—	—	7,891,249
Direxion Daily Semiconductor Bull 3X Shares	36,381,599	—	—	(420,152)	35,961,447
Direxion Daily Semiconductor Bear 3X Shares	(22,455,775)	—	—	(31,773,601)	(54,229,376)
Direxion Daily Energy Bull 3X Shares	106,125,523	—	—	(8,672)	106,116,851
Direxion Daily Energy Bear 3X Shares	(31,315,608)	—	—	(142,166,599)	(173,482,207)
Direxion Daily Financial Bull 3X Shares	293,251,350	—	—	(25,610)	293,225,380
Direxion Daily Financial Bear 3X Shares	(566,843,044)	—	—	(3,668,726,490)	(4,235,569,534)
Direxion Daily Real Estate Bull 3X Shares	23,659,473	—	—	—	23,659,473
Direxion Daily Real Estate Bear 3X Shares	(6,229,921)	—	—	(156,277,738)	(162,507,659)
Direxion Daily Technology Bull 3X Shares	24,243,458	—	—	—	24,243,458
Direxion Daily Technology Bear 3X Shares	(11,060,105)	—	—	(99,827,735)	(110,887,840)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	(21,331)	—	—	—	(21,331)
Direxion Daily 7-10 Year Treasury Bear 3X Shares	(5,278,577)	—	—	(45,439,971)	(50,718,548)
Direxion Daily 20+ Year Treasury Bull 3X Shares	(6,525,450)	—	—	(509,099)	(7,034,549)
Direxion Daily 20+ Year Treasury Bear 3X Shares	(61,011,016)	—	—	(417,310,602)	(478,321,618)

DIREXION SEMI-ANNUAL REPORT	141

At April 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Funds	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Direxion Daily S&P 500® Bull 3X Shares	$200,655,316	$38,428	$—	$38,428
Direxion Daily S&P 500® Bear 3X Shares	164,920,886	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	37,395,078	—	(521)	(521)
Direxion Daily Mid Cap Bear 3X Shares	6,465,608	—	—	—
Direxion Daily Small Cap Bull 3X Shares	756,054,916	—	(132,397)	(132,397)
Direxion Daily Small Cap Bear 3X Shares	468,680,125	—	—	—
Direxion Daily Brazil Bull 3X Shares	7,723,821	—	(210,737)	(210,737)
Direxion Daily Brazil Bear 3X Shares	3,140,280	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	33,082,751	75,383	—	75,383
Direxion Daily Developed Markets Bear 3X Shares	4,519,621	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	193,063,540	—	(129,728)	(129,728)
Direxion Daily Emerging Markets Bear 3X Shares	92,335,581	—	—	—
Direxion Daily FTSE China Bull 3X Shares	78,796,649	—	(963,289)	(963,289)
Direxion Daily FTSE China Bear 3X Shares	14,641,322	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	4,646,932	58,882	—	58,882
Direxion Daily FTSE Europe Bear 3X Shares	2,273,986	—	—	—
Direxion Daily India Bull 3X Shares	24,992,909	16,778	(26,838)	(10,060)
Direxion Daily Japan Bull 3X Shares	6,704,074	—	(192,705)	(192,705)
Direxion Daily Japan Bear 3X Shares	2,010,000	—	—	—
Direxion Daily Latin America Bull 3X Shares	15,871,590	114,567	—	114,567
Direxion Daily Russia Bull 3X Shares	74,008,408	—	(63,407)	(63,407)
Direxion Daily Russia Bear 3X Shares	16,552,842	—	—	—
Direxion Daily South Korea Bull 3X Shares	1,885,044	45,087	—	45,087
Direxion Daily South Korea Bear 3X Shares	1,100,070	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	4,705,628	96,363	—	96,363
Direxion Daily Gold Miners Bull 3X Shares	578,846,561	—	(20,670,918)	(20,670,918)
Direxion Daily Gold Miners Bear 3X Shares	129,570,812	—	—	—
Direxion Daily Healthcare Bull 3X Shares	73,899,216	1,012,220	—	1,012,220
Direxion Daily Junior Gold Miners Index Bull 3X Shares	111,416,073	—	(35,030)	(35,030)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	17,538,863	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	8,822,083	22,825	(50,654)	(27,829)
Direxion Daily Natural Gas Related Bear 3X Shares	9,310,650	—	—	—
Direxion Daily Retail Bull 3X Shares	6,060,246	—	(89,669)	(89,669)
Direxion Daily Semiconductor Bull 3X Shares	45,961,426	610,068	(567,139)	42,929
Direxion Daily Semiconductor Bear 3X Shares	18,565,831	—	—	—
Direxion Daily Energy Bull 3X Shares	58,687,299	48,200	—	48,200
Direxion Daily Energy Bear 3X Shares	41,607,734	—	—	—
Direxion Daily Financial Bull 3X Shares	790,471,637	2,347,336	(3,374,053)	(1,026,717)
Direxion Daily Financial Bear 3X Shares	275,243,529	—	—	—
Direxion Daily Real Estate Bull 3X Shares	67,977,806	43,169	1,822	44,991
Direxion Daily Real Estate Bear 3X Shares	9,395,493	—	—	—
Direxion Daily Technology Bull 3X Shares	77,802,845	25,479	—	25,479
Direxion Daily Technology Bear 3X Shares	15,839,029	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	2,455,380	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	36,276,760	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	22,056,972	—	(15,418)	(15,418)
Direxion Daily 20+ Year Treasury Bear 3X Shares	395,020,285	—	—	—

Net investment income/(loss) and realized gain and losses for Federal income tax purposes may differ from those reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent

142	DIREXION SEMI-ANNUAL REPORT

differences in net investment income/(loss) and realized gain and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. The permanent differences primarily relate to tax treatment of redemption in-kind, net operating losses, distribution reclasses, sales of REITS and PFICs and utilization of earning and profits distributed to shareholders on redemption of shares.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connections with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, October 31, 2013.

Ordinary Late Year Loss Deferral
Direxion Daily S&P 500® Bull 3X Shares	$—
Direxion Daily S&P 500® Bear 3X Shares	1,574,979
Direxion Daily Mid Cap Bull 3X Shares	—
Direxion Daily Mid Cap Bear 3X Shares	89,419
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	6,529,738
Direxion Daily Brazil Bull 3X Shares	5,777
Direxion Daily Brazil Bear 3X Shares	—
Direxion Daily Developed Markets Bull 3X Shares	—
Direxion Daily Developed Markets Bear 3X Shares	82,405
Direxion Daily Emerging Markets Bull 3X Shares	1,191,402
Direxion Daily Emerging Markets Bear 3X Shares	849,875
Direxion Daily FTSE China Bull 3X Shares	397,985
Direxion Daily FTSE China Bear 3X Shares	68,954
Direxion Daily India Bull 3X Shares	183,831
Direxion Daily Japan Bull 3X Shares	—
Direxion Daily Japan Bear 3X Shares	—
Direxion Daily Latin America Bull 3X Shares	93,836
Direxion Daily Russia Bull 3X Shares	179,486
Direxion Daily Russia Bear 3X Shares	103,641
Direxion Daily South Korea Bull 3X Shares	—
Direxion Daily South Korea Bear 3X Shares	2,900
Direxion Daily Basic Materials Bull 3X Shares	20,974
Direxion Daily Gold Miners Bull 3X Shares	3,747,463
Direxion Daily Gold Miners Bear 3X Shares	—
Direxion Daily Healthcare Bull 3X Shares	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—
Direxion Daily Natural Gas Related Bull 3X Shares	—
Direxion Daily Natural Gas Related Bear 3X Shares	52,589
Direxion Daily Retail Bull 3X Shares	—
Direxion Daily Semiconductor Bull 3X Shares	—
Direxion Daily Semiconductor Bear 3X Shares	309,673
Direxion Daily Energy Bull 3X Shares	—
Direxion Daily Energy Bear 3X Shares	622,393
Direxion Daily Financial Bull 3X Shares	—
Direxion Daily Financial Bear 3X Shares	4,499,010
Direxion Daily Real Estate Bull 3X Shares	—
Direxion Daily Real Estate Bear 3X Shares	118,132

DIREXION SEMI-ANNUAL REPORT	143

Ordinary Late Year Loss Deferral
Direxion Daily Technology Bull 3X Shares	$—
Direxion Daily Technology Bear 3X Shares	175,675
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	431,151
Direxion Daily 20+ Year Treasury Bull 3X Shares	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	3,329,847

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Previous law limited the carry forward of capital losses to the eight tax years following the year the capital loss was realized. If a Fund has capital losses that are subject to current law and also has capital losses subject to prior law, the losses realized under current law will be utilized to offset capital gains before any of the losses governed by prior law can be used. As a result of the ordering rules, capital losses realized under previous law may be more likely to expire unused. Capital losses realized under current law will carry forward retaining their classification as long-term or short-term losses; as compared to under prior law in which all capital losses were carried forward as short-term capital losses.

At October 31, 2013, for Federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the year indicated:

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	227,849,840	243,723,246	—	229,991,006	—
Direxion Daily Mid Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Mid Cap Bear 3X Shares	22,162,993	4,862,033	5,743,778	24,492,134	—
Direxion Daily Small Cap Bull 3X Shares	—	—	—	—	—
Direxion Daily Small Cap Bear 3X Shares	447,535,089	170,386,620	41,155,587	981,121,692	—
Direxion Daily Brazil Bull 3X Shares	—	—	—	99,507	—
Direxion Daily Brazil Bear 3X Shares	—	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	—	—	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	6,226,800	3,814,712	2,982,535	(21,064,940)	—
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—	—	38,655,844
Direxion Daily Emerging Markets Bear 3X Shares	73,271,322	33,557,979	24,388,554	92,959,289	—
Direxion Daily FTSE China Bull 3X Shares	—	—	—	—	14,370,011
Direxion Daily FTSE China Bear 3X Shares	—	2,295,087	—	8,834,650	—
Direxion Daily India Bull 3X Shares	1,150,428	—	—	—	2,398,160
Direxion Daily Japan Bull 3X Shares	—	—	—	—	—
Direxion Daily Japan Bear 3X Shares	—	—	—	347,899	—
Direxion Daily Latin America Bull 3X Shares	—	—	—	—	17,498,807
Direxion Daily Russia Bull 3X Shares	398,813	—	—	—	—
Direxion Daily Russia Bear 3X Shares	649,297	—	—	11,353,456	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	—	—
Direxion Daily South Korea Bear 3X Shares	—	—	—	227,939	—
Direxion Daily Basic Materials Bull 3X Shares	710,002	—	—	—	42,998
Direxion Daily Gold Miners Bull 3X Shares	—	—	—	—	149,726,987
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	—	—	—	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—	96,577	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	392,245	—
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—	—	—

144	DIREXION SEMI-ANNUAL REPORT

Funds	October 31, 2019	October 31, 2018	October 31, 2017	Unlimited ST	Unlimited LT
Direxion Daily Natural Gas Related Bear 3X Shares	$495,675	$—	$—	$—	$—
Direxion Daily Retail Bull 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bull 3X Shares	—	—	—	—	—
Direxion Daily Semiconductor Bear 3X Shares	961,396	—	—	30,502,532	—
Direxion Daily Energy Bull 3X Shares	—	—	—	—	—
Direxion Daily Energy Bear 3X Shares	12,590,578	3,644,343	25,942,062	99,362,681	—
Direxion Daily Financial Bull 3X Shares	—	—	—	—	—
Direxion Daily Financial Bear 3X Shares	679,926,863	839,658,285	833,736,449	1,310,876,646	—
Direxion Daily Real Estate Bull 3X Shares	—	—	—	—	—
Direxion Daily Real Estate Bear 3X Shares	81,864,882	40,732,146	—	33,086,474	—
Direxion Daily Technology Bull 3X Shares	—	—	—	—	—
Direxion Daily Technology Bear 3X Shares	37,175,240	11,093,015	13,642,542	37,739,797	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	2,880,591	13,265,888	—	28,862,341	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—	1,894	507,205
Direxion Daily 20+ Year Treasury Bear 3X Shares	101,871,069	93,882,293	—	218,227,393	—
Capital Loss Utilized during year ended October 31, 2013:
Direxion Daily S&P 500® Bull 3X Shares	—
Direxion Daily S&P 500® Bear 3X Shares	—
Direxion Daily Mid Cap Bull 3X Shares	1,081,882
Direxion Daily Mid Cap Bear 3X Shares	—
Direxion Daily Small Cap Bull 3X Shares	—
Direxion Daily Small Cap Bear 3X Shares	—
Direxion Daily Brazil Bull 3X Shares	—
Direxion Daily Brazil Bear 3X Shares	—
Direxion Daily Developed Markets Bull 3X Shares	3,356,207
Direxion Daily Developed Markets Bear 3X Shares	—
Direxion Daily Emerging Markets Bull 3X Shares	27,867,804
Direxion Daily Emerging Markets Bear 3X Shares	—
Direxion Daily FTSE China Bull 3X Shares	121,579
Direxion Daily FTSE China Bear 3X Shares	—
Direxion Daily India Bull 3X Shares	3,050,027
Direxion Daily Japan Bull 3X Shares	—
Direxion Daily Japan Bear 3X Shares	—
Direxion Daily Latin America Bull 3X Shares	—
Direxion Daily Russia Bull 3X Shares	2,286,927
Direxion Daily Russia Bear 3X Shares	—
Direxion Daily South Korea Bull 3X Shares	—
Direxion Daily South Korea Bear 3X Shares	—
Direxion Daily Basic Materials Bull 3X Shares	445,066
Direxion Daily Gold Miners Bull 3X Shares	—
Direxion Daily Gold Miners Bear 3X Shares	—
Direxion Daily Healthcare Bull 3X Shares	115,464
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—
Direxion Daily Natural Gas Related Bull 3X Shares	—
Direxion Daily Natural Gas Related Bear 3X Shares	629,091
Direxion Daily Retail Bull 3X Shares	—
Direxion Daily Semiconductor Bull 3X Shares	22,167,608

DIREXION SEMI-ANNUAL REPORT	145

Funds	October 31, 2019
Direxion Daily Semiconductor Bear 3X Shares	$—
Direxion Daily Energy Bull 3X Shares	9,854,414
Direxion Daily Energy Bear 3X Shares	—
Direxion Daily Financial Bull 3X Shares	60,685,239
Direxion Daily Financial Bear 3X Shares	—
Direxion Daily Real Estate Bull 3X Shares	—
Direxion Daily Real Estate Bear 3X Shares	—
Direxion Daily Technology Bull 3X Shares	—
Direxion Daily Technology Bear 3X Shares	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2013, open Federal and state income tax years include the tax years ended October 31, 2010 through October 31, 2013. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

4.	CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A creation unit consists of 50,000 Shares. Creation units of the Bull Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Creation units of the Bear Funds are issued and redeemed for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

Transaction Fees are imposed to cover the costs associated with the issuance and redemption of creation units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of creation units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each creation unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Transaction fees received by each Fund is displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets.

5.	INVESTMENT TRANSACTIONS

The table below displays each Fund’s investment transactions during the period ended April 30, 2014. Purchases represent the aggregate purchases of investments excluding cost of in-kind purchases, short-term investments purchases, and swaps contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments and swap contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily S&P 500® Bull 3X Shares	$75,049,280	$—	$54,438,000	$139,251,678
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—

146	DIREXION SEMI-ANNUAL REPORT

Funds	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Direxion Daily Mid Cap Bull 3X Shares	$8,119,939	$—	$3,917,984	$12,105,965
Direxion Daily Mid Cap Bear 3X Shares	—	—	—	—
Direxion Daily Small Cap Bull 3X Shares	1,148,204,000	—	75,437,255	1,208,960,861
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—
Direxion Daily Brazil Bull 3X Shares	1,418,983	4,380,207	6,334,335	4,275,206
Direxion Daily Brazil Bear 3X Shares	—	—	—	—
Direxion Daily Developed Markets Bull 3X Shares	6,532,500	1,774,798	7,351,338	13,437,206
Direxion Daily Developed Markets Bear 3X Shares	—	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	64,692,950	45,294,322	149,135,812	192,606,470
Direxion Daily Emerging Markets Bear 3X Shares	—	—	—	—
Direxion Daily FTSE China Bull 3X Shares	—	9,223,442	26,647,389	16,293,914
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—
Direxion Daily FTSE Europe Bull 3X Shares	1,028,149	—	2,074,859	—
Direxion Daily FTSE Europe Bear 3X Shares	—	—	—	—
Direxion Daily India Bull 3X Shares	9,181,836	2,529,950	3,137,139	12,045,810
Direxion Daily Japan Bull 3X Shares	4,746,406	626,149	—	2,310,249
Direxion Daily Japan Bear 3X Shares	—	—	—	—
Direxion Daily Latin America Bull 3X Shares	—	4,215,728	2,490,035	2,224,588
Direxion Daily Russia Bull 3X Shares	—	1,895,247	45,082,275	10,706,661
Direxion Daily Russia Bear 3X Shares	—	—	—	—
Direxion Daily South Korea Bull 3X Shares	—	—	—	—
Direxion Daily South Korea Bear 3X Shares	—	—	—	—
Direxion Daily Basic Materials Bull 3X Shares	—	196,966	2,672,621	—
Direxion Daily Gold Miners Bull 3X Shares	256,991,789	262,665,613	713,272,745	615,854,846
Direxion Daily Gold Miners Bear 3X Shares	—	—	—	—
Direxion Daily Healthcare Bull 3X Shares	—	13,880,343	50,738,067	10,514,323
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	8,663,075	46,018,057	7,297,298
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	—	—	—
Direxion Daily Natural Gas Related Bull 3X Shares	5,206,294	346,572	1,640,615	7,463,813
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—	—
Direxion Daily Retail Bull 3X Shares	35,710	35,660	7,398,078	9,890,843
Direxion Daily Semiconductor Bull 3X Shares	908,802	903,153	24,541,084	16,380,878
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—
Direxion Daily Energy Bull 3X Shares	35,743,290	—	12,344,871	54,961,194
Direxion Daily Energy Bear 3X Shares	—	—	—	—
Direxion Daily Financial Bull 3X Shares	334,388,407	699,018	367,994,852	565,609,133
Direxion Daily Financial Bear 3X Shares	—	—	—	—
Direxion Daily Real Estate Bull 3X Shares	40,166,260	4,890,914	9,539,369	43,797,051
Direxion Daily Real Estate Bear 3X Shares	—	—	—	—
Direxion Daily Technology Bull 3X Shares	7,263,452	2,552,418	4,195,421	4,648,551
Direxion Daily Technology Bear 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—
Direxion Daily 20+ Year Treasury Bull 3X Shares	8,264,720	—	2,198,596	19,005,276
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended April 30, 2014.

DIREXION SEMI-ANNUAL REPORT	147

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Under an Investment Advisory Agreement between the Trust, on behalf of each Fund, the Adviser provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees. Pursuant to the Advisory Agreement, each Fund pays the Adviser 0.75% at an annual rate based on its average daily net assets.

The Advisor has agreed to waive a portion of its fees based upon specific breakpoints based on each Fund’s daily net assets at least until September 1, 2015. The breakpoint schedule is detailed in the table below:

Net Asset Range			Advisory Fees
$ 0	>	$1,500,000,000	0.75%
$1,500,000,000	>	$2,000,000,000	0.70%
$2,000,000,000	>	$2,500,000,000	0.65%
$2,500,000,000	>	$3,000,000,000	0.60%
$3,000,000,000	>	$3,500,000,000	0.55%
$3,500,000,000	>	$4,000,000,000	0.50%
$4,000,000,000	>	$4,500,000,000	0.45%
$4,500,000,000	>		0.40%

Each Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses to the extent that they exceed 0.95%. Any expense waiver is subject to reimbursement by the Funds, as applicable, within the following three years if overall expenses fall below these percentage limitations.

The table below presents amounts that the Adviser recouped, waived and the amounts available for potential recoupment by the Adviser.

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2014	October 31, 2015	October 31, 2016	October 31, 2017
Direxion Daily S&P 500® Bull 3X Shares	$3,090	$18,478	$193,723	$152,594	$56,828	$18,478	$421,623
Direxion Daily S&P 500® Bear 3X Shares	—	28,507	184,289	137,393	664,329	28,507	1,014,518
Direxion Daily Mid Cap Bull 3X Shares	—	21,674	84,186	64,230	56,816	21,674	226,906
Direxion Daily Mid Cap Bear 3X Shares	—	19,293	53,462	53,700	44,203	19,293	170,658
Direxion Daily Small Cap Bull 3X Shares	—	174,286	458,971	407,177	369,333	174,286	1,409,767
Direxion Daily Small Cap Bear 3X Shares	—	176,483	471,868	432,919	951,002	176,483	2,032,272
Direxion Daily Brazil Bull 3X Shares	—	23,545	—	—	50,334	23,545	73,879
Direxion Daily Brazil Bear 3X Shares	—	24,011	—	—	48,816	24,011	72,827
Direxion Daily Developed Markets Bull 3X Shares	42	26,568	99,768	89,363	86,433	26,568	302,132
Direxion Daily Developed Markets Bear 3X Shares	—	43,581	113,243	90,368	101,521	43,581	348,713
Direxion Daily Emerging Markets Bull 3X Shares	41	48,023	136,953	53,891	183,637	48,023	422,504

148	DIREXION SEMI-ANNUAL REPORT

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2014	October 31, 2015	October 31, 2016	October 31, 2017
Direxion Daily Emerging Markets Bear 3X Shares	$126	$35,937	$109,750	$76,731	$136,539	$35,937	$358,957
Direxion Daily FTSE China Bull 3X Shares	—	34,102	58,680	67,598	60,150	34,102	220,530
Direxion Daily FTSE China Bear 3X Shares	—	18,120	44,124	46,928	39,558	18,120	148,730
Direxion Daily FTSE Europe Bull 3X Shares	—	14,931	—	—	—	14,931	14,931
Direxion Daily FTSE Europe Bear 3X Shares	—	14,971	—	—	—	14,971	14,971
Direxion Daily India Bull 3X Shares	—	19,954	46,548	50,500	44,693	19,954	161,695
Direxion Daily Japan Bull 3X Shares	—	25,099	—	—	43,630	25,099	68,729
Direxion Daily Japan Bear 3X Shares	—	26,871	—	—	44,220	26,871	71,091
Direxion Daily Latin America Bull 3X Shares	—	28,886	130,389	—	51,306	28,886	210,581
Direxion Daily Russia Bull 3X Shares	87	32,296	49,218	85,108	64,838	32,296	231,460
Direxion Daily Russia Bear 3X Shares	—	20,340	45,889	67,007	47,055	20,340	180,291
Direxion Daily South Korea Bull 3X Shares	—	25,067	—	—	50,060	25,067	75,127
Direxion Daily South Korea Bear 3X Shares	—	25,269	—	—	48,838	25,269	74,107
Direxion Daily Basic Materials Bull 3X Shares	—	35,309	41,511	57,071	66,113	35,309	200,004
Direxion Daily Gold Miners Bull 3X Shares	73,469	2,812	—	15,642	9,696	2,812	28,150
Direxion Daily Gold Miners Bear 3X Shares	22,263	17,184	43,320	39,741	25,459	17,184	125,704
Direxion Daily Healthcare Bull 3X Shares	—	13,622	41,323	54,637	38,307	13,622	147,889
Direxion Daily Junior Gold Miners Index Bull 3X Shares	299	13,334	—	—	28,811	13,334	42,145
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	23,705	—	—	29,144	23,705	52,849
Direxion Daily Natural Gas Related Bull 3X Shares	—	22,200	50,908	52,735	47,703	22,200	173,546
Direxion Daily Natural Gas Related Bear 3X Shares	—	18,381	49,235	48,130	38,852	18,381	154,598
Direxion Daily Retail Bull 3X Shares	—	23,740	69,732	68,917	58,308	23,740	220,697
Direxion Daily Semiconductor Bull 3X Shares	—	32,944	81,238	75,617	73,566	32,944	263,365
Direxion Daily Semiconductor Bear 3X Shares	—	23,687	56,523	52,970	49,951	23,687	183,131

DIREXION SEMI-ANNUAL REPORT	149

	Expenses Recouped	Expenses Reimbursed	Potential Recoupment Amounts Expiring:				Total Potential Recoupment Amount
Funds			October 31, 2014	October 31, 2015	October 31, 2016	October 31, 2017
Direxion Daily Energy Bull 3X Shares	$137	$17,410	$61,917	$70,146	$36,602	$17,410	$186,075
Direxion Daily Energy Bear 3X Shares	—	24,484	79,437	—	390,075	24,484	493,996
Direxion Daily Financial Bull 3X Shares	357	66,513	12,679	21,107	202,808	66,513	303,107
Direxion Daily Financial Bear 3X Shares	1,453	59,616	181,530	76,986	946,987	59,616	1,265,119
Direxion Daily Real Estate Bull 3X Shares	—	38,722	47,965	77,997	100,033	38,722	264,717
Direxion Daily Real Estate Bear 3X Shares	—	—	88,452	91,712	87,338	—	267,502
Direxion Daily Technology Bull 3X Shares	—	17,068	63,119	60,396	41,206	17,068	181,789
Direxion Daily Technology Bear 3X Shares	—	27,870	51,556	62,025	48,820	27,870	190,271
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	31,761	62,151	50,043	59,046	31,761	203,001
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	8,234	14,758	25,290	20,458	8,234	68,740
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	19,818	44,789	39,097	44,808	19,818	148,512
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	—	—	—

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No 12b-1 fees are currently being charged by any Fund, and there are currently no plans to impose these fees.

7.	FAIR VALUE MEASUREMENTS

The Funds follow authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes of valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

150	DIREXION SEMI-ANNUAL REPORT

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2014:

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$7,206,694	$—	$—	$7,206,694	$—	$—	$—	$—
Short-Term Investments	193,487,050	—	—	193,487,050	164,920,886	—	—	164,920,886
Other Financial Instruments**	—	96,185,141	—	96,185,141	—	(51,661,006)	—	(51,661,006)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$191,455	$—	$—	$191,455	$—	$—	$—	$—
Short-Term Investments	37,204,144	—	—	37,204,144	6,465,608	—	—	6,465,608
Other Financial Instruments**	—	23,198,337	—	23,198,337	—	(1,115,038)	—	(1,115,038)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$37,479,482	$—	$—	$37,479,482	$—	$—	$—	$—
Short-Term Investments	718,443,037	—	—	718,443,037	468,680,125	—	—	468,680,125
Other Financial Instruments**	—	252,249,470	—	252,249,470	—	(34,295,474)	—	(34,295,474)

	Direxion Daily Brazil Bull 3X Shares				Direxion Daily Brazil Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$1,073,076	$—	$—	$1,073,076	$—	$—	$—	$—
Short-Term Investments	6,440,008	—	—	6,440,008	3,140,280	—	—	3,140,280
Other Financial Instruments**	—	4,272,507	—	4,272,507	—	564,604	—	564,604

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$4,023,570	$—	$—	$4,023,570	$—	$—	$—	$—
Short-Term Investments	29,134,564	—	—	29,134,564	4,519,621	—	—	4,519,621
Other Financial Instruments**	—	12,817,752	—	12,817,752	—	(1,293,817)	—	(1,293,817)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$17,766,444	$—	$—	$17,766,444	$—	$—	$—	$—
Short-Term Investments	175,167,368	—	—	175,167,368	92,335,581	—	—	92,335,581
Other Financial Instruments**	—	29,867,869	—	29,867,869	—	(9,562,563)	—	(9,562,563)

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$10,146,152	$—	$—	$10,146,152	$—	$—	$—	$—
Short-Term Investments	67,687,208	—	—	67,687,208	14,641,322	—	—	14,641,322
Other Financial Instruments**	—	(12,494,100)	—	(12,494,100)	—	1,722,253	—	1,722,253

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily FTSE Europe Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$3,161,890	$—	$—	$3,161,890	$—	$—	$—	$—
Short-Term Investments	1,543,924	—	—	1,543,924	2,273,986	—	—	2,273,986
Other Financial Instruments**	—	490,614	—	490,614	—	(353,406)	—	(353,406)

DIREXION SEMI-ANNUAL REPORT	151

	Direxion Daily India Bull 3X Shares				Direxion Daily Japan Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$4,159,695	$—	$—	$4,159,695	$2,697,991	$—	$—	$2,697,991
Short-Term Investments	20,823,154	—	—	20,823,154	3,813,378	—	—	3,813,378
Other Financial Instruments**	—	12,798,556	—	12,798,556	—	(897,924)	—	(897,924)

	Direxion Daily Japan Bear 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$4,643,496	$—	$—	$4,643,496
Short-Term Investments	2,010,000	—	—	2,010,000	11,342,661	—	—	11,342,661
Other Financial Instruments**	—	(86,887)	—	(86,887)	—	4,009,575	—	4,009,575

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$34,001,639	$—	$—	$34,001,639	$—	$—	$—	$—
Short-Term Investments	39,943,362	—	—	39,943,362	16,552,842	—	—	16,552,842
Other Financial Instruments**	—	(2,675,118)	—	(2,675,118)	—	737,806	—	737,806

	Direxion Daily South Korea Bull 3X Shares				Direxion Daily South Korea Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$492,957	$—	$—	$492,957	$—	$—	$—	$—
Short-Term Investments	1,437,174	—	—	1,437,174	1,100,070	—	—	1,100,070
Other Financial Instruments**	—	585,482	—	585,482	—	(86,854)	—	(86,854)

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Gold Miners Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$2,768,985	$—	$—	$2,768,985	$159,936,988	$—	$—	$159,936,988
Short-Term Investments	2,033,006	—	—	2,033,006	398,238,655	—	—	398,238,655
Other Financial Instruments**	—	2,739,603	—	2,739,603	—	98,068,649	—	98,068,649

	Direxion Daily Gold Miners Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$—	$—	$—	$—	$36,939,154	$—	$—	$36,939,154
Short-Term Investments	129,570,812	—	—	129,570,812	37,972,282	—	—	37,972,282
Other Financial Instruments**	—	35,449,514	—	35,449,514	—	22,417,229	—	22,417,229

	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$30,965,213	$—	$—	$30,965,213	$—	$—	$—	$—
Short-Term Investments	80,415,830	—	—	80,415,830	17,538,863	—	—	17,538,863
Other Financial Instruments**	—	(24,996,350)	—	(24,996,350)	—	6,449,604	—	6,449,604

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$793,396	$—	$—	$793,396	$—	$—	$—	$—
Short-Term Investments	8,000,858	—	—	8,000,858	9,310,650	—	—	9,310,650
Other Financial Instruments**	—	12,757,647	—	12,757,647	—	(3,824,948)	—	(3,824,948)

152	DIREXION SEMI-ANNUAL REPORT

	Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total
Common Stocks*	$957,002	$—	$—	$957,002
Short-Term Investments	5,013,575	—	—	5,013,575
Other Financial Instruments**	—	6,558,081	—	6,558,081

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$22,182,352	$—	$—	$22,182,352	$—	$—	$—	$—
Short-Term Investments	23,822,003	—	—	23,822,003	18,565,831	—	—	18,565,831
Other Financial Instruments**	—	55,389,412	—	55,389,412	—	(7,328,468)	—	(7,328,468)

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$967,303	$—	$—	$967,303	$—	$—	$—	$—
Short-Term Investments	57,768,196	—	—	57,768,196	41,607,734	—	—	41,607,734
Other Financial Instruments**	—	133,353,126	—	133,353,126	—	(13,592,157)	—	(13,592,157)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$161,645,212	$—	$—	$161,645,212	$—	$—	$—	$—
Short-Term Investments	627,799,708	—	—	627,799,708	275,243,529	—	—	275,243,529
Other Financial Instruments**	—	593,198,124	—	593,198,124	—	(44,601,691)	—	(44,601,691)

	Direxion Daily Real Estate Bull 3X Shares				Direxion Daily Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$2,688,933	$—	$—	$2,688,933	$—	$—	$—	$—
Short-Term Investments	59,333,864	—	—	59,333,864	9,395,493	—	—	9,395,493
Other Financial Instruments**	—	79,462,454	—	79,462,454	—	(2,233,750)	—	(2,233,750)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Equity*	$6,996,505	$—	$—	$6,996,505	$—	$—	$—	$—
Short-Term Investments	70,831,819	—	—	70,831,819	15,839,029	—	—	15,839,029
Other Financial Instruments**	—	38,168,242	—	38,168,242	—	(6,371,027)	—	(6,371,027)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income*	$—	$—	$—	$—	$—	$—	$—	$—
Short-Term Investments	2,455,380	—	—	2,455,380	36,276,760	—	—	36,276,760
Other Financial Instruments**	—	73,219	—	73,219	—	(715,133)	—	(715,133)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies – Fixed Income*	$182,426	$—	$—	$182,426	$—	$—	$—	$—
Short-Term Investments	21,859,128	—	—	21,859,128	395,020,285	—	—	395,020,285
Other Financial Instruments**	—	3,741,341	—	3,741,341	—	(30,700,256)	—	(30,700,256)

*	For further detail on each asset class, see the Schedules of Investments.
**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

DIREXION SEMI-ANNUAL REPORT	153

The Funds also follow authoritative accounting standards which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

There were no transfers between Level 1 and Level 2 securities during the period ended April 30, 2014 and the period ended October 31, 2013. There were no Level 3 securities held by the Funds during the period ended April 30, 2014 and the period ended October 31, 2013. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

8.	VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of April 30, 2014, the Funds were invested in swap contracts. At April 30, 2014, the fair value of derivative instruments, by primary risk, was as follows:

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bull 3X Shares	$96,185,141	$—	$96,185,141
Direxion Daily S&P 500® Bear 3X Shares	—	—	—
Direxion Daily Mid Cap Bull 3X Shares	23,853,552	—	23,853,552
Direxion Daily Mid Cap Bear 3X Shares	—	—	—
Direxion Daily Small Cap Bull 3X Shares	277,361,103	—	277,361,103
Direxion Daily Small Cap Bear 3X Shares	28,190,819	—	28,190,819
Direxion Daily Brazil Bull 3X Shares	4,274,351	—	4,274,351
Direxion Daily Brazil Bear 3X Shares	685,308	—	685,308
Direxion Daily Developed Markets Bull 3X Shares	12,817,752	—	12,817,752
Direxion Daily Developed Markets Bear 3X Shares	—	—	—
Direxion Daily Emerging Markets Bull 3X Shares	29,867,869	—	29,867,869
Direxion Daily Emerging Markets Bear 3X Shares	281,827	—	281,827
Direxion Daily FTSE China Bull 3X Shares	1,079,933	—	1,079,933
Direxion Daily FTSE China Bear 3X Shares	2,286,470	—	2,286,470
Direxion Daily FTSE Europe Bull 3X Shares	490,614	—	490,614
Direxion Daily FTSE Europe Bear 3X Shares	—	—	—
Direxion Daily India Bull 3X Shares	12,821,148	—	12,821,148
Direxion Daily Japan Bull 3X Shares	—	—	—
Direxion Daily Japan Bear 3X Shares	—	—	—
Direxion Daily Latin America Bull 3X Shares	4,009,769	—	4,009,769
Direxion Daily Russia Bull 3X Shares	1,106,759	—	1,106,759
Direxion Daily Russia Bear 3X Shares	1,494,084	—	1,494,084
Direxion Daily South Korea Bull 3X Shares	585,482	—	585,482
Direxion Daily South Korea Bear 3X Shares	739	—	739

154	DIREXION SEMI-ANNUAL REPORT

	Asset Derivatives[1]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily Basic Materials Bull 3X Shares	$2,739,603	$—	$2,739,603
Direxion Daily Gold Miners Bull 3X Shares	133,403,903	—	133,403,903
Direxion Daily Gold Miners Bear 3X Shares	36,473,583	—	36,473,583
Direxion Daily Healthcare Bull 3X Shares	22,858,635	—	22,858,635
Direxion Daily Junior Gold Miners Index Bull 3X Shares	—	—	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	6,941,376	—	6,941,376
Direxion Daily Natural Gas Related Bull 3X Shares	12,757,647	—	12,757,647
Direxion Daily Natural Gas Related Bear 3X Shares	—	—	—
Direxion Daily Retail Bull 3X Shares	6,564,054	—	6,564,054
Direxion Daily Semiconductor Bull 3X Shares	55,869,029	—	55,869,029
Direxion Daily Semiconductor Bear 3X Shares	11,390	—	11,390
Direxion Daily Energy Bull 3X Shares	133,353,856	—	133,353,856
Direxion Daily Energy Bear 3X Shares	—	—	—
Direxion Daily Financial Bull 3X Shares	593,293,539	—	593,293,539
Direxion Daily Financial Bear 3X Shares	513,472	—	513,472
Direxion Daily Real Estate Bull 3X Shares	79,462,454	—	79,462,454
Direxion Daily Real Estate Bear 3X Shares	—	—	—
Direxion Daily Technology Bull 3X Shares	38,168,242	—	38,168,242
Direxion Daily Technology Bear 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	73,219	73,219
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	1,150,613	1,150,613
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	3,740,341	3,740,341
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	16,823,297	16,823,297

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on swaps.

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily S&P 500® Bull 3X Shares	$—	$—	$—
Direxion Daily S&P 500® Bear 3X Shares	51,661,006	—	51,661,006
Direxion Daily Mid Cap Bull 3X Shares	655,215	—	655,215
Direxion Daily Mid Cap Bear 3X Shares	1,115,038	—	1,115,038
Direxion Daily Small Cap Bull 3X Shares	25,111,633	—	25,111,633
Direxion Daily Small Cap Bear 3X Shares	62,486,293	—	62,486,293
Direxion Daily Brazil Bull 3X Shares	1,844		1,844
Direxion Daily Brazil Bear 3X Shares	120,704
Direxion Daily Developed Markets Bull 3X Shares	—	—	—
Direxion Daily Developed Markets Bear 3X Shares	1,293,817	—	1,293,817
Direxion Daily Emerging Markets Bull 3X Shares	—	—	—
Direxion Daily Emerging Markets Bear 3X Shares	9,844,390	—	9,844,390
Direxion Daily FTSE China Bull 3X Shares	13,574,033	—	13,574,033
Direxion Daily FTSE China Bear 3X Shares	564,217	—	564,217
Direxion Daily FTSE Europe Bull 3X Shares	—	—	—
Direxion Daily FTSE Europe Bear 3X Shares	(353,406)	—	(353,406)
Direxion Daily India Bull 3X Shares	22,592	—	22,592
Direxion Daily Japan Bull 3X Shares	897,924	—	897,924
Direxion Daily Japan Bear 3X Shares	86,887	—	86,887
Direxion Daily Latin America Bull 3X Shares	194	—	194
Direxion Daily Russia Bull 3X Shares	3,781,877	—	3,781,877
Direxion Daily Russia Bear 3X Shares	756,278	—	756,278
Direxion Daily South Korea Bull 3X Shares	—	—	—

DIREXION SEMI-ANNUAL REPORT	155

	Liability Derivatives[2]
Fund	Equity Risk	Interest Rate Risk	Total
Direxion Daily South Korea Bear 3X Shares	$87,593	$—	$87,593
Direxion Daily Basic Materials Bull 3X Shares	—	—	—
Direxion Daily Gold Miners Bull 3X Shares	35,335,254	—	35,335,254
Direxion Daily Gold Miners Bear 3X Shares	1,024,069	—	1,024,069
Direxion Daily Healthcare Bull 3X Shares	441,406	—	441,406
Direxion Daily Junior Gold Miners Index Bull 3X Shares	24,996,350	—	24,996,350
Direxion Daily Junior Gold Miners Index Bear 3X Shares	491,772	—	491,772
Direxion Daily Natural Gas Related Bull 3X Shares	—	—	—
Direxion Daily Natural Gas Related Bear 3X Shares	3,824,948	—	3,824,948
Direxion Daily Retail Bull 3X Shares	5,973	—	5,973
Direxion Daily Semiconductor Bull 3X Shares	479,617	—	479,617
Direxion Daily Semiconductor Bear 3X Shares	7,339,858	—	7,339,858
Direxion Daily Energy Bull 3X Shares	730	—	730
Direxion Daily Energy Bear 3X Shares	13,592,157	—	13,592,157
Direxion Daily Financial Bull 3X Shares	95,415	—	95,415
Direxion Daily Financial Bear 3X Shares	45,115,163	—	45,115,163
Direxion Daily Real Estate Bull 3X Shares	—	—	—
Direxion Daily Real Estate Bear 3X Shares	2,233,750	—	2,233,750
Direxion Daily Technology Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	1,865,746	1,865,746
Direxion Daily 20+ Year Treasury Bull 3X Shares	—	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	47,523,553	47,523,553

[2]	Statements of Assets and Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the six months ended April 30, 2014 by primary risk, were as follows:

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily S&P 500® Bull 3X Shares	Swap Contracts	$82,843,854	$—	$(7,986,548)	$—
Direxion Daily S&P 500® Bear 3X Shares	Swap Contracts	(71,701,551)	—	21,198,358	—
Direxion Daily Mid Cap Bull 3X Shares	Swap Contracts	2,474,603	—	5,705,949	—
Direxion Daily Mid Cap Bear 3X Shares	Swap Contracts	(2,717,218)	—	651,627	—
Direxion Daily Small Cap Bull 3X Shares	Swap Contracts	116,829,652	—	(8,469,544)	—
Direxion Daily Small Cap Bear 3X Shares	Swap Contracts	(143,802,827)	—	71,879,627	—
Direxion Daily Brazil Bull 3X Shares	Swap Contracts	(384,554)	—	2,546,868	—
Direxion Daily Brazil Bear 3X Shares	Swap Contracts	(309,735)	—	139,009	—
Direxion Daily FTSE China Bull 3X Shares	Swap Contracts	23,118,148	—	(51,236,165)	—
Direxion Daily FTSE China Bear 3X Shares	Swap Contracts	(4,046,946)	—	4,545,450	—
Direxion Daily FTSE Europe Bull 3X Shares	Swap Contracts	(75,821)	—	490,614	—
Direxion Daily FTSE Europe Bear 3X Shares	Swap Contracts	(244,525)	—	(353,406)	—

156	DIREXION SEMI-ANNUAL REPORT

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily Developed Markets Bull 3X Shares	Swap Contracts	$2,763,235	$—	$1,566,524	$—
Direxion Daily Developed Markets Bear 3X Shares	Swap Contracts	(2,017,799)	—	647,543	—
Direxion Daily Emerging Markets Bull 3X Shares	Swap Contracts	(17,244,538)	—	(2,975,834)	—
Direxion Daily Emerging Markets Bear 3X Shares	Swap Contracts	(23,068,545)	—	2,984,276	—
Direxion Daily India Bull 3X Shares	Swap Contracts	3,258,166	—	3,475,207	—
Direxion Daily Japan Bull 3X Shares	Swap Contracts	(1,449,509)	—	(305,288)	—
Direxion Daily Japan Bear 3X Shares	Swap Contracts	(75,926)	—	143,216	—
Direxion Daily Latin America Bull 3X Shares	Swap Contracts	(3,781,558)	—	1,438,278	—
Direxion Daily Russia Bull 3X Shares	Swap Contracts	(1,821,156)	—	(9,853,902)	—
Direxion Daily Russia Bear 3X Shares	Swap Contracts	(1,422,386)	—	1,665,287	—
Direxion Daily South Korea Bull 3X Shares	Swap Contracts	840,185	—	(477,366)	—
Direxion Daily South Korea Bear 3X Shares	Swap Contracts	(250,358)	—	149,652	—
Direxion Daily Basic Materials Bull 3X Shares	Swap Contracts	(991)	—	838,217	—
Direxion Daily Gold Miners Bull 3X Shares	Swap Contracts	(238,506,051)	—	131,671,502	—
Direxion Daily Gold Miners Bear 3X Shares	Swap Contracts	(2,537,904)	—	(10,185,772)	—
Direxion Daily Healthcare Bull 3X Shares	Swap Contracts	4,120,045	—	12,255,501	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	Swap Contracts	1,682,855	—	(24,276,337)	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	Swap Contracts	(6,549,070)	—	5,746,078	—
Direxion Daily Natural Gas Related Bull 3X Shares	Swap Contracts	1,689,169	—	4,469,036	—
Direxion Daily Natural Gas Related Bear 3X Shares	Swap Contracts	(2,876,386)	—	(1,621,831)	—
Direxion Daily Retail Bull 3X Shares	Swap Contracts	(713,718)	—	(1,680,935)	—
Direxion Daily Semiconductor Bull 3X Shares	Swap Contracts	3,168,066	—	16,995,450	—
Direxion Daily Semiconductor Bear 3X Shares	Swap Contracts	(14,474,644)	—	4,149,902	—
Direxion Daily Energy Bull 3X Shares	Swap Contracts	9,548,751	—	27,359,378	—
Direxion Daily Energy Bear 3X Shares	Swap Contracts	(14,991,742)	—	(1,108,450)	—
Direxion Daily Financial Bull 3X Shares	Swap Contracts	114,336,940	—	103,089,069	—
Direxion Daily Financial Bear 3X Shares	Swap Contracts	(108,882,230)	—	(11,285,766)	—
Direxion Daily Real Estate Bull 3X Shares	Swap Contracts	9,218,288	—	12,772,066	—
Direxion Daily Real Estate Bear 3X Shares	Swap Contracts	(1,995,098)	—	(944,991)	—
Direxion Daily Technology Bull 3X Shares	Swap Contracts	16,230,017	—	12,974,274	—
Direxion Daily Technology Bear 3X Shares	Swap Contracts	(3,919,050)	—	(1,877,543)	—

DIREXION SEMI-ANNUAL REPORT	157

		Net Realized Gain (Loss)[1]		Net Unrealized Appreciation (Depreciation)[2]
Fund		Equity Risk	Interest Rate Risk	Equity Risk	Interest Rate Risk
Direxion Daily 7-10 Year Treasury Bull 3X Shares	Swap Contracts	$—	$(65,875)	$—	$94,456
Direxion Daily 7-10 Year Treasury Bear 3X Shares	Swap Contracts	—	(2,113,493)	—	(510,819)
Direxion Daily 20+ Year Treasury Bull 3X Shares	Swap Contracts	—	280,782	—	2,573,950
Direxion Daily 20+ Year Treasury Bear 3X Shares	Swap Contracts	—	(39,394,761)	—	(78,109,201)

[1]	Statements of Operations location: Net realized gain (loss) on swaps.
[2]	Statements of Operations location: Change in net unrealized appreciation (depreciation) on swaps.

For the period ended April 30, 2014, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts
Direxion Daily S&P 500® Bull 3X Shares	$886,979,426	$—
Direxion Daily S&P 500® Bear 3X Shares	—	504,489,788
Direxion Daily Mid Cap Bull 3X Shares	152,118,824	—
Direxion Daily Mid Cap Bear 3X Shares	—	23,848,510
Direxion Daily Small Cap Bull 3X Shares	2,513,388,958	—
Direxion Daily Small Cap Bear 3X Shares	—	1,797,598,193
Direxion Daily Brazil Bull 3X Shares	20,029,390	—
Direxion Daily Brazil Bear 3X Shares	—	10,639,711
Direxion Daily Developed Markets Bull 3X Shares	136,869,307	—
Direxion Daily Developed Markets Bear 3X Shares	—	21,855,355
Direxion Daily Emerging Markets Bull 3X Shares	867,909,258	—
Direxion Daily Emerging Markets Bear 3X Shares	—	333,972,662
Direxion Daily FTSE China Bull 3X Shares	247,410,953	—
Direxion Daily FTSE China Bear 3X Shares	—	47,648,112
Direxion Daily FTSE Europe Bull 3X Shares	8,631,208	—
Direxion Daily FTSE Europe Bear 3X Shares	—	8,128,033
Direxion Daily India Bull 3X Shares	97,050,397	—
Direxion Daily Japan Bull 3X Shares	17,137,277	—
Direxion Daily Japan Bear 3X Shares	—	6,012,648
Direxion Daily Latin America Bull 3X Shares	56,474,942	—
Direxion Daily Russia Bull 3X Shares	105,179,048	—
Direxion Daily Russia Bear 3X Shares	—	40,085,110
Direxion Daily South Korea Bull 3X Shares	6,199,956	—
Direxion Daily South Korea Bear 3X Shares	—	3,989,997
Direxion Daily Basic Materials Bull 3X Shares	9,153,392	—
Direxion Daily Gold Miners Bull 3X Shares	1,928,511,966	—
Direxion Daily Gold Miners Bear 3X Shares	—	566,825,032
Direxion Daily Healthcare Bull 3X Shares	194,469,169	—
Direxion Daily Junior Gold Miners Index Bull 3X Shares	130,641,667	—
Direxion Daily Junior Gold Miners Index Bear 3X Shares	—	44,014,573
Direxion Daily Natural Gas Related Bull 3X Shares	44,614,138	—
Direxion Daily Natural Gas Related Bear 3X Shares	—	20,397,654
Direxion Daily Retail Bull 3X Shares	36,295,266	—
Direxion Daily Semiconductor Bull 3X Shares	136,009,353	—
Direxion Daily Semiconductor Bear 3X Shares	—	64,087,360
Direxion Daily Energy Bull 3X Shares	311,786,310	—
Direxion Daily Energy Bear 3X Shares	—	166,549,880

158	DIREXION SEMI-ANNUAL REPORT

	Quarterly Average Gross Notional Amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts
Direxion Daily Financial Bull 3X Shares	$2,958,740,517	$—
Direxion Daily Financial Bear 3X Shares	—	1,287,679,823
Direxion Daily Real Estate Bull 3X Shares	295,728,061	—
Direxion Daily Real Estate Bear 3X Shares	—	41,840,029
Direxion Daily Technology Bull 3X Shares	327,765,584	—
Direxion Daily Technology Bear 3X Shares	—	48,430,579
Direxion Daily 7-10 Year Treasury Bull 3X Shares	11,563,328	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	176,068,862
Direxion Daily 20+ Year Treasury Bull 3X Shares	92,247,245	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	1,727,019,884

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 300% (or -300%) daily performance of their respective index.

9.	PRINCIPAL RISKS

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ prospectus for a full discussion.

Counterparty Risk – A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Funds’ counterparties are generally required to post collateral to the Funds to the extent of the Funds’ daily exposure to such counterparties. However, to the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described in this paragraph. In addition, there may be a delay associated with realization by the Funds of the collateral posted by such counterparties in the event of counterparty default or bankruptcy. A Fund may be negatively impacted if counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding, and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

Concentration Risk – The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

Daily Correlation Risk – A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day. Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These Funds are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

DIREXION SEMI-ANNUAL REPORT	159

Leverage Risk –  Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements may be used to create leverage. Each Fund employs leveraged investment techniques to achieve its investment objective.

Liquidity Risk – In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Adviser. Additionally, certain counterparties may have the ability to demand repayment at any time, thereby exposing the Fund to the risk that it may be required to liquidate investments at an inopportune time. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying index.

10.	SUBSEQUENT EVENTS

The following Funds had income and capital gain dividend distributions with an ex-date of June 24, 2014 and a payable date of July 1, 2014. The income dividend and capital gain dividend distribution per share for each Fund was as follows:

Fund	Per Share Income Distribution	Per Share Short Term Capital Gain Distribution	Per Share Long Term Capital Gain Distribution

Direxion Daily Brazil Bear 3x Shares	$—	$0.74331	$—
Direxion Daily FTSE Europe Bull 3x Shares	0.00637	—	—
Direxion Daily Japan Bear 3x Shares	0.01121	—	—
Direxion Daily Junior Gold Miners Index Bull 3x Shares	0.00089	—	—
Direxion Daily Junior Gold Miners Index Bear 3x Shares	0.00150	—	—

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the Statement of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

160	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Supplemental Information

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT	161

Direxion Shares ETF Trust

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(3) Age: 45	Chairman of Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008	Managing Director of Rafferty, 1999-present.	125	None

Non-Interested Trustees
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Fund Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Gerald E. Shanley III Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	150	None

John Weisser Age: 72	Trustee	Lifetime of Trust until removal or resignation; Since 2008	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	150	Director, The MainStay Funds Trust (35 Funds); The MainStay Funds (12 Funds); MainStay VP Fund Series (29 Funds); MainStay Defined Term Municipal Opportunities Fund (1 Fund); Private Advisors Alternative Strategies Master Fund (1 Fund).

162	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Trustees and Officers

Officers
Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Daniel D. O’Neill(3) Age: 45	Chief Executive Officer and Chief Investment Officer	One Year; Since 2008	Managing Director of Rafferty, 1999-present.	125	N/A
	Chairman of Board of Trustees	Lifetime of Trust until removal or resignation; Since 2008

Eric Falkeis: Age: 40	Chief Operating Officer	One Year; Since 2013	President, Rafferty Asset Management, LLC, since March 2013; formerly, Senior Vice President, U.S. Bancorp Fund Services, LLC (“USBFS”), September 2007 – March 2013; Chief Financial Officer, USBFS, April 2006 – March 2013; Vice President, USBFS, 1997-2007; formerly, Chief Financial Officer, Quasar Distributors, LLC (2000-2003).	N/A	Trustee, Professionally Managed Portfolios (45 Funds)

Patrick J. Rudnick Age: 40	Principal Financial Officer and Assistant Secretary	One Year; Since 2010	Chief Financial Officer, Rafferty Asset Management, LLC, since March 2013; formerly, Vice President, USBFS, 2006 – 2013; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

DIREXION SEMI-ANNUAL REPORT	163

Direxion Shares ETF Trust

Trustees and Officers

Name, Address(1) and Age	Position(s) Held with Fund	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee During Past Five Years
Angela Brickl Age: 37	Chief Compliance Officer; Secretary	One Year; Since 2012 One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – Aug 2009; Summer Associate at Foley & Lardner, LLP May – August 2008; Vice President USBFS November 2003 – August 2007.	N/A	N/A

(1)	The address for all trustees and officers is 1301 Avenue of the Americas (6th Ave.), 35th Floor, New York, NY 10019.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds, which currently offers for sale to the public 19 portfolios, the Direxion Insurance Trust, which currently offers for sale 3 of the 5 funds currently registerd with the SEC, and the Direxion Shares ETF Trust, which currently offers for sale to the public 55 of the 125 funds currently registered with the SEC.

(3)	Mr. O’Neill is affiliated with Rafferty. Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(4)	Each officer of the Trust holds office until his or her successor is elected and qualified or until his or her earlier death, inability to serve, removal or resignation.

164	DIREXION SEMI-ANNUAL REPORT

Direxion Shares ETF Trust

Board Review of Investment Advisory Agreement

April 30, 2014 (Unaudited)

New Fund Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board of Trustees (“Board”) of Direxion Shares ETF Trust (“ETF Trust”) considered at its August 15, 2012 Board meeting in approving the advisory agreement between Rafferty Asset Management, LLC (“Rafferty”) and the ETF Trust, on behalf of the Direxion Daily FTSE Europe Bull 3X Shares and the Direxion Daily FTSE Europe Bear 3X Shares (“Advisory Agreement”), each a series of the ETF Trust, (each a “Fund” and, collectively, the “Funds.”)

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors discussed below. In determining whether to approve the Advisory Agreement, the Board considered the best interests of each Fund separately. The Board noted that the Funds had not yet commenced operations. Accordingly, the Board primarily considered the nature, extent and quality of the services to be provided by Rafferty, the advisory fee rates to be paid to Rafferty and each Fund’s estimated expenses.

Nature, Extent and Quality of Services Provided.    The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the ETF Trust, as well as the Direxion Funds and Direxion Insurance Trust, since their respective inception dates and has developed an expertise in managing funds with investment strategies similar to the Funds. The Board considered Rafferty’s representations that it has the financial resources and appropriate staffing to manage the Funds and to meet its contractual fee waivers and/or expense reimbursement obligations. The Board also noted that reports from both the Chief Compliance Officer and the independent compliance firm that supports Rafferty’s Chief Compliance Officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty will oversee all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Because the Funds had not commenced operations, they did not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Funds under the Advisory Agreement were fair and reasonable.

Costs of Services Provided to the Funds and Profits Realized.    The Board considered the fees to be paid to Rafferty on an annual basis, including contractual fee waivers. In this regard, Rafferty advised the Board that the advisory fee rates for the Funds are similar to the advisory fee rates for comparable exchange-traded funds and the advisory fee rates charged to comparable series of the ETF Trust. The Board also considered the total expense ratios for the Funds compared to comparable exchange-traded funds, or other products, with investment strategies similar to the Funds. The Board considered that Rafferty agreed to limit the total expenses for each Fund via contractual fee waivers and/or expense limitations. The Board considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to each Fund. Because the Funds had not commenced operations, Rafferty did not have any prior profit data related to the Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services to be provided and any profits that may be realized under the Advisory Agreement were fair and reasonable.

Economies of Scale.    The Board considered whether economies of scale will be realized by Rafferty as a Fund grows larger and the extent to which any such economies are reflected in contractual fee rates. The Board noted that the Funds had not yet commenced operations and did not yet have any assets, and concluded that the contractual fee waivers and/or expense limitations for the Funds may allow shareholders to benefit from potential economies of scale that may be achieved.

Other Benefits.    The Board considered Rafferty’s representation that it believes that its relationship with the Funds may help to enable Rafferty to attract business to its other mutual fund accounts. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, such benefits to Rafferty would be fair and reasonable.

Conclusion.    Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreement for the Funds was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Advisory Agreement.

DIREXION SEMI-ANNUAL REPORT	165

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166

PRIVACY NOTICE

At the Direxion Shares, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

—	Account applications or other forms on which you provide information,

—	Mail, e-mail, the telephone and our website, and

—	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

—	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

—	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ non-public personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (866) 476-7523.

This page is not a part of the Semi-Annual Report.

DIREXION SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT APRIL 30, 2014

1301 Avenue of the Americas (6th Ave.), 35th Floor New York, New York 10019 www.direxioninvestments.com

Investment Adviser

Rafferty Asset Management, LLC

1301 Avenue of Americas (6th Ave.), 35th Floor

New York, NY 10019

Administrator

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Transfer Agent, Custodian & Index Receipt Agent

The Bank of New York Mellon

101 Barclay Street

New York, New York 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

You may obtain a description of the Direxion Shares ETF Trust proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-866-476-7523 or by accessing the SEC’s website at www.sec.gov. Such reports maybe reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Each Funds’ premium/discount information is available free of charge on the Funds’ website, www.direxioninvestments.com or by calling 1-866-476-7523.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-866-476-7523, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Chief Operating Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Chief Operating Officer

Date	7/1/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, Chief Operating Officer

Date	7/1/14

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	7/1/14